NICHOLAS APPLEGATE-Registered Trademark-
MUTUAL FUNDS, ANNUAL REPORT

PORTFOLIOS A, B AND C
MARCH 31, 1998


WE SEE THE WORLD DIFFERENTLY


[PHOTO]

DEAR FELLOW SHAREHOLDERS,

It's been an exciting year for investors, with stock markets climbing to record levels and bond markets enjoying steady growth. Mid and small-sized companies are beginning to reassert themselves after a long period of investor preference for large company stocks.

The U.S. market continues to grow with a strong economy and currency as well as low inflation and interest rates. High consumer confidence has led to exceptional growth. An example of a company benefiting from this trend is Ethan Allen Interiors, a retailer of quality home furnishings which we hold in our Emerging Growth Fund. This nationwide chain continues to establish its presence in premium locations, introduce innovative products and expand its sales base among new home buyers, all contributing to profitability.


[PHOTO]

ARTHUR E. NICHOLAS
Managing Partner
Chief Investment Officer



                                   [PHOTO]

[PHOTO]

  Europe is also experiencing one of its most dynamic growth periods ever, with healthy trends toward deregulation and consolidation of industries, particularly in the financial sector. Credito Italiano is one of Italy's largest banks, and is a primary example of a European financial institution benefiting from falling interest rates and a shift toward investing in stocks.

  Asia, of course, presents the biggest challenges, with currencies and stock markets experiencing drastic declines. Some countries are working fervently to reform their economies toward recovery while others stubbornly resist change. We have lowered our exposure significantly, though our style of investing continues to uncover good opportunities. For example, Sony generates high consumer demand worldwide, resulting in record earnings and profits, in spite of Japan's stagnant economy.

[PHOTO]

  Nicholas-Applegate's process is focused on investment leadership in a changing world. Our goal has always been superior performance and client service. We go after the best opportunities by setting our sights on change wherever it occurs. We're after companies demonstrating growing earnings and the potential to exceed

[PHOTO]

the expectations we set for them. A growing company only meets our criteria when it shows it can sustain this potential a year or more down the road. And the change must be timely. A company may be doing well financially and demonstrate sustainability, though it must also keep pace with market and technological developments to capture our interest. As you'll see throughout this report, our portfolio managers apply these tenets to invest in exciting opportunities worldwide.

  Perhaps one area that demonstrates positive change most clearly is emerging markets, where modern technology is opening up business opportunities that were non-existent only a few years ago. Take, for example, Hungary's telephone company, Matav, which we held in our Emerging Countries Fund. This is the only telephone company in Hungary. As modernization proceeds and more private residences acquire telephones, Matav enjoys dramatic growth. This is the kind of positive change we're after.

  We find it with superior information management. We build our research on relationships with expert analysts around the world. We've pioneered an exchange program bringing analysts to work at our offices in the United States and sending our people overseas to learn first hand how things work in different markets. In addition, our proprietary database tracks over 20,000 companies worldwide.

  Once we gather information, we put it to work. Our portfolio managers thrive on communication, so we've structured our trading floors in open environments. When news in one area of the market affects Nicholas-Applegate holdings in another, information flows swiftly to the portfolio management team that can use it.

  We're also acutely aware that when the U.S. market is closed, the rest of the world is still open for business. We don't miss opportunities just because they are happening in different time zones.

  All of these elements account for Nicholas-Applegate's ability to find compelling opportunities, not only in strong markets such as Europe and the United States, but also in challenging markets including Latin America and Eastern Europe. We believe the future for continued long-term growth is bright, even in Asia, and encourage investors to share our disciplined, long-term perspective.

  Thank you for your support of the Nicholas-Applegate Mutual Funds. We welcome your comments and look forward to continuing our work with you in the coming years.

Sincerely yours,

/s/ ART NICHOLAS

Art Nicholas

                                    [PHOTO]

TABLE OF CONTENTS
------------------------------------------------------------------------

                                                                           PAGE

The Portfolios' Review and Outlook, Performance, and the Funds'
 Schedules of Investments
  Emerging Growth.......................................................      1
  Core Growth...........................................................      9
  Large Cap Growth......................................................     13
  Income & Growth.......................................................     16
  Balanced Growth.......................................................     21
  Government Income.....................................................     27
  Money Market..........................................................     30
  Emerging Countries....................................................     32
  International Small Cap Growth........................................     37
  International Core Growth.............................................     42
  Worldwide Growth......................................................     47
The Portfolios'
  Financial Highlights..................................................     54
  Statements of Assets and Liabilities..................................     60
  Statements of Operations..............................................     66
  Statements of Changes in Net Assets...................................     72
  Notes to the Financial Statements.....................................     84
Notes to the Funds' Financial Statements................................     97
Report of Independent Auditors
  Nicholas-Applegate Mutual Funds.......................................    102
  Nicholas-Applegate Investment Trust...................................    103

ANNUAL REPORT FOR NICHOLAS-APPLEGATE HIGH YIELD BOND FUND

------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Series A, B and C Portfolios. Distributor: Nicholas-Applegate Securities.

EMERGING GROWTH FUND
PORTFOLIOS A, B & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities
                              Thomas E. Bleakley,
                           Partner, Portfolio Manager
                                John C. McCraw,
                               Portfolio Manager
                                Aaron M. Harris,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Emerging Growth Fund seeks to maximize long-term capital appreciation by investing primarily in U.S. equity securities of companies with market capitalizations below $500 million.

  REVIEW AND OUTLOOK: In the midst of a volatile year for small company stocks, the Nicholas-Applegate Emerging Growth Fund's C Portfolio returned 45.4%, outperforming the Russell 2000 Growth Index benchmark, which returned 41.2%. The Fund's relative outperformance may be attributed largely to our selection of stocks of small companies demonstrating positive, sustainable and timely growth.

  The Fund delivered solid results in May and June of 1997, following a significant period of relative underperformance by the small-cap asset class. The Asian economic crisis in October caused a temporary setback in the rally, largely among technology stocks affected by the region's financial woes. However, the rally resumed shortly thereafter. The Fund benefited from superior selection of stocks that benefited from the strong U.S. economy, falling interest rates and an all-time high level of consumer confidence.

  We invested in the stocks of several retailers exhibiting powerful earnings growth. For example, Linens N Things Inc., a specialty retailer, performed well on the strength of its sales trends and new store openings. Likewise, home furnishings store Ethan Allen Interiors did well in light of an extremely strong housing market and trend of consumers spending a significant portion of disposable income on their homes.

  While the technology sector experienced a great deal of volatility, the Fund did very well by maintaining a focus on those companies with little or no Asian exposure. The stocks of software companies CBT Group, Visio Corp. and Veritas Software, were among the Fund's top performers for the year.

  Our outlook for the Emerging Growth Fund remains optimistic as we continue to find many small companies displaying solid Fundamentals and strong earnings potential. As investors continue to shift their preference to smaller cap stocks, we see this asset class offering great opportunities moving forward.

                            REPRESENTATIVE HOLDINGS

                               Action Performance
                                Alaska Airlines
                             Eastern Environmental
                         Franchise Mortgage Acceptance
                                Linens N Things
                                     Lycos
                                 Natures Bounty
                           Personnel Group of America
                                Sangstat Medical
                                    Veritas

--------------------------------------------------------------------------------

EMERGING GROWTH PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            EMERGING GROWTH      RUSSELL 2000
                              PORTFOLIO A        GROWTH INDEX
1-Oct-93                            $9,475.00        $10,000.00
31-Dec-93                           $9,453.38        $10,262.59
30-Jun-94                           $8,206.62         $9,227.27
31-Dec-94                           $9,072.02        $10,013.02
30-Jun-95                          $10,656.14        $11,609.85
31-Dec-95                          $12,235.64        $13,123.11
30-Jun-96                          $14,402.22        $14,687.74
31-Dec-96                          $14,470.88        $14,601.18
30-Jun-97                          $15,081.98        $15,351.64
31-Dec-97                          $16,105.48        $16,476.56
31-Mar-98                          $18,767.65        $18,435.00
Annualized Total Returns
As of 3/31/98
1 Year                                3 Years   Since Inception
38.64%                                 21.35%            15.02%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            EMERGING GROWTH      RUSSEL 2000
                              PORTFOLIO B        GROWTH INDEX
1-Oct-93                           $10,000.00        $10,000.00
31-Dec-93                           $9,961.07        $10,262.59
30-Jun-94                           $8,606.38         $9,227.27
31-Dec-94                           $9,474.33        $10,013.02
30-Jun-95                          $11,093.19        $11,609.85
31-Dec-95                          $12,686.10        $13,123.11
30-Jun-96                          $14,867.16        $14,687.74
31-Dec-96                          $14,883.50        $14,601.18
30-Jun-97                          $15,463.48        $15,351.64
31-Dec-97                          $16,451.90        $16,476.56
31-Mar-98                          $18,541.24        $18,435.00
Annualized Total Returns
As of 3/31/98
1 Year                                3 Years   Since Inception
40.26%                                 21.91%            14.71%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            EMERGING GROWTH      RUSSELL 2000
                              PORTFOLIO C        GROWTH INDEX
1-Oct-93                           $10,000.00        $10,000.00
31-Dec-93                           $9,960.85        $10,262.59
30-Jun-94                           $8,616.25         $9,227.27
31-Dec-94                           $9,489.47        $10,013.02
30-Jun-95                          $11,127.72        $11,609.85
31-Dec-95                          $12,736.96        $13,123.11
30-Jun-96                          $14,942.62        $14,687.74
31-Dec-96                          $14,975.42        $14,601.18
30-Jun-97                          $15,557.08        $15,351.64
31-Dec-97                          $16,560.64        $16,476.56
31-Mar-98                          $18,592.34        $18,435.00
Annualized Total Returns
As of 3/31/98
1 Year                                3 Years   Since Inception
45.40%                                 22.79%            14.78%

The graphs compare a $10,000 investment in the Emerging Growth Portfolio A (front load), the Emerging Growth Portfolio B (back-end load) and the Emerging Growth Portfolio C (level load) with a similar investment in the Russell 2000 Growth Index, on a cumulative and average annual total return basis. Returns reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B shares (maximum 5% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

The Portfolios calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The Portfolios commenced operations on 12/27/93, 5/31/95 and 12/27/93, respectively.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolios, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Russell 2000 Growth Index is an unmanaged index comprised of stocks of smaller U.S. companies with greater-than-average growth orientation and represents the universe of stocks that generally have higher price-to-book and price-earnings ratios. Its returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
EMERGING GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 99.2%
---------------------------------------------------------------------------------
ADVERTISING -- 0.4%
  Abacus Direct Corp.*.......................           45,700      $   2,387,825
  Getty Images, Inc.*........................           37,900            952,237
                                                                    -------------
                                                                        3,340,062
                                                                    -------------
AEROSPACE -- 0.4%
  AAR Corp...................................          103,200          2,812,200
                                                                    -------------
AIR FREIGHT/SHIPPING -- 0.9%
  Airnet Systems, Inc.*......................           37,100          1,075,900
  Expeditors International Of Washington,
    Inc......................................          125,300          5,372,237
                                                                    -------------
                                                                        6,448,137
                                                                    -------------
AIRLINES -- 2.6%
  Alaska Air Group, Inc.*....................          125,000          6,773,437
  Atlantic Coast Airlines, Inc.*.............           47,500          2,280,000
  Mesaba Holdings, Inc.*.....................           12,400            389,825
  Midwest Express Holdings, Inc.*............           76,600          3,753,400
  Ryanair Holdings PLC Sponsored ADR*........           26,800            991,600
  SkyWest, Inc...............................           29,300          1,069,450
  Trans World Airlines, Inc..................          260,900          3,212,331
  Virgin Express Holdings PLC -- ADR*........           41,400            983,250
                                                                    -------------
                                                                       19,453,293
                                                                    -------------
ALCOHOLIC BEVERAGES -- 0.6%
  Beringer Wine Estates Holdings, Inc.*......           33,800          1,744,925
  Canandaigua Wine Co. Class A*..............           44,400          2,536,350
                                                                    -------------
                                                                        4,281,275
                                                                    -------------
APPAREL -- 1.1%
  Ashworth, Inc.*............................           17,000            291,125
  Authentic Fitness Corp.....................           87,300          1,735,087
  Big Dog Holdings, Inc......................            2,500             16,562
  Columbia Sportswear Co.*...................           32,700            690,788
  Cutter & Buck, Inc.*.......................           26,500            685,687
  Genesco, Inc.*.............................           91,300          1,654,812
  Nautica Enterprises, Inc.*.................           32,750          1,007,062
  Wolverine World Wide, Inc..................           67,200          1,898,400
                                                                    -------------
                                                                        7,979,523
                                                                    -------------
AUTOMOBILES -- 0.0%
  Group 1 Automotive, Inc....................           11,100            121,406
                                                                    -------------
AUTOMOTIVE EQUIPMENT -- 0.4%
  Aftermarket Technology Corp.*..............           62,900          1,391,662
  O'Reilly Automotive, Inc.*.................           57,100          1,573,819
                                                                    -------------
                                                                        2,965,481
                                                                    -------------
BIOTECHNOLOGY -- 0.6%
  Arqule, Inc.*..............................           47,500          1,056,875
  BioReliance Corp.*.........................           13,300            219,589
  Coulter Pharmaceutical, Inc.*..............           69,800          1,910,775
  Neurex Corp.*..............................           10,100            241,137
  NeXstar Pharmaceuticals, Inc.*.............           55,600            639,400

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

BIOTECHNOLOGY (CONTINUED)

  Pharmacopeia, Inc.*........................           25,200      $     472,500
                                                                    -------------
                                                                        4,540,276
                                                                    -------------
BROADCASTING -- 1.9%
  Chancellor Media Corp.*....................          208,500          9,564,937
  Emmis Broadcasting Corp. Class A*..........           63,000          3,323,250
  Saga Communications, Inc. Class A*.........           55,277          1,153,907
                                                                    -------------
                                                                       14,042,094
                                                                    -------------
BUILDING MATERIALS -- 1.3%
  Advanced Lighting Technologies, Inc.*......           25,800            667,575
  AFC Cable Systems, Inc.*...................           35,125          1,365,484
  Comfort Systems USA, Inc.*.................          132,600          2,867,475
  Hexcel Corp.*..............................          148,500          4,083,750
  Simpson Manufacturing Co., Inc.*...........            5,000            203,750
  Triangle Pacific Corp.*....................           19,500            741,000
                                                                    -------------
                                                                        9,929,034
                                                                    -------------
BUILDING MATERIALS CHAINS -- 0.1%
  White Cap Industries, Inc.*................           35,700            821,100
                                                                    -------------
CATALOG/OUTLET STORES -- 0.3%
  Coldwater Creek............................           18,000            436,500
  Insight Enterprises, Inc.*.................           53,400          2,169,375
                                                                    -------------
                                                                        2,605,875
                                                                    -------------
CHEMICALS -- 0.9%
  O.M. Group, Inc............................           83,250          3,506,906
  Scotts Co. (The) Class A*..................           73,700          2,551,862
  Spartech Corp..............................           26,700            585,731
                                                                    -------------
                                                                        6,644,499
                                                                    -------------
CLOTHING CHAINS -- 3.1%
  99 Cents Only Stores*......................           74,125          2,589,742
  American Eagle Outfitters, Inc.*...........           27,100          1,192,400
  Buckle, Inc.*..............................           66,500          3,333,312
  Gadzooks, Inc..............................           17,100            382,612
  Men's Wearhouse, Inc.*.....................           93,800          3,470,600
  Pacific Sunwear of California*.............           58,050          2,409,075
  Stage Stores, Inc.*........................          108,600          5,606,475
  Stein Mart, Inc.*..........................           49,400          1,759,875
  The Wet Seal, Inc. Class A*................           66,100          2,499,406
                                                                    -------------
                                                                       23,243,497
                                                                    -------------
COMPUTER/OFFICE AUTOMATION -- 2.5%
  Advanced Digital Information Corp.*........           78,500          1,236,375
  Apex PC Solutions, Inc.*...................           65,900          1,771,062
  Diamond Multimedia Systems, Inc.*..........           39,100            581,613
  Discreet Logic, Inc........................            6,400            104,400
  Geac Computer Corp. LTD*...................           81,000          3,388,931
  MICROS Systems, Inc.*......................           11,700            703,462
  Network Appliance, Inc.*...................          277,800          9,861,900
  QLogic Corp.*..............................            4,800            170,400
  Safeguard Scientifics, Inc.*...............           12,600            474,075
  Visual Networks, Inc.*.....................           11,100            288,600
                                                                    -------------
                                                                       18,580,818
                                                                    -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

CONTRACTING DRILLING -- 0.5%
  Atwood Oceanics, Inc.*.....................           26,700      $   1,443,469
  Cliff's Drilling Co.*......................           26,000          1,074,125
  Patterson Energy, Inc.*....................           79,200            910,800
  Unit Corp.*................................           34,300            278,687
                                                                    -------------
                                                                        3,707,081
                                                                    -------------
DEPARTMENT/DISCOUNT STORES -- 0.4%
  Ames Department Stores, Inc.*..............          124,000          2,619,500
  Bon-Ton Stores, Inc.*......................           26,100            398,025
                                                                    -------------
                                                                        3,017,525
                                                                    -------------
DRUGS/PHARMACEUTICALS -- 4.3%
  Boron Lepore & Associates, Inc.*...........           77,500          2,567,187
  Curative Health Services, Inc.*............           68,500          2,281,906
  Incyte Pharmaceuticals, Inc.*..............           56,200          2,627,350
  Inhale Therapeutic Systems*................           35,900            973,787
  NBTY, Inc.*................................           75,800          4,604,850
  NCS Healthcare, Inc. Class A*..............           52,800          1,768,800
  Paraxel International Corp.*...............           77,600          2,425,000
  PathoGenesis Corp.*........................           73,000          2,445,500
  Sangstat Medical Corp.*....................           63,800          2,033,625
  Sepracor, Inc.*............................          135,000          5,754,375
  Theragenics Corp.*.........................           77,200          4,916,675
                                                                    -------------
                                                                       32,399,055
                                                                    -------------
ELECTRONIC DATA PROCESSING -- 0.2%
  Analytical Surveys, Inc....................            7,300            374,125
  Deltek Systems, Inc.*......................           27,400            486,350
  Factset Research Systems, Inc.*............           14,400            511,200
                                                                    -------------
                                                                        1,371,675
                                                                    -------------
ELECTRONIC INSTRUMENTS/DIVERSIFIED -- 0.8%
  Avid Technology, Inc.*.....................           84,800          3,487,400
  Triumph Group, Inc.*.......................           38,700          1,717,312
  Veeco Instruments, Inc.*...................           31,100          1,156,531
                                                                    -------------
                                                                        6,361,243
                                                                    -------------
ELECTRONICS/MUSIC CHAINS -- 0.3%
  Musicland Stores Corp.*....................           75,400            852,962
  Trans World Entertainment Corp.*...........           50,600          1,404,150
                                                                    -------------
                                                                        2,257,112
                                                                    -------------
ENTERTAINMENT -- 0.7%
  American Classic Voyages Co.*..............           50,200          1,154,600
  Championship Auto Racing Teams, Inc.*......           38,000            703,000
  Cinar Films, Inc. Class B*.................           24,800          1,057,100
  Family Golf Centers, Inc.*.................           62,000          2,511,000
                                                                    -------------
                                                                        5,425,700
                                                                    -------------
ENVIRONMENTAL SERVICES -- 1.1%
  American Disposal Services, Inc.*..........           46,500          1,755,375
  Casella Waste Systems, Inc. Class A*.......           69,000          1,824,187
  Eastern Environmental Services, Inc.*......           81,000          2,055,375
  Superior Services, Inc.*...................           64,300          2,005,356
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES (CONTINUED)

  Tetra Tech, Inc.*..........................           24,125      $     585,031
                                                                    -------------
                                                                        8,225,324
                                                                    -------------
FINANCE COMPANIES -- 1.5%
  American Capital Strategies LTD............           33,900            750,037
  Medallion Financial Corp...................           31,900            865,287
  Cowen Financial Corp.*.....................          141,300          3,921,075
  Sirrom Capital Corp........................          184,000          5,531,500
                                                                    -------------
                                                                       11,067,899
                                                                    -------------
FOOD CHAINS -- 0.2%
  Wild Oats Markets, Inc.*...................           38,600          1,375,125
                                                                    -------------
GROCERY PRODUCTS -- 0.3%
  American Italian Pasta Co.*................           19,000            686,375
  Michael Foods, Inc.........................           49,500          1,324,125
                                                                    -------------
                                                                        2,010,500
                                                                    -------------
HOME FURNISHINGS -- 1.7%
  Ethan Allen Interiors, Inc.................          182,200         10,886,450
  Windmere-Durable Holdings, Inc.............           68,000          1,768,000
                                                                    -------------
                                                                       12,654,450
                                                                    -------------
HOMEBUILDING -- 1.2%
  American Homestar Corp.*...................           60,900          1,381,669
  Crossmann Communities, Inc.*...............           35,400          1,050,937
  M.D.C. Holdings, Inc.......................           82,400          1,462,600
  M/I Schottenstein Homes, Inc...............           46,700          1,021,562
  Ryland Group, Inc..........................           77,600          2,143,700
  Standard-Pacific Corp......................          127,400          1,934,887
                                                                    -------------
                                                                        8,995,355
                                                                    -------------
INDUSTRIAL ENGINEERING/CONSTRUCTION -- 0.4%
  Dycom Industries, Inc.*....................           75,600          2,121,525
  Modtech, Inc.*.............................           52,700          1,083,644
                                                                    -------------
                                                                        3,205,169
                                                                    -------------
INVESTMENT COMPANIES -- 0.9%
  Affiliated Managers Group, Inc.*...........           91,100          3,177,112
  AmeriTrade Holding Corp. Class A*..........           81,000          2,247,750
  Everen Capital Corp........................           28,600          1,261,975
                                                                    -------------
                                                                        6,686,837
                                                                    -------------
LIFE INSURERS -- 0.1%
  Protective Life Corp.......................           11,600            846,800
                                                                    -------------
LODGING -- 0.7%
  Capstar Hotel Co.*.........................          125,250          4,344,609
  Silverleaf Resorts, Inc.*..................           35,900            863,844
  Trendwest Resorts, Inc.*...................           19,000            358,625
                                                                    -------------
                                                                        5,567,078
                                                                    -------------
MACHINERY/EQUIPMENT -- 2.0%
  DT Industries, Inc.........................           51,000          1,957,125
  Gardner Denver, Inc.*......................           18,150            537,694
  Kuhlman Corp...............................           82,100          3,997,244
  Motivepower Industries, Inc.*..............           98,377          2,717,665

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
MACHINERY/EQUIPMENT (CONTINUED)

  OmniQuip International, Inc................           50,500      $   1,249,875
  Terex Corp.*...............................           72,500          1,962,031
  Varlen Corp................................           53,750          2,069,375
  Wabash National Corp.......................           21,200            614,800
                                                                    -------------
                                                                       15,105,809
                                                                    -------------
MANAGED HEALTH CARE/HMO'S/PPO'S -- 0.2%
  Healthcare Recoveries, Inc.*...............           39,300            913,725
  Specialty Care Network, Inc.*..............           29,200            355,875
                                                                    -------------
                                                                        1,269,600
                                                                    -------------
MEDICAL SPECIALTIES -- 0.6%
  Hanger Orthopedic Group, Inc.*.............           31,600            531,275
  Impath, Inc.*..............................           36,200          1,384,650
  Osteotech, Inc.*...........................           27,600            714,150
  VISX, Inc.*................................           86,600          2,165,000
                                                                    -------------
                                                                        4,795,075
                                                                    -------------
MEDICAL SUPPLIES -- 3.0%
  Biosite Diagnostics, Inc.*.................           58,100            947,756
  Milestone Scientific, Inc.*................           18,500            367,687
  Minimed, Inc.*.............................           61,100          2,703,675
  Molecular Devices Corp.*...................           41,300            795,025
  Ocular Sciences, Inc.*.....................           46,100          1,469,437
  OEC Medical Systems, Inc.*.................           32,100            758,362
  PharMerica, Inc.*..........................           55,400            824,075
  Sabratek Corp.*............................           76,600          2,681,000
  Safeskin Corp.*............................          104,900          7,749,487
  Serologicals Corp.*........................           29,450            831,962
  Ventana Medical Systems, Inc.*.............           29,500            785,437
  Vision Twenty-One, Inc.*...................            9,500            111,625
  Vista Medical Technologies, Inc.*..........           28,500            317,062
  Wesley Jessen VisionCare, Inc.*............           41,800          1,374,175
  Young Innovations, Inc.*...................           38,700            599,850
                                                                    -------------
                                                                       22,316,615
                                                                    -------------
MEDICAL/NURSING/HEALTH SERVICES -- 1.9%
  ABR Information Services, Inc.*............           77,400          2,176,875
  Assisted Living Concepts, Inc.*............           43,800            947,175
  Atria Communities, Inc.*...................          124,000          2,387,000
  CareMatrix Corp.*..........................           13,600            418,200
  Centennial Healthcare Corp.*...............            5,300            133,162
  Coast Dental Services, Inc.*...............           40,700          1,144,687
  Concentra Managed Care, Inc.*..............           96,304          2,961,348
  Dental Care Alliance, Inc.*................           25,100            320,025
  Diagnostic Health Services, Inc.*..........           33,100            422,025
  Hooper Holmes, Inc.........................           32,500            694,687
  Rehabcare Group, Inc.*.....................           24,700            657,637
  Sunrise Assisted Living, Inc.*.............           49,200          2,201,700
                                                                    -------------
                                                                       14,464,521
                                                                    -------------
METALS -- 0.6%
  Mueller Industries, Inc.*..................           77,300          4,894,056
                                                                    -------------
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
MILITARY/DEFENSE TECHNOLOGY -- 0.3%
  Aeroflex, Inc.*............................           20,300      $     268,975
  Tracor, Inc.*..............................           67,800          2,173,837
                                                                    -------------
                                                                        2,442,812
                                                                    -------------
MULTI-LINE INSURERS -- 0.2%
  Delphi Financial Group, Inc. Class A*......           26,452          1,408,569
                                                                    -------------
OIL REFINING/MARKETING -- 0.1%
  Tesoro Petroleum Corp.*....................           27,900            498,712
                                                                    -------------
OIL/GAS PRODUCTION -- 0.7%
  Harken Energy Corp.*.......................          271,800          1,749,712
  Petsec Energy LTD*.........................           63,600          1,192,500
  St. Mary Land & Exploration Co.............           34,600          1,322,369
  Vintage Petroleum, Inc.....................           51,400          1,079,400
                                                                    -------------
                                                                        5,343,981
                                                                    -------------
OILFIELD SERVICES/EQUIPMENT -- 3.1%
  Cal Dive International, Inc.*..............           47,500          1,567,500
  Dril-Quip, Inc.*...........................           21,200            689,000
  Global Industries LTD*.....................           94,400          1,923,400
  Oceaneering International, Inc.*...........           88,000          1,738,000
  Pool Energy Services Co.*..................           54,900          1,283,287
  Pride International, Inc.*.................          106,100          2,533,137
  Seitel, Inc.*..............................           15,500            234,437
  Stolt Comex Seaway S. A.*..................           88,400          2,226,575
  Superior Energy Services, Inc.*............           47,900            467,025
  Transcoastal Marine Services, Inc.*........           45,400            485,213
  Tuboscope, Inc.*...........................          198,400          3,769,600
  Veritas DGC, Inc.*.........................          119,400          6,037,163
  Willbros Group, Inc.*......................           18,300            300,806
                                                                    -------------
                                                                       23,255,143
                                                                    -------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 12.0%
  Administaff, Inc.*.........................           63,800          2,747,388
  Affiliated Computer Services, Inc. Class
    A*.......................................           89,400          2,966,963
  Billing Information Concepts*..............          189,800          4,922,938
  CCC Information Services Group*............           79,600          2,189,000
  Complete Business Solutions, Inc.*.........           94,600          3,393,775
  Computer Task Group, Inc...................          179,800          7,405,513
  Cornell Corrections, Inc.*.................           42,900          1,051,050
  Cotelligent Group, Inc.*...................           15,000            444,375
  Data Processing Resources Corp.*...........           71,100          2,208,544
  ECsoft Group PLC -- ADR*...................            8,500            212,500
  First Consulting Group*....................            8,000            165,000
  Forrester Research, Inc.*..................           57,100          2,027,050
  G & K Services, Inc. Class A...............           22,950          1,006,931
  Host Marriott Services Corp.*..............           46,800            661,050
  Information Management Resources, Inc.*....           94,200          5,546,025
  Innovative Valve Technologies, Inc.*.......           25,000            478,125
  International Telecommunications Data
    Systems, Inc.*...........................          107,400          2,805,825
  Kellstrom Industries, Inc.*................           42,000          1,057,875
  Labor Ready, Inc.*.........................          114,750          3,693,516
  Lason Holdings, Inc.*......................           54,300          2,049,825

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES (CONTINUED)

  Metro Information Services, Inc.*..........           47,300      $   1,614,113
  Metzler Group, Inc.*.......................           77,500          3,855,625
  NCO Group, Inc.*...........................           52,350          1,308,750
  Nova Corp.*................................           22,200            667,388
  Novacare Employee Services, Inc.*..........           80,000            565,000
  On Assignment, Inc.*.......................           63,200          1,872,300
  Outsource International, Inc.*.............           16,200            388,800
  Palex, Inc.*...............................            4,400             58,300
  Personnel Group of America, Inc.*..........          151,000          3,435,250
  PMT Services, Inc.*........................          104,350          1,871,778
  Preview Travel, Inc*.......................           30,500            991,250
  Pro Business Services, Inc.*...............            8,400            246,225
  RemedyTemp, Inc.*..........................           24,300            786,713
  Romac International, Inc.*.................          171,800          4,724,500
  RWD Technologies, Inc.*....................           23,600            649,000
  SOS Staffing Services, Inc.*...............           40,100          1,062,650
  SPR, Inc.*.................................           40,400          1,333,200
  Staff Leasing, Inc.*.......................           42,200          1,171,050
  StaffMark, Inc.*...........................           33,400          1,369,400
  Steiner Leisure LTD*.......................           41,900          2,129,044
  Steven Myers & Associates, Inc.*...........           10,500            186,375
  Technology Solutions Co.*..................           87,300          2,313,450
  Vincam Group, Inc.*........................           54,600          1,583,400
  Whittman-Hart, Inc.*.......................          196,900          8,909,725
  Youth Services International, Inc.*........           27,700            512,450
                                                                    -------------
                                                                       90,639,004
                                                                    -------------
OTHER CONSUMER DURABLES -- 0.8%
  Action Performance Cos., Inc.*.............          146,600          5,158,488
  Movado Group, Inc..........................           24,612            710,672
                                                                    -------------
                                                                        5,869,160
                                                                    -------------
OTHER CONSUMER NON-DURABLES -- 0.2%
  Helen of Troy LTD*.........................           75,200          1,395,900
                                                                    -------------
OTHER CONSUMER SERVICES -- 1.2%
  Bally Total Fitness Holding Corp.*.........          113,100          3,562,650
  Career Education Corp.*....................            4,000             88,000
  Coinmach Laundry Corp.*....................           48,300          1,020,338
  Equity Corp. International*................           22,800            545,775
  MemberWorks, Inc...........................           49,400          1,475,825
  Strayer Education, Inc.....................           77,250          2,568,563
                                                                    -------------
                                                                        9,261,151
                                                                    -------------
OTHER FINANCIAL SERVICES -- 0.7%
  Franchise Mortgage Acceptance Co.*.........           98,600          2,477,325
  Healthcare Financial Partners, Inc.*.......           61,500          2,913,563
                                                                    -------------
                                                                        5,390,888
                                                                    -------------
OTHER HEALTH TECHNOLOGY/SERVICES -- 0.4%
  Advance Paradigm, Inc.*....................           40,700          1,612,738
  MedQuist, Inc.*............................           33,300          1,225,856
                                                                    -------------
                                                                        2,838,594
                                                                    -------------
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
OTHER PRODUCERS/MANUFACTURING -- 1.3%
  BE Aerospace, Inc.*........................           76,500      $   2,151,563
  Chicago Miniature Lamp, Inc.*..............           95,250          3,702,844
  Compx International , Inc.*................           21,000            490,875
  Griffon Corp.*.............................           70,000          1,111,250
  Interface, Inc. Class A....................           50,300          2,090,594
  Special Metals Corp.*......................           17,900            290,875
                                                                    -------------
                                                                        9,838,001
                                                                    -------------
OTHER RETAIL TRADE -- 0.4%
  Fred's, Inc................................           34,500            858,188
  ONSALE, Inc.*..............................           27,900            864,900
  RDO Equipment Co. Class A..................            3,800             57,000
  Renters Choice, Inc.*......................           37,100            908,950
                                                                    -------------
                                                                        2,689,038
                                                                    -------------
OTHER TECHNOLOGY -- 0.6%
  CHS Electronics, Inc.*.....................           65,700          1,231,875
  Henry(Jack) & Associates...................           88,650          3,191,400
  Pegasus Systems, Inc.*.....................            6,000            154,500
                                                                    -------------
                                                                        4,577,775
                                                                    -------------
OTHER TRANSPORTATION -- 0.3%
  Coach USA, Inc.*...........................           47,400          2,061,900
                                                                    -------------
PAPER -- 0.0%
  Fibermark, Inc.*...........................            9,100            212,144
                                                                    -------------
PRINTING/FORMS -- 1.7%
  Applied Graphics Technologies, Inc.*.......           78,800          3,792,250
  Consolidated Graphics, Inc.*...............           92,200          5,336,075
  Mail-Well, Inc.*...........................           98,900          3,745,838
                                                                    -------------
                                                                       12,874,163
                                                                    -------------
PUBLISHING -- 0.1%
  NewsEdge Corp.*............................           37,900            535,337
                                                                    -------------
REITS -- 2.1%
  American General Hospitality Corp..........           54,000          1,495,125
  Annaly Mortgage Managment, Inc.............           18,000            201,375
  FelCor Suite Hotels, Inc...................           27,800          1,030,338
  Golf Trust Of America, Inc.................           48,600          1,524,825
  Health Care REIT, Inc......................           43,500          1,196,250
  Imperial Credit Commercial Mortgage
    Investment Corp..........................           86,400          1,296,000
  Innkeepers USA Trust.......................          118,400          1,938,800
  Kilroy Realty Corp.........................          107,825          3,079,752
  Patriot American Hospitality, Inc..........           60,093          1,622,511
  Storage USA, Inc...........................           34,700          1,331,613
  Walden Residential Properties, Inc.........           43,600          1,100,900
                                                                    -------------
                                                                       15,817,489
                                                                    -------------
REAL ESTATE BROKERS/SERVICES -- 0.2%
  Lasalle Partners, Inc.*....................           57,600          1,872,000
                                                                    -------------
RECREATION PRODUCTS -- 0.2%
  Monaco Coach Corp.*........................            2,600            102,050

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
RECREATION PRODUCTS (CONTINUED)

  National RV Holdings, Inc.*................           30,100      $   1,087,363
                                                                    -------------
                                                                        1,189,413
                                                                    -------------
REGIONAL BANKS -- 1.0%
  Peoples Heritage Financial Group, Inc......           68,200          3,290,650
  Provident Bankshares Corp..................          105,170          3,720,389
  Sterling Bancorp Co........................            7,100            192,588
                                                                    -------------
                                                                        7,203,627
                                                                    -------------
RENTAL/LEASING COMPANIES -- 0.4%
  Avis Rent A Car, Inc.*.....................           18,000            583,875
  Dollar Thrifty Automotive Goup, Inc.*......           50,000          1,125,000
  LINC Capital, Inc.*........................           15,000            255,000
  Rent-Way, Inc.*............................           16,000            380,000
  T & W Financial Corp.*.....................           31,900            917,125
                                                                    -------------
                                                                        3,261,000
                                                                    -------------
RESTAURANTS -- 2.4%
  CKE Restaurants, Inc.......................          241,615          8,879,351
  Dave & Buster's, Inc.*.....................           57,700          1,565,113
  Foodmaker, Inc.*...........................          158,400          3,069,000
  Sonic Corp.*...............................          130,100          4,358,350
  Star Buffet, Inc.*.........................           14,700            244,388
                                                                    -------------
                                                                       18,116,202
                                                                    -------------
RETAIL/FOOD DISTRIBUTION -- 0.4%
  Suiza Foods Corp.*.........................           55,600          3,419,400
                                                                    -------------
SAVINGS & LOAN ASSOCIATIONS -- 0.3%
  First Savings Bank of Washington Bancorp,
    Inc......................................           30,500            802,531
  MAF Bancorp, Inc...........................           30,550          1,162,809
  SIS Bancorp, Inc...........................            5,100            205,275
                                                                    -------------
                                                                        2,170,615
                                                                    -------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 3.6%
  3Dfx Interactive, Inc......................           30,000            847,500
  Aavid Thermal Technologies, Inc.*..........           36,100          1,114,588
  Alpha Industries, Inc.*....................           15,100            233,106
  Anaren Microwave, Inc.*....................           28,300            622,600
  Applied Micro Circuits Corp.*..............           49,000          1,102,500
  C&D Technologies, Inc......................           18,800            978,775
  DII Group, Inc.............................           68,900          1,481,350
  Docucorp International, Inc.*..............            2,520             24,885
  Dupont Photomasks, Inc.*...................           53,000          2,292,250
  EFTC Corp.*................................           43,300            568,313
  Integrated Silicon Solution, Inc.*.........           69,500            629,844
  Kulicke & Soffa Industries, Inc.*..........           84,600          1,840,050
  Microsemi Corp.*...........................            9,600            158,400
  Moog, Inc. Class A*........................           24,100          1,015,213
  MRV Communications, Inc.*..................           23,500            549,313
  PMC-Sierra, Inc.*..........................           44,500          1,691,000
  Power-One, Inc.*...........................           39,900            678,300
  PRI Automation, Inc........................           23,800            623,263
  Sipex Corp.*...............................          168,700          5,567,100
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

SEMICONDUCTORS/ELECTRONIC COMPONENTS (CONTINUED)

  STB Systems, Inc.*.........................           73,425      $   1,468,500
  Uniphase Corp.*............................           89,800          3,777,213
                                                                    -------------
                                                                       27,264,063
                                                                    -------------
SOFTWARE -- 10.9%
  Advantage Learning Systems, Inc.*..........           35,100          1,206,563
  Aspen Technology, Inc.*....................           53,800          2,219,250
  AXENT Technologies, Inc.*..................           70,600          2,153,300
  Business Objects S.A. ADR*.................           90,700          1,371,838
  CBT Group PLC Sponsored ADR*...............          164,600          8,518,050
  Credit Management Solutions, Inc.*.........            5,300             45,050
  Datastream Systems, Inc.*..................           33,100            732,337
  DataWorks Corp.*...........................           98,900          2,608,488
  Documentum, Inc.*..........................           47,600          2,576,350
  DSET Corp.*................................            4,000             74,750
  Engineering Animation, Inc.*...............           35,750          1,483,625
  Excite, Inc.*..............................           69,100          3,519,781
  Geotel Communications Corp.*...............           40,900          1,129,863
  Hyperion Software Corp.*...................           58,200          2,575,350
  Industri-Matematik International Corp.*....           41,000          1,286,375
  Infinium Software, Inc.*...................           69,700          1,389,644
  ITEQ, Inc.*................................           58,200            829,350
  Lycos, Inc.*...............................           64,700          2,862,975
  Manugistics Group, Inc.*...................           38,800          2,175,225
  Memco Software LTD*........................           42,300          1,321,875
  Mercury Interactive Corp.*.................          104,700          3,821,550
  National Instruments Corp.*................          185,500          6,330,188
  Open Text Corp.*...........................           87,100          1,578,688
  Oshap Technologies LTD*....................           36,500            365,000
  Peregrine Systems, Inc.*...................           17,600            336,600
  Pervasive Software, Inc.*..................           27,000            391,500
  QuadraMed Corp.*...........................           73,500          2,453,063
  QuickResponse Services, Inc.*..............           21,200          1,134,200
  Software AG Systems, Inc.*.................           61,600          1,632,400
  Summit Design, Inc.*.......................           88,200          1,311,975
  Syntel, Inc.*..............................           52,100          2,136,100
  Veritas Software Co.*......................          125,400          7,414,275
  Visio Corp.*...............................          182,200          7,834,600
  Wind River Systems, Inc.*..................          129,800          5,159,550
                                                                    -------------
                                                                       81,979,728
                                                                    -------------
SPECIALTY CHAINS -- 5.0%
  Budget Group, Inc.*........................           29,000          1,087,500
  Cort Business Services Corp.*..............          104,600          4,968,500
  Finish Line, Inc. Class A*.................           57,800          1,372,750
  Finlay Enterprises, Inc.*..................           14,700            373,931
  Garden Ridge Corp.*........................           62,800          1,358,050
  Guitar Center, Inc.*.......................           63,100          1,490,738
  Hollywood Entertainment Corp.*.............          200,100          2,801,400
  Linens 'N Things, Inc.*....................          151,700          8,334,019
  Marks Bros. Jewelers, Inc.*................           30,900            612,206
  Micro Warehouse, Inc.*.....................          155,700          2,539,856
  Party City Corp.*..........................           61,350          2,078,231
  Pier 1 Imports, Inc........................          272,300          7,386,138
  Rental Service Corp.*......................           71,200          1,655,400
  Sonic Automotive, Inc.*....................           24,000            414,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
SPECIALTY CHAINS (CONTINUED)

  Sunglass Hut International, Inc.*..........           97,800      $   1,026,900
                                                                    -------------
                                                                       37,499,619
                                                                    -------------
SPECIALTY INSURERS -- 0.1%
  Century Business Services, Inc.*...........           66,600          1,177,988
                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT -- 3.9%
  Advanced Radio Telecom Corp.*..............           18,500            293,688
  Applied Signal Technology, Inc.*...........            9,800            176,400
  Applied Voice Technology, Inc.*............           48,200          1,879,800
  Comverse Technology, Inc.*.................           48,500          2,370,438
  Davox Corp.................................           75,250          2,342,156
  GST Telecommunications, Inc.*..............           99,100          1,492,694
  IFR Systems, Inc...........................           32,850            730,913
  Metromedia Fiber Network, Inc. Class A*....           18,000            605,250
  Natural Microsystems Corp..................           81,700          3,237,363
  Nice Systems LTD*..........................           49,900          2,295,400
  Premisys Communications, Inc.*.............           93,700          2,688,019
  Quanta Services, Inc.*.....................           13,700            226,906
  Remec, Inc.*...............................           60,750          1,742,766
  Stanford Telecommunications, Inc.*.........           47,300            798,188
  Superior TeleCom, Inc......................           47,875          1,998,781
  Tekelec*...................................           82,600          3,747,975
  World Access, Inc.*........................           81,100          2,635,750
                                                                    -------------
                                                                       29,262,487
                                                                    -------------
TELECOMMUNICATIONS SERVICES -- 1.8%
  Advanced Communications Group, Inc.*.......           30,000            478,125
  IDT Corp.*.................................          122,100          4,578,750
  Pacific Gateway Exchange, Inc.*............           45,900          2,627,775
  Star Telecommunications, Inc.*.............           86,600          4,817,125
  SmarTalk Teleservices, Inc.................            3,700            118,169
  Telegroup, Inc.*...........................           65,200          1,320,300
                                                                    -------------
                                                                       13,940,244
                                                                    -------------
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
TELEPHONE -- 0.2%
  Primus Telecommunications Group, Inc.*.....           62,900      $   1,824,100
                                                                    -------------
TEXTILES -- 0.6%
  Novel Demim Holdings LTD*..................           45,200          1,237,350
  Pillowtex Corp.............................           69,400          3,361,563
                                                                    -------------
                                                                        4,598,913
                                                                    -------------
TRUCKING -- 0.7%
  Jevic Transportation, Inc.*................           32,200            483,000
  Johnstown America, Inc.*...................           74,400          1,218,300
  Knight Transportation, Inc.*...............           10,900            348,800
  M.S. Carriers, Inc.*.......................           25,000            846,875
  Swift Transportation Co., Inc.*............           70,200          1,684,800
  U S Xpress Enterprises, Inc. Class A*......           47,200            979,400
                                                                    -------------
                                                                        5,561,175
                                                                    -------------
WHOLESALE DISTRIBUTION -- 0.6%
  Anicom, Inc.*..............................           85,800          1,222,650
  Aviall, Inc.*..............................           83,800          1,257,000
  Inacom Corp.*..............................           26,700            737,588
  U.S.A. Floral Products, Inc.*..............           47,800          1,084,463
                                                                    -------------
                                                                        4,301,701
                                                                    -------------
TOTAL COMMON STOCK
  (Cost $489,840,872).........................................        747,420,210
                                                                    -------------
TOTAL INVESTMENTS -- 99.2%
  (Cost $489,840,872).........................................        747,420,210
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%.................          5,675,716
                                                                    -------------
NET ASSETS -- 100.0%..........................................      $ 753,095,926
                                                                    -------------

---------------
* Non-income producing security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CORE GROWTH FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Arthur E. Nicholas,
                                Managing Partner

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities

                              Andrew B. Gallagher,
                           Partner, Portfolio Manager

                              Thomas J. Sullivan,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Core Growth Fund seeks to maximize long-term capital appreciation by investing primarily in U.S. companies with a mid-sized market capitalization.

  REVIEW AND OUTLOOK: Investors turned their attention back to mid-cap stocks in May of 1997, following an extended period of large-cap outperformance. While the Asian economic crisis temporarily interrupted this mid-cap rebound, the beginning of 1998 witnessed a shift of investor preference back to mid-sized company stocks. Mid-caps are currently exhibiting compelling earnings growth rates and valuations relative to large caps. While the Fund experienced some volatility throughout the year, we believe it is well positioned going forward. The Fund's C Portfolio returned 41.0% for the period, while its index, the Russell Mid Cap Growth, returned 42.4%.

  We maintained our bottom-up philosophy of selecting stocks of mid-sized companies with strong fundamentals and poised to capitalize on positive change.

  Technology stocks experienced a volatile period amid uncertainties regarding the continuing effects of the Southeast Asian economic crisis. In the midst of this difficult environment, software holdings such as Compuware performed very well. Compuware is a computer consulting firm that has benefited from its ability to work with companies affected by the year 2000 computer problem. The Fund was negatively affected during the year by semiconductor companies including DII Group, Inc. and Level One Communications which did not fare as well. Especially during the period following the onset of Southeast Asia's economic troubles, the Fund focused on investment in companies with little to no exposure to the region.

  Retail stocks did very well during the period, enjoying a strong domestic economy, falling interest rates and a high level of consumer confidence. TJ Max, Costco, and Dollar Tree stores all delivered strong returns for the Fund.

  Toward the end of the year, we reduced our energy weighting because of the negative effects of falling oil prices. We increased our weightings in the financial services and consumer non-durables sectors.

  Looking ahead, we remain optimistic. We continue to find mid-cap companies with strong earnings growth and attractive relative valuations.

                            REPRESENTATIVE HOLDINGS

                                  Allied Waste
                                    Carnival
                                     Centex
                                Chancellor Media
                                     Costco
                                   Peoplesoft
                           Robert Half International
                                    Saville
                                      TJX
                                  Veritas DGC

--------------------------------------------------------------------------------

CORE GROWTH PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          CORE GROWTH     RUSSELL MID CAP
                                          PORTFOLIO A       GROWTH INDEX
9/30/85                                       $9,475.00          $10,000.00
12/31/85                                     $11,802.00          $10,000.00
12/31/86                                     $15,588.00          $11,755.04
12/31/87                                     $16,051.00          $12,079.37
12/31/88                                     $17,977.00          $13,640.50
12/31/89                                     $23,935.00          $17,935.18
12/31/90                                     $23,965.00          $17,014.58
12/31/91                                     $37,056.00          $25,016.75
12/31/92                                     $41,829.00          $27,196.19
12/31/93                                     $49,805.00          $30,240.33
12/31/94                                     $44,328.00          $29,585.30
12/31/95                                     $61,012.00          $39,641.61
12/31/96                                     $70,680.00          $46,571.16
12/31/97                                     $81,899.03          $57,088.43
3/31/98                                      $91,914.40          $63,902.70
Annualized Total Returns As of 03/31/98
1 Year                                          5 Years            10 Years
34.36%                                           14.40%              18.15%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          CORE GROWTH     RUSSELL MID CAP
                                          PORTFOLIO B      GROWTH INDEX
9/30/85                                       $9,475.00         $10,000.00
12/31/85                                     $11,802.00         $10,000.00
12/31/86                                     $15,588.00         $11,755.04
12/31/87                                     $16,051.00         $12,079.37
12/31/88                                     $17,977.00         $13,640.50
12/31/89                                     $23,935.00         $17,935.18
12/31/90                                     $23,965.00         $17,014.58
12/31/91                                     $37,056.00         $25,016.75
12/31/92                                     $41,829.00         $27,196.19
12/31/93                                     $49,805.00         $30,240.33
12/31/94                                     $44,328.00         $29,585.30
12/31/95                                     $61,012.00         $39,641.61
12/31/96                                     $70,680.00         $46,571.16
9/30/97                                      $84,337.82         $58,703.55
12/31/97                                     $80,032.30         $57,088.43
3/31/98                                      $89,594.60         $63,902.70
Annualized Total Returns As of 03/31/98
1 Year                                          5 Years           10 Years
35.84%                                           14.68%             18.04%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          CORE GROWTH     RUSSELL MID CAP
                                          PORTFOLIO C      GROWTH INDEX
9/30/85                                       $9,475.00         $10,000.00
12/31/85                                     $11,802.00         $10,000.00
12/31/86                                     $15,588.00         $11,755.04
12/31/87                                     $16,051.00         $12,079.37
12/31/88                                     $17,977.00         $13,640.50
12/31/89                                     $23,935.00         $17,935.18
12/31/90                                     $23,965.00         $17,014.58
12/31/91                                     $37,056.00         $25,016.75
12/31/92                                     $41,829.00         $27,196.19
12/31/93                                     $49,805.00         $30,240.33
12/31/94                                     $44,328.00         $29,585.30
12/31/95                                     $61,012.00         $39,641.61
12/31/96                                     $70,680.00         $46,571.16
9/30/97                                      $84,337.82         $58,703.55
12/31/97                                     $80,014.24         $57,088.43
3/31/98                                      $89,689.17         $63,902.70
Annualized Total Returns As of 03/31/98
1 Year                                          5 Years           10 Years
40.95%                                           14.94%             18.05%

The graphs compare a $10,000 investment in the Core Growth Portfolio A (front load), the Core Growth Portfolio B (back-end load) and the Core Growth Portfolio C (level load) with a similar investment in the Russell Mid Cap Growth Index and the Standard & Poor's 400 Index ("S&P 400"), on a cumulative and average annual total return basis. Returns reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B shares (maximum 5% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

The Portfolios calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The Portfolios commenced operations on 4/19/93, 5/31/95 and 4/19/93, respectively.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolios, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Russell Mid Cap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The average market capitalization is $4 billion. The Russell Mid Cap Growth Index is considered generally representative of the U.S. market for mid cap stocks.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
CORE GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 99.9%
---------------------------------------------------------------------------------
ADVERTISING -- 0.8%
  Outdoor Systems, Inc.*.....................          114,400      $   4,011,150
                                                                    -------------
AIRLINES -- 2.1%
  Comair Holdings, Inc.......................          127,100          3,368,150
  Southwest Airlines Co......................          142,800          4,221,525
  Trans World Airlines, Inc..................          217,100          2,673,044
                                                                    -------------
                                                                       10,262,719
                                                                    -------------
ALCOHOLIC BEVERAGES -- 0.9%
  Canandaigua Brands, Inc. -- Class A........           77,400          4,421,475
                                                                    -------------
BIOTECHNOLOGY -- 2.4%
  Centocor, Inc..............................           59,600          2,659,650
  Medimmune, Inc.*...........................          114,300          6,300,787
  Millennium Pharmaceuticals, Inc.*..........          150,000          2,793,750
                                                                    -------------
                                                                       11,754,187
                                                                    -------------
BROADCASTING -- 7.1%
  Chancellor Media Corp.*....................          238,800         10,954,950
  Clear Channel Communications, Inc.*........           76,300          7,477,400
  Cox Communications, Inc.*..................          113,100          4,750,200
  Jacor Communications, Inc.*................           98,900          5,835,100
  USA Networks, Inc.*........................          207,800          5,662,550
                                                                    -------------
                                                                       34,680,200
                                                                    -------------
CLOTHING CHAINS -- 2.3%
  Stage Stores, Inc.*........................           52,700          2,720,637
  TJX Companies, Inc.........................          184,300          8,339,575
                                                                    -------------
                                                                       11,060,212
                                                                    -------------
COMPUTER/OFFICE AUTOMATION -- 3.0%
  Computer Horizons Corp.*...................           85,700          4,306,425
  Computer Sciences Corp.*...................           43,800          2,409,000
  Network Appliance, Inc.*...................          130,500          4,632,750
  Sterling Commerce, Inc.*...................           68,500          3,176,687
                                                                    -------------
                                                                       14,524,862
                                                                    -------------
CONTRACT DRILLING -- 0.6%
  R & B Falcon Corp.*........................           96,800          2,867,700
                                                                    -------------
DEPARTMENT/DISCOUNT STORES -- 7.0%
  Costco Companies, Inc.*....................          206,200         11,031,700
  Dollar Tree Stores, Inc.*..................          116,400          6,183,750
  Family Dollar Stores, Inc..................          104,900          3,986,200
  Fred Meyer, Inc.*..........................          126,000          5,819,625
  Kohls Corp.*...............................           85,100          6,956,925
                                                                    -------------
                                                                       33,978,200
                                                                    -------------
DRUGS/PHARMACEUTICALS -- 6.3%
  ALZA Corp.*................................           88,300          3,956,944
  Elan Corp. PLC -- Sponsored ADR*...........          175,800         11,361,075
  NBTY, Inc.*................................           83,500          5,072,625
  Sepracor, Inc.*............................           51,000          2,173,875
  Watson Pharmaceuticals, Inc.*..............          226,000          8,136,000
                                                                    -------------
                                                                       30,700,519
                                                                    -------------

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.6%
  AES Corp.*.................................          146,600      $   7,687,337
                                                                    -------------
ELECTRONIC DATA PROCESSING -- 0.4%
  Concord EFS, Inc.*.........................           58,800          2,032,275
                                                                    -------------
ENVIRONMENTAL SERVICES -- 2.1%
  Allied Waste Industries, Inc.*.............          310,600          7,755,294
  American Disposal Services, Inc.*..........           60,600          2,287,650
                                                                    -------------
                                                                       10,042,944
                                                                    -------------
FINANCE COMPANIES -- 3.3%
  Finova Group, Inc..........................          122,700          7,223,962
  MBNA Corp..................................          169,100          6,055,894
  Newcourt Credit Group, Inc.................           57,700          2,885,000
                                                                    -------------
                                                                       16,164,856
                                                                    -------------
FOOD CHAINS -- 2.5%
  Safeway, Inc.*.............................          124,000          4,580,250
  Whole Foods Market, Inc.*..................          105,100          7,330,725
                                                                    -------------
                                                                       11,910,975
                                                                    -------------
GROCERY PRODUCTS -- 0.8%
  International Home Foods, Inc.*............           49,300          1,639,225
  Keebler Foods Co.*.........................           67,100          2,013,000
                                                                    -------------
                                                                        3,652,225
                                                                    -------------
HOMEBUILDING -- 2.7%
  Centex Corp................................          123,100          4,693,187
  Champion Enterprises, Inc.*................          114,400          3,053,050
  Kaufman & Broad Home Corp..................           73,600          2,396,600
  Oakwood Homes Corp.........................           81,300          2,977,612
                                                                    -------------
                                                                       13,120,449
                                                                    -------------
HOSPITALS -- 1.7%
  Health Management Associates Inc., Class
    A........................................          291,700          8,349,912
                                                                    -------------
INVESTMENT COMPANIES -- 0.8%
  Merrill Lynch & Co., Inc.*.................           47,300          3,925,900
                                                                    -------------
LEISURE/GAMING -- 2.0%
  Carnival Corp. -- Class A..................          142,400          9,932,400
                                                                    -------------
MANAGED HEALTH CARE/HMO'S/PPO'S -- 0.3%
  Coventry Corp.*............................           73,900          1,187,019
                                                                    -------------
MEDICAL SUPPLIES -- 4.0%
  Biomet, Inc.*..............................           89,900          2,697,000
  Omnicare, Inc..............................          160,300          6,351,887
  PharMerica, Inc.*..........................          167,800          2,496,025
  Safeskin Corp.*............................           46,200          3,413,025
  Sybron International Corp.*................          165,400          4,321,075
                                                                    -------------
                                                                       19,279,012
                                                                    -------------
MEDICAL/HEALTH SERVICES -- 0.3%
  Sunrise Assisted Living, Inc.*.............           36,500          1,633,375
                                                                    -------------
OIL/GAS PRODUCTION -- 0.8%
  Valero Energy Corp.........................          117,800          3,931,575
                                                                    -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORE GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

OILFIELD SERVICES/EQUIPMENT -- 4.4%
  BJ Services Co.*...........................          105,900      $   3,858,731
  Global Industries, LTD*....................          311,400          6,344,775
  Tuboscope, Inc.*...........................          149,400          2,838,600
  Veritas DGC, Inc.*.........................          107,100          5,415,244
  Western Atlas, Inc.*.......................           39,300          3,040,838
                                                                    -------------
                                                                       21,498,188
                                                                    -------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 5.3%
  Billing Information Concepts Corp.*........          155,000          4,020,312
  Cendant Corp.*.............................          102,300          4,053,637
  Paychex, Inc...............................           60,200          3,472,787
  Renaissance Worldwide, Inc.*...............          169,600          4,653,400
  Robert Half International, Inc.*...........          202,700          9,729,600
                                                                    -------------
                                                                       25,929,736
                                                                    -------------
OTHER FINANCIAL SERVICES -- 0.6%
  The CIT Group, Inc.*.......................           95,000          3,099,375
                                                                    -------------
OTHER HEALTH SERVICES -- 0.4%
  McKesson Corp..............................           33,900          1,957,725
                                                                    -------------
OTHER PRODUCERS/MANUFACTURING -- 1.3%
  Knoll, Inc.*...............................          160,000          6,170,000
                                                                    -------------
OTHER TECHNOLOGY -- 0.6%
  CHS Electronics, Inc.*.....................          151,600          2,842,500
                                                                    -------------
PAPER -- 1.0%
  Bowater, Inc...............................           56,600          3,194,363
  Fort James Corp............................           32,000          1,466,000
                                                                    -------------
                                                                        4,660,363
                                                                    -------------
PUBLISHING -- 1.4%
  Valassis Communications, Inc.*.............          170,000          6,970,000
                                                                    -------------
RESTAURANTS -- 1.1%
  CKE Restaurants, Inc.......................          144,100          5,295,675
                                                                    -------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 3.2%
  Advanced Micro Devices, Inc.*..............          118,400          3,441,000
  ASM Lithography Holding NV*................           32,200          2,976,488
  DII Group, Inc.............................           46,200            993,300
  Level One Communications, Inc.*............          141,900          3,334,650
  Uniphase Corp.*............................          119,100          5,009,644
                                                                    -------------
                                                                       15,755,082
                                                                    -------------
SOFTWARE -- 12.7%
  AXENT Technologies, Inc.*..................           66,700          2,034,350
  BMC Software, Inc.*........................           80,500          6,746,906
  Compuware Corp.*...........................          185,700          9,168,938
  Hyperion Software Corp.*...................           53,600          2,371,800
  Industri-Matematik International Corp.*....          171,100          5,368,263
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

SOFTWARE (CONTINUED)

  PeopleSoft, Inc.*..........................          147,000      $   7,745,063
  Platinum Technology, Inc.*.................          250,300          6,445,225
  Saville Systems, PLC -- Sponsored ADR*.....          133,300          6,831,625
  Siebl Systems, Inc.*.......................          131,800          3,789,250
  Veritas Software Corp.*....................          112,900          6,675,213
  Visio Corp.*...............................          102,200          4,394,600
                                                                    -------------
                                                                       61,571,233
                                                                    -------------
SPECIALTY CHAINS -- 3.8%
  Borders Group, Inc.*.......................          190,200          6,478,688
  General Nutrition Companies, Inc.*.........          224,400          8,919,900
  Office Depot, Inc.*........................           97,000          3,019,125
                                                                    -------------
                                                                       18,417,713
                                                                    -------------
TELECOMMUNICATION SERVICES -- 3.6%
  ICG Communications, Inc.*..................          146,300          5,449,675
  IDT Corp.*.................................           90,100          3,378,750
  LCI International, Inc.....................          160,000          6,160,000
  Pacific Gateway Exchange, Inc.*............           41,500          2,375,875
                                                                    -------------
                                                                       17,364,300
                                                                    -------------
TELECOMMUNICATIONS EQUIPMENT -- 3.6%
  Advanced Fibre Communications, Inc.*.......          170,600          6,205,575
  CIENA Corp.*...............................          107,500          4,582,188
  Omnipoint Corp.*...........................          232,400          6,855,800
                                                                    -------------
                                                                       17,643,563
                                                                    -------------
TEXTILES -- 1.1%
  Westpoint Stevens, Inc.*...................          186,200          5,329,975
                                                                    -------------
TOTAL COMMON STOCKS
  (Cost $373,354,527).........................................        485,616,906
                                                                    -------------

                                                   PRINCIPAL
                                                     AMOUNT
---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.9%
---------------------------------------------------------------------------------
  Associates First Capital Corp.
    6.050%, 04/01/98
    (Cost $4,594,000)........................     $  4,594,000          4,594,000
                                                                    -------------
TOTAL INVESTMENTS -- 100.8%
  (Cost $377,948,527).........................................        490,210,906
LIABILITIES IN EXCESS OF OTHER ASSETS (0.8%)..................         (3,707,968)
                                                                    -------------
NET ASSETS -- 100.0%..........................................      $ 486,502,938
                                                                    -------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Arthur E. Nicholas,
                                Managing Partner

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities

                               Andrew Gallagher,
                           Partner, Portfolio Manager

  GOAL: The Nicholas-Applegate Large Cap Growth Fund seeks to maximize long-term capital appreciation by investing in the equity securities of U.S. growth companies, emphasizing large-sized firms.

  REVIEW AND OUTLOOK: The Large Cap Growth Fund performed exceptionally well during the period as stocks of large companies attained record highs. The Fund's C Portfolio returned 61.4% for the year, outperforming its benchmark the S&P 500 which returned 48.0%.

  Domestic large-cap stocks as an asset class benefited from investor worries over the impact of the Southeast Asian economic crisis on the U.S. economy and consequent flight to the perceived safety of the stocks of large companies. This, combined with the strength of the domestic economy, falling interest rates and consumer confidence reaching an all-time high, contributed to extremely positive performance for the asset class. The Large Cap Growth Fund invested in the stocks of many companies that performed exceptionally well in this strong environment.

  For example, many technology companies, while suffering a temporary setback surrounding the Southeast Asian economic crisis in October, performed very well for the year as a whole. The Fund remained focused on the stocks of companies that were either minimally impacted or actually benefited from Asia's economic troubles, such as several software and telecommunications companies. For example, Compuware, a computer consulting firm, performed very well for the Fund from its ability to work with companies affected by the year 2000 problem. Tellabs Inc, was another contributor to the Fund's solid performance. Tellabs benefited by its continuing to sell computer parts to China, a region not as affected by the Southeast Asian crisis.

  The year's consumer-driven economy boosted the business of many financial and consumer-services companies. For example, American Express was among the Fund's top performers for the year based on its benefiting from favorable credit quality trends. Media company, Time Warner Inc., benefited from high demand for motion pictures, as well as increasing its services to existing cable subscribers. The Fund also invested in the stocks of several successful retailers, such as department store chain Dayton Hudson, which delivered solid earnings growth as a result of strong in-store sales. Looking forward, we maintain our positive outlook for the Large Cap Growth Fund as we continue to find plentiful opportunities for positive, sustainable and timely growth in a healthy economic environment.

                            REPRESENTATIVE HOLDINGS

                                    Airtouch
                                American Express
                                   Compuware
                                 Dayton Hudson
                                      HBO
                                  Time Warner
                                    Tellabs
                                 US West Media
                                 Warner-Lambert
                                    Worldcom

--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          LARGE CAP GROWTH PORTFOLIO A    RUSSELL 1000 GROWTH INDEX
12/27/96                                                     $ 9,475.00                  $ 10,000.00
12/31/96                                                     $ 9,373.66                   $ 9,847.39
1/31/97                                                      $10,326.23                  $ 10,538.08
2/28/97                                                      $10,143.82                  $ 10,466.42
3/31/97                                                      $ 9,839.81                   $ 9,899.98
4/30/97                                                      $10,214.76                  $ 10,557.34
5/31/97                                                      $10,336.36                  $ 11,319.26
6/30/97                                                      $11,775.35                  $ 11,772.03
7/31/97                                                      $13,234.60                  $ 12,812.68
8/31/97                                                      $12,930.59                  $ 12,063.14
9/30/97                                                      $13,589.28                  $ 12,656.77
10/31/97                                                     $13,569.01                  $ 12,188.47
11/30/97                                                     $13,395.21                  $ 12,706.11
12/31/97                                                     $13,618.64                  $ 12,848.42
1/31/98                                                      $13,821.75                  $ 13,232.59
2/28/98                                                      $15,101.35                  $ 14,227.94
3/31/98                                                      $15,974.73                  $ 14,795.07
Annualized Total Returns As of 03/31/98
                                                                 1 Year              Since Inception
                                                                 53.82%                       45.13%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          LARGE CAP GROWTH PORTFOLIO B    RUSSELL 1000 GROWTH INDEX
12/27/96                                                     $10,000.00                  $ 10,000.00
12/31/96                                                     $ 9,886.65                   $ 9,847.39
1/31/97                                                      $10,882.96                  $ 10,538.08
2/28/97                                                      $10,688.94                  $ 10,466.42
3/31/97                                                      $10,366.62                   $ 9,899.98
4/30/97                                                      $10,754.29                  $ 10,557.34
5/31/97                                                      $11,944.51                  $ 11,319.26
6/30/97                                                      $11,877.44                  $ 11,772.03
7/31/97                                                      $13,897.76                  $ 12,812.68
8/31/97                                                      $13,567.63                  $ 12,063.14
9/30/97                                                      $14,249.20                  $ 12,656.77
10/31/97                                                     $14,217.25                  $ 12,188.47
11/30/97                                                     $14,023.22                  $ 12,706.11
12/31/97                                                     $14,247.34                  $ 12,848.42
1/31/98                                                      $14,450.11                  $ 13,232.59
2/28/98                                                      $15,794.80                  $ 14,227.94
3/31/98                                                      $16,291.27                  $ 14,795.07
Annualized Total Returns As of 03/31/98
                                                                 1 Year              Since Inception
                                                                 56.08%                       47.42%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          LARGE CAP GROWTH PORTFOLIO C    RUSSELL 1000 GROWTH INDEX
12/27/96                                                    $ 10,000.00                  $ 10,000.00
12/31/96                                                     $ 9,886.65                   $ 9,847.39
1/31/97                                                     $ 10,882.96                  $ 10,538.08
2/28/97                                                     $ 10,688.94                  $ 10,466.42
3/31/97                                                     $ 10,366.62                   $ 9,899.98
4/30/97                                                     $ 10,754.29                  $ 10,557.34
5/31/97                                                     $ 11,944.51                  $ 11,319.26
6/30/97                                                     $ 12,277.44                  $ 11,772.03
7/31/97                                                     $ 13,897.76                  $ 12,812.68
8/31/97                                                     $ 13,578.27                  $ 12,063.14
9/30/97                                                     $ 14,270.50                  $ 12,656.77
10/31/97                                                    $ 14,238.55                  $ 12,188.47
11/30/97                                                    $ 14,047.51                  $ 12,706.11
12/31/97                                                    $ 14,282.88                  $ 12,848.42
1/31/98                                                     $ 14,475.46                  $ 13,232.59
2/28/98                                                     $ 15,812.80                  $ 14,227.94
3/31/98                                                     $ 16,722.20                  $ 14,795.07
Annualized Total Returns As of 03/31/98
                                                                 1 Year              Since Inception
                                                                 61.38%                       50.51%

The graphs compare a $10,000 investment in the Large Cap Growth Portfolio A (front load), the Large Cap Growth Portfolio B (back-end load) and the Large Cap Growth Portfolio C (level load) with a similar investment in the Russell 1000 Growth Index, on a cumulative and average annual total return basis. The Portfolios calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The effective date of the Portfolios' registration statements was on 7/21/97. Performance returns within are calculated on a total return basis and reflect all fees and expenses of the Portfolio with reinvestment of dividends and capital gains, if any. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B (maximum 5.00% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

The Portfolios calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The Portfolios commenced operations on 7/21/97.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolios, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Russell 1000 Growth Index is an unmanaged index containing those companies among the Russell 1000 Index securities with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the U.S. market for large cap stocks.

Index returns reflect the reinvestment of dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
LARGE CAP GROWTH FUND

                                                NUMBER
                                               OF SHARES       VALUE
------------------------------------------------------------------------
COMMON STOCKS -- 96.7%
------------------------------------------------------------------------
AIRLINES -- 2.5%
  AMR Corp.*.................................     2,100    $     300,694
                                                           -------------
BIOTECHNOLOGY -- 1.3%
  Medimmune, Inc.*...........................     2,800          154,350
                                                           -------------
BROADCASTING -- 2.9%
  Tele-Communications, Inc. Class A*.........    11,400          354,469
                                                           -------------
BUILDINGS MATERIALS' CHAINS -- 0.9%
  Home Depot, Inc............................     1,600          107,900
                                                           -------------
COMPUTER/OFFICE AUTOMATION -- 7.4%
  Bay Networks, Inc..........................     7,500          203,437
  Computer Sciences Corp.....................     6,400          352,000
  Sterling Commerce, Inc.*...................     7,500          347,812
                                                           -------------
                                                                 903,249
                                                           -------------
DEPARTMENT/DISCOUNT STORES -- 9.8%
  Costco Companies, Inc.*....................     6,000          321,000
  Dayton Hudson Corp.........................     3,700          325,600
  K-Mart Corp.*..............................    21,400          357,112
  Wal-Mart Stores, Inc.......................     3,800          193,087
                                                           -------------
                                                               1,196,799
                                                           -------------
DRUGS/PHARMACEUTICALS -- 8.9%
  Alza Corp.*................................     8,500          380,906
  Forest Laboratories, Inc. Class A*.........     4,800          180,000
  Schering-Plough Corp.......................     3,400          277,737
  Warner-Lambert Co..........................     1,500          255,469
                                                           -------------
                                                               1,094,112
                                                           -------------
ELECTRONICS/MUSIC CHAINS -- 2.9%
  Tandy Corp.................................     7,600          357,200
                                                           -------------
ENTERTAINMENT -- 2.3%
  Time Warner, Inc...........................     4,000          288,000
                                                           -------------
FINANCE COMPANIES -- 5.0%
  American Express Co........................     3,100          284,619
  Newcourt Credit Group......................     6,500          325,000
                                                           -------------
                                                                 609,619
                                                           -------------
GROCERY PRODUCTS -- 0.5%
  Keebler Foods Co...........................     2,200           66,000
                                                           -------------
INVESTMENT COMPANIES -- 5.9%
  Merrill Lynch & Co.*.......................     1,400          116,200
  Tele-Communications TCI Venture Group Class
    A........................................    17,200          302,075
  Waddell & Reed Financial, Inc..............    11,700          304,200
                                                           -------------
                                                                 722,475
                                                           -------------
MANAGED HEALTH CARE/HMO'S/PPO'S -- 2.7%
  United Heathcare Corp......................     5,100          330,225
                                                           -------------
MILITARY/DEFENSE -- 2.8%
  General Motors Corp. Class H*..............     7,500          339,375
                                                           -------------
MONEY-CENTER BANKS -- 1.9%
  PNC Bank Corp..............................     3,900          233,756
                                                           -------------

                                                NUMBER
                                               OF SHARES       VALUE
------------------------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT -- 2.3%
  Schlumberger, Ltd..........................     3,800    $     287,850
                                                           -------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 2.4%
  Cendant Corp.*.............................     7,500          297,187
                                                           -------------
OTHER CONSUMER SERVICES -- 0.3%
  America Online, Inc.*......................       600           40,987
                                                           -------------
OTHER HEALTH TECHNOLOGY/SERVICES -- 1.4%
  HBO & Co...................................     2,900          175,087
                                                           -------------
OTHER PRODUCERS/MANUFACTURING -- 2.6%
  Tyco International, Ltd....................     5,900          322,288
                                                           -------------
RESTAURANTS -- 2.2%
  McDonald's Corp............................     4,400          264,000
                                                           -------------
SOFTWARE -- 2.1%
  Compuware Corp.*...........................     5,300          261,688
                                                           -------------
SPECIALTY CHAINS -- 2.4%
  Gap, Inc...................................     6,600          297,000
                                                           -------------
SPECIALTY INSURERS -- 1.6%
  MGIC Investment Corp.......................     2,900          190,494
                                                           -------------
TELECOMMUNICATIONS EQUIPMENT -- 8.4%
  Ascend Communications, Inc.*...............     7,400          280,275
  Ciena Corp.*...............................     4,100          174,763
  Loral Space and Communications, Ltd.*......     5,600          156,450
  Lucent Technologies, Inc...................       700           89,513
  Tellabs, Inc.*.............................     4,900          328,913
                                                           -------------
                                                               1,029,914
                                                           -------------
TELECOMMUNICATIONS SERVICES -- 10.4%
  Airtouch Communications, Inc.*.............     7,400          362,138
  Nextel Communications, Inc. Class A*.......     6,400          216,000
  U.S. West, Inc.*...........................     9,000          312,750
  WorldCom, Inc.*............................     8,800          378,950
                                                           -------------
                                                               1,269,838
                                                           -------------
TELEPHONE -- 2.9%
  AT&T Corp..................................     3,000          196,875
  Global Telesystems Group, Inc.*............     3,400          158,950
                                                           -------------
                                                                 355,825
                                                           -------------
TOTAL COMMON STOCKS
  (Cost $10,195,677)....................................      11,850,381
                                                           -------------
                                               PRINCIPAL
                                                AMOUNT
------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.4%
------------------------------------------------------------------------
  Associates First Capital Corp. 6.050%,
    04/01/98 (Cost $424,000).................  $424,000          424,000
                                                           -------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $10,619,677)....................................      12,274,381
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).........         (15,034)
                                                           -------------
NET ASSETS -- 100.0%....................................   $  12,259,347
                                                           -------------

------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INCOME & GROWTH FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities

                                Sandra K. Durn,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Income & Growth Fund seeks to maximize total return by investing primarily in convertible and equity securities of U.S. companies.

  REVIEW AND OUTLOOK: Bolstered by a strong bond market and solid returns among U.S. equities, the Income & Growth Fund delivered outstanding results from April 1, 1997 through March 31, 1998. The Fund's C Portfolio returned 30.2% during the 12-month period, outperforming its benchmark, the First Boston Convertible Index, which was up 25.9%. Issue selection and the advance in small- and mid-cap stocks during the first six months of the fiscal year contributed to the Fund's gains.

  During the fiscal year, the Fund continued to deliver returns consistent with our objective of participating in the market's upswings, without as much of the downswings. We seek to capture approximately 70% to 80% of the upside performance of the underlying equities with only 50% or less of the downside exposure. From April 1 through December 31, 1997, the Fund participated in 72.3% of the gain of the S&P 500 Index, which was up 29.8% in the period.

  As an example of downside protection, when the S&P 500 Index dipped 5.6% in August amid the downturn in the large- and mid-cap segments of the market, the Income & Growth Fund was off just 1.3% -- a participation rate of 22.5%.

  During the fiscal year, we increased the Fund's allocation among select issues in the consumer services, retail trade, commercial/industrial services, and healthcare services sectors.

  Among the Fund's best-performing holdings was Home Depot, North America's largest home improvement retailer currently operating 584 warehouse-style home centers. The company benefits from being a leading innovator in home improvement with a level of customer service among the best in the industry.

  Airtouch Communications, a major wireless telecommunications holding company, also made a positive contribution to the Fund in the fiscal year. Airtouch has significant cellular interests in the United States, Europe, and Asia. The company is one of the largest providers of paging services in the United States, and is forecast to benefit from growth in infrastructure and technology development.

  We believe convertibles continue to provide investors with appreciation potential and downside protection. Looking ahead, we remain confident of our bottom-up approach and our ability to reward shareholders with long-term results and limited downside risk.

                            REPRESENTATIVE HOLDINGS

                            Airtouch Communications
                              Affiliated Computer
                                 America Online
                              Central Garden & Pet
                                     Ciber
                                Evergreen Media
                              Family Golf Centers
                                   Home Depot
                                     K Mart
                          Loral Space & Communication

--------------------------------------------------------------------------------

INCOME & GROWTH PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          INCOME AND GROWTH PORTFOLIO A   FIRST BOSTON CONVERTIBLE INDEX
12/31/86                                                       $9,475.00                      $10,000.00
12/31/87                                                       $9,123.82                       $9,977.54
12/31/88                                                      $10,873.11                      $11,315.70
12/31/89                                                      $13,878.47                      $12,872.89
12/31/90                                                      $14,049.29                      $11,986.43
12/31/91                                                      $19,325.06                      $15,476.19
12/31/92                                                      $21,099.93                      $18,196.62
12/31/93                                                      $26,686.89                      $21,571.50
12/31/94                                                      $24,490.90                      $20,554.30
12/31/95                                                      $29,798.98                      $25,429.45
12/31/96                                                      $35,840.21                      $28,949.79
12/31/97                                                      $43,939.71                      $33,848.68
3/31/98                                                       $47,588.96                      $36,627.28
Annualized Total Returns As of 03/31/98
1 Year                                                           5 Years                        10 Years
24.16%                                                            15.50%                          16.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          INCOME AND GROWTH PORTFOLIO B   FIRST BOSTON CONVERTIBLE INDEX
12/31/86                                                      $10,000.00                      $10,000.00
12/31/87                                                       $9,566.54                       $9,977.54
12/31/88                                                      $11,327.88                      $11,315.70
12/31/89                                                      $14,367.11                      $12,872.89
12/31/90                                                      $14,449.70                      $11,986.43
12/31/91                                                      $19,750.33                      $15,476.19
12/31/92                                                      $21,425.49                      $18,196.62
12/31/93                                                      $26,891.85                      $21,571.50
12/31/94                                                      $24,539.63                      $20,554.30
12/31/95                                                      $29,671.92                      $25,429.45
12/31/96                                                      $35,491.62                      $28,949.79
12/31/97                                                      $43,308.26                      $33,848.68
3/31/98                                                       $46,865.07                      $36,627.28
Annualized Total Returns As of 03/31/97
1 Year                                                           5 Years                        10 Years
25.51%                                                            15.86%                          16.57%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          INCOME AND GROWTH PORTFOLIO C   FIRST BOSTON CONVERTIBLE INDEX
12/31/86                                                      $10,000.00                      $10,000.00
12/31/87                                                       $9,566.54                       $9,977.54
12/31/88                                                      $11,327.88                      $11,315.70
12/31/89                                                      $14,367.11                      $12,872.89
12/31/90                                                      $14,449.70                      $11,986.43
12/31/91                                                      $19,750.33                      $15,476.19
12/31/92                                                      $21,425.49                      $18,196.62
12/31/93                                                      $26,891.83                      $21,571.50
12/31/94                                                      $24,539.61                      $20,554.30
12/31/95                                                      $29,650.71                      $25,429.45
12/31/96                                                      $35,447.96                      $28,949.79
12/31/97                                                      $43,161.88                      $33,848.68
3/31/98                                                       $46,674.72                      $36,627.28
Annualized Total Returns As of 03/31/98
1 Year                                                           5 Years                        10 Years
30.22%                                                            15.99%                          16.53%

The graphs compare a $10,000 investment in the Income & Growth Portfolio A (front load), the Income & Growth Portfolio B (back-end load) and the Income & Growth Portfolio C (level load) with a similar investment in the First Boston Convertible Index, on a cumulative and average annual total return basis. Returns reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B shares (maximum 5% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

Performance results reflect the total returns of a predecessor limited partnership managed by Nicholas-Applegate Capital Management prior to the effective date of the Portfolios' registration statements on 4/19/93, 5/31/95 and 4/19/93, respectively. Limited partnership returns are restated to reflect all fees and expenses applicable to each Portfolio. If the limited partnership had been registered as an investment company under federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolios, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities whether they are convertible preferred stocks or convertible bonds. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
INCOME & GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 6.0%
---------------------------------------------------------------------------------
GAS UTILITIES -- 1.9%
  MCN Energy Group, Inc......................           69,530      $   2,598,684
  MCN Energy Group, Inc., (Prides)...........           68,700          2,241,337
                                                                    -------------
                                                                        4,840,021
                                                                    -------------
REGIONAL/COMMERCIAL BANKS -- 0.5%
  First Security Corp........................           51,500          1,226,344
                                                                    -------------
REITS -- 3.6%
  CenterPoint Properties Corp................           53,800          1,866,187
  CRIIMI MAE, Inc............................          104,500          1,613,219
  Mack-Cali Realty Corp......................           51,089          1,995,664
  Reckson Associates Realty Corp.............           74,366          1,961,403
  Spieker Properties, Inc....................           41,621          1,716,866
                                                                    -------------
                                                                        9,153,339
                                                                    -------------
TOTAL COMMON STOCKS
  (Cost $12,401,813)..........................................         15,219,704
                                                                    -------------
---------------------------------------------------------------------------------
PREFERRED STOCK -- 35.6%
---------------------------------------------------------------------------------
ADVERTISING -- 1.3%
  Snyder Strypes Trust, 6.50%................           77,400          3,279,825
                                                                    -------------
AIRLINES -- 0.5%
  Trans World Airlines, $4.625...............           15,000          1,260,000
                                                                    -------------
AUTOMATIVE EQUIPMENT -- 0.9%
  Federal-Mogul Finance Trust, 7.00%.........           37,500          2,221,875
                                                                    -------------
BROADCASTING -- 5.4%
  Chancellor Media Corp., $3.00..............           17,300          1,649,987
  Chancellor Media Corp., Series A, 12.25%...           11,700          1,664,325
  CSC Holdings, Inc., Series I, 8.50%........           60,000          3,082,500
  Evergreen Media Corp., $3.00...............           41,310          3,939,941
  Merrill Lynch & Co., Series COX, 6.00%
    (Strypes)................................           94,700          3,338,175
                                                                    -------------
                                                                       13,674,928
                                                                    -------------
DEPT/DISCOUNT STORES -- 0.9%
  Kmart Financing I, 7.75%...................           35,400          2,221,350
                                                                    -------------
DRUGS/PHARMACEUTICALS -- 2.0%
  McKesson Financing Trust., 5.00%...........           60,700          4,962,225
                                                                    -------------
ELECTRIC UTILITIES -- 1.0%
  AES Trust II, 5.50%........................           47,000          2,649,625
                                                                    -------------
ENTERTAINMENT -- 0.4%
  Royal Caribbean Cruises, Series A, 7.25%...            9,600          1,060,800
                                                                    -------------
FINANCE COMPANIES -- 4.0%
  Finova Finance Trust, 5.50%................           46,920          3,683,220
  Salomon Smith Barney Holding, Series CSN,
    6.25%....................................           39,250          2,619,937
  H.F. Ahmanson, Series D, 6.00%.............           23,698          3,774,641
                                                                    -------------
                                                                       10,077,798
                                                                    -------------
GROCERY PRODUCTS -- 0.6%
  Suiza Capital Trust II, 5.50%..............           30,300          1,522,575
                                                                    -------------
LIFE INSURERS -- 2.4%
  Conseco Finance Trust IV, Series F, 7.00%
    (Prides).................................           50,300          3,033,719

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

LIFE INSURERS (CONTINUED)

  Protective Life Capital Trust II, 6.50%
    (Prides).................................           48,100      $   2,970,175
                                                                    -------------
                                                                        6,003,894
                                                                    -------------
OIL REFINING/MARKETING -- 0.6%
  Tosco Financing Trust, 5.75%...............           26,200          1,606,387
                                                                    -------------
OIL/GAS PRODUCTION -- 0.8%
  Devon Financing Trust, $3.25...............            5,700            397,931
  Devon Financing Trust, $3.25...............           24,576          1,715,712
                                                                    -------------
                                                                        2,113,643
                                                                    -------------
OTHER COMM/INDUSTRIES SERVICES -- 1.0%
  Merrill Lynch & Co., "CBR", 7.875%.........           36,800          2,502,400
                                                                    -------------
PIPELINES -- 1.8%
  Williams Companies, Inc., $3.50............           30,300          4,444,646
                                                                    -------------
PUBLISHING -- 1.3%
  Houston Industries, Inc., 7.00% (Aces).....           53,900          3,493,394
                                                                    -------------
SAVINGS & LOAN/THRIFTS -- 1.0%
  Sovereign Bancorp, Series B, 6.25%.........           19,140          2,545,620
                                                                    -------------
SPECIALTY INSURERS -- 1.4%
  Merrill, 6.50%, "MTG" (Strypes)............           30,900          3,437,625
                                                                    -------------
TELECOMMUNICATION EQUIPMENT -- 2.3%
  LM Ericcson Telephone Co., 4.25%...........          476,370          3,155,951
  Loral Space & Communications Ltd*..........           34,600          2,631,762
                                                                    -------------
                                                                        5,787,713
                                                                    -------------
TELECOMMUNICATION SERVICES -- 4.0%
  Airtouch Communications, Series C, 4.25%...           53,618          3,806,878
  Intermedia Communication, Series E,
    7.00%*...................................           25,000            884,375
  SBC Communications, Inc., "TMX" (DECS),
    7.75%....................................           51,000          2,607,375
  Worldcom, Inc., 8.00%......................           18,140          2,707,395
                                                                    -------------
                                                                       10,006,023
                                                                    -------------
TELEPHONE -- 2.0%
  Nextlink Communications 6.50%..............           31,000          1,495,750
  US West Inc., Series D, 4.50%..............           52,900          3,782,350
                                                                    -------------
                                                                        5,281,100
                                                                    -------------
TOTAL PREFERRED STOCK
  (Cost $71,225,030)..........................................         90,150,446
                                                                    -------------
                                                   PRINCIPAL
                                                     AMOUNT
---------------------------------------------------------------------------------
CORPORATE BONDS -- 57.4%
---------------------------------------------------------------------------------
ADVERTISING -- 2.1%
  Omnicom Group, CV
    4.250%, 01/03/07.........................     $  3,441,000          5,367,960
                                                                    -------------
BIOTECHNOLOGY -- 1.1%
  Aviron, CV
    5.750%, 04/01/05.........................        1,164,000          1,117,440
  Centocor, Inc., CV
    4.750%, 02/15/05.........................        1,530,000          1,679,175
                                                                    -------------
                                                                        2,796,615
                                                                    -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
---------------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

BROADCASTING -- 1.2%
  Clear Channel Communication, CV
    2.625%, 04/01/03.........................     $  3,009,000      $   3,001,478
                                                                    -------------
BUILDING MATERIALS -- 0.6%
  Hexcel Corp., CV
    7.000%, 08/01/03.........................          844,000          1,540,300
                                                                    -------------
BUILDING MATERIALS CHAINS -- 2.5%
  Home Depot Inc., CV
    3.250%, 10/01/01.........................        4,201,000          6,327,756
                                                                    -------------
COMPUTERS/OFFICE AUTOMATION -- 3.6%
  EMC Corp., CV
    3.250%, 03/15/02.........................        1,595,000          2,823,150
  EMC Corp., CV
    3.250%, 03/15/02.........................        1,185,000          2,097,450
  Safeguard Scientifics, CV
    6.000%, 02/01/06.........................        1,245,000          1,606,050
  Veritas Software Corp., CV
    5.250%, 11/01/04.........................        2,268,000          2,704,590
                                                                    -------------
                                                                        9,231,240
                                                                    -------------
CONTRACT DRILLING -- 1.8%
  Loews Corp., CV
    3.125%, 09/15/07.........................        4,554,000          4,485,690
                                                                    -------------
DEPARTMENT/DISCOUNT STORES -- 2.9%
  Costco Companies Inc., CV*
    0.000%, 08/19/17.........................        6,678,000          4,482,607
  Federated Department Stores, CV
    5.000%, 10/01/03.........................        1,861,000          2,931,075
                                                                    -------------
                                                                        7,413,682
                                                                    -------------
DRUG CHAINS -- 1.9%
  Rite Aid Corp., CV
    5.250%, 09/15/02.........................        4,083,000          4,715,865
                                                                    -------------
DRUGS/PHARMACEUTICALS -- 6.4%
  Alpharma, Inc., CV
    5.750%, 04/01/05.........................        1,550,000          1,534,500
  Athena Neurosciences, Inc., CV
    4.750%, 11/15/04.........................        1,635,000          1,898,644
  Athena Neurosciences, Inc., CV
    4.750%, 11/15/04.........................        2,111,000          2,435,566
  Ominicare, Inc., CV
    5.000%, 12/01/07.........................        1,910,000          2,306,325
  Sandoz Capital BVI Ltd., CV
    2.000%, 10/06/02.........................          900,000          1,500,570
  Sandoz Capital BVI Ltd., Euro, CV
    2.000%, 10/06/02.........................        1,470,000          2,450,931
  Sepracor, Inc., CV
    6.250%, 02/15/05.........................        1,075,000          1,218,781
  Sepracor, Inc., CV
    7.000%, 12/01/02.........................          685,000          1,508,713
  Sepracor, Inc., Euro, CV
    7.000%, 12/01/02.........................          649,000          1,429,423
                                                                    -------------
                                                                       16,283,453
                                                                    -------------
ELECTRONIC DATA PROCESSING -- 2.7%
  Automatic Data Processing, CV*
    0.000%, 02/20/12.........................        5,177,000          4,575,174
                                                   PRINCIPAL
                                                     AMOUNT             VALUE
---------------------------------------------------------------------------------

ELECTRONIC DATA PROCESSING (CONTINUED)

  Affiliated Computer Services, CV
    4.000%, 03/15/05.........................     $  2,288,000      $   2,290,860
                                                                    -------------
                                                                        6,866,034
                                                                    -------------
ELECTRONIC INSTRUMENTS -- 2.6%
  ADT Operations, Inc., CV*
    0.000%, 07/06/10.........................        3,358,000          4,974,038
  SCI Systems, Inc., CV
    5.000%, 05/01/06.........................          878,000          1,433,335
                                                                    -------------
                                                                        6,407,373
                                                                    -------------
ENTERTAINMENT -- 1.6%
  Family Golf Centers, Inc., CV
    5.750%, 10/15/04.........................        2,106,000          2,643,030
  Imax Corp., CV
    5.750%, 04/01/03.........................        1,000,000          1,441,250
                                                                    -------------
                                                                        4,084,280
                                                                    -------------
ENVIRONMENTAL SERVICES -- 1.8%
  USA Waste Services, Inc., CV
    4.500%, 06/01/01.........................        2,015,000          3,123,250
  USA Waste Services, Inc., CV
    4.000%, 02/01/02.........................        1,297,000          1,533,703
                                                                    -------------
                                                                        4,656,953
                                                                    -------------
FOOD CHAINS -- 1.0%
  Whole Foods Market, Inc., CV*
    0.000%, 03/02/18.........................        5,727,000          2,462,610
                                                                    -------------
LODGING -- 2.6%
  Carematrix Corp., CV
    6.250%, 08/15/04.........................        1,914,000          2,299,193
  Hilton Hotels Corp., CV
    5.000%, 05/15/06.........................        3,809,000          4,304,170
                                                                    -------------
                                                                        6,603,363
                                                                    -------------
MACHINERY/EQUIPMENT -- 1.5%
  Thermo Electron Corp., CV
    4.250%, 01/01/03.........................        3,329,000          3,878,285
                                                                    -------------
MEDICAL/HEALTH SERVICES -- 2.1%
  Alternative Living Services, CV
    5.250%, 12/15/02.........................        2,000,000          2,595,000
  Total Renal Care Holdings Inc., CV
    5.625%, 07/15/06.........................        1,856,000          2,635,520
                                                                    -------------
                                                                        5,230,520
                                                                    -------------
MULTI-LINE INSURERS -- 0.7%
  Republic of Italy, CV
    5.000%, 06/28/01.........................          960,000          1,858,800
                                                                    -------------
OILFIELD SERVICES/EQUIPMENT -- 0.8%
  Baker Hughes, Inc., CV*
    0.000%, 05/05/08.........................        2,498,000          2,074,901
                                                                    -------------
OTHER COMMERCIAL/INDUSTRIAL SERVICES -- 3.5%
  Data Processing Resource, CV
    5.250%, 04/01/05.........................        2,295,000          2,481,469
  CUC International, Inc., CV
    3.000%, 02/15/02.........................        4,492,000          6,291,630
                                                                    -------------
                                                                        8,773,099
                                                                    -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INCOME & GROWTH FUND

                                                   PRINCIPAL
                                                     AMOUNT             VALUE
---------------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

OTHER CONSUMER SERVICES -- 1.9%
  America Online, Inc., CV
    4.000%, 11/15/02.........................     $  3,243,000      $   4,750,995
                                                                    -------------
OTHER HEALTH SERVICES -- 0.5%
  Sunrise Assisted Living, CV
    5.500%, 06/15/02.........................          911,000          1,204,798
                                                                    -------------
PRINTING/FORMS -- 0.9%
  Mail-Well, Inc., CV
    5.000%, 11/01/02.........................        1,917,000          2,319,570
                                                                    -------------
PROPERTY-CASUALTY INSURANCE -- 1.3%
  Mutual Risk Management, Inc., CV*
    0.000%, 10/30/15.........................        4,591,000          3,374,385
                                                                    -------------
RESTAURANTS -- 1.0%
  CKE Restaurants, Inc., CV
    4.250%, 03/15/04.........................        2,671,000          2,657,645
                                                                    -------------
SAVINGS & LOAN/THRIFTS -- 0.7%
  BankAtlantic Bancorp, Inc., CV
    5.625%, 12/01/07.........................        1,435,000          1,739,938
                                                                    -------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 0.5%
  Xilinx, Inc., CV
    5.250%, 11/01/02.........................        1,147,000          1,148,434
                                                                    -------------
SOFTWARE -- 2.4%
  Network Associates, Inc.,*
    0.000%, 02/13/18.........................        6,501,000          2,966,081
                                                   PRINCIPAL
                                                     AMOUNT             VALUE
---------------------------------------------------------------------------------

SOFTWARE (CONTINUED)

  Platinum Technology, Inc., CV
    6.250%, 12/15/02.........................     $  3,041,000      $   3,162,640
                                                                    -------------
                                                                        6,128,721
                                                                    -------------
SPECIALTY CHAINS -- 1.7%
  Staples, Inc. Euro, CV
    4.500%, 10/01/00.........................          150,000            241,125
  Staples, Inc., CV
    4.500%, 10/01/00.........................        2,544,000          4,089,480
                                                                    -------------
                                                                        4,330,605
                                                                    -------------
TELECOMMUNICATIONS SERVICES -- 1.1%
  Smartalk Teleservices, CV
    5.750%, 09/15/04.........................        2,025,000          2,667,938
                                                                    -------------
WHOLESALE DISTRIBUTION -- 0.4%
  Central Garden & Pet Co., CV
    6.000%, 11/15/03.........................          708,000          1,061,115
                                                                    -------------
TOTAL CORPORATE BONDS
  (Cost $120,807,286).........................................        145,444,401
                                                                    -------------
TOTAL INVESTMENTS -- 99.0%
  (Cost $204,434,129).........................................        250,814,551
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%.................          2,513,179
                                                                    -------------
NET ASSETS -- 100.0%..........................................      $ 253,327,730
                                                                    -------------

---------------
* Non-Income Producing Security

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

BALANCED GROWTH FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities

                               Fred S. Robertson,
                       Partner, Chief Investment Officer,
                                  Fixed Income

                           Lawrence S. Speidell, CFA,
                     Partner, Director of Global/Systematic
                       Portfolio Management and Research

                              James E. Kellerman,
                           Partner, Portfolio Manager

                                 John J. Kane,
                       Partner, Senior Portfolio Manager

                              Malcom S. Day, CFA,
                               Portfolio Manager

                                 Susan Malone,
                               Portfolio Manager

  GOAL: The Balanced Growth Fund seeks to provide capital appreciation and current income by investing approximately 60% of total assets in equity and convertible securities, primarily of U.S. companies, and 40% of total assets in debt securities, money market instruments, and short-term investments.

  REVIEW AND OUTLOOK: Nicholas-Applegate's Balanced Growth Fund C Portfolio gained 38.4% versus a 32.9% gain for a balanced index comprised of 60% S&P 500 Index and 40% Lehman Government/ Corporate Bond Index.

  A powerful domestic economy, low inflation, and stable interest rates contributed to a positive environment for U.S. stocks throughout the fiscal year. This environment favored companies with strong pricing power fueled by high consumer demand. Transportation companies, including Airborne Freight, recorded positive gains, as did technology companies in spite of initial setbacks caused by the Asian economic crisis.

  For the fiscal year, the positive, long-term fundamentals for the U.S. fixed income market overcame cyclically strong economic activities. The period was characterized by the presence of low inflation and declining long-term interest rates in conflict with tight labor markets, economic strength, and low unemployment. The Asian economic and monetary crises also affected the fixed income market as expectations for a significant change in the balance of trade with Asian nations affected forecasts for U.S. economic activity. While interest rates remained unchanged during the period, the bond market fluctuated as expectations of future Fed activity shifted.

  Looking ahead, we believe the long-term prospects for fixed income investing remain promising based upon conservative U.S. fiscal policy and increased global competition which is contributing to a disinflationary trend. However, in the short to intermediate term, a relatively strong economy, strong money growth, and tight labor markets create an environment where interest rates may need to be raised to ease cyclical pressures on inflation. While maintaining our current neutral to slightly defensive stance on interest rates, we seek to add additional value through tactical yield-curve decisions and by identifying opportunities among diverse sectors. Similarly, we remain confident of our ability to deliver favorable long-term results through stock selection.

                            REPRESENTATIVE HOLDINGS

                                   Ameritech
                                      AT&T
                                Chase Manhattan
                                 Dell Computer
                                Schering Plough
                              United Technologies
                             Australia 7.5% 7/15/05
                             Foodmaker 9.25% 3/1/99
                                 IMCHE 97-5 A5
                            KN Energy 7.45% 3/1/2098

--------------------------------------------------------------------------------

BALANCED GROWTH PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           ANNUALIZED TOTAL RETURNS AS OF 03/31/98
                           1 YEAR                           3 YEARS          SINCE INCEPTION
                           32.02%                           19.19%                13.99%

                       Balanced Growth Portfolio A     Balanced 60/40 Index
4/19/93                                  $9,475.00               $10,000.00
6/30/93                                 $10,464.19               $10,167.89
9/30/93                                 $11,058.45               $10,460.54
12/31/93                                $10,736.61               $10,593.91
3/31/94                                 $10,360.64               $10,220.09
6/30/94                                  $9,746.05               $10,196.47
9/30/94                                 $10,250.26               $10,516.10
12/31/94                                $10,060.86               $10,533.05
3/31/95                                 $10,693.92               $11,358.01
6/30/95                                 $11,681.59               $12,302.76
9/30/95                                 $12,604.68               $12,982.35
12/31/95                                $12,418.56               $13,694.89
3/31/96                                 $12,849.93               $14,001.13
6/30/96                                 $13,596.59               $14,403.65
9/30/96                                 $14,091.89               $14,779.90
12/31/96                                $14,453.91               $15,701.27
3/31/97                                 $13,715.93               $15,904.46
6/30/97                                 $15,459.10               $17,775.90
9/30/97                                 $17,690.71               $18,834.70
12/31/97                                $17,415.96               $19,411.09
3/31/98                                 $19,111.78               $21,139.22

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           ANNUALIZED TOTAL RETURNS AS OF 03/31/98
                           1 YEAR                           3 YEARS          SINCE INCEPTION
                           33.79%                           20.08%                14.39%

                       Balanced Growth Portfolio B     Balanced 60/40 Index
4/19/93                                 $10,000.00               $10,000.00
6/30/93                                 $11,035.45               $10,167.89
9/30/93                                 $11,660.45               $10,460.54
12/31/93                                $11,305.97               $10,593.91
3/31/94                                 $10,886.19               $10,220.09
6/30/94                                 $10,223.88               $10,196.47
9/30/94                                 $10,736.94               $10,516.10
12/31/94                                $10,522.39               $10,533.05
3/31/95                                 $11,156.72               $11,358.01
6/30/95                                 $12,180.97               $12,302.76
9/30/95                                 $13,122.78               $12,982.35
12/31/95                                $12,902.86               $13,694.89
3/31/96                                 $13,345.78               $14,001.13
6/30/96                                 $14,106.25               $14,403.65
9/30/96                                 $14,606.34               $14,779.90
12/31/96                                $14,962.03               $15,701.27
3/31/97                                 $14,160.40               $15,904.46
6/30/97                                 $15,957.09               $17,775.90
9/30/97                                 $18,061.47               $18,834.70
12/31/97                                $17,934.01               $19,411.09
3/31/98                                 $19,453.22               $21,139.22

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           ANNUALIZED TOTAL RETURNS AS OF 03/31/98
                           1 YEAR                           3 YEARS          SINCE INCEPTION
                           38.35%                           20.61%                14.55%

                       Balanced Growth Portfolio C     Balanced 60/40 Index
4/19/93                                 $10,000.00               $10,000.00
6/30/93                                 $11,039.20               $10,167.89
9/30/93                                 $11,660.86               $10,460.54
12/31/93                                $11,305.09               $10,593.91
3/31/94                                 $10,891.29               $10,220.09
6/30/94                                 $10,228.48               $10,196.47
9/30/94                                 $10,738.30               $10,516.10
12/31/94                                $10,521.52               $10,533.05
3/31/95                                 $11,160.73               $11,358.01
6/30/95                                 $12,183.53               $12,302.76
9/30/95                                 $13,132.13               $12,982.35
12/31/95                                $12,919.55               $13,694.89
3/31/96                                 $13,345.82               $14,001.13
6/30/96                                 $14,097.97               $14,403.65
9/30/96                                 $14,591.32               $14,779.90
12/31/96                                $14,940.54               $15,701.27
3/31/97                                 $14,152.91               $15,904.46
6/30/97                                 $15,932.24               $17,775.90
9/30/97                                 $18,194.24               $18,834.70
12/31/97                                $17,881.57               $19,411.09
3/31/98                                 $19,580.47               $21,139.22

The graphs compare a $10,000 investment in the Balanced Growth Portfolio A (front load), the Balanced Growth Portfolio B (back-end load) and the Balanced Growth Portfolio C (level load) with a similar investment in a model index consisting of 60% Standard & Poor's 500 Index ("S&P 500") and 40% Lehman Brothers Government/Corporate Bond Index, on a cumulative and average annual total return basis. Portfolio B calculates its performance based upon the historical performance of its corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The effective date of Portfolio B's registration statement was on 5/31/95. Returns reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B shares (maximum 5% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The S&P 500 Index is an unmanaged index containing 500 industrial, utility and financial companies regarded as generally representative of the U.S. stock market.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged market-weighted index consisting of all public obligations of the U.S. Government, its agencies and instrumentalities and all corporation issuers of fixed rate, non-convertible, investment grade U.S. dollar denominated bonds having maturities of greater than one year. It is generally regarded as representative of the market for domestic bonds.

Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
BALANCED GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 58.3%
----------------------------------------------------------------------------
AEROSPACE -- 1.8%
  United Technologies Corp...................        6,400      $    590,800
                                                                ------------
AIR FREIGHT/SHIPPING -- 0.7%
  Airborne Freight Corp......................        5,600           210,700
                                                                ------------
AIRLINES -- 0.3%
  AMR Corp.*.................................          700           100,231
                                                                ------------
ALCOHOLIC BEVERAGES -- 0.8%
  Canandaigua Brands, Inc. Class A*..........        4,800           274,200
                                                                ------------
APPAREL -- 0.9%
  Jones Apparel Group, Inc.*.................        2,700           148,669
  Stride Rite Corp...........................       11,100           150,544
                                                                ------------
                                                                     299,213
                                                                ------------
AUTOMOBILES -- 1.1%
  General Motors Corp........................        5,600           377,650
                                                                ------------
AUTOMOTIVE EQUIPMENT -- 1.3%
  Federal-Mogul Corp.........................        2,400           127,650
  SPX Corp.*.................................        4,000           305,250
                                                                ------------
                                                                     432,900
                                                                ------------
BEVERAGES/SOFT DRINKS -- 1.8%
  Pepsico, Inc...............................       14,100           601,894
                                                                ------------
BUILDING MATERIALS CHAINS -- 0.7%
  Centex Construction Products, Inc..........        6,600           240,487
                                                                ------------
CHEMICALS -- 2.3%
  Dow Chemical Co.*..........................        5,100           495,975
  Lyondell Petrochemical Co..................        7,500           255,469
                                                                ------------
                                                                     751,444
                                                                ------------
CLOTHING CHAINS -- 2.8%
  Ross Stores, Inc...........................       11,400           503,025
  TJX Companies, Inc.........................        9,200           416,300
                                                                ------------
                                                                     919,325
                                                                ------------
COMPUTERS/OFFICE AUTOMATION -- 2.4%
  Compaq Computer Corp.......................        4,900           126,787
  Dell Computer Corp.*.......................        9,800           663,950
                                                                ------------
                                                                     790,737
                                                                ------------
DRUGS/PHARMACEUTICALS -- 3.4%
  Abbott Labs, Inc...........................        2,000           150,625
  Johnson & Johnson, Inc.....................        3,500           256,594
  Schering Plough Corp.......................        8,700           710,681
                                                                ------------
                                                                   1,117,900
                                                                ------------
ELECTRIC UTILITIES -- 1.0%
  FPL Group, Inc.............................        5,100           327,675
                                                                ------------
ENTERTAINMENT -- 0.6%
  Walt Disney Co.*...........................        1,700           181,475
                                                                ------------
FINANCE COMPANIES -- 2.4%
  Federal National Mortgage Association......        8,000           506,000

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

FINANCE COMPANIES (CONTINUED)

  SLM Holding Corp...........................        6,300      $    274,837
                                                                ------------
                                                                     780,837
                                                                ------------
FOOD CHAINS -- 1.0%
  Albertsons, Inc.*..........................        6,400           336,800
                                                                ------------
GROCERY PRODUCTS -- 1.4%
  Dean Foods Co..............................        4,000           201,250
  Interstate Bakeries Corp...................        7,600           245,575
                                                                ------------
                                                                     446,825
                                                                ------------
INTEGRATED OIL COMPANIES -- 4.0%
  Exxon Corp.................................        6,700           453,087
  Mobil Corp.................................        7,300           559,362
  Phillips Petroleum Co......................        6,000           299,625
                                                                ------------
                                                                   1,312,074
                                                                ------------
INVESTMENT COMPANIES -- 0.7%
  Bear Stearns Co., Inc......................        2,020           103,778
  Morgan Stanley Dean Witter Discover &
    Co.*.....................................        1,800           131,175
                                                                ------------
                                                                     234,953
                                                                ------------
MACHINERY/EQUIPMENT -- 0.3%
  Caterpillar, Inc...........................        1,900           104,619
                                                                ------------
METALS -- 0.6%
  Bethlehem Steel Corp.*.....................       15,500           210,219
                                                                ------------
MONEY-CENTER BANKS -- 2.1%
  Chase Manhattan Corp.......................        4,200           566,475
  Suntrust Banks, Inc........................        1,500           113,062
                                                                ------------
                                                                     679,537
                                                                ------------
MULTI-LINE INSURERS -- 1.2%
  Torchmark Corp.............................        5,000           229,062
  Travelers Group, Inc.......................        2,700           162,000
                                                                ------------
                                                                     391,062
                                                                ------------
OTHER CONSUMER NON-DURABLES -- 1.9%
  Procter & Gamble Co........................        7,600           641,250
                                                                ------------
OTHER FINANCIAL SERVICES -- 1.3%
  SunAmerica, Inc............................        8,700           416,513
                                                                ------------
OTHER PRODUCERS/MANUFACTURING -- 1.1%
  Crane Co...................................        4,300           227,900
  Tyco International Ltd.....................        2,200           120,175
                                                                ------------
                                                                     348,075
                                                                ------------
PAPER -- 1.0%
  Fort James Corp............................        7,300           334,431
                                                                ------------
PROPERTY-CASUALTY INSURERS -- 2.4%
  Allstate Corp.*............................        5,500           505,656
  Orion Capital Corp.........................        5,400           295,313
                                                                ------------
                                                                     800,969
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

PUBLISHING -- 0.8%
  Valassis Communication, Inc................        6,200      $    254,200
                                                                ------------
RECREATIONAL PRODUCTS -- 0.3%
  Mattel, Inc.*..............................        2,200            87,175
                                                                ------------
RESTAURANTS -- 0.5%
  Foodmaker, Inc.*...........................        8,100           156,938
                                                                ------------
SAVINGS & LOAN ASSOCIATIONS -- 0.8%
  GreenPoint Financial Corp..................        7,000           251,563
                                                                ------------
SEMICONDUCTORS/ELECTRONIC COMPONENTS -- 0.9%
  Intel Corp.................................        3,900           304,444
                                                                ------------
SOAPS/COSMETICS -- 0.9%
  Colgate-Palmolive Co.......................        1,600           138,600
  Gillette Co................................        1,400           166,162
                                                                ------------
                                                                     304,762
                                                                ------------
SOFTWARE -- 2.2%
  BMC Software, Inc.*........................        5,400           452,588
  Microsoft Corp.*...........................        3,200           286,400
                                                                ------------
                                                                     738,988
                                                                ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.9%
  Tekelec, Inc.*.............................        6,600           299,475
                                                                ------------
TELECOMMUNICATIONS SERVICES -- 2.6%
  AirTouch Communications, Inc.*.............        5,300           259,369
  Ameritech Corp.............................       12,300           608,081
                                                                ------------
                                                                     867,450
                                                                ------------
TELEPHONE -- 3.7%
  AT&T Corp.*................................        7,700           505,312
  Bellsouth Corp.............................       10,700           722,919
                                                                ------------
                                                                   1,228,231
                                                                ------------
TEXTILES -- 0.7%
  Carlisle Cos., Inc.........................        4,500           221,062
                                                                ------------
TOBACCO PRODUCTS -- 0.7%
  Philip Morris Co., Inc.....................        5,800           241,788
                                                                ------------
TOTAL COMMON STOCK
  (Cost $14,193,969).......................................       19,210,871
                                                                ------------
----------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
----------------------------------------------------------------------------
BROADCASTING -- 0.4%
  Chancellor Media Corp. Series A, 12.25%....        1,000           142,250
                                                                ------------
TELECOMMUNICATIONS -- 0.4%
  IXC Communications, Inc., 12.50%*..........        1,060           129,320
                                                                ------------
TOTAL PREFERRED STOCK
  (Cost $241,051)..........................................          271,570
                                                                ------------
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
WARRANTS -- 0.0%
----------------------------------------------------------------------------
ELECTRONIC INSTRUMENTS -- 0.0%
  Electronic Retailing Systems, Inc.*........           50      $      1,250
                                                                ------------
TOTAL WARRANTS
  (Cost $2,036)............................................            1,250
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT
----------------------------------------------------------------------------
CORPORATE BONDS -- 16.5%
----------------------------------------------------------------------------
AIRLINES -- 0.6%
  Continental Airlines
    6.648%, 09/15/17.........................     $135,000           134,823
  Trans World Airlines
    11.375%, 03/01/06........................       50,000            50,625
                                                                ------------
                                                                     185,448
                                                                ------------
BANKS -- 1.1%
  Bank of Scotland
    7.000%, 11/29/49.........................      125,000           125,625
  First Union Corp.
    6.875%, 09/15/05.........................      225,000           231,907
                                                                ------------
                                                                     357,532
                                                                ------------
BEVERAGES (NON-ALCOHOLIC) -- 0.9%
  Coca-Cola Enterprises
    6.000%, 03/15/01.........................      110,000           109,645
  Coca-Cola Enterprises
    6.750%, 01/15/38.........................      175,000           173,190
                                                                ------------
                                                                     282,835
                                                                ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 0.4%
  Cellulosa Arauco Constitution
    6.950%, 09/15/05.........................      125,000           122,812
                                                                ------------
CONSTRUCTION -- 0.2%
  Standard Pacific Corp.
    10.500%, 03/01/00........................       49,000            51,695
                                                                ------------
ELECTRONIC INSTRUMENTS -- 0.1%
  Electronic Retailing Systems, Inc.
    0.000%, 02/01/04*........................       50,000            29,000
                                                                ------------
ELECTRIC UTILITIES -- 0.8%
  Tenaga Nasional Berhad
    7.625%, 04/29/07.........................      100,000            89,256
  Yorkshire Power
    6.154%, 02/25/03.........................      175,000           173,581
                                                                ------------
                                                                     262,837
                                                                ------------
ELECTRONICS -- 0.5%
  Rockwell International Corp.
    5.200%, 01/15/49.........................      200,000           149,895
                                                                ------------
ENTERTAINMENT -- 0.3%
  Imax Corp.
    10.000%, 03/01/01........................      100,000           104,500
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

FINANCIAL SERVICES -- 3.7%
  American Resource Corp.
    7.450%, 12/15/26.........................     $225,000      $    243,493
  Amresco Inc.
    9.875%, 03/15/05.........................       50,000            50,875
  AON Capital Trust A
    8.205%, 01/01/27.........................      100,000           113,122
  Corp. Andina Fom
    6.750%, 03/15/05.........................      125,000           124,245
  Credit Suisse-London
    7.900%, 05/01/07.........................       95,000           100,927
  Hutchison Whampoa
    7.500%, 08/01/27.........................      100,000            90,321
  Lehman Brothers Holdings
    6.625%, 12/27/02.........................      200,000           202,356
  MCII Holdings
    0.000%, 11/15/02*........................       50,000            47,250
  Cowen Financial Corp.
    11.875, 10/01/03.........................       75,000            85,500
  Resource America, Inc.
    12.000%, 08/01/04........................      150,000           157,500
                                                                ------------
                                                                   1,215,589
                                                                ------------
FOOD -- 0.4%
  Tyson Foods
    7.000%, 01/15/28.........................      150,000           148,224
                                                                ------------
INSURANCE -- 0.3%
  Jackson National Life Insurance Co.
    8.150%, 03/15/27.........................      100,000           111,486
                                                                ------------
MACHINERY -- 0.3%
  Interlake Corp.
    12.125%, 03/01/02........................      100,000           103,000
                                                                ------------
MULTI-LINE INSURANCE -- 0.3%
  Travelers Group
    6.875%, 02/15/49.........................      110,000           107,284
                                                                ------------
NATURAL GAS UTILITIES -- 1.1%
  Kn Energy Inc.
    7.450%, 03/01/47.........................      180,000           181,407
  Kn Energy Inc.
    6.450%, 03/01/03.........................      170,000           170,136
                                                                ------------
                                                                     351,543
                                                                ------------
OIL -- 0.5%
  Lasmo, Inc.
    6.750%, 12/15/07.........................      160,000           158,000
                                                                ------------
OIL WELL SERVICES -- 0.6%
  Petroleum Geo-Services
    7.125%, 03/30/28.........................      210,000           210,666
                                                                ------------
PRODUCERS/MANUFACTURING -- 0.2%
  Figgie International, Inc.
    9.875%, 10/01/99.........................       50,000            52,000
                                                                ------------
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
REAL ESTATE/MORTGAGE -- 0.2%
  Criimi Mae, Inc.
    9.125%, 12/01/02.........................     $ 75,000      $     75,468
                                                                ------------
RENTAL/LEASING COMPANIES -- 0.5%
  Hertz Corp.
    7.000%, 01/15/28.........................      125,000           121,808
  Railcar Leasing LLC
    7.125%, 01/15/13.........................       55,000            57,681
                                                                ------------
                                                                     179,489
                                                                ------------
RESTAURANTS -- 0.2%
  Foodmaker, Inc.
    9.250%, 03/01/99.........................       71,000            71,887
                                                                ------------
SPECIALITY RETAILING -- 1.2%
  Musicland Group
    9.000%, 06/15/03.........................      150,000           148,500
  Tandy Corp.
    6.090%, 01/09/02.........................      245,000           242,459
                                                                ------------
                                                                     390,959
                                                                ------------
TELECOMMUNICATIONS -- 1.2%
  Cable & Wireless Communications
    6.375%, 03/06/03.........................      165,000           165,094
  Panamsat Corp.
    6.125%, 01/15/05.........................      250,000           245,698
                                                                ------------
                                                                     410,792
                                                                ------------
TELEPHONE -- 0.6%
  US West Capital Funding
    7.950%, 02/01/47.........................      170,000           193,800
                                                                ------------
WASTE MANAGEMENT -- 0.3%
  WMX Technologies, Inc.
    7.100%, 08/01/26.........................       90,000            93,264
                                                                ------------
TOTAL CORPORATE BONDS
  (Cost $5,359,788)........................................        5,420,005
                                                                ------------
----------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 5.3%
----------------------------------------------------------------------------
AUSTRALIA -- 3.6%
  Australian Government
    7.500%, 07/15/05.........................      800,000           590,478
  Queensland Treasury Global
    8.000%, 05/14/03.........................      780,000           572,250
                                                                ------------
                                                                   1,162,728
                                                                ------------
GERMANY -- 1.7%
  German Government Unity Fund
    8.000%, 01/21/02.........................      945,000           573,947
                                                                ------------
TOTAL FOREIGN GOVERNMENT BONDS
  (Cost $1,775,479)........................................        1,736,675
                                                                ------------
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 0.2%
----------------------------------------------------------------------------
INDONESIA -- 0.2%
  PT Polysindo Eka Perkasa Interest
    Promissory Note*.........................        5,000             2,950

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED GROWTH FUND

                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (Continued)
---------------------------------------------------------
INDONESIA (CONTINUED)

  PT Polysindo Eka Perkasa Interest
    Promissory Note*.........................     $  5,000      $      2,950
  PT Polysindo Eka Perkasa Principal
    Promissory Note*.........................      100,000            59,000
                                                                ------------
TOTAL FOREIGN CORPORATE BONDS
  (Cost $90,726)...........................................           64,900
                                                                ------------
----------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 3.2%
----------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.4%
  Series #2020E
    7.000%, 01/15/28.........................      130,000           133,697
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.3%
  Pool #1994-27 PJ
    6.500%, 06/25/23.........................      350,000           350,763
  Pool #1996-59 K
    6.500%, 07/25/23.........................      400,000           396,000
                                                                ------------
                                                                     746,763
                                                                ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.5%
  Pool #348872
    7.000%, 07/15/08.........................      159,002           162,336
                                                                ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $981,642)..........................................        1,042,796
                                                                ------------
----------------------------------------------------------------------------
CMO'S AND ASSET BACKED SECURITIES -- 7.3%
----------------------------------------------------------------------------
AUTO -- 0.8%
  AESOP Funding II 1998-a A
    6.140%, 05/20/06.........................      265,000           262,598
                                                                ------------
BANKS -- 0.4%
  BankBoston Marine Asset Backed Trust 1997-2
    A5
    6.570%, 11/15/09.........................      120,000           121,219
                                                                ------------
MORTGAGE COMMERCIAL -- 3.0%
  Aames Mortgage Trust 1997-D A2A
    5.875%, 12/15/27.........................      250,337           250,415
  DLJ Mortgage Acceptance Corp. 1998-CF1, A1B
    6.410%, 02/15/08.........................      225,000           225,000
  Morgan Stanley Capital I 1998 Hf1 A2
    6.600%, 01/15/08.........................      260,000           262,031
  Nomura Asset Security Corp. 1998-D6, A1B
    6.590%, 03/15/30.........................      260,000           263,819
                                                                ------------
                                                                   1,001,265
                                                                ------------
MORTGAGE HOME EQUITY -- 3.1%
  EQCC Home Equity Loan Trust 1996-4 A4
    6.470%, 08/15/10.........................      255,000           256,355
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

MORTGAGE HOME EQUITY (CONTINUED)

  IMC Home Equity Loan Trust 1997-5 A5
    6.610%, 06/20/13.........................     $235,000      $    235,698
  The Money Store Residential Trust 98-1 A2
    6.200%, 03/15/08.........................      130,000           129,959
  The Money Store Residential Trust 98-1 A3
    6.215%, 02/15/11.........................      260,000           259,594
  SL Commercial Mortgage Trust 1997-C1
    6.875%, 07/25/04.........................      143,357           146,112
                                                                ------------
                                                                   1,027,718
                                                                ------------
TOTAL CMO'S AND ASSET BACKED SECURITIES
  (Cost $2,416,734)........................................        2,412,800
                                                                ------------
----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.5%
----------------------------------------------------------------------------
U.S. TREASURY BILLS -- 0.9%
  9.250%, 02/15/16...........................      220,000           298,006
                                                                ------------
U.S. TREASURY BONDS -- 0.6%
  8.500%, 02/15/20...........................      155,000           201,379
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $496,707)..........................................          499,385
                                                                ------------

                                                   NUMBER
                                                  OF SHARES
----------------------------------------------------------------------------
MUTUAL FUND -- 3.3%
----------------------------------------------------------------------------
BLACKROCK 2001 TERM -- 1.6%
                                                    60,000           517,500
                                                                ------------
BLACKROCK STRATEGIC TERM TRUST, INC. -- 1.7%
                                                    65,800           567,525
                                                                ------------
TOTAL MUTUAL FUND
  (Cost $1,054,536)........................................        1,085,025
                                                                ------------

                                                  PRINCIPAL
                                                   AMOUNT
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.5%
----------------------------------------------------------------------------
  Associates First Capital Corp.
    6.050%, 04/01/98
    (Cost $835,000)..........................     $835,000           835,000
                                                                ------------
TOTAL INVESTMENTS -- 98.9%
  (Cost $27,447,668))......................................       32,580,277
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%..............          363,328
                                                                ------------
NET ASSETS -- 100.0%.......................................     $ 32,943,605
                                                                ------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GOVERNMENT INCOME FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                               Fred S. Robertson,
                       Partner, Chief Investment Officer,
                                  Fixed Income

                                 Susan Malone,
                               Portfolio Manager

                              James E. Kellerman,
                       Partner, Senior Portfolio Manager

                                Malcom Day, CFA,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Government Income Fund seeks to maximize current income by investing primarily in intermediate term debt securities of the U.S. Government and its agencies and instrumentalities.*

  REVIEW AND OUTLOOK: The Government Income Fund's C Portfolios returned 12.4% for the fiscal year and 7.9% for the three year period versus its benchmark, the Lehman Government Bond Index, which returned 12.1% and 8.9% respectively.

  In keeping with our long-term bullish outlook for the bond market, the Fund had a higher level of interest rate sensitivity than did the Intermediate Government Index. Declining interest rates enhanced the Fund's return throughout the year.

  We invested in US government or government agency backed mortgage issues which significantly outperformed treasury securities. As interest rates declined, the mortgage investments were concentrated in those securities which were less exposed to prepayment risk.

  Solid fundamentals and the opportunity for higher returns also made investment in select international bond markets attractive. Our overseas bond holdings, while small, significantly enhanced the Fund's returns.

  The long-term trend toward disinflation in the US remains intact, fueled by conservative fiscal policies, a vigilant Federal Reserve Board, and excess global capacity, which inhibits price increases. As a result, the outlook for the bond market remains favorable.

------------

         * The government guarantee of the Fund's portfolio securities does not guarantee the value of the Fund's shares. The Fund's share price will generally fluctuate with changing interest rates or other market conditions.

--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUALIZED TOTAL RETURNS AS OF 03/31/98
                1 YEAR                          3 YEARS                SINCE INCEPTION
                 7.78%                           6.70%                      5.82%

                                             Government Income      Lehman Brothers Government
                                                   Portfolio A                      Bond Index
19-Apr-93                                            $9,525.00                      $10,000.00
30-Jun-93                                            $9,855.71                      $10,249.56
30-Sep-93                                           $10,253.46                      $10,582.10
31-Dec-93                                           $10,219.54                      $10,546.44
31-Mar-94                                            $9,998.45                      $10,228.83
30-Jun-94                                            $9,912.93                      $10,111.52
30-Sep-94                                            $9,915.35                      $10,154.40
31-Dec-94                                            $9,979.18                      $10,190.82
31-Mar-95                                           $10,374.36                      $10,670.35
30-Jun-95                                           $11,010.32                      $11,332.37
30-Sep-95                                           $11,208.25                      $11,532.20
31-Dec-95                                           $11,742.17                      $12,058.96
31-Mar-96                                           $11,381.35                      $11,785.18
30-Jun-96                                           $11,267.89                      $11,840.65
30-Sep-96                                           $11,392.78                      $12,040.75
31-Dec-96                                           $11,799.57                      $12,392.06
31-Mar-97                                           $11,691.86                      $12,291.38
30-Jun-97                                           $12,141.09                      $12,716.45
30-Sep-97                                           $12,607.07                      $13,142.35
31-Dec-97                                           $13,013.32                      $13,579.00
31-Mar-98                                           $13,229.63                      $13,783.95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUALIZED TOTAL RETURNS AS OF 03/31/98
                1 YEAR                          3 YEARS                SINCE INCEPTION
                 7.51%                           7.09%                      5.92%

                                             Government Income      Lehman Brothers Government
                                                   Portfolio B                      Bond Index
4/19/93                                             $10,000.00                      $10,000.00
6/30/93                                             $10,333.94                      $10,249.56
9/30/93                                             $10,740.07                      $10,582.10
12/31/93                                            $10,694.95                      $10,546.44
3/31/94                                             $10,433.21                      $10,228.83
6/30/94                                             $10,315.88                      $10,111.52
9/30/94                                             $10,306.86                      $10,154.40
12/31/94                                            $10,361.01                      $10,190.82
3/31/95                                             $10,749.10                      $10,670.35
6/30/95                                             $11,382.67                      $11,332.37
9/30/95                                             $11,574.95                      $11,532.20
12/31/95                                            $12,147.61                      $12,058.96
3/31/96                                             $11,759.74                      $11,785.18
6/30/96                                             $11,625.64                      $11,840.65
9/30/96                                             $11,743.46                      $12,040.75
12/31/96                                            $12,135.01                      $12,392.06
3/31/97                                             $12,020.16                      $12,291.38
6/30/97                                             $12,463.08                      $12,716.45
9/30/97                                             $12,708.43                      $13,142.35
12/31/97                                            $13,305.05                      $13,579.00
3/31/98                                             $13,323.44                      $13,783.95

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUALIZED TOTAL RETURNS AS OF 03/31/98
                1 YEAR                          3 YEARS                SINCE INCEPTION
12.43%                                                   7.89%                           6.24%
                                             Government Income      Lehman Brothers Government
                                                   Portfolio C                      Bond Index
4/19/93                                             $10,000.00                      $10,000.00
6/30/93                                             $10,331.20                      $10,249.56
9/30/93                                             $10,742.04                      $10,582.10
12/31/93                                            $10,689.58                      $10,546.44
3/31/94                                             $10,428.33                      $10,228.83
6/30/94                                             $10,312.92                      $10,111.52
9/30/94                                             $10,307.07                      $10,154.40
12/31/94                                            $10,359.79                      $10,190.82
3/31/95                                             $10,745.59                      $10,670.35
6/30/95                                             $11,386.13                      $11,332.37
9/30/95                                             $11,568.34                      $11,532.20
12/31/95                                            $12,115.81                      $12,058.96
3/31/96                                             $11,734.27                      $11,785.18
6/30/96                                             $11,598.62                      $11,840.65
9/30/96                                             $11,715.76                      $12,040.75
12/31/96                                            $12,110.42                      $12,392.06
3/31/97                                             $12,003.03                      $12,291.38
6/30/97                                             $12,439.54                      $12,716.45
9/30/97                                             $12,885.40                      $13,142.35
12/31/97                                            $13,272.84                      $13,579.00
3/31/98                                             $13,494.87                      $13,783.95

The graphs compare a $10,000 investment in the Government Income Portfolio A (front load), the Government Income Portfolio B (back- end load) and the Government Income Portfolio C (level load) with a similar investment in the Lehman Brothers Government Bond Index, on a cumulative and average annual total return basis. Portfolio B calculates its performance based upon the historical performance of its corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The effective date of Portfolio B's registration statement was on 5/31/95. Returns reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B shares (maximum 5% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Lehman Brothers Government Bond Index is an unmanaged index composed of all publicly issued, non-convertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations or corporate debt guaranteed by the U.S. government. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
GOVERNMENT INCOME FUND

                                               PRINCIPAL
                                                 AMOUNT      VALUE
---------------------------------------------------------------------
AGENCY OBLIGATIONS -- 26.9%
---------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.5%
  Pool # B00623
    9.000%, 6/01/06..........................  $   90,403  $   94,047
  Pool # 43 PG
    6.500%, 12/17/22.........................     145,000     145,544
  Pool # 2020E
    7.000%, 1/15/28..........................     550,000     565,641
                                                           ----------
                                                              805,232
                                                           ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.9%
  Pool # 363503
    9.500%, 6/01/05..........................     122,881     129,178
  Pool # 1994-27 PJ
    6.500%, 6/25/23..........................     255,000     255,556
  Pool # 1996-59 K
    6.500%, 7/25/23..........................      80,000      79,200
                                                           ----------
                                                              463,934
                                                           ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 9.6%
  5.900%, 4/01/98............................     917,000     917,000
                                                           ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.2%
  Pool # 357290
    7.000%, 7/15/08..........................     109,574     111,872
                                                           ----------
TENNESSEE VALLEY AUTHORITY -- 2.7%
  Tennessee Valley Authority - Global, Series
    A
    6.375%, 6/15/05..........................     250,000     255,467
                                                           ----------
TOTAL AGENCY OBLIGATIONS
  (Cost $2,518,592)......................................   2,553,505
                                                           ----------
---------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS -- 13.7%
---------------------------------------------------------------------
AUSTRALIA -- 8.7%
  Australian Government, Series 705
    7.500%, 7/15/05..........................     400,000     295,239
  Queensland Treasury - Global
    8.000%, 5/14/03..........................     725,000     531,899
                                                           ----------
                                                              827,138
                                                           ----------
GERMANY -- 5.0%
  German Government Unity Fund
    8.000%, 1/21/02..........................     790,000     479,808
                                                           ----------
TOTAL FOREIGN BONDS
  (Cost $1,318,359)......................................   1,306,946
                                                           ----------

                                                NUMBER OF
                                                   SHARES    VALUE
---------------------------------------------------------------------
MUTUAL FUNDS -- 10.6%
---------------------------------------------------------------------
  Blackrock 2001 Term Trust, Inc.............      59,700  $  514,913
  Blackrock Strategic Term Trust, Inc........      57,400     495,075
                                                           ----------
TOTAL MUTUAL FUNDS
  (Cost $995,232)........................................   1,009,988
                                                           ----------
                                                PRINCIPAL
                                                   AMOUNT
---------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 48.0%
---------------------------------------------------------------------
U.S. TREASURY BONDS -- 23.3%
  8.500%, 2/15/20............................  $1,710,000   2,221,666
                                                           ----------
U.S. TREASURY NOTES -- 24.7%
  6.250%, 1/31/02............................   2,305,000   2,350,017
                                                           ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,573,433)......................................   4,571,683
                                                           ----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $9,405,616)......................................   9,442,122

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%............      74,725
                                                           ----------
NET ASSETS -- 100.0%.....................................  $9,516,847
                                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

MONEY MARKET FUND
MONEY MARKET PORTFOLIO
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Claudia L. Bengston,
                               Portfolio Manager

  GOAL: The Money Market Fund seeks to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. It invests in high-quality, short-term, U.S. dollar-denominated money market instruments.*

  REVIEW AND OUTLOOK: The Money Market Portfolio of the Fund returned a 5.3% cumulative return for the period ending March 31, 1998, versus a 5.1% cumulative return for the Lipper Money Market. The current SEC 7-day yield as of March 31, 1998 was 5.2%.**

------------

         * The Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1 per share.
        ** Current annualized yield is the seven-day annualized net investment income per share as of March 31, 1998. Gains or losses are not included.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
MONEY MARKET FUND

                                                PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 5.2%
------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK DISCOUNT NOTES -- 3.6%
  5.380%, 06/16/98...........................  $ 1,000,000  $    988,642
  5.420%, 08/07/98...........................    1,525,000     1,495,612
  5.500%, 11/12/98...........................      415,000       400,734
  5.480%, 11/16/98...........................      200,000       193,028
  5.420%, 11/20/98...........................    1,000,000       964,920
  5.420%, 12/18/98...........................      520,000       499,567
                                                            ------------
                                                               4,542,503
                                                            ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 0.6%
  5.390%, 06/05/98...........................      182,000       180,229
  5.420%, 08/20/98...........................      639,000       625,435
                                                            ------------
                                                                 805,664
                                                            ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES -- 1.0%
  5.430%, 08/10/98...........................      100,000        98,024
  5.410%, 08/21/98...........................      150,000       146,799
  5.260%, 02/12/99...........................    1,000,000       953,683
                                                            ------------
                                                               1,198,506
                                                            ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $6,546,673).......................................     6,546,673
                                                            ------------

------------------------------------------------------------------------
COMMERCIAL PAPER -- 21.2%
------------------------------------------------------------------------
AETNA SERVICES, INC.
  5.540%, 04/13/98...........................    1,500,000     1,497,230
AMERICAN EXPRESS CREDIT CORP.
  5.530%, 04/09/98...........................    1,500,000     1,498,157
ASSOCIATES FIRST CAPITAL CORP.
  5.520%, 04/15/98...........................    1,500,000     1,496,780
AVNET, INC.
  5.470%, 04/08/98...........................    1,500,000     1,498,405
BELL ATLANTIC NETWORK FUNDING CORP.
  5.520%, 04/10/98...........................    1,500,000     1,497,930
CATERPILLAR FINANCIAL SERVICES CORP.
  5.350%, 07/15/98...........................    1,000,000       984,396
CHEVRON USA, INC.
  5.590%, 04/03/98...........................    1,500,000     1,499,534
DUPONT (E.I.) DE NEMOURS & CO., INC.
  5.520%, 04/03/98...........................    1,500,000     1,499,540
FLUOR CORP.
  5.530%, 04/23/98...........................    1,500,000     1,494,931
HOUSEHOLD FINANCE CORP.
  5.530%, 04/06/98...........................    1,500,000     1,498,848

                                                PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
INTERSTATE POWER CORP.
  5.550%, 04/06/98...........................  $ 1,000,000  $    999,229
MADISON GAS & ELECTRIC CO.
  5.530%, 04/13/98...........................    1,500,000     1,497,235
MINNESOTA MINING & MANUFACTURING CO.
  5.550%, 04/20/98...........................    1,590,000     1,585,343
MORGAN, J.P. & CO., INC.
  5.340%, 07/17/98...........................    1,500,000     1,476,192
NORWEST CORP.
  5.540%, 04/02/98...........................    1,500,000     1,499,769
PHH CORP.
  5.530%, 04/14/98...........................    1,000,000       998,003
PRINCIPAL MUTUAL LIFE INSURANCE CO.
  5.540%, 04/07/98...........................    1,500,000     1,498,615
WINN-DIXIE STORES, INC.
  5.470%, 04/21/98...........................    1,000,000       996,961
WISCONSIN ELECTRIC POWER CO.
  5.530%, 04/07/98...........................      900,000       899,170
WISCONSIN ELECTRIC POWER CO.
  5.530%, 04/10/98...........................      600,000       599,171
                                                            ------------
TOTAL COMMERCIAL PAPER
  (Cost $26,515,439)......................................    26,515,439
                                                            ------------

---------------------------------------------------------
REPURCHASE AGREEMENTS -- 73.6%
----------------------------------------------
  Morgan, J.P. & Co., Inc. $91,943,000 at
    5.92% (Agreement dated 03/31/98, to be
    repurchased at $91,958,120 on 04/02/98;
    collateralized by $18,565,000 FNMA Notes
    6.57%, due 09/03/02 (Value $18,845,517);
    collateralized by $30,500,000 FHLB Notes,
    5.765%, due 03/18/03 (Value $30,410,995);
    collateralized by $44,970,000 FHLB Notes,
    5.60%, due 03/26/01)
    (Cost $91,943,000).......................   91,943,000    91,943,000
                                                            ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $125,005,112).....................................   125,005,112
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)...........        (4,998)
                                                            ------------
NET ASSETS -- 100.0%......................................  $125,000,114
                                                            ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities

                           Lawrence S. Speidell, CFA,
                     Partner, Director of Global/Systematic
                       Portfolio Management and Research

                                Pedro V. Marcal,
                           Partner, Portfolio Manager

                                  Eswar Menon,
                               Portfolio Manager

                                 Jon Borchardt,
                               Portfolio Manager

                               Jessica Hilinski,
                               Portfolio Manager

                                Aaron M. Harris,
                               Portfolio Manager

                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager

                                Aylin Uckunkaya,
                               Investment Analyst

  GOAL: The Emerging Countries Fund seeks to provide long-term capital appreciation through investing in companies of developing countries around the world.

  REVIEW AND OUTLOOK: The Emerging Countries Fund delivered outstanding returns during the fiscal year, based on the strength of our superior stock selection and avoidance of stocks affected by the Asian economic crisis. The Fund's C Portfolio returned 7.5% in the period, outperforming its benchmark, the MSCI Emerging Markets Free Index, which dropped 13.4%.

  Using our bottom-up stock selection process of investing company-by-company, we were able to avoid much of the negative impact of the economic crisis in Southeast Asia. We eliminated most of our holdings in this region on the basis of their deteriorating fundamentals, prior to the beginning of the crisis.

  The Fund was invested in several solid companies in Hong Kong and China, including Peak International, a Hong Kong-based precision-packaging materials producer with manufacturing facilities in China. The company is a leading low-cost provider of protective packages used for shipping integrated circuits. The Fund drew its strength throughout the year from the stocks of companies in more economically prosperous areas, such as Latin America, South Africa, Israel and Eastern Europe.

  In Mexico, entertainment firm Corporacion Interamericana de Entretenimiento
(CIE), was a strong performer, benefiting from a consumer-led economic recovery. Toward the end of the year, we reduced our weighting in Mexico and invested more heavily in Brazil, where many companies benefited from trends towards restructuring and infrastructure rebuilding.

  In South Africa, where companies have been freed from restrictions on international investment, companies such as computer consultant Dimension Data, performed very well for the Fund.

  In Israel, we have invested in the stocks of start-up technology companies, leveraging off a tax-exempt status.

  Eastern European stocks also performed well in a environment of falling interest rates and the benefits of the impending EMU. Gedeon Richter, a Hungarian pharmaceutical company, and Banco Portugues de Investimento (BPI), a Portuguese bank, were both strong performers during the year.

  We continue to have a positive outlook for the Fund based on our bottom-up method of stock selection and plentiful investment opportunities.

                            REPRESENTATIVE HOLDINGS

                         BPI BCO Port Invest, Portugal
                        Corp Inter Entertainment, Mexico
                            Gedeon Richter, Hungary
                             Grupo Televisa, Mexico
                           Magyar Tavkozlesi, Hungary
                       Mol Magyar Olaj ES Gazip, Hungary
                           Portugal Telecom, Portugal
                                Telebras, Brasil
                          Telec Do Rio Janeiro, Brazil

--------------------------------------------------------------------------------

EMERGING COUNTRIES PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         EMERGING COUNTRIES PORTFOLIO A     MSCI EMF INDEX
11/28/94                                                      $ 9,475.00         $ 10,000.00
12/31/94                                                      $ 9,052.00          $ 8,721.60
3/31/95                                                       $ 8,331.78          $ 7,639.95
6/30/95                                                       $ 9,582.68          $ 8,432.90
9/30/95                                                      $ 10,166.44          $ 8,378.76
12/31/95                                                      $ 9,625.48          $ 8,265.82
3/31/96                                                      $ 10,700.91          $ 8,780.71
6/30/96                                                      $ 11,783.97          $ 9,147.21
9/30/96                                                      $ 12,020.41          $ 8,816.67
12/31/96                                                     $ 12,274.33          $ 8,764.70
3/31/97                                                      $ 13,353.47          $ 9,506.39
6/30/97                                                       $15,340.97          $10,319.96
9/30/97                                                       $15,876.66           $9,394.68
12/31/97                                                      $13,434.30           $8,328.68
3/31/98                                                       $14,430.05           $8,844.52
Annualized Total Returns As of 03/31/98
1 Year                                                           3 Years     Since Inception
2.39%                                                             17.95%              11.62%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         EMERGING COUNTRIES PORTFOLIO B     MSCI EMF INDEX
11/28/94                                                      $10,000.00          $10,000.00
12/31/94                                                       $8,677.62           $8,721.60
3/31/95                                                        $9,092.33           $7,639.95
6/30/95                                                       $10,524.26           $8,432.90
9/30/95                                                        $9,937.40           $8,378.76
12/31/95                                                      $10,782.47           $8,265.82
3/31/96                                                       $11,666.67           $8,780.71
6/30/96                                                       $11,588.42           $9,147.21
9/30/96                                                       $11,948.36           $8,816.67
12/31/96                                                      $12,525.64           $8,764.70
3/31/97                                                       $13,603.53           $9,506.39
6/30/97                                                       $15,601.97          $10,319.96
9/30/97                                                       $15,836.99           $9,394.68
12/31/97                                                      $13,625.50           $8,328.68
3/31/98                                                       $14,320.06           $8,844.52
Annualized Total Returns As of 03/31/98
1 Year                                                           3 Years     Since Inception
2.47%                                                             18.54%              11.36%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         EMERGING COUNTRIES PORTFOLIO C     MSCI EMF INDEX
11/28/94                                                      $10,000.00          $10,000.00
12/31/94                                                       $9,467.90           $8,721.60
3/31/95                                                        $8,619.55           $7,639.95
6/30/95                                                        $9,876.07           $8,432.90
9/30/95                                                       $10,460.31           $8,378.76
12/31/95                                                       $9,900.08           $8,265.82
3/31/96                                                       $10,972.52           $8,780.71
6/30/96                                                       $12,068.97           $9,147.21
9/30/96                                                       $12,293.06           $8,816.67
12/31/96                                                      $12,531.94           $8,764.70
3/31/97                                                       $13,599.87           $9,506.39
6/30/97                                                       $15,606.27          $10,319.96
9/30/97                                                       $16,140.24           $9,394.68
12/31/97                                                      $13,634.30           $8,328.68
3/31/98                                                       $14,615.62           $8,844.52
Annualized Total Returns As of 03/31/98
1 Year                                                           3 Years     Since Inception
7.47%                                                             19.25%              12.04%

The graphs compare a $10,000 investment in the Emerging Countries Portfolio A (front load), the Emerging Countries Portfolio B (back-end load) and the Emerging Countries Portfolio C (level load) with a similar investment in the MSCI Emerging Markets Free Index ("EMF"), on a cumulative and average annual total return basis. Portfolio B calculates its performance based upon the historical performance of its corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The effective date of Portfolio B's registration statement was on 5/31/95. Performance returns within are calculated on a total return basis and reflect all fees and expenses of the Portfolio with reinvestment of dividends and capital gains, if any. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B (maximum 5.00% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. The Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Index returns reflect the reinvestment of dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the Fund's Share price is expected to be more volatile than that of a U.S. only fund. These risks are generally intensified for investments in emerging markets.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
--------------------------------------------------------------------------
ARGENTINA -- 2.1%
  Banco de Galicia Y Buenos Aires S.A. de
    C.V. -- ADR..............................       96,200   $   2,356,900
  Disco S.A. -- ADR*.........................       21,900         881,475
  Telefonica de Argentina S.A. -- ADR........       71,200       2,710,050
                                                             -------------
                                                                 5,948,425
                                                             -------------
BERMUDA -- 0.2%
  First South Africa Corp., Ltd.*............       62,500         472,656
                                                             -------------
BRAZIL -- 18.5%
  Banco do Estado de Sao Paulo S.A. --
    Preferred................................   55,315,000       3,682,640
  Banco Itau S.A. -- Preferred...............    6,450,000       4,129,690
  Companhia Energetica de Minas Gerais PN....   84,666,900       4,117,743
  Companhia Paranaense de Energia-Copel......  267,176,000       3,846,507
  Companhia Paulista de Forca de Luz.........   16,414,700       2,223,177
  Companhia Vale do Rio Doce.................       47,000       1,120,179
  Makro Atacadista S.A. -- GDR*..............       31,800         405,450
  Petroleo Brasileiro S.A....................   11,040,000       2,621,521
  Telecomunicacoes Brasileiras S.A. -- ADR...       85,500      11,098,969
  Telecomunicacoes de Sao Paulo S.A. --
    Preferred................................   33,911,088      10,885,667
  Telecomunicacoes do Rio de Janeiro S.A. --
    Preferred................................   37,370,000       5,274,953
  Uniao de Bancos Brasileiros S.A. -- GDR....       70,800       2,566,500
                                                             -------------
                                                                51,972,996
                                                             -------------
CANADA -- 0.1%
  Sedna Geotech, Inc. -- Secondary*..........      118,890         100,328
                                                             -------------
CHILE -- 2.4%
  Compania Cervecerias Unidos S.A. -- ADR....       94,900       2,870,725
  Linea Aerea Nacional Chile S.A. -- ADR*....      179,000       2,461,250
  Vina Concha y Toro S.A. -- ADR.............       44,500       1,457,375
                                                             -------------
                                                                 6,789,350
                                                             -------------
CROATIA -- 1.1%
  Pliva d.d. -- GDR..........................      156,500       2,934,375
                                                             -------------
CZECH REPUBLIC -- 1.0%
  SPT Telecom AS*............................       22,200       2,873,808
                                                             -------------
EGYPT -- 0.9%
  Arabian International Construction Co.*....       29,500       1,238,502
  Egypt Gas..................................       13,500       1,352,881
                                                             -------------
                                                                 2,591,383
                                                             -------------
GREECE -- 1.6%
  Hellenic Bottling Co. S.A..................      158,140       4,549,787
                                                             -------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------
HONG KONG -- 6.8%
  Cheung Kong Holdings, Ltd..................      181,000   $   1,284,838
  China Merchants Holdings International Co.,
    Ltd......................................    1,361,000       1,264,729
  China Resources Beijing Land...............      978,000         523,834
  China Telecom, Ltd.*.......................    1,462,000       2,962,471
  Chongqing Changan Automobile Co., Ltd......      263,900          92,303
  HSBC Holdings PLC..........................      110,000       3,364,713
  Hutchison Whampoa, Ltd.....................      212,000       1,491,212
  Peak International, Ltd.*..................      115,800       2,938,425
  Shanghai Industrial Holdings, Ltd..........      352,000       1,440,154
  Shenzhen Fangda Co., Ltd...................    1,137,000       1,238,540
  Sun Hung Kai Properties, Ltd...............      166,000       1,130,154
  Yanzhou Coal Mining Co., Ltd.*.............    4,904,000       1,544,356
                                                             -------------
                                                                19,275,729
                                                             -------------
HUNGARY -- 8.6%
  Gedeon Richter -- GDR*.....................        7,000         736,596
  Magyar Tavkozlesi Rt.......................      143,900         887,153
  Magyar Tavkozlesi Rt. -- ADR...............      187,500       5,835,938
  Mol Magyar Olaj-Es Gazipari Rt.............      197,200       6,046,396
  OTP Bank Rt................................       62,840       3,196,523
  Pick Szeged Rt. -- GDR*....................       90,800       1,128,644
  Richter Gedeon Rt..........................       61,191       6,439,010
                                                             -------------
                                                                24,270,260
                                                             -------------
INDIA -- 5.3%
  Bharat Heavy Electricals Ltd...............       45,000         410,320
  BSES Ltd. -- GDR...........................       26,000         461,500
  BSES Ltd. -- GDR...........................       30,000         532,500
  Hindalco Industries, Ltd. -- ADR...........       13,400         234,500
  Hindalco Industries, Ltd. -- GDR...........       26,600         465,500
  Housing Development Finance Corp., Ltd.....        9,300         748,827
  Infosys Technologies, Ltd..................       57,000       2,638,757
  ITLC, Ltd..................................       33,000         596,788
  ITC Limited................................       24,400         601,460
  Mahanagar Telephone Nigam, Ltd. -- GDR*....       55,000         944,625
  Mahindra & Mahindra, Ltd. -- ADR...........       12,500         104,688
  Mahindra & Mahindra, Ltd. -- GDR...........       64,000         536,000
  NIIT, Ltd..................................      128,000       2,645,501
  Oriental Bank of Commerce, Ltd.............      418,000         693,996
  Punjab Tractors, Ltd.......................       25,000         430,425
  State Bank of India, Ltd...................      125,000         892,826
  State Bank of India -- ADR.................       63,600       1,136,532
  State Bank of India -- GDR.................       50,000         893,500
                                                             -------------
                                                                14,968,245
                                                             -------------
ISRAEL -- 6.3%
  Agan Chemical Manufacturers, Ltd...........       22,245         786,108
  Bank Hapolin, Ltd..........................      540,600       1,479,702
  Bank Leumi Le-Israel.......................    2,114,500       3,997,386
  Elbit Systems, Ltd.........................       15,200         191,899
  Formula Systems (1985), Ltd.*..............      111,406       4,558,557
  Koor Industries, Ltd.......................       10,900       1,355,582

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
ISRAEL (CONTINUED)

  Makhteshim Chemical Works, Ltd.*...........       81,100   $     695,666
  New Dimension Software, Ltd.*..............       86,600       1,932,263
  NICE-Systems, Ltd. -- ADR*.................       61,500       2,829,000
                                                             -------------
                                                                17,826,163
                                                             -------------
KOREA -- 1.2%
  Daewoo Heavy Industries....................      507,800       2,603,240
  LG Information & Communication, Ltd........       25,000         868,257
                                                             -------------
                                                                 3,471,497
                                                             -------------
LUXEMBOURG -- 0.1%
  First NIS Regional Fund....................       15,000         285,000
                                                             -------------
MEXICO -- 10.5%
  Cifra S.A. de C.V. -- C....................    2,189,699       3,917,799
  Consorcio Hogar S.A. de C.V. -- B*.........      908,200       1,908,566
  Corporacion Geo S.A. de C.V. -- B*.........      331,697       2,161,260
  Corporacion Interamericana de
    Entretenimiento S.A.*....................    1,041,500       8,094,496
  Grupo Televisa, S.A. -- GDR*...............      156,300       5,724,487
  Grupo Tribasa, S.A. de C.V. -- ADR*........      243,700       1,507,894
  Kimberly-Clark de Mexico, S.A. de C.V......      731,000       3,776,092
  Panamerican Berverages, Inc................       64,400       2,584,050
                                                             -------------
                                                                29,674,644
                                                             -------------
PAKISTAN -- 0.5%
  Hub Power Co...............................      635,000         675,973
  Pakistan State Oil Co., Ltd................       65,964         383,970
  SUI Northern Gas Pipelines.................      535,612         283,873
                                                             -------------
                                                                 1,343,816
                                                             -------------
PERU -- 1.4%
  Cementos Lima S.A..........................       54,400       1,065,364
  Cerveceria Backus & Johnston S.A...........    2,207,104       1,626,783
  Enrique Ferreyros S.A......................    1,201,198       1,304,520
                                                             -------------
                                                                 3,996,667
                                                             -------------
PHILIPPINES -- 1.1%
  Jollibee Foods Corporation.................    1,570,100         735,358
  Music Corporation..........................    6,005,200       2,337,184
                                                             -------------
                                                                 3,072,542
                                                             -------------
POLAND -- 1.6%
  Bank Handlowy W. Warszawie*................       80,600       1,295,505
  Bank Przemyslowo-Handlowy S.A..............       16,200       1,290,205
  Exbud S.A. -- GDR*.........................      165,600       1,929,240
                                                             -------------
                                                                 4,514,950
                                                             -------------
PORTUGAL -- 7.0%
  BPI-SGPS, S.A..............................      204,100       7,850,853
  Jeronimo Martins, SGPS, S.A................       74,200       3,052,008
  Ibersol SGPS S.A.*.........................       16,400       1,385,505
  Portugal Telecom S.A.......................       92,475       4,810,043
                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

PORTUGAL (CONTINUED)

  Telecel-Comunicacaoes Pessoais S.A.*.......       17,600   $   2,732,149
                                                             -------------
                                                                19,830,558
                                                             -------------
RUSSIA -- 3.1%
  Gazprom -- ADR.............................      136,200       2,887,440
  Kubanelectrosvyaz*.........................       43,700         655,500
  Kuzbassenergo*.............................      932,000         400,760
  Lukoil Holding -- ADR......................       40,900       2,875,025
  Unified Energy Systems -- ADR*.............       54,500       1,784,875
                                                             -------------
                                                                 8,603,600
                                                             -------------
SINGAPORE -- 1.2%
  Datacraft Asia, Ltd........................      473,100       1,532,844
  Elec & Eltek International Co., Ltd........      196,700       1,170,365
  Venture Manufacturing, Ltd.*...............      168,000         624,168
                                                             -------------
                                                                 3,327,377
                                                             -------------
SOUTH AFRICA -- 6.1%
  ABSA Group, Ltd............................      471,300       4,279,129
  Barlow, Ltd................................      294,700       2,397,899
  Dimesion Data Holdings, Ltd................      476,778       3,051,496
  First SA Food Holdings, Ltd.*..............      505,200         511,329
  Investec Group, Ltd........................       54,500       2,768,875
  Pick' n Pay Stores, Ltd....................      789,533       1,324,018
  South African Breweries, Ltd...............       93,364       2,768,196
                                                             -------------
                                                                17,100,942
                                                             -------------
SRI LANKA -- 0.5%
  Ceylon Brewery Ltd.........................      125,700         140,946
  John Keells Holdings ltd...................      297,500       1,346,247
                                                             -------------
                                                                 1,487,193
                                                             -------------
TAIWAN -- 0.1%
  Compal Electronics Inc.....................       98,800         395,307
                                                             -------------
TURKEY -- 3.0%
  Adana Cimento Sanayii T.A.S................    1,352,000          89,003
  Akbank T.A.S...............................   31,471,043       2,298,359
  Alcatel Teletas Telekomunikasyon Endustri
    ve Ticaret A.S...........................    9,896,000       1,078,981
  Enka Holding Yatirim A.S...................    2,334,000       1,248,397
  Migros Turk T.A.S..........................    1,624,000       1,436,590
  Tofas Turk Otomobil Fabrikasi A.S..........   19,430,000         939,332
  Turkiye Garanti Bankasi A.S................   31,350,000       1,238,275
                                                             -------------
                                                                 8,328,937
                                                             -------------
UNITED STATES OF AMERICA -- 1.7%
  Central Asia Investment Co.*...............       48,567         437,103
  Forsoft Ltd.*..............................      104,700       2,015,475
  Global Telesystems Group, Inc.*............       25,500       1,192,125
  Harken Energy Corp.*.......................      192,200       1,237,287
                                                             -------------
                                                                 4,881,990
                                                             -------------
VENEZUELA -- 1.0%
  F.V.I. Fondo de Valores Inmobiliarios
    S.A.C.A. -- ADR*.........................       85,180         883,742

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                                 NUMBER
                                                OF SHARES        VALUE
--------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
VENEZUELA (CONTINUED)

  Corporacion Venezolana de Cementos S.A.C.A.
    I........................................       80,000   $     121,955
  Corporacion Venezolana de Cementos S.A.C.A.
    II.......................................    1,107,633       1,688,515
                                                             -------------
                                                                 2,694,212
                                                             -------------
TOTAL COMMON STOCKS
  (Cost $231,823,680).....................................     267,582,737
                                                             -------------
--------------------------------------------------------------------------
EQUITY SWAPS -- (0.1)%
--------------------------------------------------------------------------
COLOMBIA -- (0.1)%
  Bavaria S.A. -- Equity Swap
    (Cost $0)................................    2,306,226        (381,025)
                                                             -------------

                                                PRINCIPAL
                                                 AMOUNT
--------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.4%
--------------------------------------------------------------------------
  Associates First Capital Corp.
    6.050%, 04/01/98.........................  $ 6,346,000       6,346,000
  Merrill Lynch & Co.
    6.050%, 04/01/98.........................      562,000         562,000
                                                             -------------
TOTAL COMMERCIAL PAPER
  (Cost $6,908,000).......................................       6,908,000
                                                             -------------
                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.0%
--------------------------------------------------------------------------
  J.P. Morgan & Co., Inc. $2,798,000 at 5.92%
    (Agreement dated 03/31/98; to be
    repurchased at $2,798,460 on on 04/01/98
    collateralized by $2,870,000 FNMA Notes,
    5.97% due 04/05/01 (Value $2,938,242)
    (Cost $2,798,000)........................  $ 2,798,000   $   2,798,000
                                                             -------------
--------------------------------------------------------------------------
RIGHTS/WARRANTS -- 0.0%
--------------------------------------------------------------------------
BRAZIL -- 0.0%
  Companhia Paulista de Forca de Luz --
    Rights
    (Cost $0)................................       44,171           2,195
                                                             -------------
TOTAL INVESTMENTS -- 98.3%
  (Cost $241,529,680).....................................     276,909,907

OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%.............       4,802,947
                                                             -------------
NET ASSETS -- 100.0%......................................   $ 281,712,854
                                                             -------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM
                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities

                           Lawrence S. Speidell, CFA,
                     Partner, Director of Global/Systematic
                       Portfolio Management and Research

                               Loretta J. Morris,
                           Partner, Portfolio Manager

                                 Alex Muromcew,
                               Portfolio Manager

                               Melisa Grigolite,
                               Portfolio Manager

                                 Pedro Marcal,
                           Partner, Portfolio Manager

                                  Eswar Menon,
                               Portfolio Manager

                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager

                                 John Tribolet,
                               Portfolio Manager

  GOAL: The International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investment in a portfolio of equity securities primarily of small non-U.S. companies.

  REVIEW AND OUTLOOK: The Nicholas-Applegate International Small Cap Growth Fund outperformed its benchmark for the year with its strength largely attributable to outstanding selection of European stocks. The Fund's C Portfolio returned 35.6% for the period while its benchmark, the Salomon EPAC/ EMI, returned 7.8%.

  Throughout the year, the Fund benefited from our avoidance of stocks affected by the economic crisis in Southeast Asia in October.

  In Europe, positive evidence of the coming EMU (European Monetary Union) may be seen in falling interest rates, a shift toward equity investing and corporate restructuring, especially in the banking and finance sectors. As beneficiaries of these trends, Italian banks Banco Di Roma and Credito Italiano, performed very well for the Fund throughout the year. Trends toward consolidation and deregulation in European telecommunications companies led us to invest in Colt Telecom, a telecommunications company in the United Kingdom that has expanded across Europe into Spain and Switzerland. Irish telephone companies ESAT and Global Telesystems are other holdings in the Fund that are benefiting from these trends.

  Ireland's, low inflation and falling interest rate environment, combined with expectations of inclusion in the first round of EMU, contributed to many excellent stock opportunities there.

  In Japan, while the government has done little in the way of economic reform to lead us to increase our relative underweight position there, our bottom-up method has led us to invest in several Japanese technology companies that were relatively unaffected by the Asian economic crisis. For example, Ibiden, a producer of next generation plastic packaging for Intel microprocessors, continued to be strong competitor in an environment of increasing globalization.

  In Singapore, the Fund did well with the stocks of several technology Funds. Natsteel Electronics, benefited from trends towards outsourcing. The company makes printed circuit boards and provides outsourced contract manufacturing.

  Our outlook for the Fund remains positive as we continue to find lucrative stock opportunities in developed countries around the world.

                            REPRESENTATIVE HOLDINGS

                                    Aixtron
                                 Banco Di Roma
                             Benckiser NVB SHS NLG
                                 Cap Gemini NV
                             Colt Telecom Group PLC
                            Global Telesystems Group
                                Misys Ord GBP.05
                            Ortivus AB B Shares Comm
                                   Porsche AG
                                   Telepizza

--------------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             INTERNATIONAL SMALL       SALOMON
                            CAP GROWTH PORTFOLIO A     EPAC EMI
06-07-90                                  $9,475.00    $10,000.00
06-30-90                                  $9,603.62    $10,135.00
09-30-90                                  $7,481.77     $7,880.19
12-31-90                                  $7,793.29     $8,303.82
03-31-91                                  $8,461.75     $9,051.40
06-30-91                                  $8,017.65     $8,511.83
09-30-91                                  $8,653.45     $9,033.08
12-31-91                                  $8,664.16     $8,857.15
03-31-92                                  $7,867.33     $7,967.30
06-30-92                                  $8,194.00     $8,329.44
09-30-92                                  $7,872.99     $7,906.76
12-31-92                                  $7,551.02     $7,941.40
03-31-93                                  $8,323.98     $8,594.15
06-30-93                                  $9,397.92     $9,479.41
09-30-93                                  $9,813.75    $10,092.36
12-31-93                                  $9,465.10     $9,764.47
03-31-94                                 $10,170.77    $10,693.45
06-30-94                                 $10,557.20    $11,128.80
09-30-94                                 $10,666.80    $11,018.18
12-31-94                                 $10,299.72    $10,685.83
03-31-95                                 $10,046.59    $10,605.69
06-30-95                                 $10,194.98    $10,573.78
09-30-95                                 $10,884.53    $10,994.72
12-31-95                                 $10,867.27    $11,197.92
03-31-96                                 $11,599.40    $11,834.25
06-30-96                                 $12,322.71    $12,376.53
09-30-96                                 $12,172.75    $12,059.30
12-31-96                                 $12,784.04    $11,922.57
03-31-97                                 $13,301.04    $11,686.63
06-30-97                                 $15,048.37    $12,529.00
09-30-97                                 $16,046.84    $11,886.80
12-31-97                                 $14,504.13    $10,697.60
03-31-98                                 $18,130.16    $12,592.69
Annualized Total Returns
As of 03/31/98
                                             1 Year       5 Years   Since Inception
                                             29.15%        15.59%             7.91%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             INTERNATIONAL SMALL       SALOMON
                            CAP GROWTH PORTFOLIO B     EPAC EMI
6/7/90                                   $10,000.00    $10,000.00
6/30/90                                  $10,130.33    $10,135.00
9/30/90                                   $7,878.13     $7,880.19
12/31/90                                  $8,192.95     $8,303.82
3/31/91                                   $8,881.61     $9,051.40
6/30/91                                   $8,401.54     $8,511.83
9/30/91                                   $9,053.42     $9,033.08
12/31/91                                  $9,049.90     $8,857.15
3/31/92                                   $8,203.81     $7,967.30
6/30/92                                   $8,530.75     $8,329.44
9/30/92                                   $8,183.05     $7,906.76
12/31/92                                  $7,835.48     $7,491.40
3/31/93                                   $8,623.96     $8,594.15
6/30/93                                   $9,721.39     $9,479.41
9/30/93                                  $10,135.28    $10,092.36
12/31/93                                  $9,759.10     $9,764.47
3/31/94                                  $10,470.04    $10,693.45
6/30/94                                  $10,850.41    $11,128.80
9/30/94                                  $10,949.57    $11,018.18
12/31/94                                 $10,473.85    $10,685.83
3/31/95                                  $10,200.62    $10,605.69
6/30/95                                  $10,325.90    $10,573.78
9/30/95                                  $11,012.62    $10,994.72
12/31/95                                 $10,970.75    $11,197.92
3/31/96                                  $11,690.96    $11,834.25
6/30/96                                  $12,394.43    $12,376.53
9/30/96                                  $12,226.94    $12,059.30
12/31/96                                 $12,824.04    $11,922.57
3/31/97                                  $13,323.17    $11,686.63
6/30/97                                  $15,067.18    $12,529.00
9/30/97                                  $16,048.18    $11,886.80
12/31/97                                 $14,477.93    $10,697.60
3/31/98                                  $18,083.95    $12,592.89
Annualized Total Returns
As of 03/31/98
                                             1 Year       5 Years   Since Inception
                                             30.73%        15.74%             7.88%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             INTERNATIONAL SMALL         SALOMON
                            CAP GROWTH PORTFOLIO C       EPAC EMI
6/7/90                                   $10,000.00        $10,000.00
6/30/90                                  $10,130.33        $10,135.00
9/30/90                                   $7,878.13         $7,880.19
12/31/90                                  $8,192.95         $8,303.82
3/31/91                                   $8,881.61         $9,051.40
6/30/91                                   $8,401.54         $8,511.83
9/30/91                                   $9,053.42         $9,033.08
12/31/91                                  $9,049.90         $8,857.15
3/31/92                                   $8,203.81         $7,967.30
6/30/92                                   $8,530.75         $8,329.44
9/30/92                                   $8,183.05         $7,906.76
12/31/92                                  $7,835.48         $7,941.40
3/31/93                                   $8,623.96         $8,594.15
6/30/93                                   $9,721.39         $9,479.41
9/30/93                                  $10,135.28        $10,092.36
12/31/93                                  $9,759.10         $9,764.47
3/31/94                                  $10,470.04        $10,693.45
6/30/94                                  $10,850.41        $11,128.80
9/30/94                                  $11,032.00        $11,018.18
12/31/94                                 $10,615.09        $10,685.83
3/31/95                                  $10,157.46        $10,605.69
6/30/95                                  $10,336.92        $10,573.78
9/30/95                                  $11,027.85        $10,994.72
12/31/95                                 $10,993.78        $11,197.92
3/31/96                                  $11,711.74        $11,834.25
6/30/96                                  $12,420.73        $12,376.53
9/30/96                                  $12,259.19        $12,059.30
12/31/96                                 $12,853.30        $11,922.57
3/31/97                                  $13,349.57        $11,686.63
6/30/97                                  $15,082.18        $12,529.00
9/30/97                                  $16,060.73        $11,886.80
12/31/97                                 $14,490.35        $10,697.60
3/31/98                                  $18,105.61        $12,592.89
Annualized Total Returns
As of 03/31/98
1 Year                                      5 Years   Since Inception
35.63%                                       15.99%             7.89%

The graphs compare a $10,000 investment in the International Small Cap Growth Portfolio A (front load), the International Small Cap Growth Portfolio B (back-end load) and the International Small Cap Growth Portfolio C (level load) with a similar investment in the Salomon EPAC EMI Index, on a cumulative and average annual total return basis. Returns reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B shares (maximum 5.00% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

Performance results reflect the total returns of a predecessor limited partnership managed by Nicholas-Applegate Capital Management prior to the effective date of the Portfolio's registration statement on 8/31/94, 5/31/95 and 8/31/94, respectively. Limited partnership returns are restated to reflect all fees and expenses applicable to each Portfolio. If the limited partnership had been registered as an investment company under federal securities laws, its performance might have been adversely affected because of the additional restrictions applicable to registered investment companies.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index. It is a top-down, float capitalization-weighted index that includes shares of about 2,821 companies in 22 countries excluding Canada and the United States. Companies within the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issues that are legally and practically available to outside investors are included in the Index. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the Fund's Share price is expected to be more volatile than that of a U.S. only fund.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
---------------------------------------------------------------------------------
ARGENTINA -- 0.3%
  Disco S.A. -- ADR*.........................            6,900      $     277,725
                                                                    -------------
BELGIUM -- 0.8%
  Barco N.V..................................            2,465            637,107
                                                                    -------------
BRAZIL -- 0.9%
  Petroleo Brasileiro S.A. -- Preferred......        1,500,000            356,185
  Telecomunicacoes de Sao Paulo S.A. --
    Preferred................................        1,151,000            369,478
                                                                    -------------
                                                                          725,663
                                                                    -------------
CANADA -- 4.0%
  ATI Technologies, Inc.*....................           19,900            811,599
  JDS Fitel Inc.*............................           14,000            765,401
  Newcourt Credit Group, Inc.................           15,300            763,854
  Yogen Fruz World Wide Inc.*................          136,290            967,935
                                                                    -------------
                                                                        3,308,789
                                                                    -------------
FINLAND -- 1.7%
  Huhtamaki..................................            6,700            364,098
  Raisio Group PLC...........................            7,300          1,048,339
                                                                    -------------
                                                                        1,412,437
                                                                    -------------
FRANCE -- 6.7%
  Altran Technologies S.A....................            6,000            760,206
  Bouygues S.A...............................            4,000            697,259
  Cap Gemini Sogeti S.A......................            5,200            611,005
  Coflexip S.A. -- ADR.......................           15,000            926,250
  Dassault Systemes S.A......................           14,600            587,941
  Genset S.A. -- ADR*........................           32,900            954,100
  Synthelabo S.A.............................            4,800            666,270
  TRANSGENE S.A. -- ADR*.....................           24,900            378,169
                                                                    -------------
                                                                        5,581,200
                                                                    -------------
GERMANY -- 8.4%
  Adidas AG..................................            6,000          1,067,408
  Aixtron AG*................................            4,900          1,258,557
  Kiekert AG.................................           16,000            668,347
  Pfeiffer Vacuum Technology AG -- ADR.......           14,000            874,125
  Porsche AG.................................              950          2,121,568
  Wella Aktiengesellschaft AG -- Preferred...            1,100            942,769
                                                                    -------------
                                                                        6,932,774
                                                                    -------------
HONG KONG -- 1.9%
  Peak International Ltd.*...................           21,900            555,712
  Novel Denim Holdings Ltd.*.................           14,200            388,725
  Smartone Telecommunications................          224,000            634,585
                                                                    -------------
                                                                        1,579,022
                                                                    -------------
HUNGARY -- 1.4%
  Gedeon Richter -- GDR*.....................            3,800            399,866
  Gedeon Richter Rt.*........................            1,800            189,410
  OTP Bank Rt................................           11,600            590,065
                                                                    -------------
                                                                        1,179,341
                                                                    -------------

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
INDIA -- 0.4%
  Infosys Technologies Ltd...................            8,000      $     370,352
                                                                    -------------
IRELAND -- 2.1%
  Bank of Ireland............................                1                  9
  Esat Telecom Group PLC -- ADR*.............           36,200          1,013,600
  Ryanair Holdings PLC -- ADR*...............           20,700            765,900
                                                                    -------------
                                                                        1,779,509
                                                                    -------------
ISRAEL -- 1.0%
  Formula Systems Ltd.*......................            7,600            310,980
  NICE-Systems Ltd. -- ADR*..................           11,300            519,800
                                                                    -------------
                                                                          830,780
                                                                    -------------
ITALY -- 5.1%
  Banca di Roma SpA*.........................          790,000          1,332,651
  Credito Italiano SpA.......................          200,000            988,002
  Italgas SpA................................          195,000            980,953
  La Rinascente SpA..........................           87,000            930,675
                                                                    -------------
                                                                        4,232,281
                                                                    -------------
JAPAN -- 7.2%
  Argotechnos 21Corp.........................            7,000            110,235
  Circle K Japan Co., Ltd....................              900             37,120
  Cresco Ltd.................................           15,400            209,027
  Fuji Soft ABC, Inc.........................           15,200            496,974
  Ibiden Co., Ltd............................           40,000            518,931
  Keyence Corp...............................            2,800            386,349
  Kinden Corp................................           24,000            311,359
  Matsumotokiyoshi Co........................           15,000            528,680
  Meitec Corp................................           22,000            687,958
  Mimasu Semiconductor Industry Co...........           21,100            294,306
  Nichiei Co., Ltd...........................            5,390            476,952
  Orix Corp..................................            6,200            421,234
  Rohm Co., Ltd..............................            3,000            274,463
  Sony Chemicals Corp........................           26,000            438,692
  Tokyo Seimitsu Co., Ltd....................           18,000            456,239
  Tsudakoma Corp.............................          121,000            282,195
                                                                    -------------
                                                                        5,930,714
                                                                    -------------
MEXICO -- 1.4%
  Cifra S.A. de C.V. -- C....................          281,800            504,195
  Corporacion Interamericana de
    Entretenimiento S.A.*....................           88,900            690,927
                                                                    -------------
                                                                        1,195,122
                                                                    -------------
NETHERLANDS -- 9.3%
  Baan Co., N.V..............................           15,000            717,376
  Benckiser N.V. -- B*.......................           21,500          1,187,065
  Benckiser N.V. -- B*.......................            2,800            154,000
  Cap Gemini N.V.............................           24,000          1,473,607
  CMG PLC....................................            2,600            116,613
  Fugro N.V..................................           25,000            983,364
  Internatio-Muller N.V......................           32,250          1,147,874
  Nutreco Holding NV.........................           32,400          1,072,395
  Smit International N.V.....................           28,000            870,349
                                                                    -------------
                                                                        7,722,643
                                                                    -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------

NORWAY -- 4.3%
  ContextVision AB*..........................           20,000      $     354,143
  Merkantildata ASA..........................           25,000          1,242,781
  Petroleum Geo-Services ASA*................            4,100            239,309
  Petroleum Geo-Services ASA -- ADR*.........           11,300            670,937
  Tomra Systems ASA..........................           38,900          1,030,662
                                                                    -------------
                                                                        3,537,832
                                                                    -------------
PAKISTAN -- 0.3%
  Hub Power Co...............................          254,000            270,389
                                                                    -------------
PORTUGAL -- 3.7%
  BPI -- SGPS, S.A...........................           19,400            746,235
  Ibersol SGPS S.A.*.........................            8,800            743,442
  Jeronimo Martins, SGPS, S.A................           20,100            826,757
  Telecel-Comunicacaoes Pessoais S.A.*.......            5,000            776,179
                                                                    -------------
                                                                        3,092,613
                                                                    -------------
SINGAPORE -- 2.2%
  Creative Technology Ltd.*..................           17,000            382,500
  Datacraft Asia Ltd.........................          161,000            521,640
  Natsteel Electronics Ltd.*.................          192,000            373,312
  Singapore Technologies Engineering Ltd.*...          656,372            581,202
                                                                    -------------
                                                                        1,858,654
                                                                    -------------
SOUTH AFRICA -- 0.7%
  Dimension Data Holdings Ltd................           88,125            564,022
                                                                    -------------
SPAIN -- 5.1%
  Fomento de Construcciones y Contratas
    S.A......................................           18,800            993,820
  Grupo Acciona S.A..........................            4,500            905,673
  Tele Pizza, S.A.*..........................           15,600          2,300,103
                                                                    -------------
                                                                        4,199,596
                                                                    -------------
SWEDEN -- 2.2%
  Ortivus AB*................................           36,000          1,247,393
  Spectra Physics AB-A.......................           27,300            546,391
                                                                    -------------
                                                                        1,793,784
                                                                    -------------
SWITZERLAND -- 4.4%
  Disetronic Holding AG......................              300            871,773
  Kuoni Reisen Holdings AG...................              200          1,003,621
  Logitech International S.A.*...............            5,000            783,874
  Mettler-Toledo International Inc.*.........           46,000          1,020,625
                                                                    -------------
                                                                        3,679,893
                                                                    -------------
TURKEY -- 0.3%
  Tofas Turk Otomobil Fabrikasi A.S..........        4,380,000            211,748
                                                                    -------------
UNITED KINGDOM -- 17.0%
  Admiral PLC................................           52,300            821,072
  Amvescap PLC...............................           76,900            831,893
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

  Arriva PLC.................................          106,100      $     869,714
  British Aerospace PLC......................              155              5,108
  British Energy PLC.........................           87,900            772,413
  British Land Corp. PLC.....................           51,100            641,787
  Capita Group PLC...........................          139,400          1,049,303
  CMG PLC....................................           11,800            520,680
  COLT Telecom Group PLC*....................           62,300          1,485,616
  ECsoft Group PLC -- ADR*...................           30,600            765,000
  FKI PLC....................................          109,800            372,337
  Guardian Royal Exchange PLC................           66,200            473,917
  Hays PLC...................................           45,200            812,169
  Misys PLC..................................           32,600          1,614,821
  National Express Group PLC.................           50,100            714,383
  Orange PLC*................................          183,700          1,170,502
  Virgin Express Holdings PLC -- ADR*........           50,400          1,197,000
                                                                    -------------
                                                                       14,117,715
                                                                    -------------
UNITED STATES OF AMERICA -- 5.2%
  Getty Images, Inc..........................           37,700            947,212
  Global TeleSystems Group, Inc.*............           27,000          1,262,250
  Optimal Robotics Corp.*....................           41,700            573,375
  Shire Pharmaceuticals Group PLC -- ADR*....           47,400          1,016,138
  Syntel, Inc.*..............................           11,600            475,600
                                                                    -------------
                                                                        4,274,575
                                                                    -------------
VENEZUELA -- 0.0%
  C.A. La Electricidad de Caracas............                2                  2
                                                                    -------------
TOTAL COMMON STOCKS
  (Cost $60,514,954)..........................................         81,296,282
                                                                    -------------
---------------------------------------------------------------------------------
RIGHTS/WARRANTS -- 0.0%
---------------------------------------------------------------------------------
FRANCE -- 0.0%
  Cap Gemini S.A. Rights* (Cost $0)..........            5,200             16,073
                                                                    -------------

                                                   PRINCIPAL
                                                     AMOUNT
---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.6%
---------------------------------------------------------------------------------
  Associates First Capital Corp.
    6.050%, 4/01/1998
    (Cost $2,984,000)........................     $  2,984,000          2,984,000
                                                                    -------------
TOTAL INVESTMENTS -- 101.6%
  (Cost $63,498,954)..........................................         84,296,355
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6%)...............         (1,356,118)
                                                                    -------------
NET ASSETS -- 100.0%..........................................      $  82,940,237
                                                                    -------------

---------------
* Non-Income Producing Securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 1998
------------------------------------------------------------------------

INTERNATIONAL SMALL CAP GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Advertising.................................         1.1%
Agriculture.................................         1.3
Airlines....................................         2.4
Automobiles.................................         0.3
Automotive Equipment........................         3.4
Biotechnology...............................         1.6
Chemicals...................................         1.6
Computers/Office Automation.................         3.9
Department/Discount Stores..................         0.6
Drugs/Pharmaceuticals.......................         2.7
Electric Utilities..........................         1.7
Entertainment...............................         0.8
Finance Companies...........................         5.1
Food Chains.................................         1.0
Gas Utilities...............................         1.2
Grocery Products............................         1.7
Industrial Engineering/Construction.........         6.4
Investment Companies........................         1.9
Machinery/Equipment.........................         2.8
Medical Supplies............................         2.6
Military/Defense Technology.................         0.7
Money Center Banks..........................         2.8
Oilfield Services/Equipment.................         2.6

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------

Other Commercial/Industrial Services........         1.7%
Other Communication.........................         3.2
Other Consumer Services.....................         1.2
Other Production/Manufacturing..............         2.8
Other Retail Trade..........................         2.6
Other Transportation........................         1.9
Property-Casualty Insurance.................         0.6
Real Estate Development/Investment..........         0.8
Recreational Equipment......................         1.3
Regional/Commercial Banks...................         0.7
Rental/Leasing Companies....................         0.5
Restaurants.................................         4.7
Semiconductors/Electric Companies...........         5.8
Soaps/Cosmetics.............................         1.1
Software....................................         8.7
Specialty Stores............................         2.2
Telecommunication Equipment.................         2.3
Telecommunication Services..................         5.4
Telephone...................................         2.0
Textiles....................................         0.5
Wholesale Distribution......................         1.4
Liabilities in Excess of Other Assets.......        (1.6)
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities

                           Lawrence S. Speidell, CFA,
                     Partner, Director of Global/Systematic
                       Portfolio Management and Research

                               Loretta J. Morris,
                           Partner, Portfolio Manager

                                 Alex Muromcew,
                               Portfolio Manager

                               Melisa Grigolite,
                               Portfolio Manager

                                 Pedro Marcal,
                           Partner, Portfolio Manager

                                  Eswar Menon,
                               Portfolio Manager

                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager

                                 John Tribolet,
                               Portfolio Manager

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investment in a portfolio of equity securities primarily of mid- to large-sized non-U.S. companies.
  REVIEW AND OUTLOOK: The Nicholas-Applegate International Core Growth Fund outperformed its benchmark for the year, with the C Portfolio delivering a 35.3% return, versus 18.6% for the MSCI EAFE.

  Outstanding stock selection, particularly in Europe, contributed to outstanding performance. Our process of selecting companies based on individual merit played an integral role in the Fund's performance, especially in light of the Southeast Asian economic crisis. By investing company-by-company, we avoided stocks negatively affected by the crisis.

  While many technology stocks experienced a setback in light of the Asian economic crisis, we invested in the stocks that maintained solid Fundamentals and solid earnings growth. For example, stocks such as Nokia, a Finnish supplier of telecommunications systems and the world's largest maker of mobile phones, was among the Fund's best performers.

  In Japan, we maintained an underweight position relative to the benchmark. While the stocks of Japanese technology companies were also hard hit by the Asian economic crisis, we continue to hold companies such as Sony, which has performed very well in an environment of increasing globalization.

  In Europe, positive evidence of the coming EMU (European Monetary Union) was illustrated with falling interest rates, a shift toward equity investing and corporate restructuring, especially in the banking and finance sectors.

  In Ireland, low inflation, falling interest rates and expectations of inclusion in the first round of EMU contributed to many excellent stock opportunities. The Bank of Ireland benefited from this economic environment and was a strong performer for the Fund.

  The July 1, 1997 handover of Hong Kong to China created opportunities in many "red chips" -- stocks of mainland Chinese companies listed in Hong Kong.

  Our outlook for the Fund remains positive as we continue to find lucrative stock opportunities in developed countries around the world.

                            REPRESENTATIVE HOLDINGS

                                AXA UAP, France
                              Banco di Roma, Italy
                          Bank of Ireland GDP, Ireland
                        Bayerische Motoren Werk, Germany
                              Mannesmann, Germany
                                 Nokia, Finland
                             Orange, United Kingdom
                          Raision Tehtaat Oy, Finland
                               Tabacalera, Spain
                                Telepizza, Spain

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           INTERNATIONAL CORE GROWTH PORTFOLIO A    MSCI EAFE INDEX
12/27/96                               $9,475.00           $10,000.00
12/31/96                               $9,567.40            $9,979.00
1/31/97                               $10,407.38            $9,629.74
2/28/97                               $10,499.78            $9,787.66
3/31/97                               $10,684.57            $9,822.90
4/30/97                               $10,827.37            $9,874.96
5/31/97                               $11,826.95           $10,517.82
6/30/97                               $12,498.94           $11,097.35
7/31/97                               $13,296.92           $11,277.13
8/31/97                               $12,608.13           $10,434.73
9/30/97                               $13,532.11           $11,019.07
10/31/97                              $12,406.54           $10,171.71
11/30/97                              $12,258.06           $10,067.95
12/31/97                              $12,412.03           $10,155.54
1/31/98                               $12,865.40           $10,619.65
2/28/98                               $13,737.92           $11,301.12
3/31/98                               $14,542.01           $11,649.19
                        Annualized Total Returns
                                  As of 03/31/98
1 Year                           Since Inception
28.96%                                    34.69%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           INTERNATIONAL CORE GROWTH PORTFOLIO B    MSCI EAFE INDEX
12/27/96                              $10,000.00           $10,000.00
12/31/96                              $10,094.67           $ 9,979.00
1/31/97                               $10,971.39           $ 9,629.74
2/28/97                               $11,061.95           $ 9,787.66
3/31/97                               $11,274.34           $ 9,822.90
4/30/97                               $11,407.08           $ 9,874.96
5/31/97                               $12,469.03           $10,517.82
6/30/97                               $13,176.99           $11,097.35
7/31/97                               $14,017.70           $11,277.13
8/31/97                               $13,256.64           $10,434.73
9/30/97                               $13,730.09           $11,019.07
10/31/97                              $13,026.55           $10,171.71
11/30/97                              $12,862.87           $10,067.95
12/31/97                              $13,023.54           $10,155.54
1/31/98                               $13,496.64           $10,619.65
2/28/98                               $14,407.13           $11,301.12
3/31/98                               $14,855.13           $11,649.19
                        Annualized Total Returns
                                  As of 03/31/98
1 Year                           Since Inception
30.31%                                    36.99%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           INTERNATIONAL CORE GROWTH PORTFOLIO C    MSCI EAFE INDEX
12/27/96                              $10,000.00           $10,000.00
12/31/96                              $10,088.50            $9,979.00
1/31/97                               $10,964.60            $9,629.74
2/28/97                               $11,061.95            $9,787.66
3/31/97                               $11,221.24            $9,822.90
4/30/97                               $11,362.83            $9,874.96
5/31/97                               $12,415.93           $10,517.82
6/30/97                               $13,106.19           $11,097.35
7/31/97                               $13,929.20           $11,277.13
8/31/97                               $13,185.84           $10,434.73
9/30/97                               $14,050.44           $11,019.07
10/31/97                              $12,964.60           $10,171.71
11/30/97                              $12,805.31           $10,067.95
12/31/97                              $12,964.60           $10,155.54
1/31/98                               $13,433.63           $10,619.65
2/28/98                               $14,336.28           $11,301.12
3/31/98                               $15,176.99           $11,649.19
                        Annualized Total Returns
                                  As of 03/31/98
1 Year                           Since Inception
35.25%                                    39.34%

The graphs compare a $10,000 investment in the International Core Growth Portfolio A (front load), the B (back-end load) and the C (level load) with a similar investment in the MSCI EAFE Index, on a cumulative and average annual total return basis. The Portfolios calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The effective date of the Portfolios' registration statements was on 2/28/97. Performance returns within are calculated on a total return basis and reflect all fees and expenses of the Portfolio with reinvestment of dividends and capital gains, if any. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B (maximum 5.00% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East ("EAFE") Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

Index returns reflect the reinvestment of dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the Fund's Share price is expected to be more volatile than that of a U.S. only fund.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------
COMMON STOCKS -- 94.2%
---------------------------------------------------------------------------------
AUSTRALIA -- 1.3%
  News, Ltd. -- ADR..........................            4,800      $     129,300
  Telstra Corp., Ltd.........................          153,500            395,983
  The News Corp., Ltd........................           34,200            226,120
                                                                    -------------
                                                                          751,403
                                                                    -------------
BRAZIL -- 1.0%
  Telecomunicacoes de Sao Paulo S.A. --
    Preferred................................          864,000            277,349
  Telecomunicacoes do Rio de Janeiro S.A.....        2,000,000            282,309
                                                                    -------------
                                                                          559,658
                                                                    -------------
CANADA -- 1.0%
  Newcourt Credit Group, Inc.................           11,800            589,116
                                                                    -------------
DENMARK -- 1.5%
  Tele Danmark A/S -- B......................            9,500            862,458
                                                                    -------------
FINLAND -- 3.3%
  Nokia Oyj Corp. -- ADR.....................            9,500          1,025,406
  Raisio Group PLC...........................            6,200            890,370
                                                                    -------------
                                                                        1,915,776
                                                                    -------------
FRANCE -- 11.0%
  AXA -- UAP.................................           10,000          1,029,748
  Banque Nationale de Paris S.A..............            7,500            582,865
  Bouygues S.A...............................            3,400            592,670
  Cap Gemini Sogeti S.A......................            4,400            517,005
  Compagnie Financiere de Paribas S.A. --
    A........................................            4,300            435,157
  Dassault Systemes S.A......................           11,400            459,077
  Etablissements Economiques du Casino
    Guichard-Perrachon S.A...................           10,000            674,501
  Groupe Danone -- ADR.......................           17,500            842,187
  Synthelabo S.A.............................            5,400            749,553
  Total S.A. -- B............................            4,500            540,376
                                                                    -------------
                                                                        6,423,139
                                                                    -------------
GERMANY -- 9.6%
  Adidas AG..................................            3,400            604,864
  Bayerische Motoren Werke AG................              800            900,646
  Bayerische Motoren Werke AG................            6,700            478,587
  Deutsche Bank AG...........................            5,600            419,847
  Deutsche Lufthansa AG......................           21,100            443,829
  Mannesmann AG..............................            1,400          1,012,902
  Porsche AG.................................              320            714,633
  SAP AG.....................................            1,200            477,576
  Volkswagen AG..............................              710            555,917
                                                                    -------------
                                                                        5,608,801
                                                                    -------------
HONG KONG -- 2.4%
  China Telecom, Ltd.*.......................          186,000            376,894
  Dairy Farm International Holdings, Ltd. --
    ADR......................................          263,700            316,440
  HSBC Holdings PLC..........................            8,800            269,177
  Hutchison Whampoa, Ltd.....................           35,000            246,191

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

HONG KONG (CONTINUED)

  Sun Hung Kai Properties, Ltd...............           31,000      $     211,053
                                                                    -------------
                                                                        1,419,755
                                                                    -------------
HUNGARY -- 1.6%
  OTP Bank Rt................................            5,500            279,772
  Magyar Tavkozlesi Rt. -- ADR*..............            8,400            261,450
  Richter Gedeon Rt..........................            3,900            410,389
                                                                    -------------
                                                                          951,611
                                                                    -------------
IRELAND -- 1.8%
  Bank of Ireland............................           26,910            532,029
  Ryanair Holdings PLC -- ADR*...............           13,300            492,100
                                                                    -------------
                                                                        1,024,129
                                                                    -------------
ISRAEL -- 1.2%
  Formula Systems, Ltd.*.....................            4,600            188,225
  New Dimension Software, Ltd. -- ADR*.......            5,100            113,794
  NICE-Systems, Ltd. -- ADR*.................            8,200            377,200
                                                                    -------------
                                                                          679,219
                                                                    -------------
ITALY -- 6.5%
  Banca di Roma SpA*.........................          555,000            936,229
  Credito Italiano SpA.......................          170,000            839,802
  La Rinascente SpA..........................           35,300            377,618
  Luxottica Group SpA -- ADR.................            5,400            505,913
  Telecom Italia SpA.........................           72,400            570,543
  Telecom Italia Mobile SpA..................          102,500            550,773
                                                                    -------------
                                                                        3,780,878
                                                                    -------------
JAPAN -- 5.9%
  Advantest Corp.............................            4,290            278,277
  Bridgestone Corp...........................           13,000            294,411
  Credit Saison Co., Ltd.....................           11,000            243,343
  Ibiden Co., Ltd............................           25,000            324,332
  Keyene Corp................................            1,800            248,367
  Minebea Co., Ltd...........................           25,000            273,713
  Nichiei Co., Ltd...........................            3,520            311,478
  Nippon Telegraph & Telephone Corp..........              370            307,984
  Orix Corp..................................            3,800            258,176
  Rohm Co., Ltd..............................            2,000            182,976
  Sankyo Co., Ltd............................           10,000            277,463
  Sony Corp..................................            5,100            432,167
                                                                    -------------
                                                                        3,432,687
                                                                    -------------
MEXICO -- 0.9%
  Cifra S.A. de C.V. -- C....................          121,199            216,850
  Corporation Interamericana de
    Entretenimiento S.A.*....................           42,100            327,200
                                                                    -------------
                                                                          544,050
                                                                    -------------
NETHERLANDS -- 4.6%
  Aegon NV...................................                8                973
  AKZO Nobel NV..............................            3,800            771,965
  ASM Lithography Holding NV -- ADR*.........            5,600            517,650
  Baan Co., NV*..............................           10,360            495,468
  CMG, PLC -- ADR............................            1,800             80,732

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
NETHERLANDS (CONTINUED)

  Hagemeyer NV...............................            8,800      $     426,348
  Internatio -- Muller NV....................           11,400            405,760
                                                                    -------------
                                                                        2,698,896
                                                                    -------------
NORWAY -- 1.5%
  Petroleum Geo-Services ASA -- ADR*.........           14,550            863,906
                                                                    -------------
PORTUGAL -- 3.4%
  BPI-SGPS, S.A..............................           17,300            665,457
  Jeronimo Martins, SGPS, S.A.*..............           13,900            571,738
  Portugal Telecom S.A.......................            9,450            491,537
  Telecel-Comunicacaoes Pessoais S.A.*.......            1,600            248,377
                                                                    -------------
                                                                        1,977,109
                                                                    -------------
RUSSIA -- 0.3%
  Gazprom -- ADR.............................            7,700            163,240
                                                                    -------------
SINGAPORE -- 1.7%
  Natsteel Electronics, Ltd.*................          109,000            211,932
  Singapore Technologies Engineering,
    Ltd.*....................................          393,659            348,576
  Straits Steamship Land, Ltd................          295,000            407,350
                                                                    -------------
                                                                          967,858
                                                                    -------------
SOUTH AFRICA -- 0.7%
  Dimension Data Holdings, Ltd.*.............           60,058            384,386
                                                                    -------------
SPAIN -- 7.4%
  Argentaria S.A.............................            6,020            498,439
  Banco Bilbao Vizcaya S.A...................           10,500            492,866
  Fomento de Construcciones y Contratas
    S.A......................................            3,200            169,161
  Grupo Acciona S.A..........................            2,000            402,521
  Tabacalera S.A. -- A.......................            8,500            953,886
  Telefonica de Espana -- ADR................            4,500            595,125
  Tele Pizza S.A.*...........................            8,230          1,213,452
                                                                    -------------
                                                                        4,325,450
                                                                    -------------
SWEDEN -- 2.8%
  Nordbanken Holding AB*.....................           50,900            337,454
  Ortivus AB*................................           15,000            519,747
  Telefonaktiebolaget LM Ericsson -- ADR.....           16,600            789,538
                                                                    -------------
                                                                        1,646,739
                                                                    -------------
SWITZERLAND -- 5.4%
  Credit Suisse Group........................            2,800            560,191
  Kuoni Reisen Holdings AG...................               90            451,630
  Nestle S.A.................................              300            573,245
  Novartis AG................................              230            407,050
  Swiss Reinsurance Co.......................              300            659,044
  Union Bank of Switzerland..................              300            490,003
                                                                    -------------
                                                                        3,141,163
                                                                    -------------
TURKEY -- 0.2%
  Tofas Turk Otomobil Fabrikasi AS*..........        2,660,000            128,596
                                                                    -------------
UNITED KINGDOM -- 16.1%
  Amvescap PLC...............................           55,000            594,982
                                                     NUMBER
                                                   OF SHARES            VALUE
---------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

  Bank of Ireland............................           40,900      $     807,506
  British Aerospace PLC......................           16,400            540,477
  British Energy PLC.........................           68,000            597,544
  British Land Corp. PLC.....................           32,700            410,693
  British Petroleum Co. PLC..................           34,000            490,789
  CMG PLC....................................            8,000            353,004
  Glaxo Wellcome PLC.........................           14,500            390,205
  Guardian Royal Exchange PLC................           47,100            337,183
  Hays PLC...................................           30,000            539,050
  Lloyds TSB Group PLC.......................           34,300            533,603
  Misys PLC..................................           14,371            711,858
  National Grid Holdings PLC.................           44,030            260,275
  Orange PLC*................................          148,100            943,666
  Rolls-Royce PLC............................           84,000            392,457
  Standard Chartered Bank PLC................           39,700            575,395
  Unilever PLC...............................           34,500            326,419
  Viridian Group PLC.........................           40,680            358,323
  Zeneca Group PLC...........................            5,500            237,072
                                                                    -------------
                                                                        9,400,501
                                                                    -------------
UNITED STATES OF AMERICA -- 1.1%
  Syntel, Inc.*..............................           15,000            615,000
                                                                    -------------
TOTAL COMMON STOCK
  (Cost $45,887,890)..........................................         54,855,524
                                                                    -------------
---------------------------------------------------------------------------------
WARRANT/RIGHTS -- 0.0%
---------------------------------------------------------------------------------
FRANCE
  Cap Gemini SA -- Rights* (Cost $0).........            4,400             13,600
                                                                    -------------

                                                     PRINCIPAL
                                                        AMOUNT
---------------------------------------------------------------------------------
CORPORATE BONDS -- 0.1%
---------------------------------------------------------------------------------
UNITED KINDGOM
  Viridian Group PLC Loan Notes
    7.650%, 02/14/03
    (Cost $35,991)...........................     $     45,200             35,878
---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.8%
---------------------------------------------------------------------------------
  Associates First Capital Corp.
    6.050%, 04/01/98
    (Cost $1,641,000)........................        1,641,000          1,641,000
                                                                    -------------
TOTAL INVESTMENTS -- 97.1%
  (Cost $47,564,881)..........................................         56,546,002
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.9%.................          1,679,051
                                                                    -------------
NET ASSETS -- 100.0%..........................................      $  58,225,053
                                                                    -------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 1998
------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Aerospace...................................         1.6%
Airlines....................................         1.6
Automobiles.................................         4.8
Automotive Equipment........................         0.5
Chemicals...................................         1.3
Computers/Office Automation.................         0.7
Consumer Electrical.........................         0.7
Department/Discount Stores..................         0.4
Drugs/Pharmaceuticals.......................         4.2
Electric Utilities..........................         2.2
Electronic Instruments......................         0.9
Entertainment...............................         0.6
Finance Companies...........................         4.4
Food Chains.................................         1.0
Grocery Products............................         6.2
Industrial Engineering/Contruction..........         2.0
Investment Companies........................         1.0
Machinery/Equipment.........................         2.2
Medical Supplies............................         1.8
Military/Defense Technology.................         0.6
Money Center Banks..........................        10.1
Multi-Line Insurers.........................         2.9
Oil/Gas Production..........................         2.1

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------

Oilfield Services/Equipment.................         1.5%
Other Commercial/Industrial Services........         1.7
Other Consumer Durables.....................         0.7
Other Consumer Services.....................         0.8
Other Production/Manufacturing..............         0.4
Other Retail Trade..........................         0.6
Property-Casualty Insurance.................         0.6
Publishing..................................         0.6
Real Estate Development/Investment..........         1.8
Recreational Equipment......................         1.0
Regional/Commercial Banks...................         5.2
Rental/Leasing Companies....................         0.4
Restaurants.................................         2.1
Semiconductors/Electric Companies...........         2.1
Software....................................         6.2
Telecommunication Equipment.................         3.8
Telecommunication Services..................         3.4
Telephone...................................         7.2
Textiles....................................         0.9
Tobacco Products............................         1.6
Wholesale Distribution......................         0.7
Other Assets in Excess of Liabilities.......         2.9
                                                   -----
NET ASSETS..................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND
PORTFOLIOS A, B, & C
------------------------------------------------------------------------

                                MANAGEMENT TEAM
                              Catherine Somhegyi,
                       Partner, Chief Investment Officer,
                                    Equities

                           Lawrence S. Speidell, CFA,
                     Partner, Director of Global/Systematic
                       Portfolio Management and Research

                               Loretta J. Morris,
                           Partner, Portfolio Manager

                                 Alex Muromcew,
                               Portfolio Manager

                               Melisa Grigolite,
                               Portfolio Manager

                                 Pedro Marcal,
                           Partner, Portfolio Manager

                                  Eswar Menon,
                               Portfolio Manager

                             Ernesto Ramos, Ph.D.,
                            Senior Portfolio Manager

                                 John Tribolet,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate Worldwide Growth Fund seeks to maximize long-term capital appreciation through investing in a portfolio of growth stocks of U.S. and international companies.

  REVIEW AND OUTLOOK: The Nicholas-Applegate Worldwide Growth Fund outperformed its benchmark during the fiscal year on the strength of our superior stock selection. The Fund's C Portfolio returned 33.7% for the period, while its benchmark, the MSCI World Index, returned 32.0%.

  Domestically, the Fund benefited from the stocks of companies thriving in the strong economic environment. A combination of low interest rates, a high level of consumer confidence and an overall market that achieved the returns expected by analysts for all of 1998 in just the first quarter contributed to the growth of many domestic companies. The Gap, K-Mart and Costco were among the best performing domestic holdings, benefiting from increased consumer spending.

  Though the technology sector was hit hard by the Asian economic crisis, the Fund benefited from our avoidance of stocks with little to no exposure to Asia. Companies such as Nokia, Finnish supplier of telecommunications systems and the world's largest maker of mobile phones, delivered strong results for the fiscal year.

  Stock selection in Europe was a major factor in the Fund's outstanding performance during the year. In Europe, anticipation of the European Monetary Union (EMU) may be seen in positive changes such as falling interest rates, a shift toward equity investing and corporate restructuring, especially in the banking and financial sectors. Italian banks, Credito Italiano and Banco di Roma were both beneficiaries of these trends, performing very well for the Fund.

  In Ireland, low inflation, falling interest rates and expectations of inclusion in the first round of EMU contributed to our finding many excellent stock opportunities. The Bank of Ireland benefited from this economic environment and was a strong performer for the Fund.

  We maintained the Fund's underweight position in Japan relative to the benchmark as few companies met our strict criteria in an environment where the government has done little to stimulate economic reform.

  As we continue to find stocks around the world benefiting from positive change, our outlook for the Fund remains extremely positive.

                            REPRESENTATIVE HOLDINGS

                                 Banco Di Roma
                              Bank Of Ireland GBP
                             British Pound Sterling
                                Credito Italiano
                             Costco Companies Inc.
                                 Groupe Danone
                                 Mannesmann Ag
                                   Nokia Corp
                               Raision Tehtaat Oy
                                   Tabacalera

--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIOS
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUALIZED TOTAL RETURNS AS OF 03/31/98
1 Year                                               3 Years   Since Inception
27.48%                                                19.77%            15.44%
                                            Worldwide Growth        MSCI World
                                                 Portfolio A             Index
19-Apr-93                                          $9,475.00        $10,000.00
30-Jun-93                                          $9,975.28        $10,283.06
30-Sep-93                                         $10,756.02        $10,765.74
31-Dec-93                                         $10,809.08        $10,940.63
31-Mar-94                                         $11,324.52        $11,007.30
30-Jun-94                                         $11,127.44        $11,338.33
30-Sep-94                                         $11,680.78        $11,581.61
31-Dec-94                                         $11,073.73        $11,498.33
31-Mar-95                                         $11,222.95        $12,017.66
30-Jun-95                                         $11,866.95        $12,530.40
30-Sep-95                                         $12,966.47        $13,212.41
31-Dec-95                                         $12,705.93        $13,839.58
31-Mar-96                                         $13,444.27        $14,402.82
30-Jun-96                                         $14,369.22        $14,820.99
30-Sep-96                                         $14,369.22        $15,018.73
31-Dec-96                                         $14,983.16        $15,705.98
31-Mar-97                                         $15,126.54        $15,751.02
30-Jun-97                                         $17,366.84        $18,121.07
30-Sep-97                                         $19,060.51        $18,639.41
31-Dec-97                                         $17,572.90        $18,179.79
31-Mar-98                                         $20,352.56        $20,783.77

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUALIZED TOTAL RETURNS AS OF 03/31/98
1 Year                                               3 Years   Since Inception
29.03%                                                20.52%            15.78%
                                            Worldwide Growth        MSCI World
                                                 Portfolio B             Index
19-Apr-93                                         $10,000.00        $10,000.00
30-Jun-93                                         $10,514.56        $10,283.06
30-Sep-93                                         $11,310.68        $10,765.74
31-Dec-93                                         $11,349.51        $10,940.63
31-Mar-94                                         $11,883.50        $11,007.30
30-Jun-94                                         $11,650.49        $11,338.33
30-Sep-94                                         $12,223.30        $11,581.61
31-Dec-94                                         $11,563.11        $11,498.33
31-Mar-95                                         $11,708.74        $12,017.66
30-Jun-95                                         $12,339.81        $12,530.40
30-Sep-95                                         $13,475.73        $13,212.41
31-Dec-95                                         $13,165.05        $13,839.58
31-Mar-96                                         $13,922.33        $14,402.82
30-Jun-96                                         $14,854.37        $14,820.99
30-Sep-96                                         $14,825.24        $15,018.73
31-Dec-96                                         $15,446.60        $15,705.98
31-Mar-97                                         $15,553.40        $15,751.02
30-Jun-97                                         $17,854.37        $18,121.07
30-Sep-97                                         $19,572.82        $18,639.41
31-Dec-97                                         $18,004.85        $18,179.79
31-Mar-98                                         $20,646.63        $20,783.77

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUALIZED TOTAL RETURNS AS OF 03/31/98
1 Year                                               3 Years   Since Inception
33.72%                                                21.16%            15.98%
                                            Worldwide Growth        MSCI World
                                                 Portfolio C             Index
19-Apr-93                                         $10,000.00        $10,000.00
30-Jun-93                                          10,520.00         10,283.06
30-Sep-93                                          11,320.00         10,765.74
31-Dec-93                                          11,352.00         10,940.63
31-Mar-94                                          11,888.00         11,007.30
30-Jun-94                                          11,656.00         11,338.33
30-Sep-94                                          12,224.00         11,581.61
31-Dec-94                                          11,564.96         11,498.33
31-Mar-95                                          11,710.94         12,017.66
30-Jun-95                                          12,351.64         12,530.40
30-Sep-95                                          13,478.94         13,212.41
31-Dec-95                                          13,181.86         13,839.58
31-Mar-96                                          13,929.89         14,402.82
30-Jun-96                                          14,869.07         14,820.99
30-Sep-96                                          14,844.14         15,018.73
31-Dec-96                                          15,455.91         15,705.98
31-Mar-97                                          15,575.58         15,751.02
30-Jun-97                                          17,858.52         18,121.07
30-Sep-97                                          19,561.53         18,639.41
31-Dec-97                                          18,017.94         18,179.79
31-Mar-98                                          20,829.00         20,783.77

The graphs compare a $10,000 investment in the Worldwide Growth Portfolio A (front load), the Worldwide Growth Portfolio B (back-end load) and the Worldwide Growth Portfolio C (level load) with a similar investment in the Morgan Stanley Capital International ("MSCI") World Index, on a cumulative and average annual total return basis. Portfolio B calculates its performance based upon the historical performance of its corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and Portfolio operating expenses. The effective date of Portfolio B's registration statement was on 5/31/95. Performance returns within are calculated on a total return basis and reflect all fees and expenses of the Portfolio with reinvestment of dividends and capital gains, if any. Performance figures include the maximum applicable sales charge of 5.25% for Portfolio A shares. The effect of the maximum contingent deferred sales charge for Portfolio B shares (maximum 5.00% declining to 0% over six years) is included in Portfolio B performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Portfolio.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Portfolio, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The MSCI World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The Index is a market-value weighted combination of countries and is unmanaged. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investments in overseas markets pose special risks, including currency fluctuation and political risks, and the Fund's Share price is expected to be more volatile than that of a U.S. only fund.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------
COMMON STOCKS -- 91.6%
----------------------------------------------------------------------------
AUSTRALIA -- 0.4%
  The News Corp. Ltd.........................        79,200     $    523,647
                                                                ------------

BRAZIL -- 1.0%
  Petroleo Brasileiro S.A. PN................     1,950,000          463,040
  Telecomunicacoes Brasileiras S.A. -- ADR...         3,500          454,344
  Telecomunicacoes de Sao Paulo S.A. --
    Preferred................................     1,455,000          467,064
                                                                ------------
                                                                   1,384,448
                                                                ------------
CANADA -- 0.7%
  Newcourt Credit Group, Inc.................        19,300          963,555
                                                                ------------
DENMARK -- 1.1%
  Tele Danmark A/S -- B......................        17,000        1,543,346
                                                                ------------
FINLAND -- 2.6%
  Nokia Oyj Corp. -- ADR.....................        18,000        1,942,875
  Raisio Group PLC...........................        13,000        1,866,904
                                                                ------------
                                                                   3,809,779
                                                                ------------
FRANCE -- 7.2%
  AXA-UAP....................................        14,000        1,441,647
  Banque Nationale de Paris S.A..............        13,000        1,010,299
  Bouygues S.A...............................         5,000          871,574
  Cap Gemini Sogeti S.A......................         8,200          963,508
  Compagnie Financiere de Paribas S.A. -- A..        10,000        1,011,994
  Compagnie Francaise de Petroleum Total S.A.
    -- B.....................................         8,000          960,668
  Dassault Systemes S.A......................        21,800          877,884
  Etablissements Economiques du Casino
    Guichard-Perrachon S.A...................        10,000          674,501
  Groupe Danone -- ADR.......................        36,000        1,732,500
  Synthelabo S.A.............................         7,000          971,643
                                                                ------------
                                                                  10,516,218
                                                                ------------
GERMANY -- 6.2%
  Adidas AG..................................         5,800        1,031,828
  Bayerische Motoren Werke AG................         1,000        1,125,807
  Deutsche Bank AG...........................        18,100        1,357,006
  Deutsche Lufthansa AG......................        71,000        1,493,452
  Mannesmann AG..............................         2,800        2,025,804
  SAP AG.....................................         2,600        1,034,748
  Volkswagen AG..............................         1,270          994,387
                                                                ------------
                                                                   9,063,032
                                                                ------------
HONG KONG -- 1.7%
  China Telecom Ltd.*........................       305,000          618,026
  Dairy Farm International Holdings, Ltd.....       724,000          868,800
  HSBC Holdings PLC..........................        18,300          559,766
  Hutchison Whampoa Ltd......................        65,600          461,432
                                                                ------------
                                                                   2,508,024
                                                                ------------
HUNGARY -- 1.4%
  Magyar Tavkozlesi Rt. -- ADR*..............        23,600          734,550
  OTP Bank Rt................................        12,900          656,193

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

HUNGARY (CONTINUED)

  Richter Gedeon Rt..........................         6,600     $    694,505
                                                                ------------
                                                                   2,085,248
                                                                ------------
INDIA -- 0.3%
  Bombay Suburban Electric Supply Co.,
    Ltd......................................         2,500           13,272
  HDFC Bank Ltd..............................       250,000          452,429
                                                                ------------
                                                                     465,701
                                                                ------------
IRELAND -- 0.0%
  Bank of Ireland............................             0               17
                                                                ------------
ISRAEL -- 0.4%
  Formula Systems Ltd.*......................        15,300          626,052
                                                                ------------
ITALY -- 6.1%
  Banca di Roma SpA*.........................     1,195,000        2,015,845
  Credito Italiano SpA.......................       475,000        2,346,505
  Italgas SpA................................       215,000        1,081,563
  Luxottica Group SpA -- ADR.................        10,000          936,875
  Telecom Italia SpA.........................       130,300        1,026,820
  Telecom Italia Mobile SpA..................       260,300        1,398,694
                                                                ------------
                                                                   8,806,302
                                                                ------------
JAPAN -- 3.4%
  Bridgestone Corp...........................        27,000          611,469
  Ibiden Co., Ltd............................        73,000          947,049
  Nichiei Co., Ltd...........................         9,240          817,631
  Nippon Telegraph & Telephone Corp..........            70           58,267
  Orix Corp..................................        10,500          713,380
  SMC Corp...................................         5,500          408,733
  Sony Corp..................................        16,000        1,355,820
                                                                ------------
                                                                   4,912,349
                                                                ------------
MEXICO -- 0.6%
  Cifra S.A. de C.V. -- C....................       224,599          401,853
  Corporation Interamericana de
    Entretenimiento S.A......................        65,000          505,177
                                                                ------------
                                                                     907,030
                                                                ------------
NETHERLANDS -- 2.9%
  AKZO Nobel NV..............................         6,000        1,218,892
  ASM Lithography Holding N.V................        12,000        1,109,250
  Baan Co., NV*..............................        21,000        1,005,375
  CMG PLC -- (United Kingdom)................         3,400          152,493
  Hagemeyer NV...............................        15,300          741,265
                                                                ------------
                                                                   4,227,275
                                                                ------------
NORWAY -- 1.6%
  Tomra Systems ASA..........................        44,500        1,179,035
  Petroleum Geo-Services ASA -- ADR*.........        20,300        1,205,312
                                                                ------------
                                                                   2,384,347
                                                                ------------
PORTUGAL -- 1.9%
  BPI-SGPS, S.A..............................        26,000        1,000,109
  Estabelecimentos Jeronimo Martins & Filho
    S.A......................................        20,200          830,870

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

COMMON STOCKS (Continued)
---------------------------------------------------------
PORTUGAL (CONTINUED)

  Portugal Telecom S.A.......................        19,000     $    988,276
                                                                ------------
                                                                   2,819,255
                                                                ------------
RUSSIA -- 0.3%
  Gazprom -- ADR.............................        23,700          502,440
                                                                ------------
SINGAPORE -- 0.5%
  Singapore Technologies Engineering Ltd.*...       819,000          725,205
                                                                ------------
SOUTH AFRICA -- 0.7%
  Dimension Data Holdings Ltd................       146,071          934,890
  South African Breweries Ltd................           175            5,189
                                                                ------------
                                                                     940,079
                                                                ------------
SPAIN -- 4.6%
  Argentaria S.A.............................        12,380        1,025,028
  Banco Bilbao Vizcaya S.A...................        21,500        1,009,201
  Fomento de Construcciones y Contratas
    S.A......................................        20,000        1,057,255
  Grupo Acciona S.A..........................         4,000          805,043
  Tabacalera SA -- A.........................        16,300        1,829,217
  Telefonica de Espana -- ADR................         7,800        1,031,550
                                                                ------------
                                                                   6,757,294
                                                                ------------
SWEDEN -- 1.7%
  Astra AB...................................           133            2,693
  Nordbanken Holding AB......................       155,325        1,029,766
  Telefonaktiebolaget LM Ericsson -- ADR.....        30,200        1,436,387
                                                                ------------
                                                                   2,468,846
                                                                ------------
SWITZERLAND -- 3.8%
  Credit Suisse Group........................         5,000        1,000,341
  Nestle S.A.................................           600        1,146,489
  Novartis AG................................           565          999,928
  Swiss Reinsurance Co.......................           650        1,427,930
  Union Bank of Switzerland..................           600          980,006
                                                                ------------
                                                                   5,554,694
                                                                ------------
UNITED KINGDOM -- 11.0%
  Amvescap PLC...............................        90,000          973,607
  Bank of Ireland............................        83,012        1,638,940
  British Aerospace PLC......................        29,887          984,954
  British Energy PLC.........................       110,700          972,766
  British Land Corp. PLC.....................        69,700          875,392
  British Petroleum Co. PLC..................        46,000          664,008
  CMG PLC....................................        15,400          679,532
  Glaxo Wellcome PLC.........................        28,200          758,881
  Guardian Royal Exchange PLC................        91,700          656,469
  Hays PLC...................................        47,200          848,106
  Lloyds TSB Group PLC.......................        50,500          785,626
  Misys PLC..................................        21,585        1,069,200
  National Grid Holdings PLC.................        81,175          479,850
  Orange PLC*................................       192,200        1,224,663
  Rolls-Royce PLC............................       160,000          747,537
  Standard Chartered Bank PLC................        57,200          829,033
  Unilever PLC...............................        48,300          456,987
                                                   NUMBER
                                                  OF SHARES        VALUE
----------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)

  Viridian Group PLC.........................        92,810     $    817,502
  Zeneca Group PLC...........................        11,800          508,627
                                                                ------------
                                                                  15,971,680
                                                                ------------
UNITED STATES OF AMERICA -- 29.5%
  AirTouch Communications, Inc.*.............        26,800        1,311,525
  ALZA Corp..................................        35,000        1,568,437
  AmSouth Bancorporation.....................        16,900          998,156
  BMC Software, Inc..........................         8,900          745,931
  Cendant Corp...............................        34,000        1,347,250
  CIENA Corp.*...............................        29,200        1,244,650
  Computer Sciences Corp.....................        23,600        1,298,000
  Compuware Corp.*...........................        25,000        1,234,375
  Costco Companies, Inc.*....................        32,600        1,744,100
  Dayton Hudson Corp.........................        12,300        1,082,400
  Federal National Mortgage Association......        11,800          746,350
  Federal-Mogul Corp.........................         9,200          489,325
  Gannett Co., Inc...........................        17,800        1,279,375
  Gap, Inc...................................        30,100        1,354,500
  General Motors Corp. -- H..................        29,400        1,330,350
  HBO & Co...................................        19,500        1,177,312
  Kmart Corp.*...............................        83,600        1,395,075
  Loral Space and Communications Ltd.*.......        52,800        1,475,100
  MBNA Corp..................................        12,750          456,609
  McDonald's Corp............................        16,900        1,014,000
  Merck & Co., Inc...........................        10,300        1,322,262
  Merrill Lynch & Co., Inc...................         5,500          456,500
  PNC Bank Corp..............................        15,000          899,062
  Qlogic Corp.*..............................        16,000          568,000
  Schlumberger, Ltd..........................        19,100        1,446,825
  State Street Corp..........................        18,300        1,245,544
  Sterling Commerce, Inc.*...................        20,500          950,687
  Tekelec, Inc...............................        11,600          526,350
  Tele-Communications TCI Ventures Group --
    A........................................        68,000        1,194,250
  Tele-Communications, Inc. -- A*............        41,600        1,293,500
  Tellabs, Inc.*.............................        22,500        1,510,312
  The Equitable Cos., Inc....................        12,200          688,538
  Tyco International Ltd.....................        24,500        1,338,313
  U.S. West Media Group, Inc.*...............        34,000        1,181,500
  United Healthcare Corp.....................        21,200        1,372,700
  Warner-Lambert Co..........................         8,300        1,413,594
  Wellpoint Health Networks, Inc.*...........        11,000          742,500
  WorldCom, Inc.*............................        34,300        1,477,044
                                                                ------------
                                                                  42,920,301
                                                                ------------
VENEZUELA -- 0.0%
  C.A. La Electricidad de Caracas S.A.C.A....             2                2
                                                                ------------
TOTAL COMMON STOCK
  (Cost $104,175,961)......................................      133,386,166
                                                                ------------
----------------------------------------------------------------------------
WARRANT/RIGHTS -- 0.0%
----------------------------------------------------------------------------
FRANCE
  Cap Gemini Rights*
    (Cost $0)                                         8,200           25,345
                                                                ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT            VALUE
-------------------------------------------------------------------------------
FOREIGN BONDS -- 0.1%
-------------------------------------------------------------------------------
UNITED KINDGOM
  Viridian Group PLC Loan Notes
    7.650%, 02/14/03
    (Cost $112,072)                               $   140,900      $    111,840
                                                                   ------------
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.9%
-------------------------------------------------------------------------------
  Associates First Capital Corp.
    6.050%, 04/01/98
    (Cost $2,736,000)                               2,736,000      $  2,736,000
                                                                   ------------

TOTAL INVESTMENTS -- 93.6%
  (Cost $107,024,033)                                              $136,259,351
OTHER ASSETS IN EXCESS OF LIABILITIES -- 6.4%                         9,277,014
                                                                   ------------
NET ASSETS -- 100.0%                                               $145,536,365
                                                                   ------------

---------------

* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF MARCH 31, 1998
------------------------------------------------------------------------

WORLDWIDE GROWTH FUND

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Aerospace...................................         1.2%
Airlines....................................         1.0
Apparel.....................................         0.9
Automobiles.................................         1.5
Automotive Equipment........................         0.8
Cable TV....................................         1.7
Cellular Telecommunication..................         0.9
Chemicals...................................         0.8
Computers/Office Automation.................         0.6
Computer Services...........................         2.5
Consumer Electrical.........................         0.9
Data Processing.............................         0.7
Department/Discount Stores..................         3.2
Diversified Manufacturing...................         0.9
Drug Delivery Systems.......................         1.1
Drugs/Pharmaceuticals.......................         4.6
Electric Utilities..........................         2.0
Entertainment...............................         0.4
Fiber Optics................................         0.9
Finance Companies...........................         3.7
Financial Services..........................         1.9
Gas Utilities...............................         0.7
Grocery Products............................         4.2
Industrial Engineering/Construction.........         1.9
Investment Companies........................         1.6
Life/Health Insurance.......................         0.5
Machinery/Equipment.........................         1.7
Managed Health Care/HMO's...................         1.5
Medical Supplies............................         0.6
Medical Information Systems.................         0.8

                                              PERCENTAGE OF
INDUSTRY                                       NET ASSETS
--------------------------------------------  -------------
Military/Defense Technology.................         0.5%
Money Center Banks..........................         6.9
Multi-Line Insurers.........................         1.0
Multi-Media.................................         0.9
Oil/Gas Production..........................         1.8
Oilfield Services/Equipment.................         1.8
Other Commercial/Industrial Services........         1.2
Other Consumer Durables.....................         0.5
Other Production/Manufacturing..............         0.3
Property Casualty Insurance.................         0.5
Publishing..................................         0.4
Real Estate Development/Investment..........         0.6
Recreational Products.......................         0.7
Recycling...................................         0.8
Regional/Commercial Banks...................         6.2
Reinsurance.................................         1.0
Rental/Leasing Companies....................         0.5
Retail/Food.................................         1.2
Retail/Hypermarkets.........................         0.6
Satellite Telecommunication.................         1.9
Semiconductors/Electric Companies...........         1.4
Software....................................         4.6
Telecommunication Equipment.................         3.0
Telecommunication Services..................         1.3
Telephone...................................         6.3
Textiles....................................         0.6
Tobacco Products............................         1.4
Other Assets in Excess of Liabilities.......         6.4
                                                  ------
NET ASSETS..................................      100.00%
                                                  ------
                                                  ------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUTAL FUNDS
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------
SERIES A PORTFOLIOS

                                 NET ASSET        NET        NET REALIZED     DISTRIBUTIONS
                                 VALUES AT    INVESTMENT    AND UNREALIZED      FROM NET       DISTRIBUTIONS
                                 BEGINNING      INCOME      GAINS (LOSSES)     INVESTMENT          FROM
                                 OF PERIOD     (DEFICIT)    ON INVESTMENTS       INCOME        CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................   $   15.15     $   (0.08)      $    6.91               --        $   (2.23)
  For the year ended
    3/31/97...................       17.93         (0.22)          (0.66)              --            (1.90)
  For the year ended
    3/31/96...................       13.06         (0.20)           5.09               --            (0.02)
  For the year ended
    3/31/95...................       12.10         (0.16)           1.12               --               --
  For the period ended
    3/31/94*..................       12.50         (0.04)          (0.36)              --               --
CORE GROWTH (2)
  For the year ended
    3/31/98...................       16.80         (0.14)           6.50               --            (4.53)
  For the year ended
    3/31/97...................       18.37         (0.17)           0.57               --            (1.97)
  For the year ended
    3/31/96...................       13.61         (0.18)           4.94               --               --
  For the year ended
    3/31/95...................       13.25         (0.10)           0.46               --               --
  For the period ended
    3/31/94*..................       12.50         (0.07)           0.86               --            (0.04)
LARGE CAP GROWTH (3)
  For the year ended
    3/31/98*+.................       12.50         (0.03)           3.29               --            (0.03)
INCOME & GROWTH (2)
  For the year ended
    3/31/98...................       16.59          0.44            4.49        $   (0.44)           (1.96)
  For the year ended
    3/31/97...................       15.68          0.47            1.64            (0.48)           (0.72)
  For the year ended
    3/31/96...................       12.86          0.48            2.82            (0.48)              --
  For the year ended
    3/31/95...................       14.16          0.49           (0.89)           (0.49)           (0.41)
  For the period ended
    3/31/94*..................       12.50          0.32            2.15            (0.32)           (0.49)
BALANCED GROWTH (2)
  For the year ended
    3/31/98...................       15.54          0.26            5.70            (0.27)           (1.70)
  For the year ended
    3/31/97...................       16.16          0.32            0.84            (0.32)           (1.46)
  For the year ended
    3/31/96...................       13.74          0.34            2.42            (0.34)              --
  For the year ended
    3/31/95...................       13.52          0.21            0.22            (0.21)              --
  For the period ended
    3/31/94*..................       12.50          0.15            1.02            (0.15)              --
GOVERNMENT INCOME (2)
  For the year ended
    3/31/98...................       12.16          0.68            0.88            (0.67)           (0.16)
  For the year ended
    3/31/97...................       12.74          0.71           (0.37)           (0.71)           (0.21)
  For the year ended
    3/31/96...................       12.29          0.75            0.45            (0.75)              --
  For the year ended
    3/31/95...................       12.51          0.63           (0.19)           (0.63)           (0.03)
  For the period ended
    3/31/94*..................       12.50          0.29            0.34            (0.29)           (0.33)
MONEY MARKET (2)
  For the year ended
    3/31/98...................        1.00          0.03           (0.00)           (0.03)              --
  For the year ended
    3/31/97...................        1.00          0.05              --            (0.05)              --
  For the year ended
    3/31/96...................        1.00          0.05              --            (0.05)              --
  For the year ended
    3/31/95...................        1.00          0.05              --            (0.05)              --
  For the period ended
    3/31/94*..................        1.00          0.01              --            (0.01)              --
EMERGING COUNTRIES (4)
  For the year ended
    3/31/98...................       17.20          0.03            1.22               --            (1.06)
  For the year ended
    3/31/97...................       14.03         (0.06)           3.51               --            (0.28)
  For the year ended
    3/31/96...................       11.00         (0.04)           3.15            (0.02)           (0.06)
  For the period ended
    3/31/95*..................       12.50          0.04           (1.54)              --               --
INTERNATIONAL SMALL CAP GROWTH
 (5)
  For the year ended
    3/31/98...................       14.92         (0.15)           5.36               --            (0.84)
  For the year ended
    3/31/97...................       13.15          0.04            1.88            (0.01)           (0.14)
  For the year ended
    3/31/96...................       11.51         (0.02)           1.79            (0.13)              --
  For the year ended
    3/31/95*..................       12.50            --           (0.98)           (0.01)              --
INTERNATIONAL CORE GROWTH (6)
  For the year ended
    3/31/98+..................       12.73         (0.02)           4.56               --            (0.26)
  For the period ended
    3/31/97*..................       12.50            --            0.23               --               --
WORLDWIDE GROWTH (2)
  For the year ended
    3/31/98...................       16.88          0.04            5.33               --            (2.92)
  For the year ended
    3/31/97...................       16.57         (0.16)           2.20               --            (1.73)
  For the year ended
    3/31/96...................       14.29         (0.07)           2.86            (0.12)           (0.39)
  For the year ended
    3/31/95...................       14.94         (0.05)          (0.09)           (0.02)           (0.49)
  For the period ended
    3/31/94*..................       12.50         (0.07)           2.51               --               --

--------------------
(1) Commenced operations on December 27, 1993.
(2) Commenced operations on April 19, 1993.
(3) Commenced operations on July 15, 1997.
(4) Commenced operations on November 28, 1994.
(5) Commenced operations on August 31, 1994.
(6) Commenced operations on February 28, 1997.
 * Annualized
 ** Includes expenses allocated from the Master Trust Funds. See Notes to Funds' Financial Statements for amounts.
 + The total returns of these portfolios were linked to the total returns, after adjusting for the expenses and sales charge, of the Institutional Portfolios (the "Linking Portfolios") of their respective series of the Nicholas-Applegate Mutual Funds. Without linking to the Linking Portfolios, the total returns for the fiscal year ended March 31, 1998 of Large Cap Growth and International Core Growth would have been 25.84% and 33.65%, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                                    RATIO OF
                                                                                  RATIO OF         EXPENSES TO
                                                                                 EXPENSES TO       AVERAGE NET
                                                                                 AVERAGE NET     ASSETS, BEFORE
                                                                 NET ASSETS     ASSETS, AFTER        EXPENSE
                                   NET ASSET                         AT            EXPENSE        REIMBURSEMENT
                                   VALUES AT         TOTAL         END OF       REIMBURSEMENT        AND FEE
                                 END OF PERIOD      RETURN         PERIOD     AND FEE WAIVER**      WAIVER**
----------------------------------------------------------------------------------------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................     $   19.75          46.32%    2$01,943,369           1.89%             1.90%
  For the year ended
    3/31/97...................         15.15          (6.26%)   121,741,647            1.72%             1.72%
  For the year ended
    3/31/96...................         17.93          37.48%    138,155,390            1.74%             1.74%
  For the year ended
    3/31/95...................         13.06           7.93%    106,725,077            1.86%             1.84%
  For the period ended
    3/31/94*..................         12.10          (3.20%)   104,838,285            1.73%             1.80%
CORE GROWTH (2)
  For the year ended
    3/31/98...................         18.63          41.81%     90,619,300            1.57%             1.66%
  For the year ended
    3/31/97...................         16.80           1.09%     76,107,976            1.60%             1.56%
  For the year ended
    3/31/96...................         18.37          35.07%     77,275,060            1.58%             1.56%
  For the year ended
    3/31/95...................         13.61           2.72%     65,291,541            1.59%             1.63%
  For the period ended
    3/31/94*..................         13.25           6.27%     70,512,167            1.57%             1.71%
LARGE CAP GROWTH (3)
  For the year ended
    3/31/98*+.................         15.73          62.35%      4,742,423            1.60%             4.70%
INCOME & GROWTH (2)
  For the year ended
    3/31/98...................         19.12          31.04%     47,289,841            1.57%             1.74%
  For the year ended
    3/31/97...................         16.59          13.73%     32,081,563            1.60%             1.75%
  For the year ended
    3/31/96...................         15.68          26.00%     31,712,051            1.60%             1.76%
  For the year ended
    3/31/95...................         12.86          (2.64%)    31,150,481            1.60%             1.76%
  For the period ended
    3/31/94*..................         14.16          19.65%     30,447,446            1.59%             1.83%
BALANCED GROWTH (2)
  For the year ended
    3/31/98...................         19.53          39.34%      6,674,796            1.61%             2.56%
  For the year ended
    3/31/97...................         15.54           6.74%      4,897,987            1.60%             3.00%
  For the year ended
    3/31/96...................         16.16          20.16%      5,902,210            1.60%             3.30%
  For the year ended
    3/31/95...................         13.74           3.22%      4,979,593            1.60%             2.78%
  For the period ended
    3/31/94*..................         13.52           9.35%      6,445,901            1.59%             3.28%
GOVERNMENT INCOME (2)
  For the year ended
    3/31/98...................         12.89          13.15%      1,462,893            0.91%             5.88%
  For the year ended
    3/31/97...................         12.16           2.73%      1,113,290            0.90%             7.67%
  For the year ended
    3/31/96...................         12.74           9.71%      1,297,458            0.93%             9.58%
  For the year ended
    3/31/95...................         12.29           3.68%        925,074            1.10%             8.40%
  For the period ended
    3/31/94*..................         12.51           4.97%        819,919            1.10%            20.28%
MONEY MARKET (2)
  For the year ended
    3/31/98...................          1.00           5.30%    124,864,285            0.45%             1.10%
  For the year ended
    3/31/97...................          1.00           5.09%     36,258,680            0.45%             1.73%
  For the year ended
    3/31/96...................          1.00           5.47%      3,129,223            0.45%             5.78%
  For the year ended
    3/31/95...................          1.00           4.58%      2,995,847            0.31%             2.49%
  For the period ended
    3/31/94*..................          1.00           1.72%         47,975            0.54%           323.24%
EMERGING COUNTRIES (4)
  For the year ended
    3/31/98...................         17.39           8.06%     71,014,267            2.26%             2.48%
  For the year ended
    3/31/97...................         17.20          24.79%     38,687,897            2.25%             3.08%
  For the year ended
    3/31/96...................         14.03          28.43%      4,717,767            2.25%             6.72%
  For the period ended
    3/31/95*..................         11.00         (11.98%)     1,197,361            2.25%             6.15%
INTERNATIONAL SMALL CAP GROWTH
 (5)
  For the year ended
    3/31/98...................         19.29          36.31%     11,182,638            1.96%             2.75%
  For the year ended
    3/31/97...................         14.92          14.67%      5,569,084            1.95%             3.76%
  For the year ended
    3/31/96...................         13.15          15.46%      1,055,809            1.95%            10.06%
  For the year ended
    3/31/95*..................         11.51          (7.85%)       610,176            1.95%             9.77%
INTERNATIONAL CORE GROWTH (6)
  For the year ended
    3/31/98+..................         17.01          36.10%     12,664,013            1.96%             3.02%
  For the period ended
    3/31/97*..................         12.73           1.76%          1,642            1.95%          4579.78%
WORLDWIDE GROWTH (2)
  For the year ended
    3/31/98...................         19.33          34.55%     38,647,436            1.86%             2.21%
  For the year ended
    3/31/97...................         16.88          12.51%     24,022,177            1.85%             2.17%
  For the year ended
    3/31/96...................         16.57          19.79%     23,480,586            1.85%             2.17%
  For the year ended
    3/31/95...................         14.29          (0.90%)    22,207,775            1.85%             2.18%
  For the period ended
    3/31/94*..................         14.94          19.52%     20,194,105            1.85%             2.23%

                                                       RATIO OF NET
                                    INVESTMENT       INCOME (DEFICIT)
                                INCOME (DEFICIT) TO         TO
                                    AVERAGE NET         AVERAGE NET
                                   ASSETS, AFTER      ASSETS, BEFORE
                                      EXPENSE             EXPENSE
                                   REIMBURSEMENT       REIMBURSEMENT
                                 AND FEE WAIVER**    AND FEE WAIVER**
------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................           (1.85%)              (1.86%)
  For the year ended
    3/31/97...................           (1.26%)              (1.26%)
  For the year ended
    3/31/96...................           (1.20%)              (1.20%)
  For the year ended
    3/31/95...................           (1.27%)              (1.25%)
  For the period ended
    3/31/94*..................           (1.44%)              (1.51%)
CORE GROWTH (2)
  For the year ended
    3/31/98...................           (1.33%)              (1.41%)
  For the year ended
    3/31/97...................           (1.05%)              (1.01%)
  For the year ended
    3/31/96...................           (0.91%)              (0.89%)
  For the year ended
    3/31/95...................           (0.66%)              (0.70%)
  For the period ended
    3/31/94*..................           (0.68%)              (0.82%)
LARGE CAP GROWTH (3)
  For the year ended
    3/31/98*+.................           (0.87%)              (3.96%)
INCOME & GROWTH (2)
  For the year ended
    3/31/98...................            5.64%                5.48%
  For the year ended
    3/31/97...................            2.83%                2.66%
  For the year ended
    3/31/96...................            3.29%                3.12%
  For the year ended
    3/31/95...................            3.71%                3.55%
  For the period ended
    3/31/94*..................            2.83%                2.59%
BALANCED GROWTH (2)
  For the year ended
    3/31/98...................            3.58%                2.63%
  For the year ended
    3/31/97...................            1.87%                0.73%
  For the year ended
    3/31/96...................            2.16%                0.88%
  For the year ended
    3/31/95...................            1.44%                0.26%
  For the period ended
    3/31/94*..................            1.30%               (0.39%)
GOVERNMENT INCOME (2)
  For the year ended
    3/31/98...................           10.81%                5.84%
  For the year ended
    3/31/97...................            5.52%                0.22%
  For the year ended
    3/31/96...................            5.78%               (0.75%)
  For the year ended
    3/31/95...................            5.18%               (2.12%)
  For the period ended
    3/31/94*..................            3.07%              (16.11%)
MONEY MARKET (2)
  For the year ended
    3/31/98...................           10.34%                9.69%
  For the year ended
    3/31/97...................            4.97%                4.12%
  For the year ended
    3/31/96...................            5.35%                2.77%
  For the year ended
    3/31/95...................            4.60%                2.42%
  For the period ended
    3/31/94*..................            1.85%             (320.85%)
EMERGING COUNTRIES (4)
  For the year ended
    3/31/98...................            0.55%                0.33%
  For the year ended
    3/31/97...................           (1.14%)              (2.00%)
  For the year ended
    3/31/96...................           (0.35%)              (3.61%)
  For the period ended
    3/31/95*..................            1.09%               (4.99%)
INTERNATIONAL SMALL CAP GROWTH
 (5)
  For the year ended
    3/31/98...................           (1.56%)              (2.35%)
  For the year ended
    3/31/97...................           (1.05%)              (2.82%)
  For the year ended
    3/31/96...................           (0.27%)              (7.75%)
  For the year ended
    3/31/95*..................           (0.07%)              (7.89%)
INTERNATIONAL CORE GROWTH (6)
  For the year ended
    3/31/98+..................           (0.45%)              (1.51%)
  For the period ended
    3/31/97*..................            0.00%            (4576.87%)
WORLDWIDE GROWTH (2)
  For the year ended
    3/31/98...................           (0.69%)              (1.04%)
  For the year ended
    3/31/97...................           (0.93%)              (1.18%)
  For the year ended
    3/31/96...................           (0.35%)              (0.61%)
  For the year ended
    3/31/95...................           (0.42%)              (0.75%)
  For the period ended
    3/31/94*..................           (0.69%)              (1.07%)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------
SERIES B PORTFOLIOS

                                 NET ASSET       NET       NET REALIZED    DISTRIBUTIONS
                                 VALUES AT   INVESTMENT   AND UNREALIZED     FROM NET     DISTRIBUTIONS
                                 BEGINNING     INCOME     GAINS (LOSSES)    INVESTMENT        FROM
                                 OF PERIOD    (DEFICIT)   ON INVESTMENTS      INCOME      CAPITAL GAINS
-------------------------------------------------------------------------------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................   $   15.51    $   (0.27)     $    7.29              --             --
  For the year ended
    3/31/97...................       16.69        (0.21)         (0.97)             --             --
  For the period ended
    3/31/96*..................       12.50        (0.14)          4.33              --             --
CORE GROWTH (1)
  For the year ended
    3/31/98...................       16.33        (0.25)          6.74              --      $   (1.27)
  For the year ended
    3/31/97...................       16.25        (0.17)          0.25              --             --
  For the period ended
    3/31/96*..................       12.50        (0.09)          3.84              --             --
LARGE CAP GROWTH (2)
  For the period ended
    3/31/98*++................       12.50        (0.07)          3.24              --          (0.03)
INCOME & GROWTH (1)
  For the year ended
    3/31/98...................       16.60         0.32           4.65       $   (0.32)         (0.69)
  For the year ended
    3/31/97...................       14.96         0.31           1.64           (0.31)            --
  For the period ended
    3/31/96*..................       12.50         0.24           2.46           (0.24)            --
BALANCED GROWTH (1)
  For the year ended
    3/31/98+..................       14.88         0.15           5.58           (0.15)         (0.39)
  For the year ended
    3/31/97...................       14.18         0.17           0.70           (0.17)            --
  For the period ended
    3/31/96*..................       12.50         0.12           1.68           (0.12)            --
GOVERNMENT INCOME (1)
  For the year ended
    3/31/98+..................       12.13         0.60           0.88           (0.60)         (0.15)
  For the year ended
    3/31/97...................       12.53         0.56          (0.28)          (0.56)         (0.12)
  For the period ended
    3/31/96*..................       12.50         0.48           0.04           (0.48)         (0.01)
EMERGING COUNTRIES (1)
  For the year ended
    3/31/98+..................       17.29        (0.07)          1.26              --          (0.84)
  For the year ended
    3/31/97...................       14.02        (0.11)          3.47              --          (0.09)
  For the period ended
    3/31/96*..................       12.50        (0.04)          1.56              --             --
INTERNATIONAL SMALL CAP GROWTH
 (1)
  For the year ended
    3/31/98...................       15.89        (0.15)          5.56              --          (1.14)
  For the year ended
    3/31/97...................       13.96        (0.15)          2.09           (0.01)            --
  For the period ended
    3/31/96*..................       12.50        (0.02)          1.48              --             --
INTERNATIONAL CORE GROWTH (3)
  For the year ended
    3/31/98++.................       12.68        (0.11)          4.66              --          (0.13)
  For the period ended
    3/31/97*..................       12.50           --           0.18              --             --
WORLDWIDE GROWTH (1)
  For the year ended
    3/31/98+..................       16.02        (0.17)          5.44              --          (1.19)
  For the year ended
    3/31/97...................       14.34        (0.14)          1.82              --             --
  For the period ended
    3/31/96*..................       12.50        (0.05)          1.89              --             --

--------------------
(1) Commenced operations on May 31, 1995.
(2) Commenced operations on July 15, 1997.
(3) Commenced operations on February 28, 1997.
 * Annualized
 ** Includes expenses allocated from the Master Trust Funds. See Notes to Funds' Financial Statements for amounts.
 + The total returns of these portfolios were linked to the total returns, after adjusting for the expenses and sales charge, of Portfolios A (the "Linking Portfolios") of their respective series of the Nicholas-Applegate Mutual Funds. Without linking to the Linking Portfolios, the total returns for the fiscal year ended March 31, 1998 of Balanced Growth, Government Income, Emerging Countries and Worldwide Growth would have been 38.79%, 12.51%, 2.02% and 25.47%, respectively.
 ++ The total returns of these portfolios were linked to the total returns, after adjusting for the expenses and sales charge, of the Institutional Portfolios (the "Linking Portfolios") of their respective series of the Nicholas-Applegate Mutual Funds. Without linking to the Linking Portfolios, the total returns for the fiscal year ended March 31, 1998 of Large Cap Growth and International Core Growth would have been 25.12% and 34.78%, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                                                    RATIO OF NET
                                                                                                                     INVESTMENT
                                                                                 RATIO OF           RATIO OF      INCOME (DEFICIT)
                                                                                EXPENSES TO       EXPENSES TO            TO
                                                                                AVERAGE NET       AVERAGE NET        AVERAGE NET
                                                               NET ASSETS      ASSETS, AFTER     ASSETS, BEFORE     ASSETS, AFTER
                                  NET ASSET                        AT             EXPENSE           EXPENSE            EXPENSE
                                  VALUES AT        TOTAL         END OF        REIMBURSEMENT     REIMBURSEMENT      REIMBURSEMENT
                                END OF PERIOD     RETURN         PERIOD      AND FEE WAIVER**   AND FEE WAIVER**  AND FEE WAIVER**
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................    $   22.53         45.26%    $55,215,261             2.62%              2.63%            (2.59%)
  For the year ended
    3/31/97...................        15.51         (7.07%)    28,029,591             2.61%              2.73%            (2.13%)
  For the period ended
    3/31/96*..................        16.69         33.52%     13,625,738             2.58%              3.26%            (2.09%)
CORE GROWTH (1)
  For the year ended
    3/31/98...................        21.55         40.84%     46,805,761             2.22%              2.21%            (1.99%)
  For the year ended
    3/31/97...................        16.33         (0.49%)    29,002,393             2.25%              2.66%            (1.69%)
  For the period ended
    3/31/96*..................        16.25         30.00%     11,185,978             2.22%              3.39%            (1.61%)
LARGE CAP GROWTH (2)
  For the period ended
    3/31/98*++................        15.64         61.08%      3,186,975             2.25%              4.78%            (1.36%)
INCOME & GROWTH (1)
  For the year ended
    3/31/98...................        20.56         30.51%     36,725,044             2.22%              2.33%             5.04%
  For the year ended
    3/31/97...................        16.60         13.01%     12,739,703             2.25%              3.19%             2.29%
  For the period ended
    3/31/96*..................        14.96         21.72%      2,125,077             2.25%              7.08%             2.59%
BALANCED GROWTH (1)
  For the year ended
    3/31/98+..................        20.07         38.79%      4,254,473             2.26%              2.71%             2.99%
  For the year ended
    3/31/97...................        14.88          6.10%      2,132,890             2.25%              6.44%             1.25%
  For the period ended
    3/31/96*..................        14.18         14.45%        672,934             2.25%             13.05%             1.38%
GOVERNMENT INCOME (1)
  For the year ended
    3/31/98+..................        12.86         12.51%      3,077,623             1.31%              4.77%            10.15%
  For the year ended
    3/31/97...................        12.13          2.30%      1,344,705             1.29%              8.33%             5.20%
  For the period ended
    3/31/96*..................        12.53          4.16%        127,528             1.33%             86.12%             5.14%
EMERGING COUNTRIES (1)
  For the year ended
    3/31/98+..................        17.64          7.47%     38,796,047             2.91%              3.06%            (0.20%)
  For the year ended
    3/31/97...................        17.29         24.00%     24,557,521             2.90%              3.66%            (1.77%)
  For the period ended
    3/31/96*..................        14.02         12.16%      3,557,080             2.90%              7.58%            (1.05%)
INTERNATIONAL SMALL CAP GROWTH
 (1)
  For the year ended
    3/31/98...................        20.16         35.73%     12,032,863             2.61%              2.98%            (2.20%)
  For the year ended
    3/31/97...................        15.89         13.96%      5,079,996             2.60%              4.89%            (1.66%)
  For the period ended
    3/31/96*..................        13.96         11.68%      1,486,794             2.60%             16.15%            (0.64%)
INTERNATIONAL CORE GROWTH (3)
  For the year ended
    3/31/98++.................        17.10         35.31%      7,942,045             2.61%              3.04%            (1.32%)
  For the period ended
    3/31/97*..................        12.68          1.44%          1,027             2.59%          16000.25%             0.00%
WORLDWIDE GROWTH (1)
  For the year ended
    3/31/98+..................        20.10         34.03%     10,082,616             2.51%              2.70%            (1.37%)
  For the year ended
    3/31/97...................        16.02         11.72%      5,941,869             2.50%              4.81%            (1.62%)
  For the period ended
    3/31/96*..................        14.34         14.72%      1,972,242             2.50%              9.50%            (1.28%)

                                  RATIO OF NET
                                   INVESTMENT
                                INCOME (DEFICIT)
                                       TO
                                   AVERAGE NET
                                 ASSETS, BEFORE
                                     EXPENSE
                                  REIMBURSEMENT
                                AND FEE WAIVER**
------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................           (2.60%)
  For the year ended
    3/31/97...................           (2.25%)
  For the period ended
    3/31/96*..................           (2.76%)
CORE GROWTH (1)
  For the year ended
    3/31/98...................           (1.98%)
  For the year ended
    3/31/97...................           (2.10%)
  For the period ended
    3/31/96*..................           (2.77%)
LARGE CAP GROWTH (2)
  For the period ended
    3/31/98*++................           (3.88%)
INCOME & GROWTH (1)
  For the year ended
    3/31/98...................            4.93%
  For the year ended
    3/31/97...................            1.32%
  For the period ended
    3/31/96*..................           (2.22%)
BALANCED GROWTH (1)
  For the year ended
    3/31/98+..................            2.54%
  For the year ended
    3/31/97...................           (2.67%)
  For the period ended
    3/31/96*..................           (8.86%)
GOVERNMENT INCOME (1)
  For the year ended
    3/31/98+..................            6.68%
  For the year ended
    3/31/97...................           (0.36%)
  For the period ended
    3/31/96*..................          (67.73%)
EMERGING COUNTRIES (1)
  For the year ended
    3/31/98+..................           (0.35%)
  For the year ended
    3/31/97...................           (2.55%)
  For the period ended
    3/31/96*..................           (5.44%)
INTERNATIONAL SMALL CAP GROWTH
 (1)
  For the year ended
    3/31/98...................           (2.57%)
  For the year ended
    3/31/97...................           (3.91%)
  For the period ended
    3/31/96*..................          (13.26%)
INTERNATIONAL CORE GROWTH (3)
  For the year ended
    3/31/98++.................           (1.76%)
  For the period ended
    3/31/97*..................       (15998.21%)
WORLDWIDE GROWTH (1)
  For the year ended
    3/31/98+..................           (1.57%)
  For the year ended
    3/31/97...................           (3.87%)
  For the period ended
    3/31/96*..................           (8.12%)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------
SERIES C PORTFOLIOS

                                 NET ASSET        NET        NET REALIZED     DISTRIBUTIONS
                                 VALUES AT    INVESTMENT    AND UNREALIZED      FROM NET       DISTRIBUTIONS
                                 BEGINNING      INCOME      GAINS (LOSSES)     INVESTMENT          FROM
                                 OF PERIOD     (DEFICIT)    ON INVESTMENTS       INCOME        CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................   $   14.69     $   (0.38)      $    6.84               --        $   (2.53)
  For the year ended
    3/31/97...................       17.62         (0.31)          (0.63)              --            (1.99)
  For the year ended
    3/31/96...................       12.96         (0.29)           5.03               --            (0.08)
  For the year ended
    3/31/95...................       12.07         (0.22)           1.11               --               --
  For the period ended
    3/31/94*..................       12.50         (0.06)          (0.37)              --               --
CORE GROWTH (2)
  For the year ended
    3/31/98...................       16.48         (0.28)           6.26               --            (5.31)
  For the year ended
    3/31/97...................       18.06         (0.32)           0.62               --            (1.88)
  For the year ended
    3/31/96...................       13.45         (0.27)           4.88               --               --
  For the year ended
    3/31/95...................       13.18         (0.17)           0.44               --               --
  For the period ended
    3/31/94*..................       12.50         (0.11)           0.80               --            (0.01)
LARGE CAP GROWTH (3)
  For the year ended
    3/31/98*+.................       12.50         (0.05)           3.24               --            (0.06)
INCOME & GROWTH (2)
  For the year ended
    3/31/98...................       17.05          0.34            4.60        $   (0.34)           (2.10)
  For the year ended
    3/31/97...................       15.89          0.37            1.66            (0.37)           (0.50)
  For the year ended
    3/31/96...................       13.03          0.40            2.86            (0.40)              --
  For the year ended
    3/31/95...................       14.28          0.41           (0.89)           (0.41)           (0.36)
  For the period ended
    3/31/94*..................       12.50          0.24            2.11            (0.24)           (0.33)
BALANCED GROWTH (2)
  For the year ended
    3/31/98...................       15.59          0.15            5.71            (0.15)           (1.40)
  For the year ended
    3/31/97...................       16.20          0.21            0.85            (0.21)           (1.46)
  For the year ended
    3/31/96...................       13.76          0.24            2.44            (0.24)              --
  For the year ended
    3/31/95...................       13.54          0.11            0.22            (0.11)              --
  For the period ended
    3/31/94*..................       12.50          0.08            1.04            (0.08)              --
GOVERNMENT INCOME (2)
  For the year ended
    3/31/98...................       12.29          0.62            0.88            (0.62)              --
  For the year ended
    3/31/97...................       12.63          0.62           (0.34)           (0.62)              --
  For the year ended
    3/31/96...................       12.27          0.77            0.36            (0.77)              --
  For the year ended
    3/31/95...................       12.56          0.63           (0.28)           (0.63)           (0.01)
  For the period ended
    3/31/94*..................       12.50          0.25            0.29            (0.25)           (0.23)
EMERGING COUNTRIES (4)
  For the year ended
    3/31/98...................       16.81         (0.12)           1.26               --            (0.97)
  For the year ended
    3/31/97...................       13.71         (0.10)           3.37               --            (0.17)
  For the year ended
    3/31/96...................       10.79         (0.05)           2.97               --               --
  For the period ended
    3/31/95*..................       12.50            --           (1.70)           (0.01)              --
INTERNATIONAL SMALL CAP GROWTH
 (5)
  For the year ended
    3/31/98...................       14.87         (0.11)           5.09               --            (1.32)
  For the year ended
    3/31/97...................       13.05         (0.16)           1.98               --               --
  For the year ended
    3/31/96...................       11.32          0.01            1.72               --               --
  For the year ended
    3/31/95*..................       12.50         (0.04)          (1.12)           (0.02)              --
INTERNATIONAL CORE GROWTH (6)
  For the year ended
    3/31/98+..................       12.68         (0.07)           4.55               --               --
  For the period ended
    3/31/97*..................       12.50            --            0.18               --               --
WORLDWIDE GROWTH (2)
  For the year ended
    3/31/98...................       16.92         (0.19)           5.41               --            (3.09)
  For the year ended
    3/31/97...................       16.76         (0.28)           2.23               --            (1.79)
  For the year ended
    3/31/96...................       14.44         (0.21)           2.92            (0.01)           (0.38)
  For the year ended
    3/31/95...................       14.86         (0.15)          (0.08)              --            (0.19)
  For the period ended
    3/31/94*..................       12.50         (0.09)           2.45               --               --

--------------------
(1) Commenced operations on December 27, 1993.
(2) Commenced operations on April 19, 1993.
(3) Commenced operations on July 15, 1997.
(4) Commenced operations on November 28, 1994.
(5) Commenced operations on August 31, 1994.
(6) Commenced operations on February 28, 1997.
 * Annualized
 ** Includes expenses allocated from the Master Trust Funds. See Notes fo Funds' Financial Statements for amounts.
 + The total returns of these portfolios were linked to the total returns, after adjusting for the expenses and sales charge, of the Institutional Portfolios (the "Linking Portfolios") of their respective series of the Nicholas-Applegate Mutual Funds. Without linking to the Linking Portfolios, the total returns for the fiscal year ended March 31, 1998 of Large Cap Growth and International Core Growth would have been 25.04% and 35.33%, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                   RATIO OF            RATIO OF
                                                                                  EXPENSES TO         EXPENSES TO
                                                                                  AVERAGE NET         AVERAGE NET
                                                                 NET ASSETS      ASSETS, AFTER      ASSETS, BEFORE
                                   NET ASSET                         AT             EXPENSE             EXPENSE
                                   VALUES AT         TOTAL         END OF        REIMBURSEMENT       REIMBURSEMENT
                                 END OF PERIOD      RETURN         PERIOD      AND FEE WAIVER**    AND FEE WAIVER**
--------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................     $   18.62          45.40%    2$25,024,687            2.57%               2.59%
  For the year ended
    3/31/97...................         14.69          (6.81%)   182,906,982             2.35%               2.35%
  For the year ended
    3/31/96...................         17.62          37.18%    207,332,005             2.35%               2.35%
  For the year ended
    3/31/95...................         12.96           7.37%    157,292,246             2.44%               2.44%
  For the period ended
    3/31/94*..................         12.07          (3.44%)   142,874,310             2.34%               2.34%
CORE GROWTH (2)
  For the year ended
    3/31/98...................         17.15          40.95%    166,849,424             2.27%               2.33%
  For the year ended
    3/31/97...................         16.48           0.56%    157,501,096             2.14%               2.17%
  For the year ended
    3/31/96...................         18.06          34.28%    177,461,331             2.14%               2.14%
  For the year ended
    3/31/95...................         13.45           2.05%    143,389,656             2.24%               2.24%
  For the period ended
    3/31/94*..................         13.18           5.54%    141,488,561             2.17%               2.17%
LARGE CAP GROWTH (3)
  For the year ended
    3/31/98*+.................         15.63          61.38%        959,564             2.25%               7.79%
INCOME & GROWTH (2)
  For the year ended
    3/31/98...................         19.55          30.22%     81,560,539             2.22%               2.31%
  For the year ended
    3/31/97...................         17.05          12.91%     62,143,307             2.25%               2.29%
  For the year ended
    3/31/96...................         15.89          25.24%     58,997,309             2.25%               2.28%
  For the year ended
    3/31/95...................         13.03          (3.26%)    61,791,573             2.25%               2.29%
  For the period ended
    3/31/94*..................         14.28          18.76%     69,264,807             2.22%               2.23%
BALANCED GROWTH (2)
  For the year ended
    3/31/98...................         19.90          38.35%     20,784,083             2.26%               2.68%
  For the year ended
    3/31/97...................         15.59           6.05%     16,990,094             2.25%               2.83%
  For the year ended
    3/31/96...................         16.20          19.58%     16,586,339             2.25%               3.01%
  For the year ended
    3/31/95...................         13.76           2.47%     16,469,510             2.25%               2.60%
  For the period ended
    3/31/94*..................         13.54           8.91%     16,248,130             2.24%               2.73%
GOVERNMENT INCOME (2)
  For the year ended
    3/31/98...................         13.17          12.43%      4,665,473             1.31%               3.77%
  For the year ended
    3/31/97...................         12.29           2.29%      3,694,341             1.30%               4.98%
  For the year ended
    3/31/96...................         12.63           9.20%      2,968,287             1.33%               5.77%
  For the year ended
    3/31/95...................         12.27           2.96%      4,278,140             1.50%               2.67%
  For the period ended
    3/31/94*..................         12.56           4.28%      7,345,300             1.50%               3.86%
EMERGING COUNTRIES (4)
  For the year ended
    3/31/98...................         16.98           7.47%     36,986,452             2.91%               3.09%
  For the year ended
    3/31/97...................         16.81          23.94%     29,375,971             2.90%               3.12%
  For the year ended
    3/31/96...................         13.71          27.30%      4,344,744             2.90%               6.23%
  For the period ended
    3/31/95*..................         10.79         (13.64%)        59,366             2.90%             242.59%
INTERNATIONAL SMALL CAP GROWTH
 (5)
  For the year ended
    3/31/98...................         18.53          35.63%      8,013,950             2.61%               3.38%
  For the year ended
    3/31/97...................         14.87          13.98%      3,592,314             2.60%               3.95%
  For the year ended
    3/31/96...................         13.05          15.30%        933,422             2.60%              16.15%
  For the year ended
    3/31/95*..................         11.32          (9.25%)        24,066             2.61%              75.37%
INTERNATIONAL CORE GROWTH (6)
  For the year ended
    3/31/98+..................         17.16          35.25%      3,517,041             2.61%               5.10%
  For the period ended
    3/31/97*..................         12.68           1.44%         43,075             2.41%              25.55%
WORLDWIDE GROWTH (2)
  For the year ended
    3/31/98...................         19.05          33.72%     84,292,423             2.51%               2.77%
  For the year ended
    3/31/97...................         16.92          11.81%     70,344,561             2.50%               2.61%
  For the year ended
    3/31/96...................         16.76          18.95%     71,155,027             2.50%               2.57%
  For the year ended
    3/31/95...................         14.44          (1.49%)    71,200,715             2.50%               2.57%
  For the period ended
    3/31/94*..................         14.86          18.88%     66,576,743             2.44%               2.44%

                                                       RATIO OF NET
                                INCOME (DEFICIT) TO         TO
                                    AVERAGE NET         AVERAGE NET
                                   ASSETS, AFTER      ASSETS, BEFORE
                                      EXPENSE             EXPENSE
                                   REIMBURSEMENT       REIMBURSEMENT
                                 AND FEE WAIVER**    AND FEE WAIVER**
------------------------------
EMERGING GROWTH (1)
  For the year ended
    3/31/98...................           (2.53%)             (2.55%)
  For the year ended
    3/31/97...................           (1.89%)             (1.89%)
  For the year ended
    3/31/96...................           (1.81%)             (1.81%)
  For the year ended
    3/31/95...................           (1.85%)             (1.85%)
  For the period ended
    3/31/94*..................           (2.04%)             (2.04%)
CORE GROWTH (2)
  For the year ended
    3/31/98...................           (2.01%)             (2.07%)
  For the year ended
    3/31/97...................           (1.59%)             (1.62%)
  For the year ended
    3/31/96...................           (1.47%)             (1.47%)
  For the year ended
    3/31/95...................           (1.30%)             (1.30%)
  For the period ended
    3/31/94*..................           (1.30%)             (1.30%)
LARGE CAP GROWTH (3)
  For the year ended
    3/31/98*+.................           (1.49%)             (7.03%)
INCOME & GROWTH (2)
  For the year ended
    3/31/98...................            4.99%               4.91%
  For the year ended
    3/31/97...................            2.18%               2.11%
  For the year ended
    3/31/96...................            2.64%               2.61%
  For the year ended
    3/31/95...................            3.05%               3.01%
  For the period ended
    3/31/94*..................            2.28%               2.27%
BALANCED GROWTH (2)
  For the year ended
    3/31/98...................            2.93%               2.51%
  For the year ended
    3/31/97...................            1.23%               0.91%
  For the year ended
    3/31/96...................            1.53%               1.19%
  For the year ended
    3/31/95...................            0.83%               0.48%
  For the period ended
    3/31/94*..................            0.61%               0.12%
GOVERNMENT INCOME (2)
  For the year ended
    3/31/98...................           10.25%               7.79%
  For the year ended
    3/31/97...................            5.10%               2.89%
  For the year ended
    3/31/96...................            5.46%               3.13%
  For the year ended
    3/31/95...................            4.58%               3.41%
  For the period ended
    3/31/94*..................            2.70%               0.34%
EMERGING COUNTRIES (4)
  For the year ended
    3/31/98...................           (0.26%)             (0.45%)
  For the year ended
    3/31/97...................           (1.75%)             (1.99%)
  For the year ended
    3/31/96...................           (1.06%)             (4.15%)
  For the period ended
    3/31/95*..................           (0.04%)           (239.73%)
INTERNATIONAL SMALL CAP GROWTH
 (5)
  For the year ended
    3/31/98...................           (2.18%)             (2.95%)
  For the year ended
    3/31/97...................           (1.67%)             (2.99%)
  For the year ended
    3/31/96...................           (1.02%)            (13.95%)
  For the year ended
    3/31/95*..................           (0.76%)            (73.52%)
INTERNATIONAL CORE GROWTH (6)
  For the year ended
    3/31/98+..................           (1.27%)             (3.76%)
  For the period ended
    3/31/97*..................           (0.07%)           (291.20%)
WORLDWIDE GROWTH (2)
  For the year ended
    3/31/98...................           (1.34%)             (1.60%)
  For the year ended
    3/31/97...................           (1.57%)             (1.62%)
  For the year ended
    3/31/96...................           (0.99%)             (1.00%)
  For the year ended
    3/31/95...................           (1.06%)             (1.13%)
  For the period ended
    3/31/94*..................           (1.24%)             (1.24%)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
-------------------------------------------------------------------------------
SERIES A PORTFOLIOS

                                            EMERGING          CORE        LARGE CAP     INCOME &
                                             GROWTH          GROWTH        GROWTH        GROWTH
                                          --------------------------------------------------------
ASSETS
  Investments in Master Trust Fund, at
    value*..............................  $ 202,155,491   $  90,729,761   $4,749,153  $ 47,304,212
  Receivable for shares of beneficial
    interests sold......................     55,333,500       1,521,063      91,049        355,048
  Receivable for investments sold in
    Master Trust Fund...................        981,062         183,728          --         24,538
  Due from advisor......................             --              --      15,963         26,124
                                          --------------------------------------------------------
    Total assets........................    258,470,053      92,434,552   4,856,165     47,709,922
                                          --------------------------------------------------------
LIABILITIES
  Payable for investments purchased in
    Master Trust Fund...................     55,333,500       1,521,063      91,049        355,048
  Payable for shares of beneficial
    interest repurchased................        981,062         183,728          --         24,538
  Due to advisor........................         14,964          18,455          --             --
  Dividend payable......................             --              --          --            107
  Accrued expenses......................        197,158          92,006      22,693         40,388
                                          --------------------------------------------------------
    Total liabilities...................     56,526,684       1,815,252     113,742        420,081
                                          --------------------------------------------------------
NET ASSETS..............................  $ 201,943,369   $  90,619,300   $4,742,423  $ 47,289,841
                                          --------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $ 130,839,621   $  67,153,367   $4,157,848  $ 36,694,577
  Accumulated undistributed net
    investment (deficit)................     (7,204,017)     (3,165,089)     (8,304)        (1,849)
  Accumulated undistributed net realized
    gain (loss).........................      4,030,207       4,906,831      (5,798)       694,817
  Accumulated undistributed foreign
    exchange gain (loss)................             --              --          --             --
  Net unrealized foreign exchange gain
    (loss)..............................             --              --          --             --
  Net unrealized appreciation on
    investments.........................     74,277,558      21,724,191     598,677      9,902,296
                                          --------------------------------------------------------
    Net assets..........................  $ 201,943,369   $  90,619,300   $4,742,423  $ 47,289,841
                                          --------------------------------------------------------
  Shares of beneficial interest, no par
    value, issued and outstanding
    (unlimited shares authorized).......     10,225,995       4,864,889     301,584      2,473,879
                                          --------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net assets/
    Outstanding shares of beneficial
    interest)...........................  $       19.75   $       18.63   $   15.73   $      19.12
                                          --------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE OF
  $19.75/94.75%, $18.63/94.75%,
    $15.73/94.75%, $19.12/94.75%,
    $19.53/94.75%, $12.89/95.25%, $1.00,
    $17.39/94.75%, $19.29/94.75%,
    $17.01/94.75, $19.33/94.75%,
    respectively).......................  $       20.84   $       19.66   $   16.60   $      20.18
                                          --------------------------------------------------------
* Cost of investments in the Master
  Trust Fund............................  $  89,506,414   $  36,371,897   $4,156,963  $ 24,041,740
                                          --------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                                      INTERNATIONAL
                                           BALANCED      GOVERNMENT       MONEY         EMERGING        SMALL CAP
                                            GROWTH         INCOME         MARKET        COUNTRIES        GROWTH
                                          -------------------------------------------------------------------------
ASSETS
  Investments in Master Trust Fund, at
    value*..............................  $ 6,674,163   $  1,459,326   $124,916,932   $  71,012,604   $  11,185,238
  Receivable for shares of beneficial
    interests sold......................       78,757         53,648             --       1,149,591         137,960
  Receivable for investments sold in
    Master Trust Fund...................          597             --             --         157,964              --
  Due from advisor......................       14,604         14,925         51,609          51,640          20,684
                                          -------------------------------------------------------------------------
    Total assets........................    6,768,121      1,527,899    124,968,541      72,371,799      11,343,882
                                          -------------------------------------------------------------------------
LIABILITIES
  Payable for investments purchased in
    Master Trust Fund...................       78,757         53,648             --       1,149,591         137,960
  Payable for shares of beneficial
    interest repurchased................          597             --             --         157,964              --
  Due to advisor........................           --             --             --              --              --
  Dividend payable......................           --             --          3,690              --              --
  Accrued expenses......................       13,971         11,358        100,566          49,977          23,284
                                          -------------------------------------------------------------------------
    Total liabilities...................       93,325         65,006        104,256       1,357,532         161,244
                                          -------------------------------------------------------------------------
NET ASSETS..............................  $ 6,674,796   $  1,462,893   $124,864,285   $  71,014,267   $  11,182,638
                                          -------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $ 4,683,968   $  1,452,894   $124,863,943   $  67,017,923   $   7,273,648
  Accumulated undistributed net
    investment (deficit)................         (194)          (391)            --        (217,357)       (151,713)
  Accumulated undistributed net realized
    gain (loss).........................      903,270           (400)           342      (4,296,063)        293,780
  Accumulated undistributed foreign
    exchange gain (loss)................       19,730          8,046             --        (255,364)        (75,668)
  Net unrealized foreign exchange gain
    (loss)..............................       (4,003)        (1,706)            --            (112)          2,596
  Net unrealized appreciation on
    investments.........................    1,072,025          4,450             --       8,765,240       3,839,995
                                          -------------------------------------------------------------------------
    Net assets..........................  $ 6,674,796   $  1,462,893   $124,864,285   $  71,014,267   $  11,182,638
                                          -------------------------------------------------------------------------
  Shares of beneficial interest, no par
    value, issued and outstanding
    (unlimited shares authorized).......      341,730        113,451    124,863,943       4,084,631         579,657
                                          -------------------------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net assets/
    Outstanding shares of beneficial
    interest)...........................  $     19.53   $      12.89   $       1.00   $       17.39   $       19.29
                                          -------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE OF
  $19.75/94.75%, $18.63/94.75%,
    $15.73/94.75%, $19.12/94.75%,
    $19.53/94.75%, $12.89/95.25%, $1.00,
    $17.39/94.75%, $19.29/94.75%,
    $17.01/94.75, $19.33/94.75%,
    respectively).......................  $     20.61   $      13.53   $       1.00   $       18.35   $       20.36
                                          -------------------------------------------------------------------------
* Cost of investments in the Master
  Trust Fund............................  $ 3,024,527   $  1,115,098   $124,924,651   $  62,920,782   $   6,530,714
                                          -------------------------------------------------------------------------


                                          INTERNATIONAL   WORLDWIDE
                                          CORE GROWTH      GROWTH
                                          ---------------------------
ASSETS
  Investments in Master Trust Fund, at
    value*..............................  $12,666,831   $  38,654,763
  Receivable for shares of beneficial
    interests sold......................    2,294,124       5,594,639
  Receivable for investments sold in
    Master Trust Fund...................           --          53,413
  Due from advisor......................        7,326          36,109
                                          ---------------------------
    Total assets........................   14,968,281      44,338,924
                                          ---------------------------
LIABILITIES
  Payable for investments purchased in
    Master Trust Fund...................    2,294,123       5,594,639
  Payable for shares of beneficial
    interest repurchased................           --          53,413
  Due to advisor........................           --              --
  Dividend payable......................           --              --
  Accrued expenses......................       10,145          43,436
                                          ---------------------------
    Total liabilities...................    2,304,268       5,691,488
                                          ---------------------------
NET ASSETS..............................  $12,664,013   $  38,647,436
                                          ---------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $11,337,018   $  28,582,957
  Accumulated undistributed net
    investment (deficit)................      (14,085)       (873,652)
  Accumulated undistributed net realized
    gain (loss).........................     (256,789)      3,582,592
  Accumulated undistributed foreign
    exchange gain (loss)................      (11,583)       (133,005)
  Net unrealized foreign exchange gain
    (loss)..............................        3,053           1,687
  Net unrealized appreciation on
    investments.........................    1,606,399       7,486,857
                                          ---------------------------
    Net assets..........................  $12,664,013   $  38,647,436
                                          ---------------------------
  Shares of beneficial interest, no par
    value, issued and outstanding
    (unlimited shares authorized).......      744,465       1,999,475
                                          ---------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net assets/
    Outstanding shares of beneficial
    interest)...........................  $     17.01   $       19.33
                                          ---------------------------
MAXIMUM OFFERING PRICE PER SHARE OF
  $19.75/94.75%, $18.63/94.75%,
    $15.73/94.75%, $19.12/94.75%,
    $19.53/94.75%, $12.89/95.25%, $1.00,
    $17.39/94.75%, $19.29/94.75%,
    $17.01/94.75, $19.33/94.75%,
    respectively).......................  $     17.95   $       20.40
                                          ---------------------------
* Cost of investments in the Master
  Trust Fund............................  $11,267,499   $  19,624,027
                                          ---------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
-------------------------------------------------------------------------------
SERIES B PORTFOLIOS

                                            EMERGING          CORE        LARGE CAP     INCOME &
                                             GROWTH          GROWTH        GROWTH        GROWTH
                                          --------------------------------------------------------
ASSETS
  Investments in Master Trust Fund, at
    value*..............................  $  55,289,975   $  46,888,527   $3,200,965  $ 37,102,882
  Receivable for shares of beneficial
    interest sold.......................        219,462         106,949      22,444        540,432
  Receivable for investments sold in
    Master Trust Fund...................         36,992          74,023          --          6,664
  Due from advisor......................         19,450              --       9,578             --
                                          --------------------------------------------------------
    Total assets........................     55,565,879      47,069,499   3,232,987     37,649,978
                                          --------------------------------------------------------
LIABILITIES
  Payable for investments purchased in
    Master Trust Fund...................        219,462         106,949      22,444        540,432
  Payable for shares of beneficial
    interest repurchased................         36,992          74,023          --          6,664
  Due to advisor........................             --          29,196          --         34,146
  Dividend payable......................             --              --          --            459
  Accrued expenses......................         94,164          53,570      23,568        343,233
                                          --------------------------------------------------------
    Total liabilities...................        350,618         263,738      46,012        924,934
                                          --------------------------------------------------------
NET ASSETS..............................  $  55,215,261   $  46,805,761   $3,186,975  $ 36,725,044
                                          --------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $  42,732,124   $  36,977,437   $2,784,528  $ 31,611,870
  Accumulated undistributed net
    investment (deficit)................     (1,495,951)     (1,080,501)    (13,889)        (1,394)
  Accumulated undistributed net realized
    gain (loss).........................       (135,573)      1,298,619      (2,283)        22,674
  Accumulated undistributed foreign
    exchange gain (loss)................             --              --          --             --
  Net unrealized foreign exchange gain
    (loss)..............................             --              --          --             --
  Net unrealized appreciation on
    investments.........................     14,114,661       9,610,206     418,619      5,091,894
                                          --------------------------------------------------------
    Net assets..........................  $  55,215,261   $  46,805,761   $3,186,975  $ 36,725,044
                                          --------------------------------------------------------
  Shares of beneficial interest, no par
    value, issued and outstanding
    (unlimited shares authorized).......      2,450,788       2,172,318     203,753      1,786,124
                                          --------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net assets/
    Outstanding shares of beneficial
    interest)...........................  $       22.53   $       21.55   $   15.64   $      20.56
                                          --------------------------------------------------------
* Cost of investments in the Master
  Trust Fund............................  $  41,731,151   $  33,677,832   $2,781,126  $ 30,244,427
                                          --------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                       INTERNATIONAL
                                           BALANCED      GOVERNMENT      EMERGING        SMALL CAP     INTERNATIONAL   WORLDWIDE
                                            GROWTH         INCOME        COUNTRIES        GROWTH       CORE GROWTH      GROWTH
                                          ----------------------------------------------------------------------------------------
ASSETS
  Investments in Master Trust Fund, at
    value*..............................  $ 4,295,857   $  3,099,916   $  38,878,774   $  12,074,257   $7,991,836    $  10,146,690
  Receivable for shares of beneficial
    interest sold.......................       26,506            327          69,416          89,870      215,130           57,493
  Receivable for investments sold in
    Master Trust Fund...................          200          7,040          54,316           3,618           --            1,416
  Due from advisor......................           --         25,265              --              --           --               --
                                          ----------------------------------------------------------------------------------------
    Total assets........................    4,322,563      3,132,548      39,002,506      12,167,745    8,206,966       10,205,599
                                          ----------------------------------------------------------------------------------------
LIABILITIES
  Payable for investments purchased in
    Master Trust Fund...................       26,506            327          69,416          89,870      215,130           57,493
  Payable for shares of beneficial
    interest repurchased................          200          7,040          54,316           3,618           --            1,416
  Due to advisor........................       22,960             --          24,923          19,415       38,250           38,121
  Dividend payable......................           --             --              --              --           --               --
  Accrued expenses......................       18,424         47,558          57,804          21,979       11,541           25,953
                                          ----------------------------------------------------------------------------------------
    Total liabilities...................       68,090         54,925         206,459         134,882      264,921          122,983
                                          ----------------------------------------------------------------------------------------
NET ASSETS..............................  $ 4,254,473   $  3,077,623   $  38,796,047   $  12,032,863   $7,942,045    $  10,082,616
                                          ----------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $ 3,376,122   $  3,007,282   $  36,975,253   $   9,588,245   $6,997,523    $   7,984,098
  Accumulated undistributed net
    investment (deficit)................          (68)          (922)       (488,301)       (196,907)     (50,638)        (178,521)
  Accumulated undistributed net realized
    gain (loss).........................      357,622         51,771      (2,543,829)        123,955     (215,830)         610,225
  Accumulated undistributed foreign
    exchange gain (loss)................        9,722         12,807        (159,664)        (61,230)     (14,612)         (39,704)
  Net unrealized foreign exchange gain
    (loss)..............................       (1,926)        (3,554)           (105)          4,070        2,412              610
  Net unrealized appreciation on
    investments.........................      513,001         10,239       5,012,693       2,574,730    1,223,190        1,705,908
                                          ----------------------------------------------------------------------------------------
    Net assets..........................  $ 4,254,473   $  3,077,623   $  38,796,047   $  12,032,863   $7,942,045    $  10,082,616
                                          ----------------------------------------------------------------------------------------
  Shares of beneficial interest, no par
    value, issued and outstanding
    (unlimited shares authorized).......      211,963        239,319       2,199,764         596,828      464,480          501,687
                                          ----------------------------------------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net assets/
    Outstanding shares of beneficial
    interest)...........................  $     20.07   $      12.86   $       17.64   $       20.16   $    17.10    $       20.10
                                          ----------------------------------------------------------------------------------------
* Cost of investments in the Master
  Trust Fund............................  $ 3,228,848   $  2,834,417   $  34,663,592   $   8,924,805   $6,956,200    $   7,336,009
                                          ----------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 1998
-------------------------------------------------------------------------------
SERIES C PORTFOLIOS

                                            EMERGING          CORE          LARGE CAP       INCOME &
                                             GROWTH          GROWTH          GROWTH          GROWTH
                                          -------------------------------------------------------------
ASSETS
  Investments in Master Trust Fund, at
    value*..............................  $ 225,380,879   $ 167,160,004   $     962,541   $  81,682,723
  Receivable for shares of beneficial
    interests sold......................        238,830         186,880          12,464         759,050
  Receivable for investments sold in
    Master Trust Fund...................        484,684         773,136              --         169,939
  Due from advisor......................          9,299              --           8,557              --
                                          -------------------------------------------------------------
    Total assets........................    226,113,692     168,120,020         983,562      82,611,712
                                          -------------------------------------------------------------
LIABILITIES
  Payable for investments purchased in
    Master Trust Fund...................        238,830         186,880          12,464         759,050
  Payable for shares of beneficial
    interest repurchased................        484,684         773,136              --         169,939
  Due to advisor........................             --          21,216              --           4,322
  Dividend payable......................             --              --              --           1,039
  Accrued expenses......................        365,491         289,364          11,534         116,823
                                          -------------------------------------------------------------
    Total liabilities...................      1,089,005       1,270,596          23,998       1,051,173
                                          -------------------------------------------------------------
NET ASSETS..............................  $ 225,024,687   $ 166,849,424   $     959,564   $  81,560,539
                                          -------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $ 157,040,221   $ 126,937,812   $     837,152   $  61,920,779
  Accumulated undistributed net
    investment (deficit)................    (15,093,475)    (11,087,022)         (3,260)         (2,498)
  Accumulated undistributed net realized
    gain (loss).........................      3,742,484      10,556,135           3,290       1,362,414
  Accumulated undistributed foreign
    exchange gain (loss)................             --              --              --              --
  Net unrealized foreign exchange gain
    (loss)..............................             --              --              --              --
  Net unrealized appreciation on
    investments.........................     79,335,457      40,442,499         122,382      18,279,844
                                          -------------------------------------------------------------
    Net assets..........................  $ 225,024,687   $ 166,849,424   $     959,564   $  81,560,539
                                          -------------------------------------------------------------
  Shares of beneficial interest, no par
    value, issued and outstanding
    (unlimited shares authorized).......     12,085,381       9,726,149          61,404       4,171,144
                                          -------------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net assets/
    Outstanding shares of beneficial
    interest)...........................  $       18.62   $       17.15   $       15.63   $       19.55
                                          -------------------------------------------------------------
* Cost of investments in the Master
  Trust Fund............................  $  93,040,743   $  56,335,209   $     836,391   $  38,633,981
                                          -------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                INTERNATIONAL
                                          BALANCED    GOVERNMENT    EMERGING     SMALL CAP   INTERNATIONAL  WORLDWIDE
                                           GROWTH       INCOME      COUNTRIES     GROWTH     CORE GROWTH     GROWTH
                                         -----------------------------------------------------------------------------
ASSETS
  Investments in Master Trust Fund, at
    value*.............................. $20,811,648  $ 4,674,546  $37,053,581  $8,015,690   $3,532,562   $ 84,394,983
  Receivable for shares of beneficial
    interests sold......................     224,983        1,694      174,496    140,560       241,715         41,689
  Receivable for investments sold in
    Master Trust Fund...................     190,675       45,984      215,230     50,314            --        161,095
  Due from advisor......................          --        9,291       19,359     13,095        12,944         56,656
                                         -----------------------------------------------------------------------------
    Total assets........................  21,227,306    4,731,515   37,462,666  8,219,659     3,787,221     84,654,423
                                         -----------------------------------------------------------------------------
LIABILITIES
  Payable for investments purchased in
    Master Trust Fund...................     224,983        1,694      174,496    140,560       241,715         41,689
  Payable for shares of beneficial
    interest repurchased................     190,675       45,984      215,230     50,314            --        161,095
  Due to advisor........................       1,771           --           --         --            --             --
  Dividend payable......................          --           --           --         --            --             --
  Accrued expenses......................      25,794       18,364       86,488     14,835        28,465        159,216
                                         -----------------------------------------------------------------------------
    Total liabilities...................     443,223       66,042      476,214    205,709       270,180        362,000
                                         -----------------------------------------------------------------------------
NET ASSETS.............................. $20,784,083  $ 4,665,473  $36,986,452  $8,013,950   $3,517,041   $ 84,292,423
                                         -----------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital....................... $14,334,478  $ 4,622,636  $35,514,648  $6,390,720   $3,183,799   $ 60,901,504
  Accumulated undistributed net
    investment (deficit)................        (327)      (1,957)    (586,713)  (136,403  )    (15,363 )   (4,102,024)
  Accumulated undistributed net realized
    gain (loss).........................   3,011,472       11,149   (2,652,351)   108,242      (110,644 )    9,204,744
  Accumulated undistributed foreign
    exchange gain (loss)................      63,721       25,686     (179,756)   (39,883  )     (3,723 )      146,128
  Net unrealized foreign exchange gain
    (loss)..............................     (12,846)     (12,945)        (133)     2,303         1,064          4,216
  Net unrealized appreciation on
    investments.........................   3,387,585       20,904    4,890,757  1,688,971       461,908     18,137,855
                                         -----------------------------------------------------------------------------
    Net assets.......................... $20,784,083  $ 4,665,473  $36,986,452  $8,013,950   $3,517,041   $ 84,292,423
                                         -----------------------------------------------------------------------------
  Shares of beneficial interest, no par
    value, issued and outstanding
    (unlimited shares authorized).......   1,044,468      354,273    2,178,043    432,494       204,944      4,424,490
                                         -----------------------------------------------------------------------------
COMPUTATION OF
  Net asset value per share of
    beneficial interest (Net assets/
    Outstanding shares of beneficial
    interest)........................... $     19.90  $     13.17  $     16.98  $   18.53    $    17.16   $      19.05
                                         -----------------------------------------------------------------------------
* Cost of investments in the Master
  Trust Fund............................ $ 9,602,389  $ 3,490,107  $32,490,039  $5,894,456   $3,183,799   $ 34,636,454
                                         -----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
-------------------------------------------------------------------------------
SERIES A PORTFOLIOS

                                            EMERGING          CORE        LARGE CAP     INCOME &
                                             GROWTH          GROWTH        GROWTH+       GROWTH
                                          --------------------------------------------------------
INVESTMENT INCOME
  Net investment income (deficit) from
    Master Trust Fund...................  $    (900,961)  $    (277,345)  $  (1,571)  $  1,203,544
                                          --------------------------------------------------------
EXPENSES
  Accounting fees.......................        106,989          54,935         646         24,618
  Administration fees...................          5,000           6,542       2,847          7,460
  Audit & tax fees......................         92,476          33,297         313         16,868
  Co-Administration fees................        166,646          85,279       1,026         41,321
  Distribution fees.....................        416,615         213,197       2,564         95,482
  Insurance.............................          9,056           5,146          20          2,287
  Legal fees............................          3,520           3,823         209            702
  Miscellaneous.........................         12,932           6,504          91          3,434
  Organization costs....................          3,863           9,117          --          7,517
  Registration fees -- federal..........          1,965           1,769          --              5
  Registration fees -- state............         11,193           8,222         485          7,349
  Shareholder reporting fees............        122,421          50,184       1,008         17,774
  Shareholder servicing fees............        166,191          85,279       1,026         38,193
  Transfer agent fees...................        147,746          78,636      14,604         53,106
  Trustees' fees........................          1,270           1,270         877          1,270
                                          --------------------------------------------------------
    Total expenses......................      1,267,883         643,200      25,716        317,386
  Less: Reimbursement to (from)
    advisor.............................             --         (19,235)    (18,023)       (41,436)
  Less: Co-Administration fees waived...        (14,068)        (49,105)     (1,026)       (26,243)
  Add: Line of credit commitment fee....         11,630           5,989          66          2,675
                                          --------------------------------------------------------
    Net expenses........................      1,265,445         580,849       6,733        252,382
                                          --------------------------------------------------------
      Net investment income (deficit)...     (2,166,406)       (858,194)     (8,304)       951,162
                                          --------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................     14,713,894      14,329,285      (4,916)     2,263,112
  Net realized foreign exchange gain
    (loss)..............................             --              --          --             --
  Change in net unrealized foreign
    exchange gain (loss)................             --              --          --             --
  Change in net unrealized appreciation
    of investments......................     63,896,806      17,216,631     598,677      7,112,487
                                          --------------------------------------------------------
    Net gain (loss) on investments......     78,610,700      31,545,916     593,761      9,375,599
                                          --------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $  76,444,294   $  30,687,722   $ 585,457   $ 10,326,761
                                          --------------------------------------------------------
-------------
+ Commenced operations on July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                                      INTERNATIONAL
                                           BALANCED      GOVERNMENT                     EMERGING        SMALL CAP
                                            GROWTH         INCOME      MONEY MARKET     COUNTRIES        GROWTH
                                          -------------------------------------------------------------------------
INVESTMENT INCOME
  Net investment income (deficit) from
    Master Trust Fund...................  $   125,607   $    67,585    $  3,089,229   $     343,148   $    (49,701)
                                          -------------------------------------------------------------------------
EXPENSES
  Accounting fees.......................        3,818           773          38,200          35,545          6,170
  Administration fees...................        7,111         4,853           5,000           9,731          5,155
  Audit & tax fees......................        2,489           459          22,550          23,041          2,189
  Co-Administration fees................        5,929         1,190          59,754          55,376          9,643
  Distribution fees.....................       14,822         2,977          89,632         138,439         24,108
  Insurance.............................          360            70           4,916           3,233            530
  Legal fees............................        1,925           171           6,056           5,357          1,397
  Miscellaneous.........................        2,400            25           6,715           3,439            515
  Organization costs....................        6,768         6,506           5,422           4,324             --
  Registration fees -- federal..........           53            --           9,169           7,785          1,146
  Registration fees -- state............        3,136         6,058          15,513          12,683          7,057
  Shareholder reporting fees............        2,492           563          11,895          43,763          5,792
  Shareholder servicing fees............        5,929         1,191          59,754          55,375          9,617
  Transfer agent fees...................       26,384        22,407          47,908          63,114         48,177
  Trustees' fees........................        1,270         1,270           1,270           1,270          1,270
                                          -------------------------------------------------------------------------
    Total expenses......................       84,886        48,513         383,754         462,475        122,766
  Less: Reimbursement to (from)
    advisor.............................      (40,420)      (43,844)       (369,649)        (54,056)       (55,262)
  Less: Co-Administration fees waived...       (5,929)       (1,097)        (18,226)        (48,479)        (9,643)
  Add: Line of credit commitment fee....          415            84           4,121           3,865            665
                                          -------------------------------------------------------------------------
    Net expenses........................       38,952         3,656              --         363,805         58,526
                                          -------------------------------------------------------------------------
      Net investment income (deficit)...       86,655        63,929       3,089,229         (20,657)      (108,227)
                                          -------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................    1,250,244        46,449             666      (3,344,810)       795,420
  Net realized foreign exchange gain
    (loss)..............................       19,730         8,046              --        (223,033)       (64,490)
  Change in net unrealized foreign
    exchange gain (loss)................       (4,003)       (1,706)             --           2,440          3,187
  Change in net unrealized appreciation
    of investments......................      543,858        27,575              --       7,662,903      3,433,741
                                          -------------------------------------------------------------------------
    Net gain (loss) on investments......    1,809,829        80,364             666       4,097,500      4,167,858
                                          -------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $ 1,896,484   $   144,293    $  3,089,895   $   4,076,843   $  4,059,631
                                          -------------------------------------------------------------------------
-------------
+ Commenced operations on July 15, 1997.

                                          INTERNATIONAL   WORLDWIDE
                                          CORE GROWTH      GROWTH
                                          ---------------------------
INVESTMENT INCOME
  Net investment income (deficit) from
    Master Trust Fund...................  $    5,759    $      (2,239)
                                          ---------------------------
EXPENSES
  Accounting fees.......................       2,065           18,970
  Administration fees...................       3,162            8,287
  Audit & tax fees......................         525            3,869
  Co-Administration fees................       3,272           29,444
  Distribution fees.....................       8,179           73,611
  Insurance.............................         132            1,815
  Legal fees............................         417            1,935
  Miscellaneous.........................         563            3,609
  Organization costs....................          --            7,076
  Registration fees -- federal..........          --                8
  Registration fees -- state............       6,501            8,863
  Shareholder reporting fees............       1,796           43,734
  Shareholder servicing fees............       3,272           29,444
  Transfer agent fees...................      19,972           38,678
  Trustees' fees........................       1,270            1,270
                                          ---------------------------
    Total expenses......................      51,126          270,613
  Less: Reimbursement to (from)
    advisor.............................     (28,224)         (52,084)
  Less: Co-Administration fees waived...      (3,272)         (27,141)
  Add: Line of credit commitment fee....         214            2,065
                                          ---------------------------
    Net expenses........................      19,844          193,453
                                          ---------------------------
      Net investment income (deficit)...     (14,085)        (195,692)
                                          ---------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................    (204,310)       5,587,679
  Net realized foreign exchange gain
    (loss)..............................     (11,581)         (90,756)
  Change in net unrealized foreign
    exchange gain (loss)................       3,054            7,316
  Change in net unrealized appreciation
    of investments......................   1,606,379        4,485,372
                                          ---------------------------
    Net gain (loss) on investments......   1,393,542        9,989,611
                                          ---------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $1,379,457    $   9,793,919
                                          ---------------------------
-------------
+ Commenced operations on July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
-------------------------------------------------------------------------------
SERIES B PORTFOLIOS

                                            EMERGING        CORE      LARGE CAP   INCOME &
                                             GROWTH        GROWTH      GROWTH+     GROWTH
                                          --------------------------------------------------
INVESTMENT INCOME
  Net investment income (deficit) from
    Master Trust Fund...................  $   (237,576) $   (130,094) $     124  $   678,392
                                          --------------------------------------------------
EXPENSES
  Accounting fees.......................        27,367        24,465        648       13,607
  Administration fees...................         5,000         2,915      3,944        3,975
  Audit & tax fees......................        15,278         6,282        377        4,170
  Co-Administration fees................        42,715        38,046      1,072       23,484
  Distribution fees.....................       320,365       285,334      8,044      159,116
  Insurance.............................         2,594         2,346         62        1,242
  Legal fees............................         6,007         4,261        254        3,131
  Miscellaneous.........................           873           782        136        1,348
  Organization costs....................           625           625         --          625
  Registration fees -- federal..........        11,477         2,407         --       12,860
  Registration fees -- state............        10,016        10,722        590        6,483
  Shareholder reporting fees............        19,790         1,082        716          685
  Shareholder servicing fees............       106,497        95,112      2,681       53,039
  Transfer agent fees...................        66,745        22,660      8,392       16,472
  Trustees' fees........................         1,270         1,270        877        1,270
                                          --------------------------------------------------
    Total expenses......................       636,619       498,309     27,793      301,507
  Less: Reimbursement to (from)
    advisor.............................        (4,431)       26,155    (12,778)     (10,152)
  Less: Co-Administration fees waived...            --       (21,437)    (1,072)     (14,915)
  Add: Line of credit commitment fee....         2,960         2,655         70        1,460
                                          --------------------------------------------------
    Net expenses........................       635,148       505,682     14,013      277,900
                                          --------------------------------------------------
      Net investment income (deficit)...      (872,724)     (635,776)   (13,889)     400,492
                                          --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................       381,876     3,050,020      1,096      517,879
  Net realized foreign exchange gain
    (loss)..............................            --            --         --           --
  Change in net unrealized foreign
    exchange gain (loss)................            --            --         --           --
  Change in net unrealized appreciation
    of investments......................    14,835,512    10,415,682    418,619    4,675,204
                                          --------------------------------------------------
    Net gain on investments.............    15,217,388    13,465,702    419,715    5,193,083
                                          --------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $ 14,344,664  $ 12,829,926  $ 405,826  $ 5,593,575
                                          --------------------------------------------------
-------------
+ Commenced operations on July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                INTERNATIONAL
                                          BALANCED   GOVERNMENT     EMERGING     SMALL CAP   INTERNATIONAL  WORLDWIDE
                                           GROWTH      INCOME      COUNTRIES      GROWTH     CORE GROWTH    GROWTH
                                          ---------------------------------------------------------------------------
INVESTMENT INCOME
  Net investment income (deficit) from
    Master Trust Fund...................  $  66,794   $ 105,394   $    179,184   $ (40,071)   $  (1,744)  $    (3,694)
                                          ---------------------------------------------------------------------------
EXPENSES
  Accounting fees.......................      1,972       1,261         22,246       5,098        2,453         5,247
  Administration fees...................      3,656       7,419          6,096       4,273        4,089         2,296
  Audit & tax fees......................      1,013         613         13,018       3,563          701           134
  Co-Administration fees................      3,067       1,948         34,702       7,954        3,891         8,171
  Distribution fees.....................     23,003       9,739        260,263      59,657       29,181        61,282
  Insurance.............................        180         119          2,067         481          213           493
  Legal fees............................        442         304          3,788       1,110          584         1,127
  Miscellaneous.........................        499         439          2,364       1,605          526           468
  Organization costs....................        625         625            636         625           --           625
  Registration fees -- federal..........        214         344          4,401         921           75           716
  Registration fees -- state............        575         749         11,523       5,311        6,133         3,834
  Shareholder reporting fees............         15         145          5,390         250        1,891           159
  Shareholder servicing fees............      7,668       4,870         86,754      19,831        9,727        20,427
  Transfer agent fees...................      4,360      27,988         36,794       7,360        1,056         8,764
  Trustees' fees........................      1,270       1,270          1,270       1,270        1,270         1,270
                                          ---------------------------------------------------------------------------
    Total expenses......................     48,559      57,833        491,312     119,309       61,790       115,013
  Less: Reimbursement to (from)
    advisor.............................     (5,621)    (42,251 )       (9,708)    (11,929 )     (9,264 )        (978)
  Less: Co-Administration fees waived...     (3,067)     (1,948 )      (30,482)     (7,954 )     (3,891 )      (7,813)
  Add: Line of credit commitment fee....        213         135          2,423         552          259           570
                                          ---------------------------------------------------------------------------
    Net expenses........................     40,084      13,769        453,545      99,978       48,894       106,792
                                          ---------------------------------------------------------------------------
      Net investment income (deficit)...     26,710      91,625       (274,361)   (140,049 )    (50,638 )    (110,486)
                                          ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................    453,670      70,234     (2,526,329)    551,766     (173,620 )     965,691
  Net realized foreign exchange gain
    (loss)..............................      9,722      12,807       (139,431)    (50,019 )    (14,609 )     (24,660)
  Change in net unrealized foreign
    exchange gain (loss)................     (1,926)     (3,554 )        1,702       4,612        2,412         1,973
  Change in net unrealized appreciation
    of investments......................    458,423      36,785      4,232,568   2,162,717    1,223,177     1,382,445
                                          ---------------------------------------------------------------------------
    Net gain on investments.............    919,889     116,272      1,568,510   2,669,076    1,037,360     2,325,449
                                          ---------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $ 946,599  $  207,897   $  1,294,149  $2,529,027   $  986,722   $ 2,214,963
                                          ---------------------------------------------------------------------------
-------------
+ Commenced operations on July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1998
-------------------------------------------------------------------------------
SERIES C PORTFOLIOS

                                            EMERGING        CORE      LARGE CAP    INCOME &
                                             GROWTH        GROWTH      GROWTH+      GROWTH
                                          ---------------------------------------------------
INVESTMENT INCOME
  Net investment income (deficit) from
    Master Trust Fund...................  $ (1,179,251) $   (526,808) $    (280) $  2,219,470
                                          ---------------------------------------------------
EXPENSES
  Accounting fees.......................       138,274       107,702        141        45,416
  Administration fees...................         5,000        12,829        709        13,863
  Audit & tax fees......................       100,413        80,821        128        30,403
  Co-Administration fees................       214,915       166,961        228        75,929
  Distribution fees.....................     1,611,870     1,252,206      1,711       528,197
  Insurance.............................        13,219        10,295          7         4,316
  Legal fees............................        27,837         6,913         44           708
  Miscellaneous.........................        19,445        14,521         83         5,045
  Organization costs....................         3,862         9,484         --         7,584
  Registration fees -- federal..........         3,495             2         --             4
  Registration fees -- state............        12,646        16,532        394        10,179
  Shareholder reporting fees............       140,458        99,882        175        38,323
  Shareholder servicing fees............       535,822       417,402        570       176,066
  Transfer agent fees...................       280,014       184,384      7,737        48,585
  Trustees' fees........................         1,270         1,270        877         1,270
                                          ---------------------------------------------------
    Total expenses......................     3,108,540     2,381,204     12,804       985,888
  Less: Reimbursement to (from)
    advisor.............................       (28,000)           --     (9,611)      (20,397)
  Less: Co-Administration fees waived...       (15,913)      (96,946)      (228)      (47,119)
  Add: Line of credit commitment fee....        15,084        11,777         15         4,948
                                          ---------------------------------------------------
    Net expenses........................     3,079,711     2,296,035      2,980       923,320
                                          ---------------------------------------------------
    Net investment income (deficit).....    (4,258,962)   (2,822,843)    (3,260)    1,296,150
                                          ---------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................    17,676,088    30,274,794      4,048     4,493,108
  Net realized foreign exchange gain
    (loss)..............................            --            --         --            --
  Change in net unrealized foreign
    exchange gain (loss)................            --            --         --            --
  Change in net unrealized appreciation
    of investments......................    64,509,334    28,924,425    122,382    12,743,454
                                          ---------------------------------------------------
    Net gain on investments.............    82,185,422    59,199,219    126,430    17,236,562
                                          ---------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $ 77,926,460  $ 56,376,376  $ 123,170  $ 18,532,712
                                          ---------------------------------------------------
-------------
+ Commenced operations on July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                  INTERNATIONAL
                                           BALANCED    GOVERNMENT     EMERGING     SMALL CAP   INTERNATIONAL  WORLDWIDE
                                            GROWTH       INCOME      COUNTRIES      GROWTH     CORE GROWTH     GROWTH
                                          ------------------------------------------------------------------------------
INVESTMENT INCOME
  Net investment income (deficit) from
    Master Trust Fund...................  $   408,251   $ 245,188   $    170,368   $ (24,041)   $     142   $    (10,953)
                                          ------------------------------------------------------------------------------
EXPENSES
  Accounting fees.......................       12,451       2,887         24,160       3,184          781         50,952
  Administration fees...................       23,216      17,728          6,634       2,661        1,248         22,317
  Audit & tax fees......................        2,762       1,715         10,560       3,663          203         42,023
  Co-Administration fees................       19,303       4,449         37,683       4,959        1,234         79,015
  Distribution fees.....................      144,771      22,237        282,621      37,193        9,253        592,610
  Insurance.............................        1,197         262          2,260         283           73          4,803
  Legal fees............................        1,224         672          3,925         700          194          8,479
  Miscellaneous.........................        4,275         545          2,778         102          379          6,340
  Organization costs....................        6,914       6,599          1,524          --           --          7,645
  Registration fees -- federal..........          298         216          4,803         672           60             18
  Registration fees -- state............        7,750       8,403         11,502       6,594       16,405         10,077
  Shareholder reporting fees............        5,743       1,172         16,735         260          623         92,514
  Shareholder servicing fees............       48,257      11,119         94,207      12,364        3,085        197,536
  Transfer agent fees...................       20,314       8,292         45,075      20,199       10,143         46,922
  Trustees' fees........................        1,270       1,270          1,270       1,270        1,270          1,270
                                          ------------------------------------------------------------------------------
    Total expenses......................      299,745      87,566        545,737      94,104       44,951      1,162,521
  Less: Reimbursement to (from)
    advisor.............................      (29,506)    (52,424 )      (22,252)    (27,158 )    (28,295 )      (66,616)
  Less: Co-Administration fees waived...      (19,303)     (4,008 )      (33,609)     (4,959 )     (1,234 )      (68,714)
  Add: Line of credit commitment fee....        1,358         312          2,639         345           82          5,567
                                          ------------------------------------------------------------------------------
    Net expenses........................      252,294      31,446        492,515      62,332       15,504      1,032,758
                                          ------------------------------------------------------------------------------
    Net investment income (deficit).....      155,957     213,742       (322,147)    (86,373 )    (15,362 )   (1,043,711)
                                          ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................    3,912,158     165,123     (2,508,576)    434,736     (110,382 )   14,707,865
  Net realized foreign exchange gain
    (loss)..............................       63,721      25,686       (153,180)    (31,998 )     (3,706 )     (247,164)
  Change in net unrealized foreign
    exchange gain (loss)................      (12,846)    (12,945 )        2,149       2,689        1,078         20,732
  Change in net unrealized appreciation
    of investments......................    2,025,760      94,117      3,924,680   1,336,130      461,551      9,143,405
                                          ------------------------------------------------------------------------------
    Net gain on investments.............    5,988,793     271,981      1,265,073   1,741,557      348,541     23,624,838
                                          ------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $ 6,144,750  $  485,723   $    942,926  $1,655,184   $  333,179   $ 22,581,127
                                          ------------------------------------------------------------------------------
-------------
+ Commenced operations on July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
SERIES A PORTFOLIOS

                                                 EMERGING GROWTH                   CORE GROWTH
                                          -----------------------------   -----------------------------
                                             FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                              1998            1997            1998            1997
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $  (2,166,406)  $  (1,925,355)  $    (858,194)  $    (881,974)
    Net realized gain (loss) from
      security transactions.............     14,713,894      22,751,958      14,329,285      15,467,542
    Net realized foreign exchange gain
      (loss)............................             --              --              --              --
    Change in net unrealized foreign
      exchange gain (loss)..............             --              --              --              --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     63,896,806     (28,323,397)     17,216,631     (13,774,880)
                                          -------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................     76,444,294      (7,496,794)     30,687,722         810,688
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............             --              --              --              --
    Capital gain*.......................    (21,481,493)    (15,992,011)    (19,865,126)     (8,361,898)
                                          -------------------------------------------------------------
      Total distributions...............    (21,481,493)    (15,992,011)    (19,865,126)     (8,361,898)
                                          -------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........  1,931,764,538     462,516,007     224,326,301      30,931,782
    Proceeds from shares issued for
      distribution reinvestment.........     15,132,144       4,994,971      16,459,004       2,545,818
    Cost of shares repurchased..........  (1,921,657,761)  (460,435,916)   (237,096,577)    (27,093,474)
                                          -------------------------------------------------------------
    Increase (decrease) in net assets
      derived from transactions in
      shares of beneficial interest.....     25,238,921       7,075,062       3,688,728       6,384,126
                                          -------------------------------------------------------------
      Total increase (decrease) in net
        assets..........................     80,201,722     (16,413,743)     14,511,324      (1,167,084)
NET ASSETS
  BEGINNING OF PERIOD...................    121,741,647     138,155,390      76,107,976      77,275,060
                                          -------------------------------------------------------------
  END OF PERIOD.........................  $ 201,943,369   $ 121,741,647   $  90,619,300   $  76,107,976
                                          -------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................      8,038,199       7,704,965       4,529,358       4,207,526
  Shares sold...........................    104,820,578      26,044,720      12,405,504       1,620,624
  Shares issued for distributions
    reinvested..........................        830,976         280,974       1,012,862         136,067
  Shares repurchased....................   (103,463,758)    (25,992,460)    (13,082,835)     (1,434,859)
                                          -------------------------------------------------------------
    Ending balance......................     10,225,995       8,038,199       4,864,889       4,529,358
                                          -------------------------------------------------------------

-------------
 * See Financial Highlights for per share distribution amounts.
 + Commenced operations on July 15, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            LARGE CAP
                                             GROWTH              INCOME & GROWTH
                                          -------------   -----------------------------
                                             FOR THE         FOR THE         FOR THE
                                          PERIOD ENDED     YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,       MARCH 31,
                                              1998+           1998            1997
                                          ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $     (8,304)   $     951,162   $     876,497
    Net realized gain (loss) from
      security transactions.............        (4,916)       2,263,112       4,451,706
    Net realized foreign exchange gain
      (loss)............................            --               --              --
    Change in net unrealized foreign
      exchange gain (loss)..............            --               --              --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................       598,677        7,112,487      (1,334,608)
                                          ---------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................       585,457       10,326,761       3,993,595
                                          ---------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............            --         (947,084)       (886,133)
    Capital gain*.......................          (882)      (3,863,504)     (1,316,886)
                                          ---------------------------------------------
      Total distributions...............          (882)      (4,810,588)     (2,203,019)
                                          ---------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........     4,334,894       12,820,279       6,259,230
    Proceeds from shares issued for
      distribution reinvestment.........           871        2,762,320       1,074,289
    Cost of shares repurchased..........      (177,917)      (5,890,494)     (8,754,583)
                                          ---------------------------------------------
    Increase (decrease) in net assets
      derived from transactions in
      shares of beneficial interest.....     4,157,848        9,692,105      (1,421,064)
                                          ---------------------------------------------
      Total increase (decrease) in net
        assets..........................     4,742,423       15,208,278         369,512
NET ASSETS
  BEGINNING OF PERIOD...................            --       32,081,563      31,712,051
                                          ---------------------------------------------
  END OF PERIOD.........................  $  4,742,423    $  47,289,841   $  32,081,563
                                          ---------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................            --        1,933,759       2,022,208
  Shares sold...........................       314,594          709,278         381,186
  Shares issued for distributions
    reinvested..........................            65          154,229          65,578
  Shares repurchased....................       (13,075)        (323,387)       (535,213)
                                          ---------------------------------------------
    Ending balance......................       301,584        2,473,879       1,933,759
                                          ---------------------------------------------


                                                 BALANCED GROWTH                GOVERNMENT INCOME
                                          -----------------------------   -----------------------------
                                             FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                              1998            1997            1998            1997
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $      86,655   $     110,794   $      63,929   $      75,317
    Net realized gain (loss) from
      security transactions.............      1,250,244         500,670          46,449         (33,783)
    Net realized foreign exchange gain
      (loss)............................         19,730              --           8,046              --
    Change in net unrealized foreign
      exchange gain (loss)..............         (4,003)             --          (1,706)             --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................        543,858        (135,773)         27,575           4,940
                                          -------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................      1,896,484         475,691         144,293          46,474
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............        (87,066)       (110,672)        (63,726)        (75,947)
    Capital gain*.......................       (526,756)       (492,706)        (14,006)        (27,737)
                                          -------------------------------------------------------------
      Total distributions...............       (613,822)       (603,378)        (77,732)       (103,684)
                                          -------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........      5,582,957       2,150,368       2,155,896       1,068,961
    Proceeds from shares issued for
      distribution reinvestment.........        526,715         161,907          54,548          41,246
    Cost of shares repurchased..........     (5,615,525)     (3,188,811)     (1,927,402)     (1,237,165)
                                          -------------------------------------------------------------
    Increase (decrease) in net assets
      derived from transactions in
      shares of beneficial interest.....        494,147        (876,536)        283,042        (126,958)
                                          -------------------------------------------------------------
      Total increase (decrease) in net
        assets..........................      1,776,809      (1,004,223)        349,603        (184,168)
NET ASSETS
  BEGINNING OF PERIOD...................      4,897,987       5,902,210       1,113,290       1,297,458
                                          -------------------------------------------------------------
  END OF PERIOD.........................  $   6,674,796   $   4,897,987   $   1,462,893   $   1,113,290
                                                          ---------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................        315,190         365,215          91,535         101,818
  Shares sold...........................        305,352         127,031         167,594          85,134
  Shares issued for distributions
    reinvested..........................         29,098           9,776           4,312           3,298
  Shares repurchased....................       (307,910)       (186,832)       (149,990)        (98,715)
                                          -------------------------------------------------------------
    Ending balance......................        341,730         315,190         113,451          91,535
                                                          ---------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------
SERIES A PORTFOLIOS

                                                  MONEY MARKET                 EMERGING COUNTRIES
                                          -----------------------------   -----------------------------
                                             FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                              1998            1997            1998            1997
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $   3,089,229   $     877,328   $     (20,657)  $    (187,913)
    Net realized gain (loss) from
      security transactions.............            666              (2)     (3,344,810)      2,620,500
    Net realized foreign exchange gain
      (loss)............................             --              --        (223,033)        (25,273)
    Change in net unrealized foreign
      exchange gain (loss)..............             --              --           2,440          (2,504)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................             --              --       7,662,903         733,976
                                          -------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................      3,089,895         877,326       4,076,843       3,138,786
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............     (3,089,229)       (877,328)             --              --
    Capital gain*.......................             --              --      (3,291,344)       (297,905)
                                          -------------------------------------------------------------
      Total distributions...............     (3,089,229)       (877,328)     (3,291,344)       (297,905)
                                          -------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........  2,706,958,706     523,124,504      56,508,617      35,141,939
    Proceeds from shares issued for
      distribution reinvestment.........      2,089,292         771,842       2,308,126         161,618
    Cost of shares repurchased..........  (2,620,443,059)  (490,766,887)    (27,275,872)     (4,174,308)
                                          -------------------------------------------------------------
    Increase (decrease) in net assets
      derived from transactions in
      shares of beneficial interest.....     88,604,939      33,129,459      31,540,871      31,129,249
                                          -------------------------------------------------------------
      Total increase (decrease) in net
        assets..........................     88,605,605      33,129,457      32,326,370      33,970,130
NET ASSETS
  BEGINNING OF PERIOD...................     36,258,680       3,129,223      38,687,897       4,717,767
                                          -------------------------------------------------------------
  END OF PERIOD.........................  $ 124,864,285   $  36,258,680   $  71,014,267   $  38,687,897
                                          -------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................     36,259,004       3,129,545       2,249,748         336,371
  Shares sold...........................  2,706,958,706     523,124,504       3,249,713       2,155,019
  Shares issued for distributions
    reinvested..........................      2,089,292         771,842         149,478          10,441
  Shares repurchased....................  (2,620,443,059)  (490,766,887)     (1,564,308)       (252,083)
                                          -------------------------------------------------------------
    Ending balance......................    124,863,943      36,259,004       4,084,631       2,249,748
                                          -------------------------------------------------------------

-------------
 * See Financial Highlights for per share distribution amounts.
++ Commenced operations on February 28, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             INTERNATIONAL SMALL CAP
                                                     GROWTH                 INTERNATIONAL CORE GROWTH
                                          -----------------------------   -----------------------------
                                             FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                              1998            1997            1998           1997++
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $    (108,227)  $     (29,476)  $     (14,085)  $         --
    Net realized gain (loss) from
      security transactions.............        795,420         151,811        (204,310)            13
    Net realized foreign exchange gain
      (loss)............................        (64,490)        (11,302)        (11,581)            (2)
    Change in net unrealized foreign
      exchange gain (loss)..............          3,187            (493)          3,054             (1)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................      3,433,741         289,270       1,606,379             20
                                          -------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................      4,059,631         399,810       1,379,457             30
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............             --          (2,119)             --             --
    Capital gain*.......................       (623,639)        (28,766)        (52,492)            --
                                          -------------------------------------------------------------
      Total distributions...............       (623,639)        (30,885)        (52,492)            --
                                          -------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........    109,494,069       4,459,847      38,637,232            612
    Proceeds from shares issued for
      distribution reinvestment.........        383,230          11,339          47,981             --
    Cost of shares repurchased..........   (107,699,737)       (326,836)    (27,349,807)            --
                                          -------------------------------------------------------------
    Increase (decrease) in net assets
      derived from transactions in
      shares of beneficial interest.....      2,177,562       4,144,350      11,335,406            612
                                          -------------------------------------------------------------
      Total increase (decrease) in net
        assets..........................      5,613,554       4,513,275      12,662,371            642
NET ASSETS
  BEGINNING OF PERIOD...................      5,569,084       1,055,809           1,642          1,000
                                          -------------------------------------------------------------
  END OF PERIOD.........................  $  11,182,638   $   5,569,084   $  12,664,013   $      1,642
                                          -------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................        373,205          80,298             129             80
  Shares sold...........................      6,608,889         313,534       2,435,374             49
  Shares issued for distributions
    reinvested..........................         24,582             800           3,344             --
  Shares repurchased....................     (6,427,019)        (21,427)     (1,694,382)            --
                                          -------------------------------------------------------------
    Ending balance......................        579,657         373,205         744,465            129
                                          -------------------------------------------------------------


                                                WORLDWIDE GROWTH
                                          -----------------------------
                                             FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,
                                              1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $    (195,692)  $    (224,650)
    Net realized gain (loss) from
      security transactions.............      5,587,679       3,695,538
    Net realized foreign exchange gain
      (loss)............................        (90,756)        (78,051)
    Change in net unrealized foreign
      exchange gain (loss)..............          7,316          (4,962)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................      4,485,372        (553,127)
                                          -----------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................      9,793,919       2,834,748
                                          -----------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............             --              --
    Capital gain*.......................     (4,403,661)     (2,322,037)
                                          -----------------------------
      Total distributions...............     (4,403,661)     (2,322,037)
                                          -----------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........    108,061,899      11,772,722
    Proceeds from shares issued for
      distribution reinvestment.........      3,565,008         455,819
    Cost of shares repurchased..........   (102,391,906)    (12,199,661)
                                          -----------------------------
    Increase (decrease) in net assets
      derived from transactions in
      shares of beneficial interest.....      9,235,001          28,880
                                          -----------------------------
      Total increase (decrease) in net
        assets..........................     14,625,259         541,591
NET ASSETS
  BEGINNING OF PERIOD...................     24,022,177      23,480,586
                                          -----------------------------
  END OF PERIOD.........................  $  38,647,436   $  24,022,177
                                          -----------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................      1,423,429       1,416,819
  Shares sold...........................      5,937,921         685,931
  Shares issued for distributions
    reinvested..........................        213,726          27,509
  Shares repurchased....................     (5,575,601)       (706,830)
                                          -----------------------------
    Ending balance......................      1,999,475       1,423,429
                                          -----------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------
SERIES B PORTFOLIOS

                                                EMERGING GROWTH
                                          ----------------------------
                                             FOR THE        FOR THE
                                           YEAR ENDED      YEAR ENDED
                                            MARCH 31,      MARCH 31,
                                              1998            1997
                                          ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $    (872,724)  $   (510,915)
    Net realized gain (loss) from
      security transactions.............        381,876       (288,290)
    Net realized foreign exchange gain
      (loss)............................             --             --
    Change in net unrealized foreign
      exchange gain (loss)..............             --             --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     14,835,512     (2,501,896)
                                          ----------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................     14,344,664     (3,301,101)
                                          ----------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............             --             --
    Capital gain*.......................             --             --
                                          ----------------------------
        Total distributions.............             --             --
                                          ----------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........     30,441,105     24,330,440
    Proceeds from shares issued for
      distribution reinvestment.........             --             --
    Cost of shares repurchased..........    (17,600,099)    (6,625,486)
                                          ----------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...     12,841,006     17,704,954
                                          ----------------------------
        Total increase (decrease) in net
          assets........................     27,185,670     14,403,853
NET ASSETS:
  BEGINNING OF PERIOD...................     28,029,591     13,625,738
                                          ----------------------------
  END OF PERIOD.........................  $  55,215,261   $ 28,029,591
                                          ----------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................      1,807,110        816,643
  Shares sold...........................      1,553,380      1,363,267
  Shares issued for distributions
    reinvested..........................             --             --
  Shares repurchased....................       (909,702)      (372,800)
                                          ----------------------------
      Ending balance....................      2,450,788      1,807,110
                                          ----------------------------

-------------
 * See Financial Highlights for per share distribution amounts.
 + Commenced operations on July 15, 1997.
++ Commenced operations on February 28, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                           LARGE CAP
                                                   CORE GROWTH              GROWTH            INCOME & GROWTH
                                          -----------------------------  -------------   -------------------------
                                             FOR THE         FOR THE        FOR THE        FOR THE       FOR THE
                                           YEAR ENDED      YEAR ENDED    PERIOD ENDED     YEAR ENDED   YEAR ENDED
                                            MARCH 31,       MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,
                                              1998            1997           1998+           1998         1997
                                          ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $    (635,776)  $    (385,898) $    (13,889)   $    400,492  $   158,493
    Net realized gain (loss) from
      security transactions.............      3,050,020         765,218         1,096         517,879      298,853
    Net realized foreign exchange gain
      (loss)............................             --              --            --              --           --
    Change in net unrealized foreign
      exchange gain (loss)..............             --              --            --              --           --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     10,415,682      (1,661,676)      418,619       4,675,204      282,117
                                          ------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................     12,829,926      (1,282,356)      405,826       5,593,575      739,463
                                          ------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............             --              --            --        (401,392)    (159,208)
    Capital gain*.......................     (2,515,167)             --        (3,379)       (788,469)          --
                                          ------------------------------------------------------------------------
        Total distributions.............     (2,515,167)             --        (3,379)     (1,189,861)    (159,208)
                                          ------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........     20,188,443      22,036,974     3,275,198      21,634,970   10,404,427
    Proceeds from shares issued for
      distribution reinvestment.........      2,326,535              --         3,000         972,857      109,978
    Cost of shares repurchased..........    (15,026,369)     (2,938,203)     (493,670)     (3,026,200)    (480,034)
                                          ------------------------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...      7,488,609      19,098,771     2,784,528      19,581,627   10,034,371
                                          ------------------------------------------------------------------------
        Total increase (decrease) in net
          assets........................     17,803,368      17,816,415     3,186,975      23,985,341   10,614,626
NET ASSETS:
  BEGINNING OF PERIOD...................     29,002,393      11,185,978            --      12,739,703    2,125,077
                                          ------------------------------------------------------------------------
  END OF PERIOD.........................  $  46,805,761   $  29,002,393  $  3,186,975    $ 36,725,044  $12,739,703
                                          ------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................      1,775,837         688,351            --         767,845      142,019
  Shares sold...........................      1,072,549       1,254,123       239,436       1,126,063      648,630
  Shares issued for distributions
    reinvested..........................        123,360              --           224          50,922        6,743
  Shares repurchased....................       (799,428)       (166,637)      (35,907)       (158,706)     (29,547)
                                          ------------------------------------------------------------------------
      Ending balance....................      2,172,318       1,775,837       203,753       1,786,124      767,845
                                          ------------------------------------------------------------------------


                                               BALANCED GROWTH
                                          --------------------------
                                             FOR THE       FOR THE
                                           YEAR ENDED     YEAR ENDED
                                            MARCH 31,     MARCH 31,
                                              1998           1997
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....    $    26,710   $   21,467
    Net realized gain (loss) from
      security transactions.............        453,670      (20,222)
    Net realized foreign exchange gain
      (loss)............................          9,722           --
    Change in net unrealized foreign
      exchange gain (loss)..............         (1,926)          --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................        458,423       29,343
                                          --------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................        946,599       30,588
                                          --------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............        (27,039)     (21,202)
    Capital gain*.......................        (68,754)          --
                                          --------------------------
        Total distributions.............        (95,793)     (21,202)
                                          --------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........      1,865,891    1,680,671
    Proceeds from shares issued for
      distribution reinvestment.........         85,892       16,798
    Cost of shares repurchased..........       (681,006)    (246,899)
                                          --------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...      1,270,777    1,450,570
                                          --------------------------
        Total increase (decrease) in net
          assets........................      2,121,583    1,459,956
NET ASSETS:
  BEGINNING OF PERIOD...................      2,132,890      672,934
                                          --------------------------
  END OF PERIOD.........................    $ 4,254,473   $2,132,890
                                          --------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................        143,328       47,473
  Shares sold...........................        101,305      110,729
  Shares issued for distributions
    reinvested..........................          4,600        1,106
  Shares repurchased....................        (37,270)     (15,980)
                                          --------------------------
      Ending balance....................        211,963      143,328
                                          --------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------
SERIES B PORTFOLIOS

                                               GOVERNMENT INCOME
                                          ----------------------------
                                             FOR THE        FOR THE
                                           YEAR ENDED      YEAR ENDED
                                            MARCH 31,      MARCH 31,
                                              1998            1997
                                          ----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $      91,625   $     44,511
    Net realized gain (loss) from
      security transactions.............         70,234         17,066
    Net realized foreign exchange gain
      (loss)............................         12,807             --
    Change in net unrealized foreign
      exchange gain (loss)..............         (3,554)            --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................         36,785        (24,165)
                                          ----------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................        207,897         37,412
                                          ----------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............        (92,302)       (44,764)
    Capital gain*.......................        (23,620)       (12,311)
                                          ----------------------------
        Total distributions.............       (115,922)       (57,075)
                                          ----------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........      3,623,518      1,747,622
    Proceeds from shares issued for
      distribution reinvestment.........         81,924         19,774
    Cost of shares repurchased..........     (2,064,499)      (530,556)
                                          ----------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...      1,640,943      1,236,840
                                          ----------------------------
        Total increase (decrease) in net
          assets........................      1,732,918      1,217,177
NET ASSETS:
  BEGINNING OF PERIOD...................      1,344,705        127,528
                                          ----------------------------
  END OF PERIOD.........................  $   3,077,623   $  1,344,705
                                          ----------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................        110,839         10,174
  Shares sold...........................        283,781        141,955
  Shares issued for distributions
    reinvested..........................          6,469          1,600
  Shares repurchased....................       (161,770)       (42,890)
                                          ----------------------------
      Ending balance....................        239,319        110,839
                                          ----------------------------

-------------
 * See Financial Highlights for per share distribution amounts.
 + Commenced operations on July 15, 1997.
++ Commenced operations on February 28, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                        INTERNATIONAL SMALL CAP
                                              EMERGING COUNTRIES                 GROWTH               INTERNATIONAL CORE GROWTH
                                          --------------------------  ----------------------------  -----------------------------
                                             FOR THE       FOR THE       FOR THE        FOR THE        FOR THE         FOR THE
                                           YEAR ENDED     YEAR ENDED   YEAR ENDED      YEAR ENDED    YEAR ENDED     PERIOD ENDED
                                            MARCH 31,     MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                              1998           1997         1998            1997          1998           1997++
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....   $   (274,361)  $ (204,544)  $   (140,049)  $    (49,877) $     (50,638)            --
    Net realized gain (loss) from
      security transactions.............     (2,526,329)   1,803,877        551,766        139,789       (173,620)  $          9
    Net realized foreign exchange gain
      (loss)............................       (139,431)     (17,335)       (50,019)       (11,214)       (14,609)            (3)
    Change in net unrealized foreign
      exchange gain (loss)..............          1,702       (1,898)         4,612           (390)         2,412             --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................      4,232,568      605,621      2,162,717        325,117      1,223,177             13
                                          ---------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................      1,294,149    2,185,721      2,529,027        403,425        986,722             19
                                          ---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............             --           --             --         (5,186)            --             --
    Capital gain*.......................     (1,710,737)     (67,888)      (558,388)            --        (42,219)            --
                                          ---------------------------------------------------------------------------------------
        Total distributions.............     (1,710,737)     (67,888)      (558,388)        (5,186)       (42,219)            --
                                          ---------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........     22,259,145   19,948,661      8,303,957      3,702,565      7,549,895              8
    Proceeds from shares issued for
      distribution reinvestment.........      1,591,405       38,740        517,182          4,495         40,158             --
    Cost of shares repurchased..........     (9,195,436)  (1,104,793)    (3,838,911)      (512,097)      (593,538)            --
                                          ---------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...     14,655,114   18,882,608      4,982,228      3,194,963      6,996,515              8
                                          ---------------------------------------------------------------------------------------
        Total increase (decrease) in net
          assets........................     14,238,526   21,000,441      6,952,867      3,593,202      7,941,018             27
NET ASSETS:
  BEGINNING OF PERIOD...................     24,557,521    3,557,080      5,079,996      1,486,794          1,027          1,000
                                          ---------------------------------------------------------------------------------------
  END OF PERIOD.........................   $ 38,796,047   $24,557,521  $ 12,032,863   $  5,079,996  $   7,942,045   $      1,027
                                          ---------------------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................      1,420,199      253,774        319,641        106,534             81             80
  Shares sold...........................      1,214,038    1,230,640        463,887        246,154        500,774              1
  Shares issued for distributions
    reinvested..........................        101,517        2,483         31,709            290          2,781             --
  Shares repurchased....................       (535,990)     (66,698)      (218,409)       (33,337)       (39,156)            --
                                          ---------------------------------------------------------------------------------------
      Ending balance....................      2,199,764    1,420,199        596,828        319,641        464,480             81
                                          ---------------------------------------------------------------------------------------


                                               WORLDWIDE GROWTH
                                          ---------------------------
                                             FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED
                                            MARCH 31,      MARCH 31,
                                              1998           1997
                                          ---------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $    (110,486)  $   (61,411)
    Net realized gain (loss) from
      security transactions.............        965,691       227,470
    Net realized foreign exchange gain
      (loss)............................        (24,660)      (13,875)
    Change in net unrealized foreign
      exchange gain (loss)..............          1,973        (1,290)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................      1,382,445       186,506
                                          ---------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................      2,214,963       337,400
                                          ---------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............             --            --
    Capital gain*.......................       (549,378)           --
                                          ---------------------------
        Total distributions.............       (549,378)           --
                                          ---------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........      5,360,286     3,764,249
    Proceeds from shares issued for
      distribution reinvestment.........        449,135            --
    Cost of shares repurchased..........     (3,334,259)     (132,022)
                                          ---------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...      2,475,162     3,632,227
                                          ---------------------------
        Total increase (decrease) in net
          assets........................      4,140,747     3,969,627
NET ASSETS:
  BEGINNING OF PERIOD...................      5,941,869     1,972,242
                                          ---------------------------
  END OF PERIOD.........................  $  10,082,616   $ 5,941,869
                                          ---------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................        370,791       137,552
  Shares sold...........................        292,727       241,408
  Shares issued for distributions
    reinvested..........................         25,906            --
  Shares repurchased....................       (187,737)       (8,169)
                                          ---------------------------
      Ending balance....................        501,687       370,791
                                          ---------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------
SERIES C PORTFOLIOS

                                                 EMERGING GROWTH                   CORE GROWTH
                                          -----------------------------   -----------------------------
                                             FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                              1998            1997            1998            1997
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $  (4,258,962)  $  (4,223,186)  $  (2,822,843)  $  (2,899,449)
    Net realized gain (loss) from
      security transactions.............     17,676,088      33,211,523      30,274,794      35,664,077
    Net realized foreign exchange gain
      (loss)............................             --              --              --              --
    Change in net unrealized foreign
      exchange gain (loss)..............             --              --              --              --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     64,509,334     (42,199,307)     28,924,425     (30,168,671)
                                          -------------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations....................     77,926,460     (13,210,970)     56,376,376       2,595,957
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............             --              --              --              --
    Capital gain*.......................    (29,182,909)    (23,811,530)    (43,761,677)    (17,382,672)
                                          -------------------------------------------------------------
        Total distributions.............    (29,182,909)    (23,811,530)    (43,761,677)    (17,382,672)
                                          -------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........     72,644,552      67,825,520      29,917,347      35,028,635
    Proceeds from shares issued for
      distribution reinvestment.........     24,837,499       2,692,729      39,590,055       2,654,979
    Cost of shares repurchased..........   (104,107,897)    (57,920,772)    (72,773,773)    (42,857,133)
                                          -------------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...     (6,625,846)     12,597,477      (3,266,371)     (5,173,519)
                                          -------------------------------------------------------------
        Total increase (decrease) in net
          assets........................     42,117,705     (24,425,023)      9,348,328     (19,960,234)
NET ASSETS
  BEGINNING OF PERIOD...................    182,906,982     207,332,005     157,501,096     177,461,330
                                          -------------------------------------------------------------
  END OF PERIOD.........................  $ 225,024,687   $ 182,906,982   $ 166,849,424   $ 157,501,096
                                          -------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................     12,451,381      11,765,386       9,555,544       9,825,753
  Shares sold...........................      4,136,702       3,815,165       1,750,377       1,872,637
  Shares issued for distributions
    reinvested..........................      1,443,201         156,388       2,641,098         144,369
  Shares repurchased....................     (5,945,903)     (3,285,558)     (4,220,870)     (2,287,215)
                                          -------------------------------------------------------------
        Ending balance..................     12,085,381      12,451,381       9,726,149       9,555,544
                                          -------------------------------------------------------------

-------------
 * See Financial Highlights for per share distribution amounts.
 + Commenced operations on July 15, 1997.
++ Commenced operations on February 28, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            LARGE CAP
                                             GROWTH+             INCOME & GROWTH                 BALANCED GROWTH
                                          -------------   -----------------------------   -----------------------------
                                             FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                          PERIOD ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                              1998+           1998            1997            1998            1997
                                          -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $     (3,260)   $   1,296,150   $   1,348,417   $     155,957   $     218,565
    Net realized gain (loss) from
      security transactions.............         4,048        4,493,108       8,550,614       3,912,158       1,455,500
    Net realized foreign exchange gain
      (loss)............................            --               --              --          63,721              --
    Change in net unrealized foreign
      exchange gain (loss)..............            --               --              --         (12,846)             --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................       122,382       12,743,454      (2,403,198)      2,025,760        (647,319)
                                          -----------------------------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations....................       123,170       18,532,712       7,495,833       6,144,750       1,026,746
                                          -----------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............            --       (1,289,510)     (1,361,226)       (156,906)       (218,006)
    Capital gain*.......................          (758)      (7,550,432)     (1,851,637)     (1,399,326)     (1,482,915)
                                          -----------------------------------------------------------------------------
        Total distributions.............          (758)      (8,839,942)     (3,212,863)     (1,556,232)     (1,700,921)
                                          -----------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........       890,031       14,822,064      10,562,292       2,671,793       4,321,529
    Proceeds from shares issued for
      distribution reinvestment.........           742        7,387,102         564,331       1,410,891         180,525
    Cost of shares repurchased..........       (53,621)     (12,484,704)    (12,263,595)     (4,877,213)     (3,424,124)
                                          -----------------------------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...       837,152        9,724,462      (1,136,972)       (794,529)      1,077,930
                                          -----------------------------------------------------------------------------
        Total increase (decrease) in net
          assets........................       959,564       19,417,232       3,145,998       3,793,989         403,755
NET ASSETS
  BEGINNING OF PERIOD...................            --       62,143,307      58,997,309      16,990,094      16,586,339
                                          -----------------------------------------------------------------------------
  END OF PERIOD.........................  $    959,564    $  81,560,539   $  62,143,307   $  20,784,083   $  16,990,094
                                          -----------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................            --        3,644,102       3,712,379       1,089,607       1,023,861
  Shares sold...........................        65,178          791,856         628,939         145,671         256,836
  Shares issued for distributions
    reinvested..........................            55          407,608          33,465          76,757          10,900
  Shares repurchased....................        (3,829)        (672,422)       (730,681)       (267,567)       (201,990)
                                          -----------------------------------------------------------------------------
        Ending balance..................        61,404        4,171,144       3,644,102       1,044,468       1,089,607
                                          -----------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED
--------------------------------------------------------------------------------
SERIES C PORTFOLIOS

                                                GOVERNMENT INCOME              EMERGING COUNTRIES
                                          -----------------------------   -----------------------------
                                             FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                              1998            1997            1998            1997
                                          -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $     213,742   $     178,882   $    (322,147)  $    (248,884)
    Net realized gain (loss) from
      security transactions.............        165,123         (40,291)     (2,508,576)      2,299,477
    Net realized foreign exchange gain
      (loss)............................         25,686              --        (153,180)        (21,984)
    Change in net unrealized foreign
      exchange gain (loss)..............        (12,945)             --           2,149          (2,323)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................         94,117         (29,932)      3,924,680         696,295
                                          -------------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations....................        485,723         108,659         942,926       2,722,581
                                          -------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............       (214,469)       (180,214)             --              --
    Capital gain*.......................             --              --      (2,230,447)       (163,843)
                                          -------------------------------------------------------------
        Total distributions.............       (214,469)       (180,214)     (2,230,447)       (163,843)
                                          -------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........      5,032,937       2,994,991      20,756,465      24,484,540
    Proceeds from shares issued for
      distribution reinvestment.........        143,985          47,133       2,109,145          63,361
    Cost of shares repurchased..........     (4,477,044)     (2,262,515)    (13,967,608)     (2,075,412)
                                          -------------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...        699,878         779,609       8,898,002      22,472,489
                                          -------------------------------------------------------------
        Total increase (decrease) in net
          assets........................        971,132         708,054       7,610,481      25,031,227
NET ASSETS
  BEGINNING OF PERIOD...................      3,694,341       2,986,287      29,375,971       4,344,744
                                          -------------------------------------------------------------
  END OF PERIOD.........................  $   4,665,473   $   3,694,341   $  36,986,452   $  29,375,971
                                          -------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................        300,707         236,490       1,747,147         316,899
  Shares sold...........................        385,426         241,093       1,150,487       1,557,372
  Shares issued for distributions
    reinvested..........................         11,270           3,781         139,493           4,177
  Shares repurchased....................       (343,130)       (180,657)       (859,084)       (131,301)
                                          -------------------------------------------------------------
        Ending balance..................        354,273         300,707       2,178,043       1,747,147
                                          -------------------------------------------------------------

-------------
 * See Financial Highlights for per share distribution amounts.
 + Commenced operations on July 15, 1997.
++ Commenced operations on February 28, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            INTERNATIONAL SMALL CAP
                                                    GROWTH               INTERNATIONAL CORE GROWTH         WORLDWIDE GROWTH
                                          ---------------------------   ---------------------------   ---------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                           MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                              1998           1997           1998          1997++          1998           1997
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $    (86,373)  $    (45,116)  $    (15,362)  $        (1)   $ (1,043,711)  $ (1,132,641)
    Net realized gain (loss) from
      security transactions.............       434,736         80,654       (110,382)         (262)     14,707,865     11,316,290
    Net realized foreign exchange gain
      (loss)............................       (31,998)        (8,590)        (3,706)          (17)       (247,164)      (232,218)
    Change in net unrealized foreign
      exchange gain (loss)..............         2,689           (293)         1,078           (14)         20,732        (14,511)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     1,336,130        278,387        461,551           357       9,143,405     (1,872,212)
                                          ---------------------------------------------------------------------------------------
        Net increase (decrease) in net
          assets resulting from
          operations....................     1,655,184        305,042        333,179            63      22,581,127      8,064,708
                                          ---------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES OF BENEFICIAL
  INTEREST
    Net investment income*..............            --         (1,204)            --            --              --             --
    Capital gain*.......................      (396,026)            --             --            --     (12,370,507)    (7,050,772)
                                          ---------------------------------------------------------------------------------------
        Total distributions.............      (396,026)        (1,204)            --            --     (12,370,507)    (7,050,772)
                                          ---------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
    Proceeds from shares sold...........     7,326,296      3,600,080      3,488,506        42,012       7,995,043     12,717,331
    Proceeds from shares issued for
      distribution reinvestment.........       352,544            872             --            --      10,934,587        871,898
    Cost of shares repurchased..........    (4,516,362)    (1,245,898)      (347,719)           --     (15,192,388)   (15,413,631)
                                          ---------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        derived from transactions in
        shares of beneficial interest...     3,162,478      2,355,054      3,140,787        42,012       3,737,242     (1,824,402)
                                          ---------------------------------------------------------------------------------------
        Total increase (decrease) in net
          assets........................     4,421,636      2,658,892      3,473,966        42,075      13,947,862       (810,466)
NET ASSETS
  BEGINNING OF PERIOD...................     3,592,314        933,422         43,075         1,000      70,344,561     71,155,027
                                          ---------------------------------------------------------------------------------------
  END OF PERIOD.........................  $  8,013,950   $  3,592,314   $  3,517,041   $    43,075    $ 84,292,423   $ 70,344,561
                                          ---------------------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................       241,603         71,526          3,396            80       4,158,310      4,244,437
  Shares sold...........................       440,799        255,944        224,635         3,316         435,836        746,203
  Shares issued for distributions
    reinvested..........................        23,528             60             --            --         663,935         52,366
  Shares repurchased....................      (273,436)       (85,927)       (23,087)           --        (833,591)      (884,696)
                                          ---------------------------------------------------------------------------------------
        Ending balance..................       432,494        241,603        204,944         3,396       4,424,490      4,158,310
                                          ---------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS
------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Mutual Funds (the "Trust") is organized as a diversified, open-end management investment company which commenced operations on April 19, 1993. The Trust offers 56 separate series comprised of Portfolios A, with an initial sales charge, B, with a back-end sales charge, C, with a level asset-based sales charge, Institutional, with no load, and Advisory (formerly Qualified), with no load (each a "Portfolio" and collectively the "Portfolios"). The Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company offering 17 investment vehicles (the "Funds"). For a description of the investments objectives of each Fund, see Note A to the accompanying Funds' financial statements.

INVESTMENT INCOME AND REALIZED AND UNREALIZED GAINS AND LOSSES

  Each Portfolio accrues income, net of expenses, daily on its investment in the applicable Fund. All of the net investment income (deficit) and realized and unrealized gains and losses from securities transactions and foreign currency of the Fund are allocated pro rata among the investors in the Fund at the time of such determination.

PORTFOLIO SHARE VALUATION

  The net asset value per portfolio share is determined each business day at the close of regular trading on the New York Stock Exchange by dividing a portfolio's net assets by the number of its shares outstanding.

FEDERAL INCOME TAXES

  It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no federal income tax provisions are required.

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of the Funds will be deemed to have been "passed through" to the Portfolios.

  Net investment income and net realized gains for the year (or period where appropriate) differ for financial statement and tax purposes primarily because of one or all of the following: deferral of wash-sale losses, passive foreign investments, and capital loss carryforwards.

  As of March 31, 1998, Large Cap Growth Portfolio A and International Core Growth Portfolios A, B and C had available for Federal tax purposes $4,075, $178,203, $157,149 and $103,363, respectively, of unused capital loss carryovers which expire in 2006. In addition, Emerging Growth Portfolio B had available for Federal tax purposes $115,925 of unused capital loss carryovers which expire in 2005.

  The character of distributions made during the year (or period where appropriate) from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. The prospectus for the Nicholas-Applegate Mutual Funds describes each Portfolio's policies with respect to declaration and payment of dividends and distribution of capital gains.

USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-Applegate" or "Investment Adviser"). The advisory fee is computed daily for the Funds based upon the percentage of each Fund's average daily net assets.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

  The Trust has adopted a distribution plan whereby Nicholas-Applegate Securities (the "Distributor"), an affiliate of Nicholas-Applegate Capital Management, is compensated for distribution-related expenses at an annual rate, payable monthly, of 0.25%, 0.75% and 0.75% of Series A, B and C Portfolios average daily net assets, respectively, except for Government Income B and C Portfolios, for which the rate is 0.50%. The Money Market Portfolio compensates the Distributor at the rate of 0.15% of average daily net assets.

  Under a distribution agreement, the Distributor who is the principal underwriter for the sale of shares of the Portfolios, retains a portion of any contingent deferred sales load on redemptions for the Portfolios, and retains a portion of the initial sales load imposed on purchases of shares of the Series A Portfolios. This agreement may be terminated by either party upon 60 days' written notice. For the fiscal year ended March 31, 1998, the Distributor earned approximately $1,846,000 from sales loads, of which approximately $1,561,000 was re-allowed to other brokers.

  The Trust has adopted a shareholder service plan under which the Distributor is also compensated for non-distribution related expenses at an annual rate, as follows: 0.10%, 0.25% and 0.25% of the average daily net asset value of the Series A (including Money Market Portfolio), Series B, and Series C Portfolios, respectively.

ADMINISTRATIVE SERVICES AGREEMENT

  The Trust pays the Investment Adviser for Co-Administrative services at annual rate of 0.10% of average daily net assets of each of the Portfolios. These fees are in addition to the administrative fees charged by Investment Company Administration Corporation. In addition, the Investment Adviser has agreed to waive these fees if the related Portfolio's expenses before reimbursement is greater that the expense limitation.

EXPENSE LIMITATIONS

  Nicholas-Applegate and the Trust have undertaken to limit the Portfolios' expenses to the following annual levels through March 31, 1999. In subsequent years, overall operating expenses for each Portfolio will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid by the Investment Adviser under this agreement, as each Portfolio will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

                                            A          B          C
                                        ---------  ---------  ---------
Emerging Growth Portfolios............      1.95%      2.60%      2.60%
Core Growth Portfolios................      1.60%      2.25%      2.25%
Large Cap Growth Portfolios...........      1.60%      2.25%      2.25%
Income & Growth Portfolios............      1.60%      2.25%      2.25%
Balanced Growth Portfolios............      1.60%      2.25%      2.25%
Government Income Portfolios..........      0.90%      1.30%      1.30%
Money Market Portfolio................      1.10%         --         --
Emerging Countries Portfolios.........      2.25%      2.90%      2.90%
International Small Cap Growth
  Portfolios..........................      1.95%      2.60%      2.60%
International Core Growth
  Portfolios..........................      1.95%      2.60%      2.60%
Worldwide Growth Portfolios...........      1.85%      2.50%      2.50%

  During the period from November 22, 1993 to March 31, 1998,
Nicholas-Applegate, at its discretion, paid for all of the Money Market Portfolio expenses. Nicholas-Applegate may continue to make such additional payments for expenses within the limitation at its discretion.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  These percentages are based on the average net assets of the Portfolios, exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, capital expenditures, and extraordinary expenses.

  The cumulative unreimbursed amounts paid by Nicholas-Applegate, including Co-Administration Fees, on behalf of the Portfolios, during the periods from inception (respectively) to March 31, 1998, are as follows:

                                     A          B          C
                                 ---------  ---------  ---------
Emerging Growth Portfolios.....  $  14,068  $  70,123  $  43,913
Core Growth Portfolios.........    114,798    131,138    152,800
Large Cap Growth Portfolios....     19,049     13,850      9,839
Income & Growth Portfolios.....    272,182    127,379    162,793
Balanced Growth Portfolios.....    330,326    111,554    270,112
Government Income Portfolios...    328,904    123,885    347,100
Money Market Portfolio.........    784,354         --         --
Emerging Countries
  Portfolios...................    364,511    169,891    175,052
International Small Cap Growth
  Portfolios...................    197,732    123,884    128,668
International Core Growth
  Portfolios...................     37,665     26,939     33,935
Worldwide Growth Portfolios....    323,300    129,555    227,161

  Effective March 31, 1998, Nicholas-Applegate agreed to amend the expense reimbursement agreement to limit the period within which Nicholas-Applegate may recoup the above amounts from the Funds, to no later than March 31, 2003. In addition, the possible recoupment period of any expense reimbursements in each year subsequent to 1998 will be limited to five years from the year of the reimbursement. Such recoupments are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations.

RELATED PARTIES

  Certain officers of the Trust and the Master Trust are also officers of the Investment Adviser and the Distributor.

3. INVESTMENT TRANSACTIONS

  Additions and reductions in the investments in the respective Master Trust Funds for the fiscal year ended March 31, 1998 were as follows:

                                   ADDITIONS     REDUCTIONS
                                    (000S)         (000S)
                                 -------------  -------------
Emerging Growth Portfolio A....  $   1,931,856  $   1,929,324
Emerging Growth Portfolio B....         30,443         18,224
Emerging Growth Portfolio C....         72,654        111,543
Core Growth Portfolio A........        224,409        241,209
Core Growth Portfolio B........         20,219         15,753
Core Growth Portfolio C........         30,043         79,369
Large Cap Growth Portfolio A...          4,335            178
Large Cap Growth Portfolio B...          3,275            494
Large Cap Growth Portfolio C...            890             54
Income & Growth Portfolio A....         12,844          8,347
Income & Growth Portfolio B....         21,802          3,434
Income & Growth Portfolio C....         20,091         20,467
Balanced Growth Portfolio A....          5,661          5,871
Balanced Growth Portfolio B....          1,909            765
Balanced Growth Portfolio C....          2,834          5,528
Government Income Portfolio
 A.............................          2,211          2,050
Government Income Portfolio
 B.............................          3,648          2,128
Government Income Portfolio
 C.............................          5,461          5,048
Money Market Portfolio.........      2,709,315      2,620,664
Emerging Countries Portfolio
 A.............................         56,664         28,785

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                   ADDITIONS     REDUCTIONS
                                    (000S)         (000S)
                                 -------------  -------------
Emerging Countries Portfolio
 B.............................  $      22,317  $       9,790
Emerging Countries Portfolio
 C.............................         20,761         14,599
International Small Cap Growth
 Portfolio A...................        109,534        108,054
International Small Cap Growth
 Portfolio B...................          8,344          4,020
International Small Cap Growth
 Portfolio C...................          7,340          4,674
International Core Growth
 Portfolio A...................         38,659         27,393
International Core Growth
 Portfolio B...................          7,597            642
International Core Growth
 Portfolio C...................          3,489            348
Worldwide Growth Portfolio A...        108,085        103,466
Worldwide Growth Portfolio B...          5,415          3,588
Worldwide Growth Portfolio C...          8,010         17,695

4. CREDIT FACILITY

  The Portfolios participate in a $75 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Portfolios have agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Portfolios at rates based on prevailing market rates in effect at the time of borrowings. At March 31, 1998, there were no outstanding borrowings under the Facility. The maximum amount borrowed under this line of credit at any time during the fiscal year ended March 31, 1998 was $0.

5. SUBSEQUENT EVENT

  In 1998, the Board of Trustees of the Nicholas-Applegate Mutual Funds (the "Trust") and the Nicholas-Applegate Investment Trust (the "Master Trust") approved a plan to reorganize the current master-feeder structure into a new multi-class fund structure, subject to the necessary shareholder approvals. Upon the effective date of the reorganization, which is planned to take place subsequent to March 31, 1998, all assets and liabilities of the master-feeder funds will be transferred to the corresponding multi-class funds, and shareholders of the Trust will effectively exchange their shares in the Trust for equal amounts of shares in the respective multi-class funds in a tax free exchange.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES FOR THE NICHOLAS-APPLEGATE INVESTMENT TRUST MARCH 31, 1998

                                            EMERGING          CORE          LARGE CAP       INCOME &
                                             GROWTH          GROWTH          GROWTH          GROWTH
                                              FUND            FUND            FUND            FUND
                                          -------------------------------------------------------------
ASSETS
  Investments, at value*................  $ 747,420,210   $ 490,210,906   $  12,274,381   $ 250,814,551
  Foreign currencies, at value**........             --              --              --              --
  Cash..................................             --           1,326             872              --
  Receivable for investment securities
    sold................................     11,854,357       2,889,481              --       5,171,476
  Receivable for interests sold.........     62,204,688       1,819,942         126,687       1,659,439
  Dividends receivable..................        154,994          67,510           2,714         236,152
  Interest receivable...................        125,323          67,171             216       1,058,473
  Due from advisor......................             --              --             698              --
  Other assets..........................             --              --              --              --
                                          -------------------------------------------------------------
    Total assets........................    821,759,572     495,056,336      12,405,568     258,940,091
                                          -------------------------------------------------------------
LIABILITIES
  Payable for investment securities
    purchased...........................      7,408,934       6,746,903         125,403       1,550,000
  Payable for interests repurchased.....      7,846,802       1,440,660           6,823         235,843
  Due to advisor........................             --         299,820              --         153,724
  Accrued expenses......................        718,450          66,015          13,995          36,110
  Unrealized loss on forward currency
    contracts...........................             --              --              --              --
  Line of credit........................             --              --              --       3,000,491
  Cash overdraft........................     52,689,460              --              --         636,193
                                          -------------------------------------------------------------
    Total liabilities...................     68,663,646       8,553,398         146,221       5,612,361
                                          -------------------------------------------------------------
NET ASSETS..............................  $ 753,095,926   $ 486,502,938   $  12,259,347   $ 253,327,730
                                          -------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $ 335,434,815   $ 211,148,637   $  10,067,294   $ 158,218,976
  Accumulated net investment income
    (deficit)...........................    (13,574,277)     (3,708,476)         (2,853)     21,834,679
  Accumulated net realized gain
    (loss)..............................    173,656,050     166,800,398         540,202      26,893,653
  Accumulated net realized foreign
    exchange gain (loss)................             --              --              --              --
  Net unrealized foreign exchange gain
    (loss)..............................             --              --              --              --
  Net unrealized appreciation on
    investments.........................    257,579,338     112,262,379       1,654,704      46,380,422
                                          -------------------------------------------------------------
    Net assets..........................  $ 753,095,926   $ 486,502,938   $  12,259,347   $ 253,327,730
                                          -------------------------------------------------------------
 * Investments, at cost.................  $ 489,840,872   $ 377,948,527   $  10,619,677   $ 204,434,129
                                          -------------------------------------------------------------
** Foreign currencies, at cost..........             --              --              --              --
                                          -------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            BALANCED                          MONEY         EMERGING
                                             GROWTH        GOVERNMENT        MARKET         COUNTRIES
                                              FUND         INCOME FUND        FUND            FUND
                                          -------------------------------------------------------------
ASSETS
  Investments, at value*................  $  32,580,277   $   9,442,122   $ 125,005,112   $ 276,909,907
  Foreign currencies, at value**........            226               8              --         491,004
  Cash..................................             --             755             749           1,635
  Receivable for investment securities
    sold................................      1,210,032              --              --       3,574,790
  Receivable for interests sold.........        330,246          55,669              --       1,899,945
  Dividends receivable..................         15,036           1,461              --       2,075,665
  Interest receivable...................        120,589          82,534          21,753             460
  Due from advisor......................             --          40,615              --              --
  Other assets..........................             --              --              --       2,334,888
                                          -------------------------------------------------------------
    Total assets........................     34,256,406       9,623,164     125,027,614     287,288,294
                                          -------------------------------------------------------------
LIABILITIES
  Payable for investment securities
    purchased...........................        996,247              --              --       4,791,102
  Payable for interests repurchased.....        191,472          53,024              --         455,175
  Due to advisor........................         13,773              --          18,220         109,055
  Accrued expenses......................         14,400          36,007           9,280         220,108
  Unrealized loss on forward currency
    contracts...........................         19,084          17,286              --              --
  Line of credit........................             --              --              --              --
  Cash overdraft........................         77,825              --              --              --
                                          -------------------------------------------------------------
    Total liabilities...................      1,312,801         106,317          27,500       5,575,440
                                          -------------------------------------------------------------
NET ASSETS..............................  $  32,943,605   $   9,516,847   $ 125,000,114   $ 281,712,854
                                          -------------------------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $  16,585,886   $   7,720,274   $ 124,999,775   $ 251,487,861
  Accumulated net investment income
    (deficit)...........................      2,691,561       1,509,477              --       1,023,873
  Accumulated net realized gain
    (loss)..............................      8,456,274         221,313             339      (5,151,924)
  Accumulated net realized foreign
    exchange gain (loss)................         96,690          46,678              --      (1,026,601)
  Net unrealized foreign exchange gain
    (loss)..............................        (19,415)        (17,401)             --            (582)
  Net unrealized appreciation on
    investments.........................      5,132,609          36,506              --      35,380,227
                                          -------------------------------------------------------------
    Net assets..........................  $  32,943,605   $   9,516,847   $ 125,000,114   $ 281,712,854
                                          -------------------------------------------------------------
 * Investments, at cost.................  $  27,447,668   $   9,405,616   $ 125,005,112   $ 241,529,680
                                          -------------------------------------------------------------
** Foreign currencies, at cost..........  $         235   $           8              --   $     501,211
                                          -------------------------------------------------------------

                                          INTERNATIONAL   INTERNATIONAL     WORLDWIDE
                                            SMALL CAP      CORE GROWTH       GROWTH
                                           GROWTH FUND        FUND            FUND
                                          ---------------------------------------------
ASSETS
  Investments, at value*................  $  84,296,355   $  56,546,002   $ 136,259,351
  Foreign currencies, at value**........         40,285              61          38,506
  Cash..................................          1,156           1,588           1,275
  Receivable for investment securities
    sold................................      1,401,954         149,676       3,744,481
  Receivable for interests sold.........      1,091,982       2,802,668       8,479,530
  Dividends receivable..................        126,658         127,727         267,719
  Interest receivable...................             --             736           2,294
  Due from advisor......................             --           2,081              --
  Other assets..........................          6,150           2,867           7,934
                                          ---------------------------------------------
    Total assets........................     86,964,540      59,633,406     148,801,090
                                          ---------------------------------------------
LIABILITIES
  Payable for investment securities
    purchased...........................      3,882,254       1,380,520       2,912,969
  Payable for interests repurchased.....         61,029              --         215,924
  Due to advisor........................         19,071              --         110,444
  Accrued expenses......................         61,949          27,833          25,388
  Unrealized loss on forward currency
    contracts...........................             --              --              --
  Line of credit........................             --              --              --
  Cash overdraft........................             --              --              --
                                          ---------------------------------------------
    Total liabilities...................      4,024,303       1,408,353       3,264,725
                                          ---------------------------------------------
NET ASSETS..............................  $  82,940,237   $  58,225,053   $ 145,536,365
                                          ---------------------------------------------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $  51,018,581   $  49,895,553   $  70,457,394
  Accumulated net investment income
    (deficit)...........................       (341,593)         (3,275)        236,552
  Accumulated net realized gain
    (loss)..............................     11,905,907        (528,897)     45,411,368
  Accumulated net realized foreign
    exchange gain (loss)................       (462,261)       (136,556)        188,583
  Net unrealized foreign exchange gain
    (loss)..............................         22,202          17,107           7,150
  Net unrealized appreciation on
    investments.........................     20,797,401       8,981,121      29,235,318
                                          ---------------------------------------------
    Net assets..........................  $  82,940,237   $  58,225,053   $ 145,536,365
                                          ---------------------------------------------
 * Investments, at cost.................  $  63,498,954   $  47,564,881   $ 107,024,033
                                          ---------------------------------------------
** Foreign currencies, at cost..........  $      48,766   $          71   $      45,840
                                          ---------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS FOR THE NICHOLAS-APPLEGATE INVESTMENT TRUST
FOR THE YEAR ENDED MARCH 31, 1998

                                            EMERGING          CORE        LARGE CAP     INCOME &
                                             GROWTH          GROWTH        GROWTH        GROWTH
                                              FUND            FUND          FUND          FUND
                                          --------------------------------------------------------
INVESTMENT INCOME
  Dividends.............................  $   1,788,415   $   1,098,195   $  21,862   $  3,420,869
  Interest..............................      2,071,470       1,517,304      16,501      4,307,627
                                          --------------------------------------------------------
    Total income........................      3,859,885       2,615,499      38,363      7,728,496
                                          --------------------------------------------------------
EXPENSES
  Advisory fee..........................      6,613,874       3,422,148      32,530      1,427,198
  Accounting fee........................        351,134         260,887      31,557        121,273
  Administration fee....................         34,905         142,263       1,487         59,961
  Audit & tax fees......................        138,860          88,275         620         21,627
  Custodian fee.........................        255,880          91,870      19,002         38,709
  Insurance.............................         43,624          30,861         221         12,856
  Legal fee.............................         21,662          16,316         741          5,588
  Miscellaneous.........................          8,044           7,729       2,417         29,317
  Organization costs....................         14,447          16,342          --          8,104
  Trustees' fee.........................          6,501           6,501       6,501          6,501
                                          --------------------------------------------------------
    Total expenses......................      7,488,931       4,083,192      95,076      1,731,134
  Less: Reimbursement to (from)
    advisor.............................             --          (9,400)    (53,872)            --
                                          --------------------------------------------------------
    Net expenses........................      7,488,931       4,073,792      41,204      1,731,134
                                          --------------------------------------------------------
      Net investment income (deficit)...     (3,629,046)     (1,458,293)     (2,841)     5,997,362
                                          --------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................     52,691,131      71,334,950     467,201      8,251,684
  Net realized foreign exchange gain
    (loss)..............................             --              --          --             --
  Net unrealized foreign exchange gain
    (loss)..............................             --              --          --             --
  Change in net unrealized appreciation
    of investments......................    211,279,518      91,335,002   1,690,444     35,936,585
                                          --------------------------------------------------------
      Net gain on investments...........    263,970,649     162,669,952   2,157,645     44,188,269
                                          --------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $ 260,341,603   $ 161,211,659   $2,154,804  $ 50,185,631
                                          --------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                          BALANCED    GOVERNMENT     MONEY       EMERGING
                                           GROWTH       INCOME      MARKET      COUNTRIES
                                            FUND         FUND        FUND          FUND
                                         --------------------------------------------------
INVESTMENT INCOME
  Dividends............................. $   170,631   $ 23,081            --  $  4,201,465
  Interest..............................     729,420    443,803   $ 3,362,263       688,015
                                         --------------------------------------------------
    Total income........................     900,051    466,884     3,362,263     4,889,480
                                         --------------------------------------------------
EXPENSES
  Advisory fee..........................     220,025     30,897       149,526     2,790,216
  Accounting fee........................      47,688     41,322        52,056       155,300
  Administration fee....................       8,236      2,468        19,247        69,993
  Audit & tax fees......................       7,136      3,332         5,999        45,205
  Custodian fee.........................      24,756     35,130        22,197       548,541
  Insurance.............................       2,061        502         4,812        14,752
  Legal fee.............................       1,733      3,224         3,149         7,256
  Miscellaneous.........................       3,720     10,011         3,963        18,582
  Organization costs....................       5,779      5,316         4,553            --
  Trustees' fee.........................       6,501      6,501         6,501         6,500
                                         --------------------------------------------------
    Total expenses......................     327,635    138,703       272,003     3,656,345
  Less: Reimbursement to (from)
    advisor.............................     (48,936)   (92,358)       (2,856)      (84,868)
                                         --------------------------------------------------
    Net expenses........................     278,699     46,345       269,147     3,571,477
                                         --------------------------------------------------
      Net investment income (deficit)...     621,352    420,539     3,093,116     1,318,003
                                         --------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................   5,777,470    279,824           667   (16,745,182)
  Net realized foreign exchange gain
    (loss)..............................      96,690     46,678            --      (888,532)
  Net unrealized foreign exchange gain
    (loss)..............................     (19,406)   (17,401)           --        12,005
  Change in net unrealized appreciation
    of investments......................   3,156,828    159,414            --    30,103,293
                                         --------------------------------------------------
      Net gain on investments...........   9,011,582    468,515           667    12,481,584
                                         --------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS....................... $ 9,632,934   $889,054   $ 3,093,783  $ 13,799,587
                                         --------------------------------------------------

                                         INTERNATIONAL INTERNATIONAL
                                            GROWTH        GROWTH         GROWTH
                                             FUND          FUND           FUND
                                         -----------------------------------------
INVESTMENT INCOME
  Dividends............................. $    489,878   $  306,591    $  1,305,375
  Interest..............................      110,764      103,829         168,567
                                         -----------------------------------------
    Total income........................      600,642      410,420       1,473,942
                                         -----------------------------------------
EXPENSES
  Advisory fee..........................      658,893      308,562       1,251,181
  Accounting fee........................       58,897       38,546          83,526
  Administration fee....................       20,585        9,857          39,024
  Audit & tax fees......................       19,472        4,836          29,368
  Custodian fee.........................      183,956       63,560         168,154
  Insurance.............................        4,408        1,858           8,512
  Legal fee.............................        2,769        1,081           4,515
  Miscellaneous.........................       13,382       12,427          15,077
  Organization costs....................          529           --           6,630
  Trustees' fee.........................        6,501        6,501           6,501
                                         -----------------------------------------
    Total expenses......................      969,392      447,228       1,612,488
  Less: Reimbursement to (from)
    advisor.............................      (79,886)     (30,669)       (111,071)
                                         -----------------------------------------
    Net expenses........................      889,506      416,559       1,501,417
                                         -----------------------------------------
      Net investment income (deficit)...     (288,864)      (6,139)        (27,475)
                                         -----------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) from security
    transactions........................    8,954,913     (671,153)     22,128,470
  Net realized foreign exchange gain
    (loss)..............................     (455,981)    (122,668)       (385,313)
  Net unrealized foreign exchange gain
    (loss)..............................       28,868       18,429          31,430
  Change in net unrealized appreciation
    of investments......................   14,340,358    8,922,576      16,536,369
                                         -----------------------------------------
      Net gain on investments...........   22,868,158    8,147,184      38,310,956
                                         -----------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS....................... $ 22,579,294   $8,141,045    $ 38,283,481
                                         -----------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST

                                               EMERGING GROWTH FUND                CORE GROWTH FUND
                                          -------------------------------   -------------------------------
                                             FOR THE          FOR THE          FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                            MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                               1998             1997             1998             1997
                                          -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $   (3,629,046)  $   (3,743,018)  $   (1,458,293)  $   (1,567,011)
    Net realized gain (loss) from
      security transactions.............      52,691,131       96,622,117       71,334,950       76,538,109
    Net realized foreign exchange gain
      (loss)............................              --               --               --               --
    Change in net unrealized foreign
      exchange gain (loss)..............              --               --               --               --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     211,279,518     (114,330,357)      91,335,002      (67,826,297)
                                          -----------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................     260,341,603      (21,451,258)     161,211,659        7,144,801
                                          -----------------------------------------------------------------
DISTRIBUTIONS TO PARTNERS
    Net investment income...............              --               --               --               --
                                          -----------------------------------------------------------------
TRANSACTIONS IN INTERESTS
    Contributions by partners...........   2,244,783,785      626,817,132      331,745,501      158,154,505
    Withdrawals by partners.............  (2,253,591,995)    (687,889,723)    (439,228,153)    (153,067,978)
                                          -----------------------------------------------------------------
      Net increase (decrease) in net
        assets from transactions in
        interests.......................      (8,808,210)     (61,072,591)    (107,482,652)       5,086,527
                                          -----------------------------------------------------------------
        Total increase (decrease) in net
          assets........................     251,533,393      (82,523,849)      53,729,007       12,231,328
NET ASSETS
  BEGINNING OF PERIOD...................     501,562,533      584,086,382      432,773,931      420,542,603
                                          -----------------------------------------------------------------
  END OF PERIOD.........................  $  753,095,926   $  501,562,533   $  486,502,938   $  432,773,931
                                          -----------------------------------------------------------------

-------------
+ Commenced operations on December 27, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                           LARGE CAP GROWTH FUND
                                         --------------------------      INCOME & GROWTH FUND         BALANCED GROWTH FUND
                                                          FOR THE    ----------------------------  ---------------------------
                                            FOR THE       PERIOD        FOR THE        FOR THE        FOR THE       FOR THE
                                          YEAR ENDED       ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           MARCH 31,     MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,
                                             1998          1997+         1998           1997           1998           1997
                                         -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $     (2,841) $      (12)  $   5,997,362  $   4,199,481   $    621,352  $    661,170
    Net realized gain (loss) from
      security transactions.............       467,201      73,001       8,251,684     15,692,945      5,777,470     1,969,019
    Net realized foreign exchange gain
      (loss)............................            --          --              --             --         96,690            --
    Change in net unrealized foreign
      exchange gain (loss)..............            --          --              --             --        (19,406)           --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     1,690,444     (35,740)     35,936,585     (3,821,355)     3,156,828      (768,824)
                                         -------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................     2,154,804      37,249      50,185,631     16,071,071      9,632,934     1,861,365
                                         -------------------------------------------------------------------------------------
DISTRIBUTIONS TO PARTNERS
    Net investment income...............            --          --              --             --             --            --
                                         -------------------------------------------------------------------------------------
TRANSACTIONS IN INTERESTS
    Contributions by partners...........    11,528,227   1,347,861     117,443,760     34,105,984     10,624,912     8,738,263
    Withdrawals by partners.............    (2,742,842)    (65,952)    (44,953,063)   (31,283,589)   (12,326,211)   (9,432,209)
                                         -------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets from transactions in
        interests.......................     8,785,385   1,281,909      72,490,697      2,822,395     (1,701,299)     (693,946)
                                         -------------------------------------------------------------------------------------
        Total increase (decrease) in net
          assets........................    10,940,189   1,319,158     122,676,328     18,893,466      7,931,635     1,167,419
NET ASSETS
  BEGINNING OF PERIOD...................     1,319,158          --     130,651,402    111,757,936     25,011,970    23,844,551
                                         -------------------------------------------------------------------------------------
  END OF PERIOD.........................  $ 12,259,347  $1,319,158   $ 253,327,730  $ 130,651,402   $ 32,943,605  $ 25,011,970
                                         -------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST

                                             GOVERNMENT INCOME FUND             MONEY MARKET FUND
                                          ----------------------------   -------------------------------
                                             FOR THE        FOR THE         FOR THE          FOR THE
                                           YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                            MARCH 31,      MARCH 31,       MARCH 31,        MARCH 31,
                                              1998            1997            1998             1997
                                          --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....   $    420,539   $    333,374   $    3,093,116   $      880,366
    Net realized gain (loss) from
      security transactions.............        279,824        (56,975)             667               (4)
    Net realized foreign exchange gain
      (loss)............................         46,678             --               --               --
    Change in net unrealized foreign
      exchange gain (loss)..............        (17,401)            --               --               --
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................        159,414        (49,150)              --               --
                                          --------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................        889,054        227,249        3,093,783          880,362
                                          --------------------------------------------------------------
DISTRIBUTIONS TO PARTNERS
    Net investment income...............             --             --       (3,093,116)        (880,366)
                                          --------------------------------------------------------------
TRANSACTIONS IN INTERESTS
    Contributions by partners...........     11,600,167      5,988,848    2,709,314,843      525,513,379
    Withdrawals by partners.............     (9,225,979)    (4,440,486)  (2,620,663,987)    (492,338,631)
                                          --------------------------------------------------------------
      Net increase (decrease) in net
        assets from transactions in
        interests.......................      2,374,188      1,548,362       88,650,856       33,174,748
                                          --------------------------------------------------------------
        Total increase (decrease) in net
          assets........................      3,263,242      1,775,611       88,651,523       33,174,744
NET ASSETS
  BEGINNING OF PERIOD...................      6,253,605      4,477,994       36,348,591        3,173,847
                                          --------------------------------------------------------------
  END OF PERIOD.........................   $  9,516,847   $  6,253,605   $  125,000,114   $   36,348,591
                                          --------------------------------------------------------------

-------------
+ Commenced operations on December 27, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                                          INTERNATIONAL
                                                                              INTERNATIONAL              CORE GROWTH FUND
                                           EMERGING COUNTRIES FUND        SMALL CAP GROWTH FUND     --------------------------
                                         ----------------------------  ---------------------------                   FOR THE
                                            FOR THE        FOR THE        FOR THE       FOR THE        FOR THE       PERIOD
                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED       ENDED
                                           MARCH 31,      MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,
                                             1998           1997           1998           1997          1998          1997+
                                         -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit)..... $   1,318,003  $    (342,535) $    (288,864) $   (163,117)  $     (6,139) $    2,864
    Net realized gain (loss) from
      security transactions.............   (16,745,182)    11,849,728      8,954,913     3,140,492       (671,153)    142,256
    Net realized foreign exchange gain
      (loss)............................      (888,532)      (113,212)      (455,981)     (171,484)      (122,668)    (13,888)
    Change in net unrealized foreign
      exchange gain (loss)..............        12,005        (12,593)        28,868        (4,450)        18,429      (1,322)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................    30,103,293      3,898,413     14,340,358     3,921,418      8,922,576      58,545
                                         -------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................    13,799,587     15,279,801     22,579,294     6,722,859      8,141,045     188,455
                                         -------------------------------------------------------------------------------------
DISTRIBUTIONS TO PARTNERS
    Net investment income...............            --             --             --            --             --          --
                                         -------------------------------------------------------------------------------------
TRANSACTIONS IN INTERESTS
    Contributions by partners...........   187,793,085    143,835,272    144,137,687    37,692,390     82,773,370   4,487,783
    Withdrawals by partners.............   (78,216,702)   (20,677,175)  (146,663,288)   (5,334,333)   (37,358,238)     (7,362)
                                         -------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets from transactions in
        interests.......................   109,576,383    123,158,097     (2,525,601)   32,358,057     45,415,132   4,480,421
                                         -------------------------------------------------------------------------------------
        Total increase (decrease) in net
          assets........................   123,375,970    138,437,898     20,053,693    39,080,916     53,556,177   4,668,876
NET ASSETS
  BEGINNING OF PERIOD...................   158,336,884     19,898,986     62,886,544    23,805,628      4,668,876          --
                                         -------------------------------------------------------------------------------------
  END OF PERIOD......................... $ 281,712,854  $ 158,336,884  $  82,940,237  $ 62,886,544   $ 58,225,053  $4,668,876
                                         -------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST

                                              WORLDWIDE GROWTH FUND
                                          -----------------------------
                                             FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED
                                            MARCH 31,       MARCH 31,
                                              1998            1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
    Net investment income (deficit).....  $     (27,475)  $    (281,315)
    Net realized gain (loss) from
      security transactions.............     22,128,470      15,788,457
    Net realized foreign exchange gain
      (loss)............................       (385,313)       (333,967)
    Change in net unrealized foreign
      exchange gain (loss)..............         31,430         (21,431)
    Change in net unrealized
      appreciation (depreciation) of
      investments.......................     16,536,369      (2,434,302)
                                          -----------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................     38,283,481      12,717,442
                                          -----------------------------
DISTRIBUTIONS TO PARTNERS
    Net investment income...............             --              --
                                          -----------------------------
TRANSACTIONS IN INTERESTS
    Contributions by partners...........    172,434,860      34,174,758
    Withdrawals by partners.............   (168,997,352)    (43,419,850)
                                          -----------------------------
      Net increase (decrease) in net
        assets from transactions in
        interests.......................      3,437,508      (9,245,092)
                                          -----------------------------
        Total increase (decrease) in net
          assets........................     41,720,989       3,472,350
NET ASSETS
  BEGINNING OF PERIOD...................    103,815,376     100,343,026
                                          -----------------------------
  END OF PERIOD.........................  $ 145,536,365   $ 103,815,376
                                          -----------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS
------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified, open-end management investment company organized as a Delaware business trust, is comprised of 17 investment vehicles (each a "Fund" and collectively the "Funds") as of March 31, 1998. Up to five Portfolios of Nicholas-Applegate Mutual Funds invest in the respective Funds of the Master Trust to achieve their investment objective.

  The investment objectives of the Funds are as follows:

  Emerging Growth Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of U.S. companies with less than $500 million in market capitalization.

  Core Growth Fund seeks to maximize long-term capital appreciation through investment primarily in U.S. companies, generally over $500 million in total stock market value.

  Large Cap Growth Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of U.S. companies with market capitalizations above $3 billion whose earnings and prices are expected to grow faster than the Standard & Poor's 500 Index.

  Income & Growth Fund seeks to maximize total return through investment primarily in convertible and equity securities of U.S. companies.

  Balanced Growth Fund seeks to provide a balance of long-term capital appreciation and current income by investing approximately 60% of its total assets in equity and convertible securities of primarily U.S. companies and 40% of its total assets in debt securities, money market instruments and other short-term investments.

  Government Income Fund seeks to maximize current income through investment primarily in intermediate-term debt securities of the U.S. government and its agencies and instrumentalities.

  Money Market Fund seeks to achieve a high level of current income consistent with preservation of capital and maintenance of liquidity through investment in investment grade securities with an average maturity of 90 days.

  Emerging Countries Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of companies in developing countries of the world.

  International Small Cap Growth Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of international companies with smaller to middle market capitalizations.

  International Core Growth Fund seeks to maximize long-term capital appreciation through investment primarily in equity securities of international companies with larger market capitalizations.

  Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment primarily in growth stocks of U.S. and foreign companies

SECURITIES TRANSACTIONS

  Equity securities are valued at the last sale price (for exchange-listed and NASDAQ national market system securities) or the mean between the closing bid and asked prices (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the quoted bid prices. Securities with 60 days or less remaining to maturity are valued on an amortized cost basis which approximates market value. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Master Trust's Board of Trustees.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.
FOREIGN CURRENCY TRANSLATION

  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

FEDERAL INCOME TAXES

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of a Fund will be deemed to have been "passed through" to the Portfolios.

USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

B. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-Applegate" or "Investment Adviser"). The advisory fee is computed daily based upon the following percentages of each Fund's average daily net assets:

                              FIRST $500    NEXT $500    EXCESS OF
FUND                            MILLION      MILLION    $1 BILLION
----------------------------  -----------  -----------  -----------
Emerging Growth Fund........       1.00%        1.00%        1.00%
Core Growth Fund............       0.75%       0.675%        0.65%
Large Cap Growth Fund.......       0.75%       0.675%        0.65%
Income & Growth Fund........       0.75%       0.675%        0.65%
Balanced Growth Fund........       0.75%       0.675%        0.65%
Government Income Fund......       0.40%        0.35%        0.35%
Money Market Fund...........       0.25%      0.2275%      0.2275%
Emerging Countries Fund.....       1.25%        1.25%        1.25%
International Small Cap
  Growth Fund...............       1.00%        0.90%        0.85%
International Core Growth
  Fund......................       1.00%        0.90%        0.85%
Worldwide Growth Fund.......       1.00%        0.90%        0.85%

EXPENSE LIMITATIONS

  Nicholas-Applegate and the Master Trust have undertaken to limit the Funds' expenses to certain annual levels through March 31, 1999. In subsequent years, overall operating expenses for each Fund will not fall below the percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone or expenses paid by the Investment Adviser under this agreement, as each Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  The cumulative unreimbursed amounts paid by Nicholas-Applegate on behalf of the Funds, during the period from inception (respectively) to March 31, 1998, are as follows:

FUND
-----------------------------------------------
Core Growth Fund...............................  $     9,400
Large Cap Growth Fund..........................       61,779
Balanced Growth Fund...........................      361,863
Government Income Fund.........................      432,938
Money Market Fund..............................      361,689
Emerging Countries Fund........................      174,212
International Small Cap Growth Fund............      289,126
International Core Growth Fund.................       36,365
Worldwide Growth Fund..........................      407,491

  Effective March 31, 1998, Nicholas-Applegate agreed to amend the expense reimbursement agreement to limit the period within which Nicholas-Applegate may recoup the above amounts from the Funds, to no later than March 31, 2003. In addition, the possible recoupment period of any expense reimbursements in each year subsequent to 1998 will be limited to five years from the year of the reimbursement. Such recoupments are subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations.

C. INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investment securities, other than short-term obligations, for the fiscal year ended March 31, 1998, were as follows (in 000's):

FUND                               PURCHASES      SALES
--------------------------------  -----------  -----------
Emerging Growth Fund............  $   615,097  $   587,651
Core Growth Fund................      879,447      973,993
Large Cap Growth Fund...........       21,636       13,248
Income & Growth Fund............      371,588      292,929
Balanced Growth Fund............       74,169       75,690
Government Income Fund..........       22,840       20,530
Emerging Countries Fund.........      611,978      503,718
International Small Cap Growth
  Fund..........................      126,676      128,068
International Core Growth
  Fund..........................      120,878       78,860
Worldwide Growth Fund...........      245,666      255,361

  At March 31, 1998, the net unrealized appreciation (depreciation) based on the cost of investments for Federal income tax purposes was as follows (in 000's):

                                GROSS         GROSS          NET
                TAX COST OF  UNREALIZED    UNREALIZED    UNREALIZED
FUND            INVESTMENTS  APPRECIATION DEPRECIATION   APPRECIATION
--------------  -----------  -----------  -------------  -----------
Emerging
  Growth
  Fund........   $ 489,841    $ 262,881     $   5,302     $ 257,579
Core Growth
  Fund........     377,949      116,342         4,080       112,262
Large Cap
  Growth
  Fund........      10,620        1,735            80         1,655
Income &
  Growth
  Fund........     204,434       46,887           507        46,380
Balanced
  Growth
  Fund........      27,448        5,299           166         5,133
Government
  Income
  Fund........       9,406           73            36            37
Money Market
  Fund........     125,005           --            --            --
Emerging
  Countries
  Fund........     241,530       41,672         6,292        35,380
International
  Small Cap
  Growth
  Fund........      63,499       21,696           899        20,797
International
  Core Growth
  Fund........      47,565        9,683           702         8,981
Worldwide
  Growth
  Fund........     107,024       30,023           788        29,235

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

D. OFF BALANCE SHEET RISKS AND DERIVATIVE INSTRUMENTS

  The Master Trust's investment in foreign securities may entail risks due to the potential of political and economic instability in the countries where the securities are being offered. In addition, foreign exchange fluctuations could affect the value of positions held. It is the Master Trust's policy to continuously monitor its exposure to these risks.

  Some of the Funds may utilize forward foreign currency exchange contracts for the purpose of hedging against foreign exchange risk. Upon entering into forward foreign currency contracts, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to the amount of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is sold.

E. SECURITIES LENDING

  The Funds may loan securities to certain brokers, dealers and other financial institutions who pay the Funds negotiated lenders' fees. The Funds receive cash collateral, letters of credit or U.S. Government securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. At March 31, 1998, the market value of securities loaned and the collateral received for each fund is as follows:

                                 MARKET VALUE OF
                                   SECURITIES     COLLATERAL
FUND                                 LOANED         AMOUNT
-------------------------------  ---------------  ----------
Emerging Growth Fund...........    $77,437,581    $79,867,849
Core Growth Fund...............     41,081,548    42,269,676
Large Cap Growth Fund..........        158,950       163,200
Income & Growth Fund...........      3,325,875     3,418,700
Balanced Growth Fund...........        432,903       436,800
Emerging Countries Fund........     14,353,632    15,136,200
International Small Cap Growth
Fund...........................      4,087,255     4,218,400
International Core Growth
Fund...........................      1,517,894     1,547,400
Worldwide Growth Fund..........      3,796,960     3,849,600

F. BORROWING AGREEMENT

  The Income & Growth Fund had an unsecured bank line of credit at March 31, 1998. The Fund borrowed $3,000,000 at a rate of 8.5%. The principal and interest were repaid on April 1, 1998.

G. SUBSEQUENT EVENT

  In 1998, the Board of Trustees of the Nicholas-Applegate Mutual Funds (the "Trust") and the Nicholas-Applegate Investment Trust (the "Master Trust") approved a plan to reorganize the current master-feeder structure into a new multi-class fund structure, subject to the necessary shareholder approvals. Upon the effective date of the reorganization, which is planned to take place subsequent to March 31, 1998, all assets and liabilities of the master-feeder funds will be transferred to the corresponding multi-class funds, and shareholders of the Trust will effectively exchange their shares in the Trust for equal amounts of shares in the respective multi-class funds in a tax free exchange.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

H. SELECTED RATIO DATA

                                                            RATIO OF NET
                                RATIO OF      RATIO OF       INVESTMENT      RATIO OF NET
                               EXPENSES TO   EXPENSES TO       INCOME         INVESTMENT
                               AVERAGE NET   AVERAGE NET    (DEFICIT) TO   INCOME (DEFICIT)
                                 ASSETS,       ASSETS,      AVERAGE NET     TO AVERAGE NET
                                  AFTER        BEFORE      ASSETS, AFTER    ASSETS, BEFORE                         AVERAGE
                                 EXPENSE       EXPENSE        EXPENSE          EXPENSE                             BROKER
                               REIMBURSEMENTS REIMBURSEMENTS REIMBURSEMENTS  REIMBURSEMENTS      PORTFOLIO       COMMISSIONS
                               (RECOUPMENTS) (RECOUPMENTS) (RECOUPMENTS)    (RECOUPMENTS)      TURNOVER RATE      PER SHARE
-----------------------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND (1)
  For the year ended
    3/31/98...................       1.13%          1.13%       (0.55%)           (0.55%)           91.66%          $0.0528
  For the year ended
    3/31/97...................       1.10%          1.10%       (0.64%)           (0.64%)          112.90%          $0.0520
  For the year ended
    3/31/96...................       1.11%          1.11%       (0.57%)           (0.57%)          129.59%          $0.0523
  For the year ended
    3/31/95...................       1.12%          1.11%       (0.53%)           (0.52%)          100.46%               --
  For the period ended
    3/31/94*..................       1.12%          1.16%       (0.80%)           (0.84%)           50.51%               --
CORE GROWTH FUND (2)
  For the year ended
    3/31/98...................       0.89%          0.89%       (0.32%)           (0.32%)          199.54%          $0.0552
  For the year ended
    3/31/97...................       0.88%          0.88%       (0.33%)           (0.33%)          153.20%          $0.0582
  For the year ended
    3/31/96...................       0.89%          0.89%       (0.22%)           (0.22%)          114.48%          $0.0593
  For the year ended
    3/31/95...................       0.89%          0.89%        0.05%             0.05%            98.09%               --
  For the period ended
    3/31/94*..................       0.92%          0.92%       (0.03%)           (0.03%)           84.84%               --
LARGE CAP GROWTH FUND (3)
  For the year ended
    3/31/98...................       0.95%          2.19%       (0.07%)           (1.31%)          305.78%          $0.0584
  For the period ended
    3/31/97*..................       0.91%          3.32%        0.00%            (2.41%)          320.73%          $0.0589
INCOME & GROWTH FUND (2)
  For the year ended
    3/31/98...................       0.91%          0.91%        3.15%             3.15%           159.59%          $0.0595
  For the year ended
    3/31/97...................       0.95%          0.92%        3.49%             3.52%           166.84%          $0.0154
  For the year ended
    3/31/96...................       0.95%          0.94%        3.94%             3.94%           144.97%          $0.0597
  For the year ended
    3/31/95...................       0.93%          0.95%        4.37%             4.35%           125.51%               --
  For the period ended
    3/31/94*..................       0.94%          0.97%        3.51%             3.48%           177.52%               --
BALANCED GROWTH FUND (2)
  For the year ended
    3/31/98...................       0.95%          1.12%        2.12%             1.95%           260.03%          $0.0600
  For the year ended
    3/31/97...................       0.95%          1.21%        2.53%             2.27%           212.95%          $0.0586
  For the year ended
    3/31/96...................       0.95%          1.37%        2.83%             2.37%           197.19%          $0.0594
  For the year ended
    3/31/95...................       0.95%          1.33%        2.13%             1.75%           110.40%               --
  For the period ended
    3/31/94*..................       0.94%          1.37%        1.93%             1.50%            85.43%               --
GOVERNMENT INCOME FUND (2)
  For the year ended
    3/31/98...................       0.60%          1.80%        5.44%             4.25%           288.77%               --
  For the year ended
    3/31/97...................       0.60%          2.07%        5.77%             4.30%           573.72%               --
  For the year ended
    3/31/96...................       0.60%          2.75%        6.12%             4.00%           190.47%               --
  For the year ended
    3/31/95...................       0.80%          2.21%        5.32%             3.91%           258.72%               --
  For the period ended
    3/31/94*..................       0.80%          2.80%        3.43%             1.43%           159.17%               --
MONEY MARKET FUND (2)
  For the year ended
    3/31/98...................       0.45%          0.45%        5.17%             5.17%              n/a                --
  For the year ended
    3/31/97...................       0.45%          0.88%        4.97%             4.53%              n/a                --
  For the year ended
    3/31/96...................       0.45%          3.20%        5.34%             2.59%              n/a                --
  For the year ended
    3/31/95...................       0.31%          3.23%        4.61%             1.69%              n/a                --
  For the period ended
    3/31/94*..................       0.24%        151.02%        2.12%          (148.66%)             n/a                --
EMERGING COUNTRIES FUND (4)
  For the year ended
    3/31/98...................       1.60%          1.64%        0.59%             0.55%           243.47%          $0.0014
  For the year ended
    3/31/97...................       1.60%          1.57%       (0.47%)           (0.44%)          176.20%          $0.0021
  For the year ended
    3/31/96...................       1.60%          2.80%        0.30%            (0.90%)          118.21%          $0.0022
  For the period ended
    3/31/95*..................       1.60%          1.81%        1.73%             1.52%            60.79%               --
INTERNATIONAL SMALL CAP GROWTH
  FUND (5)
  For the year ended
    3/31/98...................       1.35%          1.47%       (0.44%)           (0.56%)          198.37%          $0.0086
  For the year ended
    3/31/97...................       1.35%          1.38%       (0.34%)           (0.37%)          206.07%          $0.0098
  For the year ended
    3/31/96...................       1.35%          1.98%        0.39%            (0.24%)          141.02%          $0.0128
  For the year ended
    3/31/95...................       1.35%          1.85%        0.24%            (0.26%)           74.88%               --
  For the period ended
    3/31/94*..................       1.35%          2.28%        0.41%            (0.52%)           23.71%               --
INTERNATIONAL CORE GROWTH FUND
  (3)
  For the year ended
    3/31/98...................       1.35%          1.45%       (0.02%)           (0.12%)          274.21%          $0.0128
  For the period ended
    3/31/97*..................       1.29%          2.25%        0.48%            (0.47%)           75.53%          $0.0106
WORLDWIDE GROWTH FUND (2)
  For the year ended
    3/31/98...................       1.20%          1.29%       (0.02%)           (0.11%)          201.70%          $0.0221
  For the year ended
    3/31/97...................       1.20%          1.26%       (0.27%)           (0.33%)          181.81%          $0.0078
  For the year ended
    3/31/96...................       1.20%          1.26%        0.31%             0.25%           132.20%          $0.0187
  For the year ended
    3/31/95...................       1.20%          1.30%        0.24%             0.14%            98.54%               --
  For the period ended
    3/31/94*..................       1.20%          1.36%        0.01%            (0.15%)           95.09%               --

--------------------
(1) Commenced operations on October 1, 1993.
(2) Commenced operations on April 19, 1993.
(3) Commenced operations on December 27, 1996.
(4) Commenced operations on November 28, 1994.
(5) Commenced operations on December 31, 1993.
 * Annualized

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------
ERNST & YOUNG LLP
515 SOUTH FLOWER STREET
LOS ANGELES, CALIFORNIA 90071
PHONE: 213 977 3200

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE MUTUAL FUNDS

  We have audited the accompanying statements of assets and liabilities of the Series A, B and C Portfolios of Nicholas-Applegate Mutual Funds (comprising respectively, Emerging Growth Portfolios A, B and C, Core Growth Portfolios A, B and C, Large Cap Growth Portfolios A, B and C, Income and Growth Portfolios A, B and C, Balanced Growth Portfolios A, B and C, Government Income Portfolios A, B and C, Money Market Portfolio, Emerging Countries Portfolios A, B and C, International Small Cap Growth (formerly "International Growth") Portfolios A, B and C, International Core Growth Portfolios A, B and C, and Worldwide Growth Portfolios A, B and C) (hereinafter the "Portfolios"), as of March 31, 1998, and the related statements of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended (except for Large Cap Growth Portfolios A, B and C which are for the fiscal year then ended) and the financial highlights for each of the three fiscal years in the period then ended (except for Large Cap Growth Portfolios A, B and C which are for the fiscal year then ended and International Core Growth Portfolios A, B and C which are for each of the two fiscal years in the period then ended). These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two fiscal years in the period ended March 31, 1995 were audited by other auditors whose report dated May 12, 1995 expressed an unqualified opinion on those financial highlights.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and the 1996, 1997 and 1998 financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series A, B and C Portfolios of Nicholas-Applegate Mutual Funds as of March 31, 1998, the results of their operations for the fiscal year then ended, changes in their net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the three fiscal years in the period then ended, as described in the first paragraph, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
May 15, 1998

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------
ERNST & YOUNG LLP
515 SOUTH FLOWER STREET
LOS ANGELES, CALIFORNIA 90071
PHONE: 213 977 3200

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE INVESTMENT TRUST

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the following series of Nicholas-Applegate Investment Trust: Emerging Growth Fund, Core Growth Fund, Large Cap Growth Fund, Income & Growth Fund, Balanced Growth Fund, Government Income Fund, Money Market Fund, Emerging Countries Fund, International Small Cap Growth Fund (formerly "International Growth Fund"), International Core Growth Fund, and Worldwide Growth Fund (hereinafter the "Funds") as of March 31, 1998, and the related statements of operations for the fiscal year then ended, and the statements of changes in net assets for each of the two fiscal years in the period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. The selected ratio data for each of the two fiscal years in the period ended March 31, 1995 were audited by other auditors whose report dated May 12, 1995 expressed an unqualified opinion on those selected ratio data.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Nicholas-Applegate Investment Trust as of March 31, 1998, the results of their operations for the fiscal year then ended, and changes in their net assets for each of the two fiscal years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
May 15, 1998

--------------------------------------------------------------------------------

NICHOLAS APPLEGATE-Registered Trademark-
MUTUAL FUNDS ANNUAL REPORT

HIGH YIELD BOND FUND

Company by Tradition

INCOME

[GRAPHIC]
CLASS A, B & C SHARES

TABLE OF CONTENTS
------------------------------------------------------------------------

HIGH YIELD BOND FUND

                                                                           PAGE
Review and Outlook......................................................      1
Performance.............................................................      2
Schedule of Investments.................................................      3
Financial Highlights....................................................      6
Statement of Assets and Liabilities.....................................      8
Statement of Operations.................................................      9
Statements of Changes in Net Assets.....................................     10
Notes to the Financial Statements.......................................     11
Report of Independent Auditors..........................................     15

------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate High Yield Bond Fund. Distributor: Nicholas-Applegate Securities.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
------------------------------------------------------------------------

                                MANAGEMENT TEAM

                               Fred S. Robertson,
                Partner, Chief Investment Officer, Fixed Income

                            Douglas G. Forsyth, CFA,
                               Portfolio Manager

                              James E. Kellerman,
                           Partner, Portfolio Manager

                                Sandra K. Durn,
                               Portfolio Manager

                                  Jan Friedli,
                               Portfolio Manager

                             Richard J. King, CFA,
                               Portfolio Manager

                                 Susan Malone,
                               Portfolio Manager

  GOAL: The Nicholas-Applegate High Yield Bond Fund seeks to deliver a high level of current income and long-term capital growth by investing in a diversified portfolio consisting primarily of U.S. corporate fixed-income securities.

  REVIEW AND OUTLOOK: The Nicholas-Applegate High Yield Bond Fund delivered outstanding performance for the year, based on superior bond selection and the powerful domestic economy. The Fund returned 26.1%, outperforming the First Boston High Yield Index which returned 14.3%.

  Continued domestic growth, stable interest rates, low inflation, high consumer confidence and low unemployment proved ideal for high yield investing. Strong inflows, combined with a record pace of new issues, drove the high yield market.

  Expert bond selection was the primary factor driving outperformance. Holdings boosting the Fund's advance included arts and crafts retailer Michael's Stores and Orbital Sciences, a company operating low-Earth-orbit satellites to track machinery and systems operations throughout the world.

  We discover securities for the High Yield Bond Fund using the tools our equity teams use to pick stocks. Companies must demonstrate the following criteria to be included in the portfolio:

    - Potential for positive fundamental change leading to earnings and cash flow growth, debt reduction and possible credit-rating upgrade

    - Ability to secure other sources of capital

    - Potential recognition as an acquisition target

    - Sustainability of growth

    - Timeliness of investment

  Our outlook is bright for continued outperformance for the Fund, given current positive market conditions. Moreover, our focus on company fundamentals positions us to find attractive opportunities regardless of changes to the macroeconomic environment.

                            REPRESENTATIVE HOLDINGS

                                    Amresco
                              Bally Total Fitness
                                Chancellor Media
                                      IDT
                                Michael's Stores
                                   Musicland
                                   Omnipoint
                          Orbital Sciences -- Orbcomm
                                     Viacom
                             Winstar Communications

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          HIGH YIELD BOND A SHARES   FIRST BOSTON HIGH YIELD INDEX
7/31/96                                                   $9,525.00                      $10,000.00
9/30/96                                                  $10,114.29                      $10,282.87
12/31/96                                                 $10,585.71                      $10,736.37
3/31/97                                                  $10,821.43                      $10,894.66
6/30/97                                                  $11,614.29                      $11,365.04
9/30/97                                                  $12,578.57                      $11,899.69
12/31/97                                                 $12,814.29                      $12,092.03
3/31/98                                                  $13,628.57                      $12,455.48
Annualized Total Returns As of 03/31/98
1 Year                                              Since Inception
19.96%                                                       20.42%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          HIGH YIELD BOND B SHARES   FIRST BOSTON HIGH YIELD INDEX
7/31/96                                                  $10,000.00                      $10,000.00
9/30/96                                                   10,614.53                       10,282.87
12/31/96                                                  11,094.97                       10,736.37
3/31/97                                                   11,329.61                       10,894.66
6/30/97                                                   12,134.08                       11,365.04
9/30/97                                                   13,139.66                       11,899.69
12/31/97                                                  13,363.13                       12,092.03
3/31/98                                                   13,801.12                       12,455.48
Annualized Total Returns As of 03/31/98
1 Year                                              Since Inception
20.35%                                                       21.34%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          HIGH YIELD BOND C SHARES   FIRST BOSTON HIGH YIELD INDEX
7/31/96                                                  $10,000.00                      $10,000.00
9/30/96                                                   10,614.53                       10,282.87
12/31/96                                                  11,094.97                       10,736.37
3/31/97                                                   11,329.61                       10,894.66
6/30/97                                                   12,134.08                       11,365.04
9/30/97                                                   13,139.66                       11,899.69
12/31/97                                                  13,363.13                       12,092.03
3/31/98                                                   14,201.12                       12,455.48
Annualized Total Returns As of 03/31/98
1 Year                                              Since Inception
25.35%                                                       23.44%

The graphs compare a $10,000 investment in the High Yield Bond Fund's A Shares (front load), the B Shares (back-end load) and the C Shares (level load) with a similar investment in the First Boston High Yield Index, on a cumulative and average annual total return basis. The Shares calculate their performance based upon the historical performance of their corresponding series ("Fund") of Nicholas-Applegate Investment Trust, adjusted to reflect sales charges and share class operating expenses. The A, B and C Shares became available on 3/2/98. Performance returns within are calculated on a total return basis and reflect all fees and expenses with reinvestment of dividends and capital gains, if any. Performance figures include the maximum applicable sales charge of 5.25% for A Shares. The effect of the maximum contingent deferred sales charge for B Shares (maximum 5.00% declining to 0% over six years) is included in B Share performance. Performance is affected by a 12b-1 Plan which commenced at inception of each Class.

Total returns reflect the fact that the Investment Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the share class, subject to possible later reimbursement during a five year period. Total return results may have been lower had there been no waiver or deferral.

The First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issues size of $100 million.

Index returns reflect the reinvestment of dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1998
------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                        NUMBER
                                                                       OF SHARES          VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCKS -- 0.8%
---------------------------------------------------------------------------------------------------
COMPUTER NETWORKS -- 0.4%
  Legato Systems, Inc............................................          2,000       $    118,750
                                                                                       ------------
GAMING -- 0.4%
  Rio Hotel and Casino, Inc.*....................................          5,000            129,687
                                                                                       ------------
TOTAL COMMON STOCK
  (Cost $229,425)................................................................           248,437
                                                                                       ------------

                                                                         PRINCIPAL
                                                                           AMOUNT
---------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 87.2%
---------------------------------------------------------------------------------------------------
BROADCASTING -- 7.8%
  American Mobile Satellite
    12.250%, 04/01/08.................................................  $    500,000        520,000
  Fox Liberty Networks LLC
    8.875%, 08/15/07..................................................       250,000        260,000
  Satelites Mexicanos SA
    10.125%, 11/01/04.................................................       250,000        256,875
  Source Media, Inc.
    12.000%, 11/01/04.................................................     1,300,000      1,293,500
                                                                                       ------------
                                                                                          2,330,375
                                                                                       ------------
CATALOG RETAILING -- 5.1%
  Brylane L.P., Series B
    10.000%, 09/01/03.................................................       250,000        265,625
  Shop At Home, Inc.
    11.000%, 04/01/05.................................................     1,250,000      1,262,500
                                                                                       ------------
                                                                                          1,528,125
                                                                                       ------------
ELECTRONIC RETAILING -- 0.4%
  Electronic Retailing Systems, Inc.
    0.000%, 02/01/04*.................................................       200,000        116,000
                                                                                       ------------
ENGINEERING SERVICES -- 0.9%
  MSX International, Inc.
    11.375%, 01/15/08.................................................       250,000        259,375
                                                                                       ------------
ENTERTAINMENT -- 0.5%
  Premier Parks, Inc.
    0.000%, 04/01/08*.................................................       250,000        159,375
                                                                                       ------------
EQUIPMENT -- 0.9%
  Phase Metrics, Inc.
    10.750%, 02/01/05.................................................       250,000        252,812
                                                                                       ------------
FINANCIAL SERVICES -- 11.3%
  AMRESCO, Inc.
    9.875%, 03/15/05..................................................     1,200,000      1,221,000
  Bluegreen Corp.
    10.500%, 04/01/08.................................................       750,000        751,875
  CRIIMI MAE, Inc.
    9.125%, 12/01/02..................................................       750,000        754,687
  MCII Holdings
    0.000%, 11/15/02*.................................................       250,000        236,250
  Px Escrow Corp.
    0.000%, 02/01/06*.................................................       200,000        142,250
  Resource America, Inc.
    12.000%, 08/01/04.................................................       250,000        262,500
                                                                                       ------------
                                                                                          3,368,562
                                                                                       ------------

                                                                         PRINCIPAL
                                                                           AMOUNT         VALUE
---------------------------------------------------------------------------------------------------

FOOD PROCESSING -- 1.7%
  Purina Mills, Inc.
    9.000%, 03/15/10..................................................  $    500,000   $    516,250
                                                                                       ------------
HOTELS AND MOTELS -- 0.9%
  Extended Stay America
    9.150%, 03/15/08..................................................       250,000        251,875
                                                                                       ------------
INDUSTRIAL -- 3.5%
  Orbital Imaging Corp.
    11.625%, 03/01/05.................................................       950,000      1,045,000
                                                                                       ------------
MACHINERY -- 0.9%
  Newcor Inc.
    9.875%, 03/01/08..................................................       250,000        253,125
                                                                                       ------------
MOTION PICTURES -- 0.9%
  Ascent Entertainment Group
    0.000%, 12/15/04*.................................................       450,000        264,375
                                                                                       ------------
MUSIC/CLUBS -- 0.9%
  Imax Corp.
    10.000%, 03/01/01.................................................       250,000        261,250
                                                                                       ------------
PAPER AND PAPER PRODUCTS -- 1.7%
  Plainwell, Inc.
    11.000%, 03/01/08.................................................       500,000        506,250
                                                                                       ------------
PRODUCERS/MANUFACTURING -- 2.3%
  Associated Materials, Inc.
    9.250%, 03/01/08..................................................       200,000        205,500
  Doskocil Manufacturing Co., Inc.
    10.125%, 09/15/07.................................................       200,000        214,000
  Foodmaker, Inc.
    9.250%, 03/01/99..................................................        18,000         18,225
  Inter-City Products Corp.
    9.750%, 03/01/00..................................................       250,000        254,063
                                                                                       ------------
                                                                                            691,788
                                                                                       ------------
PUBLISHING -- 0.9%
  Liberty Group Operating
    9.375%, 02/01/08..................................................       250,000        255,625
                                                                                       ------------
RECREATIONAL CENTERS -- 1.1%
  Bally Total Fitness Holding, Series B
    9.875%, 10/15/07..................................................       300,000        319,500
                                                                                       ------------
SOFTWARE -- 2.9%
  IDT Corp.
    8.750%, 02/15/06..................................................       875,000        873,906
                                                                                       ------------
SPECIAL PURPOSE -- 1.0%
  Pinnacle Holdings, Inc.
    0.000%, 03/15/08*.................................................       500,000        313,125
                                                                                       ------------
SPECIALTY RETAILING -- 4.6%
  CompUSA, Inc.
    9.500%, 06/15/00..................................................       150,000        155,063
  Maxim Group, Inc., Series B
    9.250%, 10/15/07..................................................       200,000        203,250
  Michaels Stores, Inc.
    10.875%, 06/15/06.................................................       100,000        112,000
  Musicland Group
    9.000%, 06/15/03..................................................       500,000        495,000
  Tuesday Morning Corp.
    11.000%, 12/15/07.................................................       400,000        412,500
                                                                                       ------------
                                                                                          1,377,813
                                                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                                                         PRINCIPAL
                                                                           AMOUNT         VALUE
---------------------------------------------------------------------------------------------------

CORPORATE BONDS (Continued)
---------------------------------------------------------

TELECOMMUNICATIONS -- 18.6%
  Covad Comm Group
    0.000%, 03/15/08*.................................................  $    500,000   $    262,500
  Global Telesystems Group
    9.875%, 02/15/05..................................................       625,000        646,094
  Nextel Communications
    0.000%, 09/15/07*.................................................     1,000,000        668,750
  Nextlink Communications
    0.000%, 04/15/08*.................................................     1,500,000        950,625
  Omnipoint Corp.
    11.625%, 08/15/06.................................................       750,000        826,875
  ORBCOMM Global, LP, Series B
    14.000%, 08/15/04.................................................     1,250,000      1,459,375
  Sitel Corp.
    9.250%, 03/15/06..................................................       700,000        707,000
                                                                                       ------------
                                                                                          5,521,219
                                                                                       ------------
TELEPHONE -- 13.2%
  21st Century Telecom Group
    0.000%, 02/15/08*.................................................       250,000        147,500
  Esprit Telecom Group PLC
    11.500%, 12/15/07.................................................       750,000        825,938
  Facilicom International
    10.500%, 01/15/08.................................................       250,000        261,250
  McLeodUSA, Inc.
    8.375%, 03/15/08..................................................       500,000        517,500
  Qwest Communications International
    0.000%, 10/15/07*.................................................       300,000        220,500
  Teligent, Inc.
    11.500%, 12/01/07.................................................       600,000        627,000
  WinStar Communications, Inc.
    0.000%, 10/15/05..................................................       300,000        251,250
  WinStar Communications, Inc.
    0.000%, 03/01/07*.................................................       800,000      1,062,000
                                                                                       ------------
                                                                                          3,912,938
                                                                                       ------------
TRANSPORTATION -- 5.2%
  Premier Cruises Ltd.
    11.000%, 03/15/08.................................................       500,000        493,750
  Trans World Airlines
    11.500%, 12/15/04.................................................     1,000,000      1,060,000
                                                                                       ------------
                                                                                          1,553,750
                                                                                       ------------
TOTAL CORPORATE BONDS
  (Cost $25,649,727)................................................................     25,932,413
                                                                                       ------------
                                                                         PRINCIPAL
                                                                           AMOUNT         VALUE
---------------------------------------------------------------------------------------------------

FOREIGN CORPORATE OBLIGATIONS -- 0.4%
---------------------------------------------------------------------------------------------------
INDONESIA -- 0.4%
  PT Polysindo Eka Perkasa Interest Promissory Note*..................  $     10,000   $      5,900
  PT Polysindo Eka Perkasa Interest Promissory Note*..................        10,000          5,900
  PT Polysindo Eka Perkasa Principal Promissory Note*.................       200,000        118,000
                                                                                       ------------
                                                                                            129,800
                                                                                       ------------
TOTAL FOREIGN CORPORATE OBLIGATIONS
  (Cost $129,766)...................................................................        129,800
                                                                                       ------------

                                                                        NUMBER
                                                                       OF SHARES
---------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 2.0%
---------------------------------------------------------------------------------------------------
BROADCASTING -- 1.0%
  Chancellor Media, Inc., Series A, 12.25%.......................          2,000            284,500
                                                                                       ------------
TELECOMMUNICATION SERVICES -- 1.0%
  Dobson Communication Corp., 12.25%.............................          2,500            275,000
  IXC Communciations, Inc., Series B, 12.50%.....................             70              8,540
                                                                                       ------------
                                                                                            283,540
                                                                                       ------------
TOTAL PREFERRED STOCK
  (Cost $507,910)................................................................           568,040
                                                                                       ------------
---------------------------------------------------------------------------------------------------
MUTUAL FUND -- 0.0%
---------------------------------------------------------------------------------------------------
BOND FUNDS -- 0.0%
  Nicholas Applegate High Yield Bond Fund Trust*
    (Cost $1,000)................................................             55              1,000
                                                                                       ------------
---------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%
---------------------------------------------------------------------------------------------------
ELECTRONIC INSTRUMENTS -- 0.0%
  Electronic Retailing Systems, Inc.*
    (Cost $12,219)...............................................            300              7,500
                                                                                       ------------

                                                                         PRINCIPAL
                                                                           AMOUNT
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 6.0%
---------------------------------------------------------------------------------------------------
  Associates First Capital Corp.
    6.050%, 04/01/98..................................................  $        587        587,000
  Merrill Lynch
    6.050%, 04/01/98..................................................         1,205      1,205,000
                                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $1,792,000).................................................................      1,792,000
                                                                                       ------------
TOTAL INVESTMENTS -- 96.4%
  (Cost $28,322,047)................................................................     28,679,190
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 3.6%...............................................................      1,055,558
                                                                                       ------------
NET ASSETS -- 100.0%................................................................   $ 29,734,778
                                                                                       ------------

---------------
* Non-Income Producing Security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                 NET ASSET                    NET REALIZED      DISTRIBUTIONS
                                 VALUE AT         NET        AND UNREALIZED       FROM NET       DISTRIBUTIONS
                                 BEGINNING    INVESTMENT        GAINS ON         INVESTMENT          FROM
                                 OF PERIOD      INCOME         INVESTMENTS         INCOME        CAPITAL GAINS
                                -------------------------------------------------------------------------------
-------------------------------------------
A SHARES+
  For the period ended March
    31, 1998..................  $    12.70     $    0.01        $    0.01         $      --        $      --
B SHARES+
  For the period ended March
    31, 1998..................       12.69          0.01             0.01                --               --
C SHARES+
  For the period ended March
    31, 1998..................       12.69          0.01             0.01                --               --
I SHARES++
  For the year ended March 31,
    1998                             13.20          1.11             2.02             (1.15)           (1.72)
  For the period ended March
    31, 1997..................       12.50          0.74             0.95             (0.73)           (0.26)
Q SHARES+
  For the period ended March
    31, 1998..................       12.70          0.01             0.01                --               --

Portfolio Turnover Rate for
  the Year Ended March 31,
  1998                             484.39%
Portfolio Turnover Rate for
  the Period Ended March 31,
  1997                             465.32%

-----------------
 + Commenced Operations on March 27, 1998.
++ Commenced Operations on July 31, 1996.
 * Annualized
** Represents total return for the four day period from March 27, 1998 through March 31, 1998 for the A, B, C and Q shares (see Note A). The total return for the period from February 27, 1998 through March 27, 1998 was 1.60%, 1.52%, 1.52% and 1.60%, respectively for the A, B, C and Q shares.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                                                                    Ratio of             Ratio of
                                                                                   Expenses to          Expenses to
                                                                                   Average Net          Average Net
                                                                  Net Assets      Assets, After       Assets, Before
                                   Net Asset                          at             Expense              Expense
                                   Value at          Total          End of        Reimbursement        Reimbursement
                                 End of Period      Return**        Period       and Fee Waiver*      and Fee Waiver*
                                ---------------------------------------------------------------------------------------
A SHARES+
  For the period ended March
    31, 1998..................     $   12.72            0.16%    $ 4,690,089            1.06%                1.06%
B SHARES+
  For the period ended March
    31, 1998..................         12.71            0.16%      8,891,534            1.69%                1.69%
C SHARES+
  For the period ended March
    31, 1998..................         12.71            0.16%      4,814,892            1.66%                1.66%
I SHARES++
  For the year ended March 31,
    1998                               13.46           25.49%     10,771,172            0.76%                2.66%
  For the period ended March
    31, 1997..................         13.20           13.90%      4,607,559            0.75%                1.95%
Q SHARES+
  For the period ended March
    31, 1998..................         12.72            0.16%        567,091            0.97%                0.97%

Portfolio Turnover Rate for
  the Year Ended March 31,
  1998
Portfolio Turnover Rate for
  the Period Ended March 31,
  1997

                                   Ratio of Net        Ratio of Net
                                    Income to           Income to
                                   Average Net         Average Net
                                  Assets, After       Assets, Before
                                     Expense             Expense
                                  Reimbursement       Reimbursement
                                 and Fee Waiver*     and Fee Waiver*
                                --------------------------------------
A SHARES+
  For the period ended March
    31, 1998..................           7.22%               7.22%
B SHARES+
  For the period ended March
    31, 1998..................           6.61%               6.61%
C SHARES+
  For the period ended March
    31, 1998..................           6.91%               6.91%
I SHARES++
  For the year ended March 31,
    1998                                 8.28%               6.38%
  For the period ended March
    31, 1997..................           8.47%               7.97%
Q SHARES+
  For the period ended March
    31, 1998..................           7.53%               7.53%
Portfolio Turnover Rate for
  the Year Ended March 31,
  1998
Portfolio Turnover Rate for
  the Period Ended March 31,
  1997

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF MARCH 31, 1998
-------------------------------------------------------------------------------

ASSETS
  Investments, at value*................  $28,679,190
  Cash..................................          376
  Interest receivable...................      362,104
  Shares sold...........................    4,425,185
  Due from advisor......................       20,117
                                          -----------
    Total assets........................   33,486,972
                                          -----------
LIABILITIES
  Investment securities purchased.......    3,714,571
  Shares repurchased....................           91
  Accrued expenses......................       37,532
                                          -----------
    Total liabilities...................    3,752,194
                                          -----------
NET ASSETS                                $29,734,778
                                          -----------
COMPOSITION OF NET ASSETS
  Paid-in capital.......................  $29,114,851
  Accumulated net investment income.....       12,705
  Accumulated net realized gain.........      250,079
  Net unrealized appreciation on
    investments and foreign exchange....      357,143
                                          -----------
NET ASSETS..............................  $29,734,778
                                          -----------
  *INVESTMENTS AT COST..................  $28,322,047
                                          -----------
NET ASSETS
  A shares..............................  $ 4,690,089
  B shares..............................    8,891,534
  C shares..............................    4,814,892
  I shares..............................   10,771,172
  Q shares..............................      567,091
                                          -----------
    Total...............................  $29,734,778
                                          -----------
SHARES OUTSTANDING (NO PAR VALUE,
  UNLIMITED SHARES AUTHORIZED)
  A shares..............................      368,665
  B shares..............................      699,624
  C shares..............................      378,767
  I shares..............................      800,128
  Q shares..............................       44,587
                                          -----------
    Total...............................    2,291,771
                                          -----------
NET ASSET VALUE
  A shares (Maximum Offering Price of
    $13.35).............................  $     12.72
  B shares..............................  $     12.71
  C shares..............................  $     12.71
  I shares..............................  $     13.46
  Q shares..............................  $     12.72

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends.............................  $    23,168
  Interest..............................      523,889
                                          -----------
    Total income........................      547,057
EXPENSES
  Advisory fee..........................       36,505
  Accounting fee........................       42,098
  Administration fee....................        6,119
  Audit fee.............................        4,284
  Co-Administration fee.................        5,938
  Custodian fee.........................       24,725
  Distribution fee......................        1,090
  Insurance fee.........................          566
  Legal fee.............................        2,131
  Miscellaneous.........................        2,566
  Registration fee- Federal.............        1,200
  Registration fee - State..............        9,516
  Shareholder reporting fee.............        1,456
  Shareholder servicing fee.............          386
  Transfer agent fee....................       12,391
  Trustees' fee.........................        7,686
                                          -----------
    Total expenses......................      158,657
  Reimbursement from advisor............     (105,541)
  Co-Administration fee waiver..........       (5,938)
  Line of credit commitment fee.........          401
                                          -----------
    Net expenses........................       47,579
                                          -----------
      Net investment income.............      499,478
                                          -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN EXCHANGE
  Net realized gain from security
    transactions........................      551,791
  Change in net unrealized appreciation
    of investments and foreign
    exchange............................      310,375
                                          -----------
      Net gain on investments...........      862,166
                                          -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS.....................  $ 1,361,644
                                          -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                             FOR THE         FOR THE
                                           YEAR ENDED     PERIOD ENDED
                                            MARCH 31,       MARCH 31,
                                              1998            1997+
                                          -----------------------------
INCREASE IN NET ASSETS:
  OPERATIONS
    Net investment income...............  $     499,478   $    248,226
    Net realized gain from security
     transactions.......................        551,791        329,760
    Change in net unrealized
     appreciation (depreciation) of
     investments and foreign exchange...        310,375        (23,773)
                                          -----------------------------
        Increase in net assets from
        operations......................      1,361,644        554,213
                                          -----------------------------
  DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income
      I shares..........................       (516,768)      (246,559)
    Capital gains
      I shares..........................       (551,174)       (88,423)
                                          -----------------------------
        Change in net assets from
        shareholder distributions.......     (1,067,942)      (334,982)
                                          -----------------------------
  CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold (See Note
     F).................................     27,096,275      4,551,209
    Value of shares reinvested..........        237,690         37,643
    Cost of shares repurchased..........     (2,500,448)      (201,524)
                                          -----------------------------
      Increase in net assets derived
       from capital share
       transactions.....................     24,833,517      4,387,328
                                          -----------------------------
        Total increase in net assets....     25,127,219      4,606,559
NET ASSETS
  BEGINNING OF THE PERIOD...............      4,607,559          1,000
                                          -----------------------------
  END OF THE PERIOD.....................  $  29,734,778   $  4,607,559
                                          -----------------------------
CHANGE IN SHARES OUTSTANDING
  Beginning share balances..............        349,046             80
  Shares sold (See Note F)..............      2,118,195        361,395
  Shares reinvested.....................         17,883          2,861
  Shares repurchased....................       (193,353)       (15,290)
                                          -----------------------------
        Ending share balances...........      2,291,771        349,046
                                          -----------------------------

-------------
+ Commenced Operations on July 31, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
NOTES TO THE FINANCIAL STATEMENTS
------------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  High Yield Bond Fund (the "Fund") is a series of Nicholas-Applegate Mutual Funds (the "Trust"), a diversified, open-end management investment company organized as a Delaware business trust , and offers five classes of shares namely, A, B, C, I and Q.

  Prior to March 27, 1998, the Fund's capital consisted of only Institutional class. On March 27, 1998, the Fund combined with a similar high yield bond fund started on February 28, 1998, which was also a series of the Trust (the "Acquiree"), whose capital consisted of classes A, B, C and Q. The shareholders of the Acquiree effectively exchanged their shares in the Acquiree for equal amounts of shares in the respective classes of the Fund in a tax-free exchange. The Acquiree's net assets at that date, $16,364,513, including $70,541 of unrealized appreciation, $28,328 of undistributed net investment income and $8,125 of undistributed net realized gains from investment transactions, were combined with those of the Fund. The aggregate net assets of the Fund and the Acquiree immediately before the acquisition were $10,692,136 and $16,364,513, respectively.

INVESTMENT OBJECTIVE

  High Yield Bond Fund seeks a high level of current income and capital growth through investments primarily in lower rated debt securities and convertible securities rated below investment grade by a nationally recognized statistical rating agency.

SECURITIES TRANSACTIONS

  Equity securities are valued at the last sale price (for exchange-listed and NASDAQ national market system securities) or the mean between the closing bid and asked prices (if lacking any sales and for over-the counter securities). Debt securities generally are valued at the quoted bid prices. Securities with 60 days or less remaining to maturity are valued on an amortized cost basis, which approximates market value. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the directions of the Trust's Board of Trustees.

  Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

FOREIGN CURRENCY TRANSLATION

  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

FEDERAL INCOME TAXES

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no federal income tax provisions are required if the Funds continue to comply with such requirements.

  Net investment income and net realized gains for the year (or period where appropriate) differ for financial statement and tax purposes primarily because of one or all of the following: deferral of wash-sale losses, passive foreign investments, and capital loss carryforwards.

  The character of distributions made during the year (or period where appropriate) from net investment income or net realized gains may differ from

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. The prospectus for the Nicholas-Applegate Mutual Funds describes each Fund's policies with respect to declaration and payment of dividends and distribution of capital gains.

USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts in the financial statements and accompanying notes. Actual results could differ from those estimates.

ALLOCATION OF EXPENSES

  Expenses arising in connection with a specific class of shares are allocated directly. All other expenses are allocated pro rata based on relative net assets.

B. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment advisor to the Trust is Nicholas-Applegate Capital Management ("Nicholas-Applegate" or "Investment Advisor"). The advisory fee is computed daily at an annual rate of 0.60% of average daily net assets of the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

  The Trust has adopted a distribution plan whereby Nicholas-Applegate Securities (the "Distributor"), an affiliate of Nicholas-Applegate Capital Management, is compensated for distribution-related expenses at an annual rate, payable monthly, of 0.25%, 0.75% and 0.75% of the average daily net assets of the Fund's A, B and C shares, respectively.

  Under a distribution agreement, the Distributor who is the principal underwriter for the sale of shares of the Fund, retains a portion of any contingent deferred sales load on redemptions for the Fund, and retains a portion of the initial sales load imposed on purchases of shares of the Class A Shares. This agreement may be terminated by either party upon 60 days' written notice.

  The Trust has adopted a shareholder service plan under which the Distributor is also compensated for non-distribution related expenses at an annual rate, as follows: 0.10%, 0.25% and 0.25% of the average daily net asset value of the A, B, and C shares, respectively.

ADMINISTRATIVE SERVICES AGREEMENT

  The Fund pays the Investment Advisor for co-administrative services at an annual rate of 0.10% of average daily net assets of the Fund. These fees are in addition to the administrative fees charged by Investment Company Administration Corporation.

EXPENSE LIMITATIONS

  Nicholas-Applegate and the Trust have undertaken to limit the Fund's expenses to certain annual levels. Overall operating expenses for the Fund will not fall below the percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone or expenses paid by the Investment Adviser under this agreement. The Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

Class A                    1.10%
Class B                    1.75%
Class C                    1.75%
Class I                    0.75%
Class Q                    1.00%

  For the year ended March 31, 1998, expense reimbursements recorded by the Fund were related to expenses incurred by Class I prior to the acquisition discussed in Note A.

  These percentages are based on the average net assets of the classes, exclusive of interest, taxes brokerage commissions, and other costs incurred in connection with portfolio securities transactions, capital expenditures, and extraordinary expenses.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

  The cumulative unreimbursed amount paid by Nicholas-Applegate on behalf of Class I, during the inception of the Fund to March 31, 1998 was $130,661.

  Effective March 31, 1998, Nicholas-Applegate agreed to amend the expense reimbursement agreement to limit the possible recoupment period of any expense reimbursements to five years from the year of the reimbursement, and subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations.

RELATED PARTIES

  Certain officers of the Trust are also officers of the Investment Adviser and the Distributor.

C. INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investment securities, other than short-term obligations, were $54,671,555 and $33,566,349, respectively, for the fiscal year ended March 31, 1998.

  At March 31, 1998, the net unrealized appreciation (depreciation) based on the cost of investments for Federal income tax purposes was as follows (in 000's):

                   GROSS        GROSS         NET
     TAX        UNREALIZED   UNREALIZED   UNREALIZED
     COST       APPRECIATION DEPRECIATION APPRECIATION
--------------  -----------  -----------  -----------
$   28,322,047   $ 420,472    $  63,329    $ 357,143

D. OFF BALANCE SHEET RISKS AND DERIVATIVE INSTRUMENTS

  The Fund's investments in foreign securities may entail risks due to the potential of political and economic instability in the countries where the securities are being offered. In addition, foreign exchange fluctuations could affect the value of positions held. It is the policy of the Fund to continuously monitor its exposure to these risks.

  The Fund may utilize forward foreign currency exchange contracts as part of its strategy of preserving capital. Upon entering into forward foreign currency contracts, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to the amount of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is sold. The forward value of amounts due to the Fund netted against the forward value of the currency to be delivered by the Fund and the remaining amount is shown as receivable (payable) for unrealized gain (loss) on forward currency contracts open in the financial statements. There were no open forward foreign currency contracts outstanding at March 31, 1998.

E. CREDIT FACILITY

  The Fund participates in a $75 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at a rate based on market rates in effect at the time of borrowings. At March 31, 1998, there were no outstanding borrowings under the Facility. The maximum amount borrowed under this line of credit at any time during the period ended March 31, 1998 was $0.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND
NOTES TO THE FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

F. CAPITAL SHARE TRANSACTIONS

  The Fund currently offers five classes of shares, namely, A, B, C, I and Q. Transactions in capital shares for the year ended March 31, 1998 were as follows:

                                             CLASS A         CLASS B        CLASS C        CLASS I       CLASS Q
                                          --------------  -------------  -------------  -------------  -----------
Capital share transactions:
  Proceeds from shares sold.............  $    2,188,791  $   1,136,299  $     907,549  $   6,471,123  $    28,000
  Proceeds from shares issued in
    connection with acquisition (See
    Note A).............................       4,153,263      7,772,553      3,900,531             --      538,166
  Value of shares reinvested............              --             --             --        237,690           --
  Cost of shares repurchased............      (1,658,997)       (30,039)           (91)      (811,321)          --
                                          --------------  -------------  -------------  -------------  -----------
  Increase in net assets derived from
    capital share transactions..........  $    4,683,057  $   8,878,813  $   4,807,989  $   5,897,492  $   566,166
                                          --------------  -------------  -------------  -------------  -----------
                                          --------------  -------------  -------------  -------------  -----------
Change in Shares Outstanding
  Beginning share balances..............              --             --             --        349,046           --
  Shares sold...........................         173,791         89,467         71,467        492,047        2,205
  Shares issued in connection with
    acquisition (See Note A)............         326,993        612,536        307,307             --       42,382
  Shares reinvested.....................              --             --             --         17,883           --
  Shares repurchased....................        (132,119)        (2,379)            (7)       (58,848)          --
                                          --------------  -------------  -------------  -------------  -----------
  Ending share balances.................         368,665        699,624        378,767        800,128       44,587
                                          --------------  -------------  -------------  -------------  -----------
                                          --------------  -------------  -------------  -------------  -----------

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
------------------------------------------------------------------------
ERNST & YOUNG LLP
515 SOUTH FLOWER STREET
LOS ANGELES, CALIFORNIA 90071
PHONE: 213 977 3200

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE MUTUAL FUNDS

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High Yield Bond Fund (the "Fund"), a series of Nicholas-Applegate Mutual Funds, as of March 31, 1998, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets and the financial highlights for each of the two fiscal years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Fund as of March 31, 1998, the results of its operations for the fiscal year then ended, and the changes in its net assets and the financial highlights for each of the two fiscal years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP
May 15, 1998

--------------------------------------------------------------------------------

                   TRUSTEES OF NICHOLAS-APPLEGATE MUTUAL FUNDS
                   ------------------------------------------
                          Fred C. Applegate, CHAIRMAN
                              Dr. Arthur B. Laffer
                                Charles E. Young

                                    OFFICERS
                                    --------
                         Arthur E. Nicholas, PRESIDENT
                        Peter J. Johnson, VICE PRESIDENT
                          Thomas Pindelski, TREASURER
                         E. Blake Moore, Jr., SECRETARY

                TRUSTEES OF NICHOLAS-APPLEGATE INVESTMENT TRUST
                -----------------------------------------------
                          Arthur E. Nicholas, CHAIRMAN
                               Dann V. Angeloff
                                 Walter A. Auch
                               Theodore J. Coburn
                               Darlene T. DeRemer
                                George F. Keane

                               INVESTMENT MANAGER
                               ------------------
                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR
                                  -----------
                         Nicholas-Applegate Securities

                                   CUSTODIAN
                                   ---------
                                    PNC Bank

                                 TRANSFER AGENT
                                 --------------
                       State Street Bank & Trust Company

NICHOLAS APPLEGATE-Registered Trademark-
MUTUAL FUNDS

600 West Broadway
San Diego, California 92101
800-551-8043
Nicholas-Applegate Securities, Distributor www.nacm.com


                                   ANN98ABC